================================================================================
                            THE VANTAGEPOINT FUNDS

                                     SEMIANNUAL
                                     REPORT

                                     JUNE 30, 1999


[LOGO OF THE VANTAGEPOINT FUNDS APPEARS HERE]

GIRARD MILLER, CFA                                  777 North Capitol Street, NE
President                                           Washington, DC 20002-4240

LETTER FROM THE PRESIDENT OF THE VANTAGEPOINT FUNDS

Dear Fellow Shareholders:

As you know, 13 of the ICMA Retirement Corporation managed funds were registered with the Securities and Exchange Commission as mutual funds effective this year as the Vantagepoint Funds. I am delighted to present to you the first semiannual report of the Vantagepoint Fund family.

As a direct result of fund registration, investors can now obtain fund performance information more easily. Fund net asset values now appear daily in most major metropolitan newspapers, enabling participants to monitor their investments even more conveniently.

Additionally, investors can now consolidate their retirement savings by investing in the Vantagepoint Funds through an Individual Retirement Account
(IRA). For the third-quarter, our Y2K-compliant recordkeeping system will begin to generate a single statement that includes 457,401 and IRA assets.

ICMA-RC's Chief Investment Officer John Tobey provides more fund performance information in his accompanying letter. Even more detailed information about each Fund, including quarterly performance analysis, is available in The Vantagepoint, a quarterly newsletter for ICMA-RC plan participants, and on our Web site at www.icmarc.org. I would encourage you to log on to our Web site to access our new MarketView section,where you will find my monthly market commentary, our Chart of the Week,and other timely investment information.

Also on-line, you should visit our Legislative Action Center for news about the recent tax bill and how it could eventually affect 457,401 and IRA investors.

We are very proud of our new Vantagepoint Funds and the services that enhance them and hope you are as well. We sincerely value your interest and confidence in our program.

Thank you for being part of this milestone.

Sincerely,

/s/ Girard Miller

Girard Miller


                 [LOGO OF THE VANTAGEPOINT FUNDS APPEARS HERE]

JOHN TOBEY                                          777 North Capitol Street, NE
Chief Investment Officer                            Washington, DC 20002-4240

LETTER FROM THE VANTAGEPOINT INVESTMENT ADVISERS

Dear Shareholders:

Between March 1 and June 30, 1999, the S&P 500 Index rose 11.3%. Mid-sized and smaller stocks turned in even better results; the S&P MidCap 400 Index and the Russell 2000 Index both returned 17.4%. International stocks lagged somewhat due to the strong dollar; the MSCI Europe, Australia, and Far East Index of developed markets returned 6.8%. Unprecedented economic strength pushed interest rates significantly higher over the period, creating a challenging environment for bonds.

Against this backdrop,the Vantagepoint Funds produced the following returns for the period:


--------------------------------------------------------------------------------------------------------------
        Vantagepoint Actively Managed Funds                                  Return, 3/1/1999 - 6/30/1999
--------------------------------------------------------------------------------------------------------------
        Vantagepoint Money Market Fund                                                    1.5%

        Vantagepoint US Treasury Securities Fund                                         -0.7%

        Vantagepoint Asset Allocation Fund                                                5.9%

        Vantagepoint Equity Income Fund                                                   9.6%

        Vantagepoint Growth & Income Fund                                                11.7%

        Vantagepoint Growth Fund                                                         17.5%

        Vantagepoint Aggressive Opportunities Fund                                       23.2%

        Vantagepoint International Fund                                                  10.7%

--------------------------------------------------------------------------------------------------------------
        Vantagepoint Index Funds: Class I Shares                             Return, 3/1/1999 - 6/30/1999
--------------------------------------------------------------------------------------------------------------
        Vantagepoint Core Bond Index Fund                                                -1.0%

        Vantagepoint 500 Stock Index Fund                                                11.1%

        Vantagepoint Broad Market Index Fund                                             12.2%

        Vantagepoint Mid/Small Company Index Fund                                        16.1%

        Vantagepoint Overseas Equity Index Fund                                           6.5%

            [LOGO OF VANTAGEPOINT INVESTMENT ADVISERS APPEARS HERE]

Class II shares of the Vantagepoint Index Funds commenced operation on April 5, 1999:


--------------------------------------------------------------------------------------------------------------
        Vantagepoint Index Funds: Class II Shares                            Return, 4/5/1999 - 6/30/1999
--------------------------------------------------------------------------------------------------------------
        Vantagepoint Core Bond Index Fund                                                -1.3%

        Vantagepoint 500 Stock Index Fund                                                 6.4%

        Vantagepoint Broad Market Index Fund                                              7.5%

        Vantagepoint Mid/Small Company Index Fund                                        11.7%

        Vantagepoint Overseas Equity Index Fund                                           2.0%

While this semiannual report covers only the period since the Vantagepoint Funds were registered with the Securities and Exchange Commission, many of the Funds have substantial prior history as unregistered commingled funds. The following pages summarize the original inception date, investment objective, and investment subadvisers for each newly registered Vantagepoint Fund.

Sincerely,

/s/ John S. Tobey

John S.Tobey

The Vantagepoint Funds

(Fund ticker symbols are included in parentheses after Fund names.)


--------------------------------------------------------------------------------------------------------------
        Actively Managed Funds
--------------------------------------------------------------------------------------------------------------
        Money Market Fund (VAMXX)                                                       Year Founded: 1989
--------------------------------------------------------------------------------------------------------------
        Investment Objective:     Current income consistent with preservation
                                  of capital and liquidity

        Subadviser:               AIM Advisers

--------------------------------------------------------------------------------------------------------------
        U.S. Treasury Securities Fund (VPTSX)                                           Year Founded: 1992
--------------------------------------------------------------------------------------------------------------
        Investment Objective:     Current income

        Subadviser:               Seix Investment Advisors

--------------------------------------------------------------------------------------------------------------
        Asset Allocation Fund (VPAAX)                                                   Year Founded: 1974
--------------------------------------------------------------------------------------------------------------
        Investment Objective:     Long-term capital growth at a lower level of
                                  risk than an all-equity portfolio

        Subadvisers:              Avatar Associates
                                  Mellon Capital Management
                                  Payden & Rygel Investment Counsel
                                  Wilshire Asset Management

--------------------------------------------------------------------------------------------------------------
        Equity Income Fund (VPEIX)                                                      Year Founded: 1994
--------------------------------------------------------------------------------------------------------------
        Investment Objective:     Long-term stable growth of capital by investing
                                  in dividend-paying common stocks of well-
                                  established companies

        Subadvisers:              Barrow, Hanley, Mewhinney, & Strauss
                                  T. Rowe Price Associates, Inc.
                                  Wellington Management Company, LLC

--------------------------------------------------------------------------------------------------------------
        Growth & Income Fund (VPGIX)                                                    Year Founded: 1998
--------------------------------------------------------------------------------------------------------------
        Investment Objective:     Long-term capital growth by investing in
                                  common stocks that offer potential for high
                                  total return through a combination of capital
                                  appreciation and current income

        Subadvisers:              Capital Guardian Trust Company
                                  Putnam Investment Management


--------------------------------------------------------------------------------------------------------------
        Growth Fund (VPGRX)                                                    Year Founded: 1983
--------------------------------------------------------------------------------------------------------------
        Investment Objective:     Long-term capital growth from investing in
                                  common stocks of companies with above-
                                  average potential for earnings growth

        Subadvisers:              Cadence Capital Management
                                  Fidelity Management Trust Company
                                  Neuberger Berman
                                  William Blair & Company
                                  Barclays Global Fund Advisors

--------------------------------------------------------------------------------------------------------------
        Aggressive Opportunities Fund (VPAOX)                                  Year Founded: 1994
--------------------------------------------------------------------------------------------------------------
        Investment Objective:     High long-term capital growth by investing in
                                  common stocks of small- to medium-
                                  capitalization companies

        Subadvisers:              First Pacific Advisors
                                  MFS/Institutional Advisors
                                  TCW Funds Management

--------------------------------------------------------------------------------------------------------------
        International Fund (VPINX)                                             Year Founded: 1994
--------------------------------------------------------------------------------------------------------------
        Investment Objective:     Long-term capital growth by investing in
                                  common stocks on companies headquartered
                                  outside the U.S.

        Subadvisers:              Capital Guardian Trust Company
                                  Lazard Asset Management
                                  Rowe Price-Fleming International

All Vantagepoint index funds are managed by Barclays Global Fund Advisors.

Class I and II ticker symbols are listed where available:


--------------------------------------------------------------------------------------------------------------
        Index Funds
--------------------------------------------------------------------------------------------------------------
        Core Bond Index Fund (VPCIX/VPCDX)                                         Year Founded: 1974
--------------------------------------------------------------------------------------------------------------
        Investment Objective:    Current income and growth of capital from
                                 investing in U.S. government and corporate
                                 investment-grade bonds

        Index:                   Lehman Government/Corporate Bond Index

--------------------------------------------------------------------------------------------------------------
        500 Stock Index Fund (VPFIX/VPSKX)                                         Year Founded: 1997
--------------------------------------------------------------------------------------------------------------
        Investment Objective:    Long-term capital growth by investing in
                                 common stocks of larger-capitalization
                                 U.S. companies

        Index:                   S&P 500 Index

--------------------------------------------------------------------------------------------------------------
        Broad Market Index Fund (VPMIX/VPBMX)                                      Year Founded: 1988
--------------------------------------------------------------------------------------------------------------
        Investment Objective:    Long-term capital growth by investing in
                                 common stocks of U.S. companies across all
                                 capitalization ranges

        Index:                   Wilshire 5000 Index

--------------------------------------------------------------------------------------------------------------
        Mid/Small Company Index Fund (VPSIX)                                       Year Founded: 1997
--------------------------------------------------------------------------------------------------------------
        Investment Objective:    Long-term capital growth by investing in
                                 common stocks of small- to medium-
                                 capitalization companies

        Index:                   Wilshire 4500 Index

--------------------------------------------------------------------------------------------------------------
        Overseas Equity Index Fund (VPOIX/VPOEX)                                   Year Founded: 1997
--------------------------------------------------------------------------------------------------------------
        Investment Objective:    Long-term capital growth by investing in
                                 common stocks on companies headquartered
                                 outside the U.S.

        Index:                   MSCI Europe, Australia, and Far East Free Index

                               VANTAGEPOINT FUNDS

                       Statement of Assets & Liabilities
                           June 30, 1999 (Unaudited)

                           Aggressive                                    Growth &
                          Opportunities  International     Growth         Income
                          -------------  ------------- --------------  ------------
ASSETS:
Securities, at market
 value..................  $470,806,131   $238,507,790  $3,225,576,030  $192,153,519
Cash....................       170,413            --              --            --
Cash denominated in
 foreign currencies.....           --       1,259,539         (93,192)          --
Receivable for:
 Dividends..............       106,555        335,889       1,647,946       107,431
 Interest...............       201,632          4,071          66,740         2,717
 Investments sold.......     4,075,878      1,003,236      35,602,351     1,478,554
 Recoverable foreign
  taxes.................            48        170,754          23,778            84
 Variation margin on
  futures contracts.....           --             --              --            --
 Securities on loan
  earnings..............       250,143         44,694       1,575,043        53,922
 Due from investment
  advisor...............           --             --              --            --
Net unrealized gain on
 forward foreign
 currency exchange
 contracts..............           --             --              124           --
Prepaid insurance.......           --             --              --             23
                          ------------   ------------  --------------  ------------
 Total Assets...........   475,610,800    241,325,973   3,264,398,820   193,796,250
                          ------------   ------------  --------------  ------------
LIABILITIES:
Payable for:
 Investments purchased..     1,130,813      1,638,294      42,539,054     1,474,480
 Variation margin on
  futures contracts.....           --             --              616           --
 Collateral for
  securities loaned.....    64,969,619      9,340,044     404,549,199    13,099,024
Distribution to
 shareholders...........           --             --              --            --
Administrative services
 fees...................        14,985          9,668         134,474         7,152
Advisory fees...........        34,104         19,852         242,056        15,152
Other accrued expenses..     1,457,680        556,778       5,747,687       388,900
Net unrealized loss on
 forward foreign
 currency exchange
 contracts..............           --          64,174             --            --
                          ------------   ------------  --------------  ------------
 Total Liabilities......    67,607,201     11,628,810     453,213,086    14,984,708
                          ------------   ------------  --------------  ------------
NET ASSETS..............  $408,003,599   $229,697,163  $2,811,185,734  $178,811,542
                          ============   ============  ==============  ============
NET ASSETS REPRESENTED
 BY:
Paid-in capital.........  $312,564,707   $208,706,065  $2,335,001,365  $141,174,420
Net unrealized
 appreciation
 (depreciation) on
 investments, open
 futures contracts,
 foreign currency
 contracts and foreign
 currency related
 translations...........    85,964,031     17,512,332     423,282,690    33,430,232
Undistributed net
 investment income
 (loss).................      (622,778)     1,552,038         (40,528)       90,405
Accumulated net realized
 gain (loss) on
 investments, open
 futures contracts,
 foreign currency
 contracts and foreign
 currency related
 translations...........    10,097,639      1,926,728      52,942,207     4,116,485
                          ------------   ------------  --------------  ------------
NET ASSETS..............  $408,003,599   $229,697,163  $2,811,185,734  $178,811,542
                          ============   ============  ==============  ============
CAPITAL SHARES:
Net Assets..............  $408,003,599   $229,697,163  $2,811,185,734  $178,811,542
Shares Outstanding......    33,106,776     20,743,289     239,232,851    16,006,325
Net Asset Value,
 offering and redemption
 price per share
 (net assets divided by
 shares outstanding)....  $      12.32   $      11.07  $        11.75  $      11.17
Net Assets--Class I.....           N/A            N/A             N/A           N/A
Shares Outstanding--
 Class I................           N/A            N/A             N/A           N/A
Net Asset Value--Class
 I, offering and
 redemption price
 per share (net assets
 divided by shares
 outstanding)...........           N/A            N/A             N/A           N/A
Net Assets--Class II....           N/A            N/A             N/A           N/A
Shares Outstanding--
 Class II...............           N/A            N/A             N/A           N/A
Net Asset Value--Class
 II, offering and
 redemption price per
 share (net assets
 divided by shares
 outstanding)...........           N/A            N/A             N/A           N/A
Cost of investments.....  $384,842,100   $220,912,620  $2,802,276,693  $158,723,287
Cost of cash denominated
 in foreign currencies..  $        --    $  1,268,099  $      (77,484) $        --

------
* Investment in Master Investment Portfolio (Note 1)

                       See Notes to Financial Statements.

                                 U.S. Treasury                Overseas     Mid/Small   Broad Market   500 Stock
 Equity Income  Asset Allocation  Securities   Money Market Equity Index Company Index    Index         Index      Core Bond Index
 -------------  ---------------- ------------- ------------ ------------ ------------- ------------  ------------  ---------------
 $596,979,495    $1,203,668,507   $94,338,743  $67,058,403  $39,995,355   $18,899,943* $604,157,412* $167,486,203*  $282,441,375*
          --          4,933,865           --         2,242            2           --            --            --             --
          --                --            --           --       253,271           --            --            --             --
    1,331,414           527,653           --           --        59,046           --            --            --             --
        6,369         6,695,125     1,246,991      265,502            1           --            --            --             --
      588,883         1,482,607           --           --           --            --            --            --             --
        5,961               244           --           --        27,204           --            --            --             --
          --          1,653,250           --           --       107,025           --            --            --             --
       79,164           461,446        69,568          --            26           --            --            --             --
          --                --            --        10,691          --            --            --            --             --
          --                --            --           --           --            --            --            --             --
          --                --            --           --             5           --            --            186            --
 ------------    --------------   -----------  -----------  -----------   -----------  ------------  ------------   ------------
  598,991,286     1,219,422,697    95,655,302   67,336,838   40,441,935    18,899,943   604,157,412   167,486,389    282,441,375
 ------------    --------------   -----------  -----------  -----------   -----------  ------------  ------------   ------------
      343,723         1,258,909           --           --       217,810           --            --            --             --
          --                --            --           --           --            --            --            --             --
   34,810,570       110,166,168    11,293,000          --           --            --            --            --             --
          --                --        398,126      245,498          --            --            --            --       1,430,343
       20,892            38,212         3,713        2,823        3,029         8,920        12,242         6,188         11,956
       49,804            97,313         7,614        5,976        2,194           814        33,721         7,135         12,592
      704,659         1,692,879       145,005       27,649       60,861         8,499       139,443        36,950         73,080
          --                --            --           --        20,650           --            --            --             --
 ------------    --------------   -----------  -----------  -----------   -----------  ------------  ------------   ------------
   35,929,648       113,253,481    11,847,458      281,946      304,544        18,233       185,406        50,273      1,527,971
 ------------    --------------   -----------  -----------  -----------   -----------  ------------  ------------   ------------
 $563,061,638    $1,106,169,216   $83,807,844  $67,054,892  $40,137,391   $18,881,710  $603,972,006  $167,436,116   $280,913,404
 ============    ==============   ===========  ===========  ===========   ===========  ============  ============   ============
 $377,631,382    $  817,251,725   $87,871,000  $67,054,892  $37,601,119   $16,656,842  $545,252,379  $155,923,005   $292,941,555
  167,598,471       265,414,306    (1,718,893)         --     1,771,080     2,007,299    51,057,029     9,619,704    (11,226,855)
    4,254,357         9,808,075        14,036          --       347,486        39,252     2,107,912       554,937       (343,657)
   13,577,428        13,695,110    (2,358,299)         --       417,706       178,317     5,554,686     1,338,470       (457,639)
 ------------    --------------   -----------  -----------  -----------   -----------  ------------  ------------   ------------
 $563,061,638    $1,106,169,216   $83,807,844  $67,054,892  $40,137,391   $18,881,710  $603,972,006  $167,436,116   $280,913,404
 ============    ==============   ===========  ===========  ===========   ===========  ============  ============   ============
 $563,061,638    $1,106,169,216   $83,807,844  $67,054,892          N/A           N/A           N/A           N/A            N/A
   51,368,626       104,454,729     8,590,482   67,054,892          N/A           N/A           N/A           N/A            N/A
 $      10.96    $        10.59   $      9.76  $      1.00          N/A           N/A           N/A           N/A            N/A
          N/A               N/A           N/A          N/A  $34,909,324   $14,315,263  $472,647,694  $114,951,013   $237,258,144
          N/A               N/A           N/A          N/A    3,279,235     1,232,972    42,109,985    10,342,303     24,487,392
          N/A               N/A           N/A          N/A  $     10.65   $     11.61  $      11.22  $      11.11   $       9.69
          N/A               N/A           N/A          N/A  $ 5,228,067   $ 4,566,447  $131,324,312  $ 52,485,103   $ 43,655,260
          N/A               N/A           N/A          N/A      512,510       408,910    12,213,059     4,933,585      4,486,476
          N/A               N/A           N/A          N/A  $     10.20   $     11.17  $      10.75  $      10.64   $       9.73
 $429,381,024    $  940,364,821   $96,057,636  $67,058,403  $38,220,821           N/A           N/A           N/A            N/A
 $        --     $          --    $       --   $       --           N/A           N/A           N/A           N/A            N/A

                               VANTAGEPOINT FUNDS

                            Statement of Operations
For the Period From March 1, 1999 (commencement of operations) to June 30, 1999
                                  (Unaudited)

                           Aggressive                                Growth &
                          Opportunities International    Growth       Income
                          ------------- ------------- ------------  -----------
INVESTMENT INCOME:
Dividends...............   $   378,122   $ 2,568,092  $  5,612,269  $   467,575
Interest................       559,330       107,672     1,504,724      122,073
Foreign taxes withheld
 on dividends...........           (71)     (279,748)      (28,352)      (6,674)
Expenses................           --            --            --           --
                           -----------   -----------  ------------  -----------
Total investment
 income.................       937,381     2,396,016     7,088,641      582,974
                           -----------   -----------  ------------  -----------
EXPENSES:
Audit...................         2,239         1,367        16,950          836
Legal...................         2,053         1,254        15,542          766
Meetings................           888           542         6,722          332
Subadvisor..............       902,109       382,330     2,553,234      206,714
Custodian...............        71,955       110,116       292,277       40,195
Advisory................       121,157        71,987       887,449       50,686
Fund Services...........       179,107       106,865     1,311,807       75,030
Printing................         2,165         1,289        16,383          808
Registration............         5,894         3,597        44,615        2,200
Investor services.......       241,000       144,148     1,765,214      100,873
Administration..........        29,253        19,055       201,270       13,255
Insurance...............         2,339         1,428        17,706          874
                           -----------   -----------  ------------  -----------
Total expenses before
 reimbursements.........     1,560,159       843,978     7,129,169      492,569
Less reimbursements.....           --            --            --           --
                           -----------   -----------  ------------  -----------
Total expenses net of
 reimbursements.........     1,560,159       843,978     7,129,169      492,569
                           -----------   -----------  ------------  -----------
NET INVESTMENT INCOME
 (LOSS).................      (622,778)    1,552,038       (40,528)      90,405
                           -----------   -----------  ------------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss)
 on sale of
 investments............    10,097,639     1,824,201    52,918,687    4,116,485
Net realized gain (loss)
 on futures and foreign
 currency transactions..           --        102,527        23,520          --
Net change in unrealized
 appreciation
 (depreciation) of
 investments prior to
 March 1, 1999 (Note
 1).....................    19,256,299    (1,110,977)   54,225,109   21,182,823
Net change in unrealized
 appreciation
 (depreciation) of
 investments............    66,707,732    18,706,147   369,074,228   12,247,409
Net change in unrealized
 appreciation
 (depreciation) on
 futures and foreign
 currency transactions..           --        (82,838)      (16,647)         --
                           -----------   -----------  ------------  -----------
NET GAIN (LOSS) ON
 INVESTMENTS............    96,061,670    19,439,060   476,224,897   37,546,717
                           -----------   -----------  ------------  -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........   $95,438,892   $20,991,098  $476,184,369  $37,637,122
                           ===========   ===========  ============  ===========

------
* Allocated from Master Investment Portfolio (Note 1)

                       See Notes to Financial Statements.

                                 U.S. Treasury                Overseas     Mid/Small    Broad Market    500 Stock
 Equity Income  Asset Allocation  Securities   Money Market Equity Index Company Index     Index          Index
 -------------  ---------------- ------------- ------------ ------------ -------------  ------------   -----------
 $  5,364,750     $  2,339,547    $       --    $      --    $  527,445   $   63,687 *  $ 2,417,758 *  $   619,003 *
      169,445       10,361,447      1,696,515    1,032,260       56,010       14,714 *      516,275 *      127,970 *
          --            (1,818)           --           --       (60,006)         (13)*         (302)*          --
          --               --             --           --           --        (4,273)*     (108,245)*      (24,766)*
 ------------     ------------    -----------   ----------   ----------   ----------    -----------    -----------
    5,534,195       12,699,176      1,696,515    1,032,260      523,449       74,115      2,825,486        722,207
 ------------     ------------    -----------   ----------   ----------   ----------    -----------    -----------
        3,773            7,242            615          386          258          102          3,618            638
        3,459            6,642            564          353          236           93          3,318            584
        1,495            2,871            244          152          102           52          1,435            253
      332,733        1,048,332         35,042       16,693       27,826          --             --             --
       46,866           88,931         13,695        7,031       85,530        7,374          8,441          7,554
      186,342          364,247         29,431       20,928       12,410        2,730        114,909         25,742
      275,112          537,885         43,419       30,938       19,959        6,915        256,176         60,605
        3,647            7,001            594          373          249           98          3,497            616
        9,932           19,064          1,619        1,015          678          266          9,523          1,677
      370,484          724,252         58,498       41,630       24,382        6,915        256,176         60,605
       42,054           77,068          7,671        5,466        4,067       10,217         58,062          8,336
        3,941            7,566            642          403          266          105          3,748            660
 ------------     ------------    -----------   ----------   ----------   ----------    -----------    -----------
    1,279,838        2,891,101        192,034      125,368      175,963       34,867        718,903        167,270
          --               --             --       (10,691)         --            (4)        (1,329)           --
 ------------     ------------    -----------   ----------   ----------   ----------    -----------    -----------
    1,279,838        2,891,101        192,034      114,677      175,963       34,863        717,574        167,270
 ------------     ------------    -----------   ----------   ----------   ----------    -----------    -----------
    4,254,357        9,808,075      1,504,481      917,583      347,486       39,252      2,107,912        554,937
 ------------     ------------    -----------   ----------   ----------   ----------    -----------    -----------
   13,577,428        1,713,701     (2,358,299)         --       421,246       64,569      3,097,087        890,912
          --        11,981,409            --           --        (3,540)     113,748      2,457,599        447,558
  134,339,545      223,382,028     (1,940,278)         --      (302,253)     (49,295)    (6,309,016)    (2,921,711)
   33,258,926       39,921,658        221,385          --     2,076,787    2,047,156     56,711,941     12,552,573
          --         2,110,620            --           --        (3,454)       9,438        654,104        (11,158)
 ------------     ------------    -----------   ----------   ----------   ----------    -----------    -----------
  181,175,899      279,109,416     (4,077,192)         --     2,188,786    2,185,616     56,611,715     10,958,174
 ------------     ------------    -----------   ----------   ----------   ----------    -----------    -----------
 $185,430,256     $288,917,491    $(2,572,711)  $  917,583   $2,536,272   $2,224,868    $58,719,627    $11,513,111
 ============     ============    ===========   ==========   ==========   ==========    ===========    ===========

Core Bond Index
----------------
 $        --
    5,933,469 *
          --
      (74,865)*
----------------
    5,858,604
----------------
        1,867
        1,712
          741
          --
        7,747
       47,119
      129,889
        1,805
        4,915
      129,889
       15,978
        1,934
----------------
      343,596
          --
----------------
      343,596
----------------
    5,515,008
----------------
     (457,639)
          --
   (3,191,953)
   (8,034,902)
          --
----------------
  (11,684,494)
----------------
 $ (6,169,486)
================

                               VANTAGEPOINT FUNDS

                       Statement of Changes in Net Assets

                            Aggressive                                      Growth &
                          Opportunities  International       Growth          Income
                          -------------- --------------  --------------  --------------
                          For the Period For the Period  For the Period  For the Period
                          From March 1,  From March 1,   From March 1,   From March 1,
                           1999 (comme-   1999 (comme-    1999 (comme-    1999 (comme-
                            ncement of     ncement of      ncement of      ncement of
                          operations) to operations) to  operations) to  operations) to
                          June 30, 1999  June 30, 1999   June 30, 1999   June 30, 1999
                           (Unaudited)    (Unaudited)     (Unaudited)     (Unaudited)
                          -------------- --------------  --------------  --------------
Increase (decrease) in
 net assets resulting
 from operations:
 Net investment income
  (loss)................   $   (622,778) $   1,552,038   $      (40,528)  $     90,405
 Net realized gain
  (loss) on sale of
  investments and
  futures and foreign
  currency
  transactions..........     10,097,639      1,926,728       52,942,207      4,116,485
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments prior to
  March 1, 1999 (Note
  1)....................     19,256,299     (1,110,977)      54,225,109     21,182,823
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments and
  futures and foreign
  currency
  transactions..........     66,707,732     18,623,309      369,057,581     12,247,409
                           ------------  -------------   --------------   ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............     95,438,892     20,991,098      476,184,369     37,637,122
                           ------------  -------------   --------------   ------------
Distributions to
 shareholders from:
 Net investment income..            --             --               --             --
 Net investment income--
  Class I...............            N/A            N/A              N/A            N/A
 Net investment income--
  Class II..............            N/A            N/A              N/A            N/A
                           ------------  -------------   --------------   ------------
 Total distributions....            --             --               --             --
                           ------------  -------------   --------------   ------------
Capital share
 transactions:
 Proceeds from sales of
  shares prior to March
  1, 1999...............      6,562,814    194,947,725       10,979,051     14,222,253
 Proceeds from sales of
  shares................    399,675,033    116,393,883    2,686,272,873    214,275,010
 Proceeds from sales of
  shares--Class I.......            N/A            N/A              N/A            N/A
 Proceeds from sales of
  shares--Class II......            N/A            N/A              N/A            N/A
 Reinvestment of
  distributions prior to
  March 1, 1999.........            --             --               --             --
 Reinvestment of
  distributions.........            --             --               --             --
 Reinvestment of
  distributions--Class
  I.....................            N/A            N/A              N/A            N/A
 Reinvestment of
  distributions--Class
  II....................            N/A            N/A              N/A            N/A
 Cost of shares redeemed
  prior to March 1,
  1999..................     (5,982,490)    (1,917,343)     (29,844,691)      (211,306)
 Cost of shares
  redeemed..............    (87,690,650)  (100,718,200)    (332,405,868)   (87,111,537)
 Cost of shares
  redeemed--Class I.....            N/A            N/A              N/A            N/A
 Cost of shares
  redeemed--Class II....            N/A            N/A              N/A            N/A
                           ------------  -------------   --------------   ------------
 Net increase (decrease)
  from capital share
  transactions..........    312,564,707    208,706,065    2,335,001,365    141,174,420
                           ------------  -------------   --------------   ------------
 Total increase
  (decrease) in net
  assets................    408,003,599    229,697,163    2,811,185,734    178,811,542
                           ------------  -------------   --------------   ------------
NET ASSETS at beginning
 of period..............            --             --               --             --
                           ------------  -------------   --------------   ------------
NET ASSETS at end of
 period.................   $408,003,599  $ 229,697,163   $2,811,185,734   $178,811,542
                           ============  =============   ==============   ============
SHARE TRANSACTIONS:
 Number of shares sold
  prior to March 1,
  1999..................        650,212        265,541        1,120,685      1,303,614
 Number of shares sold..     41,221,357     30,198,127      271,941,432     23,020,955
 Number of shares issued
  through reinvestment
  of dividends and
  distributions prior to
  March 1, 1999.........            --             --               --             --
 Number of shares issued
  through reinvestment
  of dividends and
  distributions.........            --             --               --             --
 Number of shares
  redeemed prior to
  March 1, 1999.........       (546,978)      (193,673)      (2,139,198)        (9,519)
 Number of shares
  redeemed..............     (8,217,815)    (9,526,706)     (31,690,068)    (8,308,725)
                           ------------  -------------   --------------   ------------
 Net increase (decrease)
  in shares
  outstanding...........     33,106,776     20,743,289      239,232,851     16,006,325
                           ============  =============   ==============   ============
 Number of shares sold--
  Class I...............            N/A            N/A              N/A            N/A
 Number of shares issued
  through reinvestment
  of dividends and
  distributions --Class
  I.....................            N/A            N/A              N/A            N/A
 Number of shares
  redeemed--Class I.....            N/A            N/A              N/A            N/A
                           ------------  -------------   --------------   ------------
 Net increase (decrease)
  in shares
  outstanding--Class I..            N/A            N/A              N/A            N/A
                           ============  =============   ==============   ============
 Number of shares sold--
  Class II..............            N/A            N/A              N/A            N/A
 Number of shares issued
  through reinvestment
  of dividends and
  distributions --Class
  II....................            N/A            N/A              N/A            N/A
 Number of shares
  redeemed--Class II....            N/A            N/A              N/A            N/A
                           ------------  -------------   --------------   ------------
 Net increase (decrease)
  in shares
  outstanding--Class
  II....................            N/A            N/A              N/A            N/A
                           ============  =============   ==============   ============

                       See Notes to Financial Statements.

                                   U.S. Treasury                    Overseas      Mid/Small     Broad Market     500 Stock
 Equity Income    Asset Allocation   Securities    Money Market   Equity Index  Company Index      Index           Index
 --------------   ---------------- -------------- -------------- -------------- -------------- --------------  --------------
 For the Period    For the Period  For the Period For the Period For the Period For the Period For the Period  For the Period
 From March 1,     From March 1,   From March 1,  From March 1,  From March 1,  From March 1,  From March 1,   From March 1,
  1999 (comme-      1999 (comme-    1999 (comme-   1999 (comme-   1999 (comme-   1999 (comme-   1999 (comme-    1999 (comme-
   ncement of        ncement of      ncement of     ncement of     ncement of     ncement of     ncement of      ncement of
 operations) to    operations) to  operations) to operations) to operations) to operations) to operations) to  operations) to
 June 30, 1999     June 30, 1999   June 30, 1999  June 30, 1999  June 30, 1999  June 30, 1999  June 30, 1999   June 30, 1999
  (Unaudited)       (Unaudited)     (Unaudited)    (Unaudited)    (Unaudited)    (Unaudited)    (Unaudited)     (Unaudited)
 --------------   ---------------- -------------- -------------- -------------- -------------- --------------  --------------
 $   4,254,357     $    9,808,075   $  1,504,481   $    917,583   $    347,486   $     39,252  $   2,107,912   $     554,937
    13,577,428         13,695,110     (2,358,299)           --         417,706        178,317      5,554,686       1,338,470
   134,339,545        223,382,028     (1,940,278)           --        (302,253)       (49,295)    (6,309,016)     (2,921,711)
    33,258,926         42,032,278        221,385            --       2,073,333      2,056,594     57,366,045      12,541,415
 -------------     --------------   ------------   ------------   ------------   ------------  -------------   -------------
   185,430,256        288,917,491     (2,572,711)       917,583      2,536,272      2,224,868     58,719,627      11,513,111
 -------------     --------------   ------------   ------------   ------------   ------------  -------------   -------------
           --                 --      (1,490,445)      (917,583)           N/A            N/A            N/A             N/A
           N/A                N/A            N/A            N/A            --             --             --              --
           N/A                N/A            N/A            N/A            --             --             --              --
 -------------     --------------   ------------   ------------   ------------   ------------  -------------   -------------
           --                 --      (1,490,445)      (917,583)           --             --             --              --
 -------------     --------------   ------------   ------------   ------------   ------------  -------------   -------------
     6,430,085        103,230,671      4,426,415      4,391,936     41,721,866     13,582,451    433,166,008     120,601,118
   546,929,679        794,701,091    110,690,840     81,050,756            N/A            N/A            N/A             N/A
           N/A                N/A            N/A            N/A     72,201,983     17,971,369    675,705,798     150,727,375
           N/A                N/A            N/A            N/A     15,327,648      6,005,430    126,173,147      55,359,060
           --                 --             --             --             --             --             --              --
           --                 --       1,092,320        672,085            --             --             --              --
           N/A                N/A            N/A            N/A            --             --             --              --
           N/A                N/A            N/A            N/A            --             --             --              --
    (7,317,441)       (70,863,003)    (6,151,912)    (3,490,805)           N/A            N/A            N/A             N/A
  (168,410,941)        (9,817,034)   (22,186,663)   (15,569,080)           N/A            N/A            N/A             N/A
           N/A                N/A            N/A            N/A    (81,482,158)   (19,013,093)  (685,736,501)   (164,885,590)
           N/A                N/A            N/A            N/A    (10,168,220)    (1,889,315)    (4,056,073)     (5,878,958)
 -------------     --------------   ------------   ------------   ------------   ------------  -------------   -------------
   377,631,382        817,251,725     87,871,000     67,054,892     37,601,119     16,656,842    545,252,379     155,923,005
 -------------     --------------   ------------   ------------   ------------   ------------  -------------   -------------
   563,061,638      1,106,169,216     83,807,844     67,054,892     40,137,391     18,881,710    603,972,006     167,436,116
 -------------     --------------   ------------   ------------   ------------   ------------  -------------   -------------
           --                 --             --             --             --             --             --              --
 -------------     --------------   ------------   ------------   ------------   ------------  -------------   -------------
 $ 563,061,638     $1,106,169,216   $ 83,807,844   $ 67,054,892   $ 40,137,391   $ 18,881,710  $ 603,972,006   $ 167,436,116
 =============     ==============   ============   ============   ============   ============  =============   =============
       540,864            597,854        335,014        330,361      2,310,799      1,119,740     16,155,512       7,368,884
    68,020,696        111,693,979     10,980,887     85,112,332            N/A            N/A            N/A             N/A
           --                 --             --             --             N/A            N/A            N/A             N/A
           --                 --         109,678        672,085            N/A            N/A            N/A             N/A
      (680,622)          (384,506)      (556,672)       265,545            N/A            N/A            N/A             N/A
   (16,512,312)        (7,452,598)    (2,278,425)   (19,325,431)           N/A            N/A            N/A             N/A
 -------------     --------------   ------------   ------------   ------------   ------------  -------------   -------------
    51,368,626        104,454,729      8,590,482     67,054,892      2,310,799      1,119,740     16,155,512       7,368,884
 =============     ==============   ============   ============   ============   ============  =============   =============
           N/A                N/A            N/A            N/A      7,090,723      1,755,639     60,736,603      14,880,009
           N/A                N/A            N/A            N/A            --             --             --              --
           N/A                N/A            N/A            N/A     (6,122,287)    (1,642,407)   (34,782,130)    (11,906,590)
 -------------     --------------   ------------   ------------   ------------   ------------  -------------   -------------
           N/A                N/A            N/A            N/A        968,436        113,232     25,954,473       2,973,419
 =============     ==============   ============   ============   ============   ============  =============   =============
                                                                     3,279,235      1,232,972     42,109,985      10,342,303
           N/A                N/A            N/A            N/A      1,503,924        585,075     12,603,714       5,505,181
           N/A                N/A            N/A            N/A            --             --             --              --
           N/A                N/A            N/A            N/A       (991,414)      (176,165)      (390,655)       (571,596)
 -------------     --------------   ------------   ------------   ------------   ------------  -------------   -------------
           N/A                N/A            N/A            N/A        512,510        408,910     12,213,059       4,933,585
 =============     ==============   ============   ============   ============   ============  =============   =============

  Core Bond
    Index
---------------
For the Period
From March 1,
 1999 (comme-
  ncement of
operations) to
June 30, 1999
 (Unaudited)
---------------
$   5,515,008
     (457,639)
   (3,191,953)
   (8,034,902)
---------------
   (6,169,486)
---------------
          N/A
   (5,194,187)
     (664,478)
---------------
   (5,858,665)
---------------
  278,355,919
          N/A
  378,895,206
   47,414,482
          --
          --
    4,006,181
      422,141
     (694,173)
          N/A
 (412,475,192)
   (2,983,009)
---------------
  292,941,555
---------------
  280,913,404
---------------
          --
---------------
$ 280,913,404
===============
   22,300,277
          N/A
          N/A
          N/A
      (56,001)
          N/A
---------------
   22,244,276
===============
   37,878,013
      403,952
  (36,038,849)
---------------
    2,243,116
===============
   24,487,392
    4,743,338
       42,653
     (299,515)
---------------
    4,486,476
===============

                               VANTAGEPOINT FUNDS

                              Financial Highlights

                       Aggressive                                    Growth &
                     Opportunities  International      Growth         Income     Equity Income  Asset Allocation
                     -------------- -------------- -------------- -------------- -------------- ----------------
                     For the Period For the Period For the Period For the Period For the Period  For the Period
                     From March 1,  From March 1,  From March 1,  From March 1,  From March 1,   From March 1,
                      1999 (comme-   1999 (comme-   1999 (comme-   1999 (comme-   1999 (comme-    1999 (comme-
                       ncement of     ncement of     ncement of     ncement of     ncement of      ncement of
                     operations) to operations) to operations) to operations) to operations) to  operations) to
                     June 30, 1999  June 30, 1999  June 30, 1999  June 30, 1999  June 30, 1999   June 30, 1999
                      (Unaudited)    (Unaudited)    (Unaudited)    (Unaudited)    (Unaudited)     (Unaudited)
                     -------------- -------------- -------------- -------------- -------------- ----------------
Net Asset Value,
 beginning
 of period.......       $  10.00       $  10.00      $    10.00      $  10.00       $  10.00       $    10.00
Income from
 investment
 operations:
 Net investment
  income (loss)..          (0.02)          0.07             --           0.01           0.08             0.09
 Net realized and
  unrealized gain
  (loss) on
  investments and
  futures and
  foreign
  currency
  transactions...           2.34           1.00            1.75          1.16           0.88             0.50
                        --------       --------      ----------      --------       --------       ----------
Total from
 investment
 operations......           2.32           1.07            1.75          1.17           0.96             0.59
                        --------       --------      ----------      --------       --------       ----------
Less
 distributions:
 From net
  investment
  income.........            --             --              --            --             --               --
 From net
  realized
  gains..........            --             --              --            --             --               --
                        --------       --------      ----------      --------       --------       ----------
Total
 distributions...            --             --              --            --             --               --
                        --------       --------      ----------      --------       --------       ----------
Net Asset Value,
 end of period...       $  12.32       $  11.07      $    11.75      $  11.17       $  10.96       $    10.59
                        ========       ========      ==========      ========       ========       ==========
Total return++...          23.20%         10.70%          17.50%        11.70%          9.60%            5.90%
Ratios/Supplemental
 data:
 Net assets, end
  of period
  (000)..........       $408,004       $229,697      $2,811,186      $178,812       $563,062       $1,106,169
 Number of shares
  outstanding,
  end of period
  (000)..........         33,107         20,743         239,233        16,006         51,369          104,455
Ratios to average
 net assets:
 Ratio of
  expenses to
  average
  net assets+....           1.29%          1.16%           0.81%         0.97%          0.69%            0.80%
 Ratio of net
  investment
  income (loss)
  to average
  net assets+....          (0.52)%         2.13%           0.00%         0.18%          2.29%            2.70%
Portfolio
 turnover++......             16%            12%             38%           20%             3%               4%
(1) Ratio of
 expenses to
 average net
 assets prior to
 waived fees and
 reimbursed
 expenses+.......           1.29%          1.16%           0.81%         0.97%          0.69%            0.80%
(2) Ratio of net
 investment
 income (loss) to
 average net
 assets prior to
 waived fees and
 reimbursed
 expenses+.......          (0.52)%         2.13%           0.00%         0.18%          2.29%            2.70%
                       U.S. Treasury
                         Securities     Money Market
                     ------------------ -------------
                                           For the
                                           Period
                       For the Period   From March 1,
                       From March 1,    1999 (comme-
                        1999 (comme-     ncement of
                          ncement        operations)
                      of operations) to      to
                       June 30, 1999    June 30, 1999
                        (Unaudited)      (Unaudited)
                     ------------------ -------------
Net Asset Value,
 beginning
 of period.......         $ 10.00          $  1.00
Income from
 investment
 operations:
 Net investment
  income (loss)..            0.17             0.01
 Net realized and
  unrealized gain
  (loss) on
  investments and
  futures and
  foreign
  currency
  transactions...           (0.24)             --
                     ------------------ -------------
Total from
 investment
 operations......           (0.07)            0.01
                     ------------------ -------------
Less
 distributions:
 From net
  investment
  income.........           (0.17)           (0.01)
 From net
  realized
  gains..........             --               --
                     ------------------ -------------
Total
 distributions...           (0.17)           (0.01)
                     ------------------ -------------
Net Asset Value,
 end of period...         $  9.76          $  1.00
                     ================== =============
Total return++...          (0.71)%            1.48%
Ratios/Supplemental
 data:
 Net assets, end
  of period
  (000)..........         $83,808          $67,055
 Number of shares
  outstanding,
  end of period
  (000)..........           8,590           67,055
Ratios to average
 net assets:
 Ratio of
  expenses to
  average
  net assets+....            0.66%            0.55%
 Ratio of net
  investment
  income (loss)
  to average
  net assets+....            5.14%            4.40%
Portfolio
 turnover++......             118%             N/A
(1) Ratio of
 expenses to
 average net
 assets prior to
 waived fees and
 reimbursed
 expenses+.......            0.66%            0.60%
(2) Ratio of net
 investment
 income (loss) to
 average net
 assets prior to
 waived fees and
 reimbursed
 expenses+.......            5.14%            4.45%

------
   +--annualized
  ++--not annualized
(000)--In thousands.

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights


                              Overseas Equity Index        Mid/Small Company Index         Broad Market Index
                          ----------------------------- ----------------------------- -----------------------------
                          For the Period For the Period For the Period For the Period For the Period For the Period
                          From March 1,  From April 5,  From March 1,  From April 5,  From March 1,  From April 5,
                           1999 (comme-   1999 (comme-   1999 (comme-   1999 (comme-   1999 (comme-   1999 (comme-
                            ncement of     ncement of     ncement of     ncement of     ncement of     ncement of
                          operations) to operations) to operations) to operations) to operations) to operations) to
                          June 30, 1999  June 30, 1999  June 30, 1999  June 30, 1999  June 30, 1999  June 30, 1999
                           (Unaudited)    (Unaudited)    (Unaudited)    (Unaudited)    (Unaudited)    (Unaudited)
                          -------------- -------------- -------------- -------------- -------------- --------------
                             Class I        Class II       Class I        Class II       Class I        Class II
                          -------------- -------------- -------------- -------------- -------------- --------------
Net Asset Value,
 beginning of period....     $ 10.00         $10.00        $ 10.00         $10.00        $  10.00       $  10.00
Income from investment
 operations:
 Net investment income
  (loss)................        0.08           0.16           0.02           0.02            0.04           0.04
 Net realized and
  unrealized gain (loss)
  on investments and
  futures and foreign
  currency
  transactions..........        0.57           0.04           1.59           1.15            1.18           0.71
                             -------         ------        -------         ------        --------       --------
Total from investment
 operations.............        0.65           0.20           1.61           1.17            1.22           0.75
                             -------         ------        -------         ------        --------       --------
Less distributions:
 From net investment
  income................         --             --             --             --              --             --
 From net realized
  gains.................         --             --             --             --              --             --
                             -------         ------        -------         ------        --------       --------
Total distributions.....         --             --             --             --              --             --
                             -------         ------        -------         ------        --------       --------
Net Asset Value, end of
 period.................     $ 10.65         $10.20        $ 11.61         $11.17        $  11.22       $  10.75
                             =======         ======        =======         ======        ========       ========
Total return++..........        6.50%          2.00%         16.10%         11.70%          12.20%          7.50%
Ratios/Supplemental
 data:
 Net assets, end of
  period (000)..........     $34,909         $5,228        $14,315         $4,566        $472,648       $131,324
 Number of shares
  outstanding, end of
  period (000)..........       3,279            513          1,233            409          42,110         12,213
Ratios to average net
 assets:
 Ratio of expenses to
  average net assets+...        1.18%          0.93%          0.78%          0.57%           0.46%          0.27%
 Ratio of net investment
  income (loss) to
  average net assets+...        2.16%          2.53%          0.68%          1.00%           1.04%          1.41%
Portfolio turnover++....          13%            13%           N/A            N/A             N/A            N/A
(1) Ratio of expenses to
 average net assets
 prior to waived fees
 and reimbursed
 expenses+..............        1.17%          1.02%          0.78%          0.58%           0.46%          0.27%
(2) Ratio of net
 investment income
 (loss) to average net
 assets prior to waived
 fees and reimbursed
 expenses+..............        2.16%          2.53%          0.68%          1.00%           1.05%          1.42%

------
   + --annualized
  ++ --not annualized
(000) --In thousands.


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights


                                 500 Stock Index               Core Bond Index
                          ----------------------------- -----------------------------
                          For the Period For the Period For the Period For the Period
                          From March 1,  From April 5,  From March 1,  From April 5,
                           1999 (comme-   1999 (comme-   1999 (comme-   1999 (comme-
                            ncement of     ncement of     ncement of     ncement of
                          operations) to operations) to operations) to operations) to
                          June 30, 1999  June 30, 1999  June 30, 1999  June 30, 1999
                           (Unaudited)    (Unaudited)    (Unaudited)    (Unaudited)
                          -------------- -------------- -------------- --------------
                             Class I        Class II       Class I        Class II
                          -------------- -------------- -------------- --------------
Net Asset Value,
 beginning of period....     $  10.00       $ 10.00        $  10.00       $ 10.00
Income from investment
 operations:
 Net investment income
  (loss)................         0.04          0.03            0.19          0.15
 Net realized and
  unrealized gain (loss)
  on investments and
  futures and foreign
  currency
  transactions..........         1.07          0.61           (0.29)        (0.27)
                             --------       -------        --------       -------
Total from investment
 operations.............         1.11          0.64           (0.10)        (0.12)
                             --------       -------        --------       -------
Less distributions:
 From net investment
  income................          --            --            (0.21)        (0.15)
 From net realized
  gains.................          --            --              --            --
                             --------       -------        --------       -------
Total distributions.....          --            --            (0.21)        (0.15)
                             --------       -------        --------       -------
Net Asset Value, end of
 period.................     $  11.11       $ 10.64        $   9.69       $  9.73
                             ========       =======        ========       =======
Total return++..........        11.10%         6.40%          (1.04)%       (1.25)%
Ratios/Supplemental
 data:
 Net assets, end of
  period (000)..........     $114,951       $52,485        $237,258       $43,655
 Number of shares
  outstanding, end of
  period (000)..........       10,342         4,934          24,487         4,486
Ratios to average net
 assets:
 Ratio of expenses to
  average net assets+...         0.44%         0.23%           0.47%         0.26%
 Ratio of net investment
  income (loss) to
  average net assets+...         1.06%         1.44%           5.83%         6.32%
Portfolio turnover++....          N/A           N/A             N/A           N/A
(1) Ratio of expenses to
 average net assets
 prior to waived fees
 and reimbursed
 expenses+..............         0.45%         0.23%           0.47%         0.27%
(2) Ratio of net
 investment income
 (loss) to average net
 assets prior to waived
 fees and reimbursed
 expenses+..............         1.06%         1.44%           5.83%         6.32%

------
   + --annualized
  ++ --not annualized
(000) --In thousands.


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  The Vantagepoint Funds (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company organized as a Delaware business trust. The Company commenced operations on March 1, 1999 by acquiring certain of the assets of the ICMA Retirement Trust (the "Trust"). The acquisition was accomplished by a tax-free exchange of shares of the Funds for certain of the assets of the Trust on March 1, 1999, at $10.00 per share. The Company currently consists of the following Funds (the "Funds"): the Aggressive Opportunities Fund, the International Fund, the Growth Fund, the Growth and Income Fund, the Equity Income Fund, the Asset Allocation Fund, the U.S. Treasury Securities Fund and the Money Market Fund. The Company also offers the following Index Funds (the "Index Funds"): the Overseas Equity Index Fund, the Mid/Small Company Index Fund, the Broad Market Index Fund, the 500 Stock Index Fund, and the Core Bond Index Fund. Each Index Fund, with the exception of the Overseas Equity Index Fund, is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities in the portfolio, the feeder fund, which is offered to the public, invests in a Master Portfolio that has substantially the same investment objectives as the feeder fund. It is the Master Portfolio that actually invests in the individual securities. Barclays Global Fund Advisors
(BGFA) is the investment adviser for the Master Portfolios. The Index Funds invest in the Master Portfolios as follows:

                                    invests                 Master
             Index Fund               in                   Portfolio
             ----------             -------             ---------------
             Mid/Small Company  [GRAPHIC OF ARROW]      Extended Index
             Broad Market       [GRAPHIC OF ARROW]      US Equity Index
             500 Stock          [GRAPHIC OF ARROW]      S&P 500 Index
             Core Bond          [GRAPHIC OF ARROW]      Bond Index

  The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Index Funds.

  The Funds offer a single class of shares, which commenced operations on March 1, 1999. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. Class I Shares commenced operations on March 1, 1999. Class II Shares commenced operations on April 5, 1999. The two classes of shares differ principally in their respective fund services and investor services fees. Shareholders of each Index Fund bear the common expenses of the Index Fund and earn income from the Master Portfolio pro rata based on the average daily net assets of each class. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses and from the weightings of pro rata income and gain allocations.

  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements. Each is in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

 Investment Policy and Security Valuation

  The value of each Index Fund's (other than the Overseas Index Fund) interest in the net assets of the Master Portfolio in which it invests reflects that Index Fund's interest in the net assets of that Master Portfolio (12.41%, 99.99%, 3.79%, 70.53% for the Extended Index, US Equity Index, S&P 500 Index and Bond Index Master Portfolios, respectively, as of June 30, 1999). See "Investment Policy and Security Valuation" for the Master Portfolios included elsewhere in this report.

                               VANTAGEPOINT FUNDS

  The equity securities of each Fund are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued using pricing matrices obtained through Merrill Lynch and other commercial pricing services. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by the Board of Directors.

  The Money Market Fund invests all of its assets in the Short Term Investments Co. Liquid Assets Portfolio, whose investment adviser is AIM Advisers, Inc. The Short Term Investments Co. Liquid Assets Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, approximates market value. The Money Market Fund seeks to maintain a constant net asset value per share of $1.00, however, there is no guarantee that it will be able to do so.

  The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of transactions.

 Security Transactions and Income Recognition

  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums, except for the Money Market Fund, are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

 Dividends and Distributions to Shareholders

  Dividends to shareholders from net investment income of the Core Bond Index Fund and U.S. Treasury Securities Fund are declared and distributed monthly. Dividends to shareholders from net investment income of the Money Market Fund are declared daily and distributed monthly. Dividends to shareholders from net investment income of the remaining Funds and Index Funds are declared and distributed annually. Distributions to shareholders from any net realized capital gains are generally declared and distributed annually, normally in December.

  Due to the timing of dividend distributions and differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

 Federal Income Taxes

  The Company intends to qualify as a regulated investment company under Subchapter M of the Code for federal tax purposes. Accordingly, each Fund and Index Fund intends to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision for federal taxes was required.

                               VANTAGEPOINT FUNDS

 Futures Contracts

  The Funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Funds are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount of risk under such futures may exceed the amounts reflected in the financial statements. As of June 30, 1999, the Asset Allocation Fund had the following open long futures contracts outstanding:

                                                                     Net Unrealized
Number of                        Expiration          Notional        Appreciation/
Contracts        Type               Date          Contract Value     (Depreciation)
---------        ----            ----------       --------------     --------------
 185         S&P 500 Index     September 1999      $63,903,625         $2,840,912
 568         U.S. Treasury     September 1999      $65,834,750         $ (730,293)

 Repurchase Agreements

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Schedule of Investments. The Funds require that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on June 30, 1999 are collateralized by U.S. Government Securities.

 Forward Foreign Currency Exchange Contracts

  A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. As of June 30, 1999, the following funds had the following open forward foreign currency exchange contracts outstanding.

                               VANTAGEPOINT FUNDS

 International Fund

Currency and          Foreign Currency     U.S. Dollar Value     Net Unrealized
Exchange Date          Cost/Proceeds       at June 30, 1999       Gain/(Loss)
-------------         ----------------     -----------------     --------------
Purchase Contracts
Euro
  07/06/99               $1,943,846           $1,896,873            $(46,973)
  08/04/99                   57,065               55,208              (1,857)
  08/04/99                   12,965               12,371                (594)
  09/07/99                   55,874               55,618                (256)
  12/08/99                  140,887              142,932               2,045

Great Britain
  07/02/99                  184,620              184,729                 109

Japanese
  07/01/99                  123,822              123,778                 (44)
  08/17/99                  250,668              246,482              (4,186)
                                                                    --------
                                                                    $(51,756)

Sale Contracts
Euro
  07/22/99               $   73,000           $   70,216            $  2,784
  07/22/99                   72,663               70,216               2,447

Great Britain
  08/04/99                   57,065               55,866               1,199
  08/04/99                   12,965               12,512                 453
  09/03/99                   56,000               54,934               1,066
  09/07/99                   55,874               54,892                 982

Japanese
  07/06/99                1,943,846            1,960,757             (16,911)
  08/17/99                  246,000              246,482                (482)
  09/10/99                  128,000              127,345                 655
  12/08/99                  140,887              145,498              (4,611)
                                                                    --------
                                                                    $(12,418)

                               VANTAGEPOINT FUNDS

 Overseas Equity Index Fund

Currency and          Foreign Currency     U.S. Dollar Value     Net Unrealized
Exchange Date          Cost/Proceeds       at June 30, 1999       Gain/(Loss)
-------------         ----------------     -----------------     --------------
Purchase Contracts
Euro
  07/06/99                $565,379             $549,184             $(16,195)
  08/04/99                 556,292              550,386               (5,906)

Great Britain
  07/06/99                 508,930              501,265               (7,665)
  08/04/99                 505,028              501,355               (3,673)

Japanese
  07/06/99                 368,895              372,095                3,200
  08/04/99                 370,529              373,687                3,158

Sweden
  07/06/99                  89,836               89,670                 (166)
  08/04/99                  90,750               89,830                 (920)
                                                                    --------
                                                                    $(28,167)

Sale Contracts
Euro
  07/06/99                $555,119             $549,184             $  5,935

Great Britain
  07/01/99                   5,489                5,496                   (7)
  07/06/99                 504,984              501,265                3,719

Japanese
  07/06/99                 369,040              372,095               (3,055)

Sweden
  07/06/99                  90,595               89,670                  925
                                                                    --------
                                                                    $  7,517

 Growth Fund

Currency and          Foreign Currency     U.S. Dollar Value     Net Unrealized
Exchange Date          Cost/Proceeds       at June 30, 1999       Gain/(Loss)
-------------         ----------------     -----------------     --------------
Purchase Contracts
Canadian
  07/02/99                $39,297               $39,173               $124
                                                                      ----

  Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements.

                               VANTAGEPOINT FUNDS

2. Agreements and Other Transactions with Affiliates

  Vantagepoint Investment Advisors LLC (the "VIA"), a wholly owned subsidiary of RC Retirement Corporation ("RC"), provides investment advisory services to each of the Vantagepoint Funds. Pursuant to a Master Advisory Agreement, VIA is entitled to receive 0.10% of the average daily net assets of each Fund and 0.05% of the average daily net assets of Class I Shares and Class II for the Index Funds. VIA contracts one or more subadvisers for the each of the Funds and Index Funds. Fees paid to each Subadviser during the year are based on assets under management at contractual rates as follows:

                                                                    Assets    Annual
 Fund                                   Subadviser                 Managed     Fee
 ----                                   ----------                ---------   ------
                                                                  First
                                                                  $100
 Aggressive Opportunities First Pacific Advisers                  million     0.80%
                                                                  Over $100
                                                                  million     0.75%
                          MFS Institutional Advisers, Inc.        Flat fee    0.75%
                                                                  First
                                                                  $100
                          TCW Funds Management, Inc.              million     0.73%
                                                                  Next $100
                                                                  million     0.69%
                                                                  Over $200
                                                                  million     0.67%

                                                                  First $25
 International            Capital Guardian Trust Company          million*    0.75%
                                                                  Next $25
                                                                  million     0.60%
                                                                  Next $200
                                                                  million     0.43%
                                                                  Over $250
                                                                  million     0.38%
                                                                  First
                                                                  $100
                          Lazard Assets Management                million     0.50%
                                                                  Over $100
                                                                  million     0.40%
                                                                  First $20
                          Rowe Price Fleming, International, Inc. million     0.75%
                                                                  Next $30
                                                                  million     0.60%
                                                                  Over $50
                                                                  million     0.50%

                                                                  First
                                                                  $100
 Growth                   Cadence Capital Management              million     0.45%
                                                                  Next $400
                                                                  million     0.20%
                                                                  Over $500
                                                                  million     0.15%
                                                                  First
                                                                  $150
                          William Blair & Company, LLC            million     0.50%
                                                                  Next $150
                                                                  million     0.45%
                                                                  Over $300
                                                                  million     0.40%
                          Neuberger & Berman, LLC                 Flat Fee    0.45%
                                                                  First
                                                                  $500
                          Barclays Global Fund Advisors           million     0.04%
                                                                  Next $500
                                                                  million     0.02%
                                                                  Over $1
                                                                  billion     0.01%
                          Fidelity Management Trust Company       First $25
                           --Small Company Growth Account         million     0.80%
                                                                  Over $25
                                                                  million     0.60%
                           --Aggressive Equity Account            Flat Fee    0.38%

                                                                  First $25
 Growth and Income        Capital Guardian Trust Company          million**   0.55%
                                                                  Next $25
                                                                  million     0.40%
                                                                  First $15
                          Putnam Investments Management, Inc.     million     0.55%
                                                                  Next $35
                                                                  million     0.40%
                                                                  Next $50
                                                                  million     0.30%
                                                                  Over $100
                                                                  million     0.25%

                               VANTAGEPOINT FUNDS

                                                              Assets     Annual
 Fund                               Subadviser               Managed      Fee
 ----                               ----------             -----------   ------
                                                           First $100
 Equity Income           Crawford Investment Council, Inc. million       0.20%
                                                           Next $100
                                                           million       0.15%
                                                           Over $200
                                                           million       0.10%
                                                           First $250
                         Newell Associates                 million       0.20%
                                                           Next $500
                                                           million       0.15%
                                                           Next $250
                                                           million       0.10%
                                                           Over $1
                                                           billion       0.08%

                                                           First $250
 Asset Allocation        AVATAR Associates                 million       0.25%
                                                           Next $250
                                                           million       0.20%
                                                           Over $500
                                                           million       0.18%
                                                           First $200
                         Mellon Capital Management         million       0.38%
                                                           Over $200
                                                           million       0.20%
                                                           First $100
                         Wilshire Asset Management         million       0.04%
                                                           Next $400
                                                           million       0.02%
                                                           Over $500
                                                           million       0.01%
                                                           First $200
                         Payden & Rygel Investment Counsel million       0.10%
                                                           Next $100
                                                           million       0.09%
                                                           Over $300
                                                           million       0.08%

                                                           First $25
 U.S.Treasury Securities Seix Investment Advisors, Inc.    million       0.17%
                                                           Next $50
                                                           million       0.12%
                                                           Next $25
                                                           million       0.07%

 Money Market            AIM Advisors, Inc.                Flat Fee      0.08%

                                                           First $25
 Overseas Equity Index   Barclays Global Investors, N.A.   million***    0.20%
                                                           Over $25
                                                           million       0.15%

 Broad Market Index      Barclays Global Investors, N.A.   Flat Fee***   0.08%

 500 Stock Index         Barclays Global Investors, N.A.   Flat Fee      0.05%

 Core Bond Index         Barclays Global Investors, N.A.   Flat Fee      0.08%

 Mid/Small Company Index Barclays Global Investors, N.A.   Flat Fee      0.10%

------
  * Minimum fee of $337,000 per year
 ** Minimum fee of $167,500 per year.
*** Minimum fee of $75,000 per year.

  Vantagepoint Transfer Agents Inc. ("VTA"), a wholly owned subsidiary of RC, is the Transfer Agent for the Funds. Pursuant to a Transfer Agency and Administrative Services Agreement with the Funds, VTA is entitled to receive a fee at an annual rate of 0.35% of the average daily net assets of each actively managed Fund. VTA receives a fee at the annual rate of 0.30% of the average daily net assets of each Index Fund's Class I Shares and 0.10% of the average daily net assets of each Index Fund's Class II Shares. In addition to transfer agency services, this fee compensates VTA for shareholder services, reporting, communications, and related services.

  Investors Bank & Trust Company ("IBT") serves as the Custodian to each Fund and also provides portfolio accounting services. IBT is entitled to certain transaction charges plus a monthly fee at an annual rate of 0.02% of the first $250 million of the average daily net assets for each Fund, including the Overseas Equity Index Fund, 0.015% of the next $1 billion, and 0.01% of each Fund's average daily net assets in excess of $1.25 billion. For the remaining Index Funds, IBT receives $12,000 per year for Class I Shares and $6,000 for Class II Shares for portfolio accounting services.

                               VANTAGEPOINT FUNDS

  IBT also provides administrative services for the Funds and Index Funds. For their administrative services, IBT is paid at an annual rate of 0.0265% of the first $250 million of the average daily net assets for each Fund, including the Overseas Equity Index Fund, 0.02% of the next $1 billion, and 0.01% of each Fund's average daily net assets in excess of $1.25 billion. For the remaining Index Funds, IBT receives 0.0175% of the first $250 million of the average daily net assets, 0.015% of the next $1 billion, and 0.01% of each Index Fund's average daily net assets in excess of $1.25 billion.

3. Investment Portfolio Transactions

  Purchases and sales of investments, exclusive of short-term securities, for each Fund for the period ended June 30, 1999 are as follows:

Aggregate Purchases and   Aggressive
Sales of:                Opportunities International    Growth    Growth and Income
-----------------------  ------------- ------------- ------------ -----------------
U.S. GOVERNMENT OBLIGA-
 TIONS:
Purchases at cost.......  $         0   $         0  $          0    $         0
Sales Proceeds..........            0             0             0              0
OTHER SECURITIES:
Purchases at cost.......  $58,722,112   $27,119,229  $989,569,232    $   200,733
Sales proceeds..........   54,916,091    23,983,531   967,194,267     29,216,390

                                                         U.S.
Aggregate Purchases and                    Asset       Treasury    Overseas Equity
Sales of:                Equity Income  Allocation    Securities        Index
-----------------------  ------------- ------------- ------------ -----------------
U.S. GOVERNMENT OBLIGA-
 TIONS:
Purchases at cost.......  $         0   $92,519,011  $100,709,862    $         0
Sales Proceeds..........            0    24,349,078   100,656,333              0
OTHER SECURITIES:
Purchases at cost.......  $15,773,915   $46,188,495  $          0    $ 5,636,377
Sales proceeds..........   39,477,469     3,344,088             0      8,853,887

4. Portfolio Securities Loaned

  As of June 30, 1999, certain Funds loaned securities, which were collateralized by cash, cash equivalents, or US Government Obligations. Each Fund receives transaction fees for providing services in connection with the securities lending program. The risks to the Funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

  Fund                                                 Securities   Collateral
  ----                                                ------------ ------------
  Aggressive Opportunities........................... $ 63,695,705 $ 64,969,619
  International...................................... $  9,156,906 $  9,340,044
  Growth............................................. $396,616,862 $404,549,199
  Growth and Income.................................. $ 12,842,180 $ 13,099,024
  Equity Income...................................... $ 34,128,010 $ 34,810,570
  Asset Allocation................................... $108,006,047 $110,166,168
  U.S. Treasury Securities........................... $ 10,755,238 $ 11,293,000

Schedule of Investments

June 30, 1999 (Unaudited)

---------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund                          Shares        Value
---------------------------------------------------------------
COMMON STOCKS--93.1%
---------------------------------------------------------------

Advertising--1.6%
 *AdForce, Inc.                             12,100 $    284,350
 *Catalina Marketing Corporation             6,700      616,400
 *DST Systems, Inc.                         38,000    2,389,250
 *E4L, Inc.                                 12,600       90,563
 *Outdoor Systems, Inc.                     69,500    2,536,750
 *Snyder Communications, Inc.               23,600      772,900
                                                   ------------
                                                      6,690,213
                                                   ------------
Airlines--0.3%
 *Atlas Air, Inc.                           34,250    1,104,563
 Skywest, Inc.                              11,700      291,769
                                                   ------------
                                                      1,396,332
                                                   ------------
Apparel Retailers--3.4%
 *AnnTaylor Stores Corporation               6,900      310,500
 *Gymboree Corporation                     335,000    3,517,499
 *Pacific Sunwear of California, Inc.        1,800       43,875
 Ross Stores, Inc.                         185,800    9,359,674
 Talbots, Inc.                              20,900      796,813
                                                   ------------
                                                     14,028,361
                                                   ------------
Automotive--1.7%
 *Championship Auto Racing Teams, Inc.      10,100      302,369
 Coachmen Industries, Inc.                 159,500    3,708,374
 Thor Industries, Inc.                     103,300    2,931,137
                                                   ------------
                                                      6,941,880
                                                   ------------
Banking--0.4%
 Student Loan Corporation                   18,100      805,450
 *Telebanc Financial Corporation            16,800      651,000
 Westcorp                                   46,900      527,625
                                                   ------------
                                                      1,984,075
                                                   ------------
Beverages, Food & Tobacco--0.4%
 *Del Monte Foods Company                   42,900      718,575
 *Robert Mondavi Corporation Class A         7,600      276,450
 Tootsie Roll Industries, Inc.              16,611      641,600
                                                   ------------
                                                      1,636,625
                                                   ------------
Bio-Technology--0.3%
 *MiniMed, Inc.                              5,500      423,156
 *Perclose, Inc.                            15,400      740,163
 *Valentis, Inc.                             1,500        5,719
                                                   ------------
                                                      1,169,038
                                                   ------------
Building Materials--0.3%
 *AFC Cable Systems, Inc.                   14,900      526,156
 *Barnett, Inc.                             20,200      151,500
 *PSS World Medical, Inc.                   61,300      685,794
                                                   ------------
                                                      1,363,450
                                                   ------------
Commercial Services--5.6%
 *Abacus Direct Corporation                  3,200      292,800
 *Advance Paradigm, Inc.                     3,300      201,300
 *Alternative Resources Corporation         36,500      255,500
 Angelica Corporation                       95,700    1,686,713

------------------------------------------------------------------------

                                                     Shares        Value
------------------------------------------------------------------------

 *Applied Graphics Technology                        13,600 $    171,700
 *Boron, LePore & Associates, Inc.                   47,400      396,975
 *Bright Horizons, Inc.                              12,400      234,050
 *Caliber Learning Network, Inc.                     19,400       92,150
 *CN Maximus, Inc.                                   26,700      767,625
 *Corporate Executive Board Company                   4,200      149,363
 *Cytyc Corporation                                  34,000      663,000
 Fair Issac & Company, Inc.                          15,700      550,481
 *Forrester Research, Inc.                            3,500       87,500
 *Franklin Covey Company                             11,600       85,550
 *Interim Services, Inc.                             49,900    1,029,188
 *Learning Tree International, Inc.                  72,500      792,969
 Manpower, Inc.                                      57,000    1,289,625
 *MedQuist, Inc.                                     23,300    1,019,375
 *Memberworks, Inc.                                   9,500      275,500
 *Modis Professional Services, Inc.                  49,000      673,750
 *National Processing, Inc.                          41,800      423,225
 *Nova Corporation                                   87,100    2,177,500
 Paychex, Inc.                                       21,750      693,281
 *Paymentech, Inc.                                   20,900      530,338
 *Pegasus Systems, Inc.                              12,700      475,456
 *Personnel Group of America, Inc.                   16,400      164,000
 *ProBusiness Services, Inc.                          7,700      276,238
 *Quintiles Transnational Corporation                43,120    1,811,040
 Regis Corporation                                   35,500      681,156
 *Robert Half International, Inc.                    12,300      319,800
 *Romac International, Inc.                          75,200      667,400
 *Superior Consultant Holdings Corporation           10,900      269,094
 *Superior Services, Inc.                            18,500      493,719
 *Teletech Holdings, Inc.                            24,800      251,100
 *Whittman-Hart, Inc.                                75,900    2,409,825
 *Wind River Systems, Inc.                           39,400      632,863
                                                            ------------
                                                              22,991,149
                                                            ------------
Communications--1.9%
 *Advanced Fibre Communications, Inc.                22,500      351,563
 *Ariba, Inc.                                         1,000       97,250
 *Aspect Telecommunication Corporation               50,000      487,500
 *Backweb Technologies Ltd.                             600       16,425
 *Broadcast.com, Inc.                                28,000    3,739,749
 *Cable Design Technologies Corporation              43,200      666,900
 *Concentric Network Corporation                      4,200      166,950
 *Concord Communications, Inc.                        5,900      265,500
 *DSP Communications, Inc.                           19,700      568,838
 *Flycast Communications, Inc.                          200        3,825
 *Online Resources & Communications Corporation       8,700      117,994
 *Pinnacle Holdings, Inc.                            44,800    1,097,600
 *VDI Media                                          25,400      165,100
                                                            ------------
                                                               7,745,194
                                                            ------------

June 30, 1999 (Unaudited)

-----------------------------------------------------------------------------
Vantagepoint Aggressive Opportunities Fund                Shares        Value
-----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------

Computer Software & Processing--20.3%
 *Acxiom Corporation                                      26,200 $    653,363
 *Affiliated Computer Services, Inc.                      49,100    2,485,688
 *Apache Medical Systems, Inc.                            13,300       14,131
 *Aspen Technologies, Inc.                                73,300      861,275
 *At Home Corporation Class A                             63,047    3,400,597
 *Beyond.com Corporation                                  38,700    1,110,206
 *BISYS Group, Inc.                                       43,800    2,562,300
 *Cadence Design Systems, Inc.                            95,700    1,220,175
 *CBT Group PLC ADR (Ireland)                            119,900    1,978,350
 *Ceridian Corporation                                    28,300      925,056
 *Checkfree Holdings Corporation                           8,400      231,525
 *Ciber, Inc.                                             18,200      348,075
 *Citrix Systems, Inc.                                    64,400    3,638,599
 *Clarify, Inc.                                           17,300      713,625
 Comdisco, Inc.                                          195,000    4,996,874
 *Complete Business Solutions, Inc.                       62,600    1,122,888
 *Computer Horizons Corporation                           19,100      263,819
 *CSG Systems International, Inc.                         39,200    1,026,550
 *Dendrite International, Inc.                            73,700    2,662,413
 *Eclipsys Corporation                                    13,400      320,763
 *Edify Corporation                                       23,200      310,300
 *Exchange Applications, Inc.                              9,000      366,750
 *Fiserv, Inc.                                            17,700      554,231
 *Gartner Group, Inc. Class A                             20,300      416,150
 *Great Plains Software, Inc.                              4,700      221,781
 *Harbinger Corporation                                   47,100      588,750
 *HCIA, Inc.                                              38,900      347,669
 *HNC Software, Inc.                                      33,700    1,038,381
 *Hyperion Solutions Corporation                           8,900    1,049,156
 *IDX Systems Corporation                                 65,700    1,482,356
 *IMR Global Corporation                                  69,700    1,341,725
 IMS Health, Inc.                                          8,600      268,750
 *Informatica Corporation                                  6,400      228,000
 *Infousa, Inc. Class A                                   40,100      355,888
 *Infousa, Inc. Class B                                   20,800      176,800
 *Intelligroup, Inc.                                       4,300       30,638
 *International Integration, Inc.                         11,700      263,250
 *International Network Services                           2,950      119,106
 *International Telecommunication Data Systems, Inc.       8,200      131,200
 *Internet.Com Corporation                                   100        1,256
 *Intuit, Inc.                                             2,200      198,275
 *JDA Software Group, Inc.                                43,400      404,163
 *Juniper Networks, Inc.                                     200       29,800
 *Lason, Inc.                                              6,400      317,600
 *Legato Systems, Inc.                                    28,500    1,645,875
 *Lycos, Inc.                                              7,100      652,313
 *Macromedia, Inc.                                         9,900      348,975
 *Marimba, Inc.                                              100        5,269
 *Mecon, Inc.                                             21,300      159,750
 *Mede America Corporation                                 6,900      260,475
 *Mercury Interactive Corporation                          7,400      261,775
 *Meta Group, Inc.                                        40,900      628,838
 *Micromuse, Inc.                                         10,400      518,700
 *National Techteam, Inc.                                 24,300      133,650
 *Neon Systems, Inc.                                       8,500      283,688

-----------------------------------------------------------------------

                                                    Shares        Value
-----------------------------------------------------------------------

 *New Era of Networks, Inc.                         38,800 $  1,704,775
 *Peerless Systems Corporation                      19,400      203,700
 *Peregrine Systems, Inc.                           11,600      297,975
 *Persistence Software, Inc.                           300        4,088
 *Pervasive Software, Inc.                           7,400      184,075
 *Phone.com, Inc.                                      200       11,200
 *Portal Software, Inc.                             19,300      893,831
 *Proxim, Inc.                                      18,400    1,067,200
 *Ramp Networks, Inc.                                5,300       75,856
 *Renaissance Worldwide, Inc.                       63,600      506,816
 *SCB Computer Technology, Inc.                     23,300      122,325
 *Scient Corporation                                24,000    1,141,500
 *Security Dynamics Technologies, Inc.             123,800    2,630,750
 *Security First Technologies Corporation            1,500       67,688
 *Siebel Systems, Inc.                              76,600    5,084,324
 *Software.com, Inc.                                   200        4,638
 *SportsLine USA, Inc.                              51,400    1,843,975
 *Sterling Software, Inc.                           46,800    1,248,975
 *Summit Design, Inc.                               52,600      157,800
 *Sungard Data Systems, Inc.                        43,100    1,486,950
 *Synopsys, Inc.                                    31,500    1,738,406
 *Technology Solutions Company                     143,200    1,548,350
 *Transaction Systems Architects, Inc. Class A      49,900    1,946,100
 *USinternetworking, Inc.                           12,400      520,800
 *Vantive Corporation                               68,400      782,325
 *Verio, Inc.                                       19,900    1,383,050
 *Verisign, Inc.                                    53,900    4,648,874
 *VerticalNet, Inc.                                  2,600      272,675
 *Viant Corporation                                  7,700      269,500
 *Vignette Corporation                               9,800      735,000
 *Yahoo!, Inc.                                      25,641    4,416,661
                                                           ------------
                                                             82,677,737
                                                           ------------
Computers & Information--5.3%
 *Cisco Systems, Inc.                                    1           46
 *Critical Path, Inc.                                6,900      381,656
 *Ebay, Inc.                                        28,100    4,243,099
 *Exabyte Corporation                              223,400      865,675
 *Hutchinson Technology, Inc.                      151,500    4,204,124
 *InfoSpace.com, Inc.                               12,800      601,600
 *iVillage, Inc.                                       400       20,100
 *Komag, Inc.                                      226,800      751,275
 *Mpath Interactive, Inc.                            4,700      103,400
 *Natural Microsystems Corporation                  19,300      184,556
 *Network Solutions, Inc.                           10,800      854,550
 *Priceline.com, Inc.                                2,000      231,125
 *Proxicom, Inc.                                     5,900      151,556
 *Rational Software Corporation                     17,600      579,700
 *Redback Networks, Inc.                               100       12,556
 *Seagate Technology, Inc.                          71,800    1,839,875
 *Starmedia Network, Inc.                              700       44,888
 *Storage Technology Corporation                   274,400    6,242,599
 *Xionics Document Technologies, Inc.               39,000      173,063
                                                           ------------
                                                             21,485,443
                                                           ------------

June 30, 1999 (Unaudited)

----------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund                           Shares        Value
----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------

Diversified--0.2%
 *Blyth Industries, Inc.                     23,700 $    814,688
                                                    ------------
Electrical Equipment--0.2%
 *Micrel, Inc.                                8,800      651,200
                                                    ------------
Electronics--10.2%
 *Altera Corporation                         35,200    1,295,800
 *Analog Devices, Inc.                       39,800    1,997,463
 *Arrow Electronics, Inc.                   250,500    4,759,499
 *AVX Corporation                           125,100    3,049,312
 *Black Box Corporation                      16,000      802,000
 *Cymer, Inc.                                 9,600      240,000
 *DRS Technologies, Inc.                     81,300      858,731
 *Etec Systems, Inc.                         30,600    1,017,450
 *GlobeSpan, Inc.                               400       15,900
 *Kemet Corporation                         291,000    6,674,812
 *Lattice Semiconductor Corporation          16,200    1,008,450
 *Marshall Industries                       250,000    8,984,374
 *Maxim Integrated Products, Inc.            46,300    3,078,949
 *Microchip Technology, Inc.                  9,200      435,850
 *MIPS Technologies, Inc.                     9,000      431,438
 *MKS Instruments, Inc.                      17,800      331,525
 *Novellus System, Inc.                       2,900      197,925
 *Photronics, Inc.                           37,700      923,650
 *PMC-Sierra, Inc.                           12,500      736,719
 *Power Integrations, Inc.                    4,700      343,688
 *Semtech Corporation                        12,900      672,413
 *Sipex Corporation                          49,300    1,010,650
 *TranSwitch Corporation                      5,100      241,613
 *Xilinx, Inc.                               41,600    2,381,600
                                                    ------------
                                                      41,489,811
                                                    ------------
Entertainment & Leisure--1.1%
 CPI Corporation                             57,000    1,881,000
 *Hollywood Entertainment Corporation        14,700      287,569
 *Macrovision Corporation                     5,300      396,838
 *SFX Entertainment, Inc. Class A            11,500      736,000
 *Valley Media, Inc.                          2,500       37,188
 *Westwood One, Inc.                         36,200    1,291,888
                                                    ------------
                                                       4,630,483
                                                    ------------
Financial Services--2.4%
 *Champion Enterprises, Inc.                 31,900      594,138
 Conning Corporation                         13,400      217,750
 Countrywide Credit Industries, Inc.         23,900    1,021,725
 *E-Loan, Inc.                                  600       23,138
 *E*TRADE Group, Inc.                       132,200    5,279,737
 Federated Investors, Inc. Class B           35,000      627,813
 *NextCard, Inc.                              7,300      247,744
 T. Rowe Price Associates, Inc.               0,800      798,200
 Waddell & Reed Financial, Inc. Class A      36,000      987,750
                                                    ------------
                                                       9,797,995
                                                    ------------
Food Retailers--0.1%
 *Kroger Company                             11,600      324,075
                                                    ------------

---------------------------------------------------------------

                                            Shares        Value
---------------------------------------------------------------

Health Care Providers--3.1%
 *Concentra Managed Care, Inc.             141,800 $  2,100,413
 *Diametrics Medical, Inc.                  40,400      242,400
 *Health Management Associates, Inc.        21,000      236,250
 *IDEXX Laboratories, Inc.                 140,700    3,280,068
 *Impath, Inc.                              18,000      486,000
 *Laser Vision Centers, Inc.                 3,500      220,500
 *Lifepoint Hospital, Inc.                  32,600      438,063
 *MedPartners, Inc.                        143,100    1,082,194
 *Orthodontic Centers of America, Inc.      38,200      539,575
 *Pediatrix Medical Group, Inc.             16,800      357,000
 *Quorum Health Group, Inc.                 46,000      577,875
 *Total Renal Care Holdings, Inc.          191,500    2,980,218
 *V.I. Technologies, Inc.                   35,300      176,500
                                                   ------------
                                                     12,717,056
                                                   ------------
Heavy Construction--0.1%
 *Dycom Industries, Inc.                     7,000      392,000
                                                   ------------
Heavy Machinery--1.6%
 *Astec Industries, Inc.                     6,800      277,100
 *Kulicke & Soffa Industries, Inc.          60,100    1,611,431
 *Lam Research Corporation                  86,000    4,015,124
 Weatherford International, Inc.            14,200      520,075
                                                   ------------
                                                      6,423,730
                                                   ------------
Home Construction, Furnishings & Appliances--2.6%
 Flexsteel Industries, Inc.                 25,500      339,469
 *Gemstar International Group Ltd.         143,600    9,369,899
 *Recoton Corporation                      119,600    1,087,618
                                                   ------------
                                                     10,796,986
                                                   ------------
Household Products--0.1%
 *DuPont Photomasks, Inc.                   10,100      483,538
                                                   ------------
Insurance--3.1%
 Annuity and Life Re (Holdings) Ltd.           500       11,219
 Conseco, Inc.                             244,200    7,432,837
 Executive Risk, Inc.                        9,600      816,600
 Foremost Corporation of America            23,900      525,800
 Hartford Life, Inc. Class A                15,700      826,213
 Horace Mann Educators Corporation          63,800    1,734,563
 *Mid Atlantic Medical Services, Inc.       62,900      621,138
 *Provident American Corporation             8,900      248,088
 The MONY Group, Inc.                        9,000      293,625
                                                   ------------
                                                     12,510,083
                                                   ------------
Lodging--0.4%
 Four Seasons Hotels, Inc. (Canada)         12,600      555,188
 *Mirage Resorts, Inc.                      46,200      773,850
 *Prime Hospitality Corporation             13,900      166,800
 *Sholodge, Inc.                            20,800      105,300
                                                   ------------
                                                      1,601,138
                                                   ------------

June 30, 1999 (Unaudited)

---------------------------------------------------------------------
Vantagepoint Aggressive Opportunities Fund        Shares        Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------

Media--Broadcasting & Publishing--4.0%
 *Allegiance Telecom, Inc.                         7,600 $    417,050
 *American Tower Corporation                      65,000    1,560,000
 *Cablevision Systems Corporation                 32,700    2,289,000
 *Citadel Communications Corporation              10,300      372,731
 *Clear Channel Communications                    42,567    2,934,462
 *Cox Radio, Inc. Class A                          5,400      292,950
 EchoStar Communications Corporation Class A       8,200    1,258,188
 *Entercom Communications Corporation                500       21,375
 Harte-Hanks, Inc.                                18,600      504,525
 *Hispanic Broadcasting Corporation                7,000      531,125
 *Launch Media, Inc.                                 300        5,363
 *Playboy Enterprises, Inc.                       14,200      377,188
 *Radio One, Inc.                                  9,700      451,050
 *Scholastic Corporation                          42,100    2,131,313
 TCA Cable TV, Inc.                               22,200    1,232,100
 *Univision Communications, Inc.                  23,700    1,564,200
                                                         ------------
                                                           15,942,620
                                                         ------------
Medical Supplies--1.4%
 *Burr-Brown Corporation                          48,300    1,768,988
 *Credence Systems Corporation                    20,000      742,500
 *Haemonetics Corporation                         26,300      527,644
 *Hologic, Inc.                                   39,700      223,313
 *Input/Output, Inc.                              53,300      403,081
 Keithley Instruments, Inc.                       31,900      285,106
 *Safeskin Corporation                            55,400      664,800
 *Steris Corporation                              23,400      453,375
 *Ventana Medical Systems, Inc.                   26,300      502,988
                                                         ------------
                                                            5,571,795
                                                         ------------
Metals & Mining--1.8%
 Belden, Inc.                                    117,100    2,803,081
 International Aluminium Corporation              31,900      879,244
 Oregon Steel Mills, Inc.                        206,000    2,742,375
 Rouge Industries, Inc. Class A                   79,700      777,075
                                                         ------------
                                                            7,201,775
                                                         ------------
Oil & Gas--2.2%
 *Dril-Quip, Inc.                                 10,400      238,550
 Ensco International, Inc.                       229,100    4,567,680
 *Friede Goldman International, Inc.              10,200      141,525
 *Global Industries Ltd.                         117,700    1,508,031
 *National-Oilwell, Inc.                          24,100      337,400
 *Newfield Exploration Company                    27,200      773,500
 *Noble Drilling Corporation                      47,100      927,281
 *Precision Drilling Corporation (Canada)         20,600      392,688
                                                         ------------
                                                            8,886,655
                                                         ------------
Pharmaceuticals--1.5%
 *Alkermes, Inc.                                  17,300      400,063
 *Amerisource Health Corporation                  11,100      283,050

---------------------------------------------------------------

                                            Shares        Value
---------------------------------------------------------------

 *Andrx Corporation                         16,400 $  1,264,850
 *Biogen, Inc.                              24,600    1,582,088
 *GelTex Pharaceuticals, Inc.                9,500      171,000
 *Henry Schein, Inc.                        13,800      437,288
 *NCS Healthcare, Inc. Class A              34,400      187,050
 *Parexel International Corporation         77,900    1,037,044
 *Professional Detailing, Inc.               5,400      126,900
 *Sepracor, Inc.                             8,200      666,250
                                                   ------------
                                                      6,155,583
                                                   ------------
Real Estate--0.4%
 *CB Richard Ellis Services                 17,400      432,825
 Kilroy Realty Corporation                  13,600      331,500
 Meristar Hospitality Corporation REIT      24,400      547,475
 *Trammell Crow Company                     26,400      433,950
                                                   ------------
                                                      1,745,750
                                                   ------------
Restaurants--0.8%
 Applebee's International, Inc.             24,900      750,113
 *Buffetts, Inc.                            74,600      857,900
 *Landry's Seafood Restaurants, Inc.        37,500      300,000
 *Morton's Restaurant Group, Inc.              800       15,250
 *Papa John's International, Inc.            8,200      366,438
 *Sonic Corporation                         23,600      769,950
 *Taco Cabana, Inc. Class A                 18,900      192,544
                                                   ------------
                                                      3,252,195
                                                   ------------
Retailers--9.6%
 *Amazon.com, Inc.                          34,300    4,291,787
 *barnesandnoble.com                        14,800      266,400
 *Bed Bath & Beyond, Inc.                   40,500    1,559,250
 *Best Buy Company, Inc.                    54,600    3,685,499
 *BJ's Wholesale Club, Inc.                 25,200      757,575
 *Consolidated Stores Corporation          239,300    6,461,099
 *Cost Plus, Inc.                           16,100      732,550
 *CSK Auto Corporation                      33,100      893,700
 *Good Guys, Inc.                           83,700      627,750
 *GoTo.com, Inc.                            22,000      616,000
 *Guitar Center, Inc.                       13,800      144,038
 *Hearst-Argyle Television, Inc.             7,400      177,600
 *Homebase, Inc.                           389,100    2,456,194
 *Jo-Ann Stores, Inc. Class A              155,000    2,325,000
 *Jo-Ann Stores, Inc. Class B              106,300    1,381,900
 *Linens 'n Things, Inc.                    11,900      520,625
 *Mazel Stores, Inc.                        23,400      254,475
 *Michaels Stores, Inc.                    239,300    7,328,562
 *Micro Warehouse, Inc.                     38,700      691,763
 *Office Depot, Inc.                        47,400    1,045,763
 *Petco Animal Supplies, Inc.               59,100      930,825
 *Petsmart, Inc.                           118,300    1,212,575
 *Rawlings Sporting Goods Company           35,900      354,513
 *RoweCom, Inc.                              3,200       48,800
 *Stamps.com, Inc                              300        5,250
 *Streamline.com, Inc.                       1,100        8,869
 *Value America, Inc.                        9,900      188,100
                                                   ------------
                                                     38,966,462
                                                   ------------

June 30, 1999 (Unaudited)

-----------------------------------------------------------------------------
                                                         Shares/
Vantagepoint Aggressive Opportunities Fund                  Face        Value
-----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------

Telephone Systems--3.0%
 *AT&T Canada, Inc. (Canada)                              41,200 $  2,639,375
 *Copper Mountain Networks, Inc.                             100        7,725
 *Exodus Communications, Inc.                             23,300    2,794,544
 *Hyperion Telecommunications, Inc. Class A               26,631      500,986
 *Intermedia Communications, Inc.                        108,400    3,251,999
 *Lightbridge, Inc.                                       25,700      322,856
 McLeodUSA, Inc. Class A                                  12,700      698,500
 *Nextlink Communications, Inc. Class A                   14,600    1,085,875
 *Transaction Network Services, Inc.                      35,600    1,041,300
                                                                 ------------
                                                                   12,343,160
                                                                 ------------
Textiles, Clothing & Fabrics--1.0%
 *Reebok International Ltd.                              223,400    4,160,824
                                                                 ------------
Transportation--0.7%
 Fleetwood Enterprises, Inc.                              36,600      967,613
 Galileo International, Inc.                              30,000    1,603,125
 Newport News Shipbuilding, Inc.                           7,500      221,250
                                                                 ------------
                                                                    2,791,988
                                                                 ------------
TOTAL COMMON STOCKS
(Cost $293,659,063)                                               379,761,087
                                                                 ------------
-----------------------------------------------------------------------------
PREFERRED STOCKS--0.1%
-----------------------------------------------------------------------------
Entertainment & Leisure
 *Craig Corporation (Cost $357,000)                       51,000      360,188
                                                                 ------------
-----------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--0.1%
-----------------------------------------------------------------------------
Financial Services
 Worthington Industries, Inc. (Cost $771,750)             63,000      511,875
                                                                 ------------
-----------------------------------------------------------------------------
CORPORATE OBLIGATIONS--0.4%
-----------------------------------------------------------------------------
Real Estate--0.3%
 Trump Atlantic City Associates, 11.250%, 05/01/2006 $ 1,595,000    1,427,525
                                                                 ------------
Retailers--0.1%
 Michaels Stores, Inc., 10.875%, 06/15/2006              319,000      340,931
                                                                 ------------
TOTAL CORPORATE OBLIGATIONS (Cost $1,789,590)                       1,768,456
                                                                 ------------

----------------------------------------------------------------------
                                                  Shares/
                                                     Face        Value
----------------------------------------------------------------------
CONVERTIBLE CORPORATE OBLIGATIONS--0.3%
----------------------------------------------------------------------

Heavy Machinery
 Lam Research Corporation, 5.000%, 09/01/2002
 (Cost $1,215,855)                            $ 1,476,000 $  1,381,905
                                                          ------------
----------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--1.5%
----------------------------------------------------------------------
Federal Home Loan Mortgage Corporation,
4.800%, 07/02/1999                              2,600,000    2,596,880
Federal Home Loan Mortgage Corporation,
4.960%, 07/06/1999                              3,400,000    3,396,720
Federal Home Loan Mortgage Corporation,
7.000%, 02/15/2020                                599,000       77,182
                                                          ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,074,840)                                            6,070,782
                                                          ------------
----------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--1.7%
----------------------------------------------------------------------
U.S. Treasury Inflation Index Note, 3.540%,
01/15/2007 (Cost $7,066,263)                    7,342,384    7,044,099
                                                          ------------
----------------------------------------------------------------------
CASH EQUIVALENTS--15.9%
----------------------------------------------------------------------
Institutional Money Market Funds--3.3%
 ++Merrimac Cash Fund--
 Premium Class                                $13,364,742   13,364,742
                                                          ------------
Bank Deposits/Offshore
Time Deposits--10.1%
 ++American Express Centurion Bank              5,454,184    5,454,184
 ++Bank of Montreal                             6,469,729    6,469,729
 ++Bank of Montreal                            14,026,725   14,026,725
 ++BankBoston NA                                4,250,940    4,250,940
 ++Harris Trust & Savings Bank                  4,250,941    2,478,977
 ++Royal Bank of Scotland PLC                   3,966,365    3,966,365
 ++Toronto Dominion                             4,957,957    4,957,957
                                                          ------------
                                                            41,604,877
                                                          ------------
Floating Rate Instruments/
Master Notes--2.5%
 ++John Hancock Mutual Life                    10,000,000   10,000,000
                                                          ------------
TOTAL CASH EQUIVALENTS (Cost $64,969,619)                   64,969,619
                                                          ------------

June 30, 1999 (Unaudited)

-------------------------------------------------------------------------------
                                                          Shares/
Vantagepoint Aggressive Opportunities Fund                   Face        Value
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.2%
-------------------------------------------------------------------------------

IBT Repurchase Agreement dated 6/30/99 due 7/01/99,
with a maturity value of $8,939,175 and an effective
yield of 4.25% collateralized by Federal Home Loan
Mortgage Corporation Libor Floater with a rate of
6.48%, a maturity date of 5/25/23 and a market value
of $3,565,605, Federal National Mortgage Association
with a rate of 7.00%, a maturity date of 9/01/12 and
a market value of $736,780, Small Business
Association with a rate of 7.13%, a maturity date of
4/25/24 and a market value of $5,309,948              $ 8,938,120 $  8,938,120
                                                                  ------------
TOTAL INVESTMENTS--115.3%
(Cost $384,842,100)                                                470,806,131
Other assets less liabilities--(15.3%)                             (62,802,532)
                                                                  ------------
TOTAL NET ASSETS--100.0%                                          $408,003,599
                                                                  ============

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Notes to the Schedule of Investments:

 * Non-income producing security.
** The cost of investments for federal income tax purposes amounts to $384,842,100. Unrealized appreciation and depreciation, based on identified tax cost at June 30, 1999, are as follows:

   Unrealized appreciation      $108,317,599
   Unrealized depreciation       (22,353,568)
                                ------------
   Net unrealized appreciation  $ 85,964,031
                                ============

++ Represents collateral received from securities lending transactions.

                See accompanying notes to financial statements.

Schedule of Investments

June 30, 1999 (Unaudited)

------------------------------------------------------------------------------
Vantagepoint International Fund                            Shares        Value
------------------------------------------------------------------------------
COMMON STOCKS--94.5%
------------------------------------------------------------------------------

Argentina--0.2%
 Banco de Galicia y Buenos Aires SA de CV ADR               2,320 $     46,980
 Banco Frances SA ADR                                       2,120       40,280
 Telefonica de Argentina SA ADR                             3,660      114,833
 YPF Sociedad Anonima SA ADR                                7,820      297,160
                                                                  ------------
                                                                       499,253
                                                                  ------------
Australia--3.2%
 Amcor Ltd.                                                 2,300       12,785
 AMP Ltd.                                                   1,700       18,585
 Austrailian Gas Light Company                             12,990       79,019
 Australia & New Zealand Banking Group Ltd.                95,000      698,564
 Brambles Industries Ltd.                                   4,900      129,088
 Broken Hill Proprietary Company Ltd.                     214,560    2,485,376
 Coca Cola Amatil Ltd.                                     64,900      261,573
 Coles Myer Ltd.                                            1,900       11,055
 Colonial Ltd.                                             44,506      157,609
 Commonwealth Bank of Australia                            11,590      184,504
 Foster's Brewing Group Ltd.                                3,300        9,301
 Lend Lease Corporation Ltd.                                6,960       95,562
 National Australia Bank Ltd.                               1,500       24,822
 News Corporation Ltd. ADR                                 22,000      776,875
 News Corporation Ltd.                                     21,704      185,183
 Publishing & Broadcasting Ltd.                            23,220      153,238
 QBE Insurance Group Ltd.                                 101,416      385,989
 Rio Tinto Ltd.                                             1,100       18,037
 Star City Holdings Ltd.                                   61,810       60,141
 TABCORP Holdings Ltd.                                     14,870      100,200
 Telstra Corporation Ltd.                                  50,360      288,578
 Westpac Banking Corporation Ltd.                         179,670    1,165,483
 WMC Ltd.                                                   3,400       14,606
                                                                  ------------
                                                                     7,316,173
                                                                  ------------
Austria--0.0%
 Bank Austria AG                                              280       14,727
 *Oesterreichische Elektrizitaetswirtschafts AG Class
 A                                                             60        8,737
                                                                  ------------
                                                                        23,464
                                                                  ------------
Belgium--0.5%
 Delhaize "Le Lion" SA                                        120       10,216
 Dexia Belgium                                                470       69,990
 Electrabel SA                                                 50       16,139
 Fortis (B)                                                10,320      324,071
 Groupe Bruxelles Lambert SA                                  100       16,903
 KBC Bancassurance Holding NV                               9,030      535,463
 Solvay SA                                                    175       11,613
 Tractebel                                                     75       10,519
 UCB SA                                                     2,022       86,537
                                                                  ------------
                                                                     1,081,451
                                                                  ------------

---------------------------------------------------------------------------

                                                        Shares        Value
---------------------------------------------------------------------------

Brazil--0.4%
 Companhia Brasileira de Distribuicao Grupo Pao de
 Acucar SA                                               4,078 $     76,208
 Companhia Energetica de Minas Gerais SA                   390        8,139
 Companhia Energetica de Minas Gerais SA ADR               550       11,478
 Companhia Energetica de Minas Gerais SA ADR             4,440       92,659
 Telecomunicacoes Brasileiras SA ADR                     8,789      792,658
 *Telecomunicacoes Brasileiras SA ADR                    8,789          549
 Uniao de Bancos Brasileiros SA                          2,300       55,344
                                                               ------------
                                                                  1,037,035
                                                               ------------
Canada--2.1%
 *Alcan Aluminum Ltd.                                    3,330      105,574
 *Fairfax Financial Holdings Ltd.                        1,200      319,348
 Newcourt Credit Group, Inc.                             3,800       49,163
 Nortel Networks Corporation                             8,000      694,500
 Royal Bank of Canada                                   19,380      851,121
 *Talisman Energy, Inc.                                 41,300    1,097,031
 Teleglobe, Inc.                                        17,000      505,750
 Thomson Corporation                                    38,800    1,169,532
                                                               ------------
                                                                  4,792,019
                                                               ------------
Chile--0.0%
 Chilectra SA                                            1,590       34,403
                                                               ------------
China--0.1%
 Huaneng Power International, Inc. ADR                   7,990      136,829
                                                               ------------
Denmark--0.4%
 Aarhus Oliefabarik A/S Class A                            280        7,397
 Aarhus Oliefabarik A/S Class B                            240        6,507
 A/S Dampskibsselskabet Svendborg Class B                  200       24,692
 Danisco A/S                                               100        4,519
 Den Danske Bank Group                                     950      103,034
 D/S 1912 Class B                                          200       17,680
 Novo-Nordisk A/S Class B                                  100       10,804
 *Tele Danmark A/S Class B                               1,780       87,617
 Unidanmark A/S                                          8,370      558,638
                                                               ------------
                                                                    820,888
                                                               ------------
Finland--2.1%
 MeritaNordbanken OYJ                                   54,100      307,412
 Nokia OYJ                                              32,860    2,880,447
 Sonera Group OYJ                                          600       13,118
 UPM-Kymmene OYJ                                        47,500    1,511,783
                                                               ------------
                                                                  4,712,760
                                                               ------------
France--10.3%
 Accor SA                                                  100       25,111
 Air Liquide                                               100       15,727
 Alcatel                                                10,430    1,468,218
 Axa                                                    12,770    1,557,934
 Banque National de Paris                               18,060    1,504,882

June 30, 1999 (Unaudited)

------------------------------------------------------------------------
Vantagepoint International Fund                      Shares        Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------

 BIC SA                                                 175 $      9,231
 Bouygues SA                                             50       13,216
 Cap Gemini SA                                          100       15,717
 *Carrefour Supermarche SA                            6,760      993,425
 Christian Dior SA                                    2,500      407,353
 Compagnie de Saint Gobain                           11,870    1,891,266
 Compagnie Financiere de Paribas                      2,600      291,458
 Compagnie Generale des Etablissements Michelin
 Class B                                             22,450      918,443
 Credit Commercial de France                          1,870      202,105
 Dassault Systemes SA                                   200        6,610
 Dexia France                                           370       49,528
 Elf Aquitaine SA                                    11,020    1,617,186
 Eridania Beghin-Say SA                                 100       14,335
 Essilor International SA                                30        9,377
 Etablissements Economiques du Casino Guichard-
 Perrachon SA                                           100        8,766
 France Telecom SA                                    1,200       90,649
 Groupe Danone                                        3,260      840,487
 Lafarge SA                                           1,165      110,772
 Lagardere S.C.A.                                       200        7,446
 Legrand SA                                             760      154,716
 L'OREAL                                                275      185,900
 LVMH                                                   100       29,278
 Pechiney SA Class A                                 18,000      773,701
 Pernod Ricard                                          100        6,703
 Pinault-Printemps-Redoute SA                         3,555      610,051
 Promodes                                                20       13,128
 PSA Peugeot Citroen                                  3,475      548,302
 Rhone-Poulenc SA                                    20,925      956,183
 *Sanofi-Synthelabo SA                               26,680    1,132,216
 Schneider SA                                         6,010      337,478
 SEITA                                                  100        5,775
 Societe Generale Class A                             1,470      259,079
 Societe Television Francaise                         1,380      321,633
 Sodexho Alliance SA                                  2,700      465,001
 STMicroelectronics NV                               13,900      926,021
 Suez Lyonnaise des Eaux                              5,150      928,903
 Thomson CSF                                            200        6,951
 Total SA Class B                                     8,600    1,109,505
 Usinor SA                                              500        7,451
 Valeo SA                                               100        8,250
 Vivendi                                             33,752    2,734,130
                                                            ------------
                                                              23,589,597
                                                            ------------
Germany--8.3%
 Adidas-Salomon AG                                      100        9,926
 AGIV AG                                                200        4,533
 Allianz AG                                           3,855    1,069,424
 *AMB Aachener & Muenchener Beteiligungs AG              50        5,002
 BASF AG                                                750       32,949
 Bayer AG                                             6,550      272,895
 Bayerische Motoren Werke AG                            700      481,501

-----------------------------------------------------------------------

                                                    Shares        Value
-----------------------------------------------------------------------

 Beiersdorf AG                                         150 $      9,978
 Continental AG                                        350        8,374
 DaimlerChrysler AG                                 11,350      983,215
 Deutsche Bank AG                                   19,588    1,194,864
 Deutsche Lufthansa AG                                 530        9,647
 Deutsche Telekom AG                                40,488    1,699,395
 Dresdner Bank AG                                    7,600      297,048
 Gehe AG                                             7,760      356,920
 Heidelberger Zement AG                                150       12,360
 Hoechst AG                                         25,320    1,146,310
 HypoVereinsbank                                     7,260      471,684
 Karstadt AG                                            20        9,550
 MAN AG                                                300       10,210
 Mannesmann AG                                      25,000    3,730,627
 Merck KGaA                                            300        9,715
 Metro AG                                           18,350    1,139,216
 Muenchener Rueckversicherungs-Gesellschaft AG         205       38,625
 *Preussag AG                                        7,879      423,333
 Rhoen-Klinikum AG                                   1,020      101,508
 RWE AG                                                500       23,152
 Sap AG                                                900      304,432
 Schering AG                                           110       11,752
 Siemens AG                                         28,720    2,215,437
 *Thyssen Krupp AG                                  46,500    1,022,861
 VEBA AG                                            29,930    1,759,360
 Viag AG                                                25       11,602
 *Volkswagen AG                                      1,640      105,029
                                                           ------------
                                                             18,982,434
                                                           ------------
Hong Kong--1.2%
 Cathay Pacific Airways                              4,000        6,135
 Cheung Kong (Holdings) Ltd.                        21,330      189,694
 *China Telecom                                     73,870      205,181
 CLP Holdings Ltd.                                  36,000      174,928
 Dao Heng Bank Group Ltd                             8,000       35,882
 Hang Seng Bank Ltd.                                 2,300       25,717
 Henderson Land Development Company Ltd.            28,950      166,419
 Hong Kong Telecommunications Ltd.                  54,450      141,412
 Hong Kong & China Gas Company Ltd.                  8,000       11,600
 Hutchison Whampoa Ltd.                            126,340    1,143,946
 New World Development Company Ltd.                 42,000      125,861
 Sun Hung Kai Properties Ltd.                       58,600      534,368
 Swire Pacific Ltd. Class A                          3,000       14,848
                                                           ------------
                                                              2,775,991
                                                           ------------
India--0.1%
 Mahanagar Telephone Nigam Ltd. GDR                  5,960       59,004
 State Bank of India GDR                             5,840       71,686
                                                           ------------
                                                                130,690
                                                           ------------
Ireland--0.0%
 *CBT Group PLC ADR                                  5,139       84,794
                                                           ------------

June 30, 1999 (Unaudited)

----------------------------------------------------------------
Vantagepoint International Fund              Shares        Value
----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------

Italy--4.3%
 Alitalia SpA                                 2,600 $      6,757
 Assicurazioni Generali                      23,060      799,047
 Banca Commerciale Italiana                   2,000       14,603
 Banca di Roma                               39,360       56,623
 Banca Intesa SpA                             3,000       14,417
 Banca Populare di Brescia                    7,470      320,085
 Benetton Group SpA                           5,600       11,030
 Edison SpA                                   1,000        8,663
 ENI SpA                                    310,100    1,851,638
 Fiat SpA                                     6,000       18,996
 Fiat SpA                                   290,000      465,044
 Istituto Bancario San Paolo di Torino       85,250    1,160,491
 Istituto Nazionale delle Assicurazioni     118,220      274,318
 Italgas SpA                                 15,100       63,379
 Mediaset SpA                                 1,400       12,445
 Mediobanca Banca SpA                           900        9,421
 Mediolanum SpA                              27,750      213,203
 *Olivetti SpA                                3,500        8,410
 Pirelli SpA                                  4,000       10,890
 Riunione Adriatica di Sicurta SpA              950        9,229
 *Tecnost SpA                                37,200       95,024
 Telecom Italia Mobile SpA--RNC             122,000      449,155
 Telecom Italia Mobile SpA                   97,310      581,048
 Telecom Italia SpA                          46,080      479,011
 *Telecom Italia SpA--RNC                   486,900    2,641,188
 Unicredito Italiano SpA                     73,710      323,823
                                                    ------------
                                                       9,897,938
                                                    ------------
Japan--22.4%
 Advantest Corporation                       12,100    1,329,602
 Ajinomoto Company, Inc.                      1,000       11,402
 Asahi Bank Ltd.                              4,000       19,168
 Asahi Breweries Ltd.                        93,000    1,157,162
 Asahi Chemical Industry Company Ltd.         2,000       11,088
 Asahi Glass Company Ltd.                     2,000       12,971
 Bank of Tokyo-Mitsubishi Ltd.                5,000       71,177
 Bridgestone Corporation                      1,000       30,239
 Canon, Inc.                                 64,000    1,840,109
 Chiba Bank Ltd.                              2,000        7,386
 Citizen Watch Company Ltd.                   9,000       78,076
 Credit Saison Company Ltd.                     300        6,271
 Dai Nippon Printing Company Ltd.             1,000       15,987
 Daiichi Pharmaceutical Company Ltd.         14,000      217,224
 Daiwa House Industry Company Ltd.           17,000      178,798
 Daiwa Securities Company Ltd.                2,000       13,219
 DDI Corporation                                105      653,235
 Denso Corporation                           24,000      487,788
 East Japan Railway Company                      38      204,071
 Eisai Company Ltd.                           1,000       19,705

---------------------------------------------------------------------

                                                  Shares        Value
---------------------------------------------------------------------

 Fanuc Ltd.                                        4,300 $    230,923
 Fuji Bank Ltd.                                  112,000      780,987
 Fuji Photo Film                                   1,000       37,840
 Fujitsu Ltd.                                     62,000    1,247,316
 Gunma Bank Ltd.                                   1,000        6,279
 Hankyu Corporation                                4,000       15,863
 Hirose Electronics Company Ltd.                   9,000      933,935
 Hitachi Ltd.                                     35,000      328,209
 Honda Motor Company Ltd.                          3,000      127,152
 Hoya Corporation                                 10,000      564,294
 Industrial Bank of Japan Ltd.                    96,000      761,424
 Ito-Yokado Company Ltd.                           4,000      267,688
 Japan Airlines Company Ltd.                       4,000       13,219
 Japan Tobacco, Inc.                              10,700    1,185,253
 Joyo Bank Ltd.                                    2,000        7,783
 JUSCO Company Ltd.                               19,000      345,352
 Kansai Electric Power Company, Inc.                 500        9,501
 Kao Corporation                                  50,000    1,404,540
 Kawasaki Steel Corporation                        5,000        9,336
 Keyence Corporation                               4,000      699,956
 Kinden Corporation                                1,000       10,782
 Kinki Nippon Railway Company Ltd.                 2,000        9,832
 Kirin Brewery Company Ltd.                        1,000       11,980
 Kokuyo Company Ltd.                               8,000      128,887
 Komatsu Ltd.                                      2,000       12,773
 Komori Corporation                                7,000      126,078
 Kubota Corporation                                4,000       11,963
 Kuraray Company Ltd.                             19,000      228,561
 Kyocera Corporation                               7,300      428,219
 Makita Corporation                               12,000      135,728
 Marui Company Ltd.                               20,000      330,480
 Matsushita Electric Industrial Company Ltd.      29,000      563,055
 Minebea Company Ltd.                              1,000       11,154
 Mitsubishi Chemical Corporation                   4,000       13,847
 Mitsubishi Corporation                           22,000      149,046
 Mitsubishi Electric Corporation                   4,000       15,367
 Mitsubishi Estate Company Ltd.                    2,000       19,515
 Mitsubishi Heavy Industries Ltd.                 86,000      348,868
 Mitsubishi Trust & Banking Corporation            2,000       19,432
 Mitsui Fudosan Company Ltd.                      39,000      315,775
 Mitsui Marine & Fire Insurance Company Ltd.     100,000      491,590
 Mitsui & Company Ltd.                             2,000       13,946
 Murata Manufacturing Company Ltd.                25,000    1,644,138
 NEC Corporation                                  97,000    1,206,127
 NGK Insulators Ltd.                               1,000       10,443
 Nichiei Company Ltd                               6,000      525,463
 NIDEC Corporation                                 4,000      601,804
 *Nikon Corporation                               39,000      637,990
 Nintendo Company Ltd.                            13,200    1,855,082
 Nippon Express Company Ltd.                       2,000       11,980
 Nippon Meat Packers, Inc.                         1,000       13,054
 *Nippon Mitsubishi Oil Corporation                3,000       12,641

June 30, 1999 (Unaudited)

-----------------------------------------------------------------------
Vantagepoint International Fund                     Shares        Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------

 Nippon Paper Industries Company                     2,000 $     10,427
 Nippon Steel Corporation                            8,000       18,573
 Nippon Telegraph & Telephone Corporation           14,100    1,643,465
 Nippon Yusen Kabushiki Kaisha                       4,000       15,400
 Nissan Motor Company Ltd.                         508,000    2,425,902
 Nomura Securities Company Ltd.                     31,000      362,923
 NTT Mobile Communcation Network, Inc.              20,500    2,779,200
 Obayashi Corporation                                2,000       10,063
 Oji Paper Company Ltd.                              2,000       11,567
 Olympus Optical Company Ltd.                        1,000       14,781
 Orix Corporation                                   14,700    1,311,674
 Osaka Gas Company                                   3,000       10,187
 Pioneer Electronic Corporation                      1,000       19,457
 Promise Company Ltd.                               13,100      773,860
 Ricoh Company Ltd.                                 32,000      440,464
 Rohm Company Ltd.                                   7,000    1,095,954
 Sakura Bank Ltd.                                    5,000       18,962
 Sankyo Company Ltd.                                56,000    1,411,150
 Sanyo Electric Company Ltd.                         4,000       16,260
 Sekisui Chemical Company Ltd.                      25,000      144,998
 Sekisui House Ltd.                                 18,000      194,224
 Seven-Eleven Japan Company Ltd.                     3,000      293,962
 Seventy Seven Bank Ltd.                             1,000        8,758
 Sharp Corporation                                   2,000       23,629
 Shin-Etsu Chemical Company Ltd.                    10,000      334,611
 Shiseido Company                                   12,000      179,848
 Shizuoka Bank Ltd.                                  1,000        9,964
 Shohkoh Fund & Company Ltd.                         1,000      717,141
 SMC Corporation                                       100       11,195
 Sony Corporation ADR                                  200       22,075
 Sony Corporation                                   34,800    3,752,100
 Sumitomo Bank Ltd.                                  4,000       49,605
 Sumitomo Chemical Company Ltd.                      3,000       13,756
 Sumitomo Corporation                               33,000      241,293
 Sumitomo Electric Industries                       37,000      420,635
 Sumitomo Marine & Fire Insurance Company Ltd.       2,000       12,063
 *Sumitomo Metal Industries Ltd.                     9,000       11,228
 Sumitomo Trust & Banking Company Ltd.             240,000    1,154,040
 Takeda Chem Industries                             10,000      463,498
 TDK Corporation                                    25,000    2,286,507
 Teijin Ltd.                                         3,000       12,145
 Tohoku Electric Power Company, Inc.                   500        7,568
 Tokai Bank Ltd.                                     3,000       17,102
 Tokio Marine & Fire Insurance Company Ltd.         11,000      119,510
 Tokyo Electric Power Company                        1,100       23,220
 Tokyo Electron Ltd.                                32,000    2,170,591

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------

 Tokyo Gas Company                              3,000 $      7,386
 Toppan Printing Company Ltd.                  16,000      178,592
 Toray Industries, Inc.                         3,000       15,020
 Toshiba Corporation                           10,000       71,340
 Toyoda Automatic Loom Works Ltd.               1,000       16,978
 Toyota Motor Corporation                       4,000      126,574
 Uni-Charm Corporation                         10,000      433,755
 Uny Company Ltd.                               9,000      135,331
 Yamato Transport Company Ltd.                  1,000       17,433
                                                      ------------
                                                        51,345,072
                                                      ------------
Luxembourg--0.0%
 Societe Europeenne des Satellites                373       54,142
                                                      ------------
Mexico--1.1%
 Cemex SA ADR                                  42,180      415,207
 Cemex SA de CV Class B                        11,830       58,476
 Fomento Economico Mexicano SA de CV           26,030      102,631
 *Gruma SA ADR                                  3,009       20,311
 *Gruma SA                                     12,393       20,595
 Grupo Financiero Bancomer SA de CV               150           51
 Grupo Industrial Maseca SA de CV Class B      32,150       19,126
 Grupo Modelo SA de CV Class C                 34,450       98,089
 *Grupo Televisa SA ADR                         2,960      132,645
 Kimberly-Clark de Mexico SA de CV             22,840       93,196
 Telefonos de Mexico SA ADR                    20,280    1,638,878
 *TV Azteca, SA de CV ADR                       3,750       19,453
                                                      ------------
                                                         2,618,658
                                                      ------------
Netherlands--5.5%
 ABN AMRO Holding NV                           15,600      337,845
 Aegon NV                                       9,000      652,950
 Akzo Nobel NV                                  2,075       87,307
 *ASM Lithography Holding NV                   21,510    1,244,448
 CSM NV                                         5,380      268,813
 Elsevier NV                                   25,585      296,832
 *Fortis NV                                    12,750      393,804
 Getronics NV                                     195        7,501
 Gucci Group NV                                 2,982      208,740
 Hagemeyer NV                                     240        7,846
 Heineken Holding NV Class A                   13,900      523,215
 Heineken NV                                   36,345    1,860,962
 ING Groep NV                                  42,180    2,283,700
 Koninklijke Ahold NV                          11,945      411,440
 Koninklijke Numico NV                          4,000      141,697
 Koninklijke Philips Electonics NV             16,179    1,595,896
 KPN NV                                         2,480      116,369
 Royal Dutch Petroleum Company                  8,690      509,028
 TNT Post Group NV                              2,425       57,894
 Unilever NV                                    4,928      330,328
 VNU NV                                         5,030      201,008
 Wolters Kluwer NV                             27,140    1,080,365
                                                      ------------
                                                        12,617,988
                                                      ------------

June 30, 1999 (Unaudited)

-------------------------------------------------------------------------------
Vantagepoint International Fund                             Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------

New Zealand--0.1%
 Telecom Corporation of New Zealand Ltd.                    39,880 $    171,181
                                                                   ------------
Norway--0.7%
 Aker RGI ASA                                                  400        5,437
 Bergesen d.y. ASA                                             890       13,114
 Norsk Hydro ASA                                            16,200      611,186
 *Orkla ASA                                                 63,370      986,101
                                                                   ------------
                                                                      1,615,838
                                                                   ------------
Portugal--0.1%
 Banco Comercial Portugues SA                                  300        7,775
 Banco Espirito Santo e Comercial de Lisboa SA                 300        6,980
 Brisa-Auto Estradas de Portugal SA                            100        4,125
 Electricidade de Portugal SA                                  600       10,804
 Jeronimo Martins, SGPS SA                                   8,890      293,652
 Portugal Telecom SA                                           400       16,273
                                                                   ------------
                                                                        339,609
                                                                   ------------
Russia--0.0%
 *Gazprom ADR (Russia)                                       2,745       30,519
                                                                   ------------
Singapore--1.0%
 City Developments Ltd.                                      2,000       12,805
 Development Bank of Singapore Ltd.                          1,000       12,218
 Overseas Chinese Banking Corporation Ltd.                  54,000      450,403
 Singapore Airlines Ltd.                                     1,000        9,516
 Singapore Press Holdings Ltd.                              50,070      852,897
 Singapore Telecommunications Ltd.                           7,000       12,006
 United Overseas Bank Ltd.                                 149,000    1,041,495
                                                                   ------------
                                                                      2,391,340
                                                                   ------------
South Africa--0.4%
 De Beers ADR                                               40,000      955,000
                                                                   ------------
South Korea--0.2%
 *Korea Telecom Corporation                                  5,000      186,125
 Samsung Electronics                                         2,000      219,445
 Samsung Electronics                                        50,000       67,875
 SK Telecom Company                                             52       69,633
                                                                   ------------
                                                                        543,078
                                                                   ------------
Spain--3.0%
 Acerinox SA                                                   185        5,409
 ACS, Actividades de Construccion y Servicios, SA              280        8,016
 Argentaria, Caja Postal y Banco Hipotecario de Espana
 SA                                                         58,740    1,338,144
 Autopistas Concesionaria Espanola SA                          795        9,305
 Banco Bilbao Vizcaya SA                                    10,140      146,504
 Banco Popular Espanol SA                                    1,150       82,721
 *Banco Santander SA                                        23,370      243,118
 *El Aguila SA                                                 450        4,307
 Endesa SA                                                  51,300    1,094,060

------------------------------------------------------------------------

                                                     Shares        Value
------------------------------------------------------------------------

 Fomento de Construcciones y Contratas SA               210 $     12,019
 Gas Natural SDG SA                                   2,040      148,318
 Iberdrola SA                                        12,625      192,303
 *Repsol SA                                           7,830      159,882
 Resol SA                                             1,460       29,918
 Sociedad General de Aquas de Barcelona SA              145        7,551
 Tabacalera SA Class A                                  485        9,803
 *Telefonica SA                                      70,696    3,405,475
 Union Electrica Fenosa SA                              530        6,931
                                                            ------------
                                                               6,903,784
                                                            ------------
Sweden--2.9%
 ABB AB                                              77,330    1,027,824
 AGA AB Class A                                         200        2,494
 AGA AB Class B                                         140        1,729
 Atlas Copco AB Class A                                 300        8,169
 Atlas Copco AB Class B                               7,110      190,676
 Electrolux AB Class B                               64,140    1,342,893
 Esselte AB Class B                                   1,760       18,217
 ForeningsSparbanken AB                              23,200      327,463
 Granges AB                                           1,570       26,592
 *Hennes & Mauritz AB                                26,280      649,137
 *Meto AG                                             1,760        8,715
 *NetCom AB                                             200        6,728
 Nordbanken Holding AB                              114,670      670,349
 Sandvik AB Class A                                     410        8,946
 Sandvik AB Class B                                   5,960      131,794
 Securitas AB Class B                                 5,309       79,306
 Skandia Forsakrings AB                                 600       11,221
 Skandinaviska Enskilda Banken Class A                  800        9,316
 Skanska AB Class B                                     400       15,079
 Svenska Cellulosa AB Class B                           400       10,351
 *Svenska Handelsbanken Class A                      70,800      849,423
 Telefonaktiebolaget LM Ericsson Class B             18,100      580,145
 Volvo AB                                               200        5,764
 Volvo AB                                            23,400      678,460
 WM-Data AB Class B                                     100        3,811
                                                            ------------
                                                               6,664,602
                                                            ------------
Switzerland--4.5%
 ABB AG                                                 210      324,095
 Adecco SA                                              850      455,458
 Alusuisse Lonza Group AG                                10       11,656
 Compagnie Financiere Richemont AG                      447      859,732
 Credit Suisse Group                                  2,050      354,724
 Holderbank Financiere Glarus AG Class B                 10       11,804
 Nestle SA                                            1,211    2,181,932
 Novartis AG                                          1,080    1,577,008
 Roche Holding AG--Genusschein                       15,900    1,633,863
 Roche Holding AG--Bearer                               200       32,924
 Schweizerische Rueckversicherungs-Gesellschaft          20       38,081

June 30, 1999 (Unaudited)

------------------------------------------------------------------------------
Vantagepoint International Fund                            Shares        Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------

 Swisscom AG                                                2,454 $    923,452
 The Swatch Group AG Class B                                  450      302,781
 UBS AG                                                     2,380      710,361
 Zurich Allied AG                                           1,590      904,136
                                                                  ------------
                                                                    10,322,007
                                                                  ------------
Taiwan--0.5%
 *Taiwan Semiconductor Manufacturing Company Ltd. ADR      33,100    1,125,400
                                                                  ------------
United Kingdom--18.9%
 3I Group PLC                                              64,000      727,872
 Abbey National PLC                                        19,710      370,030
 Allied Zurich PLC                                         49,980      628,299
 Anglian Water PLC                                            810        8,957
 ASDA Group PLC                                            73,220      250,742
 Associated British Foods PLC                               1,385        9,158
 AstraZeneca Group PLC                                     74,732    2,909,555
 BAA PLC                                                    1,325       12,740
 Barclay's PLC                                             31,780      924,750
 Bass PLC                                                   1,340       19,443
 BG PLC                                                    25,230      154,110
 Blue Circle Industries PLC                                 1,915       12,739
 BOC Group PLC                                             35,825      700,239
 Boots Company PLC                                          1,155       13,718
 BP Amoco PLC                                              90,390    1,620,015
 British Aerospace PLC                                    226,660    1,471,114
 British Airways PLC                                        1,740       12,007
 British American Tobacco PLC                             115,195    1,083,133
 British Energy PLC                                        22,200      188,979
 British Land Company PLC                                     980        8,195
 British Sky Broadcasting Group PLC                         2,080       19,295
 British Steel PLC                                        203,940      528,021
 British Telecommunications PLC                             7,250      121,482
 BTR Siebe PLC                                            389,665    1,844,207
 Cable & Wireless PLC                                      46,525      592,933
 Cadbury Schweppes PLC                                    223,275    1,421,882
 Caradon PLC                                               52,310      123,687
 Carlton Communications PLC                                 1,225       10,157
 Centrica PLC                                              20,905       49,100
 CGU PLC                                                    1,560       22,537
 Compass Group PLC                                         48,820      484,045
 *David S. Smith (Holdings) PLC                            28,130       66,955
 Diageo PLC                                               175,990    1,837,864
 Electrocomponents PLC                                     16,360      120,819
 EMI Group PLC                                             66,495      533,516
 Enterprise Oil PLC                                        25,800      167,961
 General Electric Company PLC                               3,020       30,800
 GKN PLC                                                    8,260      141,009
 Glaxo Wellcome PLC                                        35,745      993,361
 Granada Group PLC                                         63,720    1,182,204
 Great Universal Stores PLC                                69,250      767,387
 Halifax PLC                                                2,935       35,022
 Hanson PLC                                                 1,135       10,082
 Hays PLC                                                   6,000       63,226
 HSBC Holdings PLC                                         33,190    1,210,625
 HSBC Holdings PLC                                          1,030       36,482

----------------------------------------------------------------------

                                                   Shares        Value
----------------------------------------------------------------------

 HSBC Holdings PLC                                  2,185 $     77,357
 Imperial Chemical Industries PLC                  89,230      881,896
 John Laing PLC                                    11,480       56,866
 J. Sainsbury PLC                                   2,380       15,006
 Kingfisher PLC                                    80,580      927,234
 Ladbroke Group PLC                                33,910      134,433
 Land Securities PLC                                  825       11,093
 Laporte PLC                                       30,400      343,584
 Legal & General Group PLC                          6,395       16,280
 Lloyds TSB Group PLC                               6,055       82,083
 Marks & Spencer PLC                                3,385       19,582
 Misys PLC                                            855        7,318
 National Grid Group PLC                            1,620       11,274
 National Power PLC                                 1,615       11,761
 National Westminster Bank PLC                    155,400    3,294,665
 Next PLC                                             690        8,380
 *Orange PLC                                       45,500      667,012
 Pearson PLC                                          665       13,512
 Peninsular & Orient Steam Navigation Company       1,215       18,242
 Provident Financial PLC                              540        7,503
 Prudential Corporation PLC                        79,545    1,171,109
 Railtrack Group PLC                                  640       13,085
 Rank Group PLC                                    19,445       77,317
 Reed International PLC                            87,755      585,475
 Rentokil Initial PLC                               3,295       12,855
 Reuters Group PLC                                 64,725      851,406
 Rio Tinto PLC                                     23,225      389,344
 Rolls-Royce PLC                                   17,845       75,527
 Royal Bank of Scotland Group PLC                   1,045       21,282
 Royal & Sun Alliance Insurance Group             177,368    1,590,829
 Safeway PLC                                       44,035      176,479
 Schroders PLC                                        480        9,806
 Scottish Power PLC                                 1,595       13,778
 Scottish & Newcastle PLC                           1,395       14,524
 Scottish & Southern Energy PLC                     1,260       12,890
 Shell Transport & Trading Company                270,600    2,029,284
 SmithKline Beecham PLC                           164,860    2,142,619
 Smiths Industries PLC                                750        9,907
 Stagecoach Holdings PLC                            2,525        9,045
 Standard Chartered PLC                            48,000      783,864
 Tate & Lyle PLC                                    1,260        7,895
 Tesco PLC                                        113,335      291,645
 Thames Water PLC                                     605        9,594
 TI Group PLC                                      55,475      371,644
 Tomkins PLC                                       85,528      370,747
 Unilever PLC                                     103,320      919,361
 United News & Media PLC                           32,600      313,462
 United Utilities PLC                                 840       10,209
 Vodafone Group PLC                                 3,645       71,820
 Williams PLC                                       1,310        8,652
 Wolseley PLC                                       1,380       10,387
 Zeneca Group PLC                                  24,395      943,657
                                                          ------------
                                                            43,465,033
                                                          ------------
TOTAL COMMON STOCKS
(Cost $199,527,108)                                        217,078,970
                                                          ------------

June 30, 1999 (Unaudited)

-----------------------------------------------------------------------
                                                   Shares/
Vantagepoint International Fund                       Face        Value
-----------------------------------------------------------------------
MUTUAL FUNDS--0.5%
-----------------------------------------------------------------------

United States--0.5%
 *Overseas Equity Index Fund (Cost $1,080,114)     105,377 $  1,074,940
                                                           ------------
-----------------------------------------------------------------------
PREFERRED STOCKS--0.3%
-----------------------------------------------------------------------
Australia--0.1%
 News Corporation Ltd.                              19,376      147,620
                                                           ------------
Brazil--0.1%
 Banco Bradesco SA                               9,020,000       45,100
 Banco Itau SA                                      68,000       34,707
 Companhia Energetica de Minas Gerais SA         1,838,000       38,414
 Petroleo Brasileiro SA                            976,000      150,304
 Telecomunicacoes de Sao Paulo SA                  640,000       75,968
                                                           ------------
                                                                344,493
                                                           ------------
Germany--0.1%
 Fielmann AG                                           520       19,252
 Fresenius AG                                          320       56,596
 Sap AG                                                510      203,805
 *Volkswagen AG                                        185        6,840
                                                           ------------
                                                                286,493
                                                           ------------
TOTAL PREFERRED STOCKS
(Cost $730,124)                                                 778,606
                                                           ------------
-----------------------------------------------------------------------
CASH EQUIVALENTS--4.0%
-----------------------------------------------------------------------
Institutional Money Market Funds--0.7%
 ++Merrimac Cash Fund--Premium Class           $ 1,707,009    1,707,009
                                                           ------------
Bank Deposits/Offshore
Time Deposits--3.3%
 ++American Express Centurion Bank                 769,554      769,554
 ++Bank of Montreal                                769,554      769,554
 ++Bank of Montreal                              1,259,269    1,259,269
 ++BankBoston NA                                 3,195,319    3,195,319
 ++Harris Trust & Savings Bank                     356,378      356,378
 ++Royal Bank of Scotland PLC                      570,205      570,205
 ++Toronto Dominion                                712,756      712,756
                                                           ------------
                                                              7,633,035
                                                           ------------
TOTAL CASH EQUIVALENTS
(Cost $9,340,044)                                             9,340,044
                                                           ------------

-----------------------------------------------------------------------------
                                                        Shares/
                                                           Face        Value
-----------------------------------------------------------------------------

REPURCHASE AGREEMENTS--4.5%
-----------------------------------------------------------------------------
United States--4.5%
 IBT Repurchase Agreement dated 6/30/99 due 7/1/99,
 with a maturity value of $10,236,438 and an
 effective yield of 4.25% collateralized by Federal
 National Mortgage Association adjustable rate
 mortgage with a rate of 7.42%, a maturity date of
 8/01/27 and a market value of $3,843,080, Federal
 Home Loan Mortgage Corporation with a rate of
 8.00%, a maturity date of 11/01/09 and a market
 value of $2,257,601, Small Business Association
 with a rate of 7.38%, a maturity date of 3/25/23
 and a market value of $4,641,662                   $10,235,230 $ 10,235,230
                                                                ------------
TOTAL INVESTMENTS--103.8%
(Cost $220,912,620)                                              238,507,790
Other assets less liabilities--(3.8%)                             (8,810,627)
                                                                ------------
TOTAL NET ASSETS--100.0%                                        $229,697,163
                                                                ============

Notes to the Schedule of Investments:

 * Non-income producing security.
** The aggregate identified cost for federal income tax purposes is $220,912,620. Unrealized appreciation and depreciation, based on identified tax cost at June 30, 1999, are as follows:

   Unrealized appreciation      $ 25,793,531
   Unrealized depreciation        (8,198,361)
                                ------------
   Net unrealized appreciation  $ 17,595,170
                                ============

++ Represents collateral received from securities lending transactions.

June 30, 1999 (Unaudited)


---------------------------------------
Vantagepoint International Fund
---------------------------------------
Percentage of Portfolio by Industry:

Banking                           12.8%
Electronics                        9.4%
Telephone Systems                  7.1%
Beverages, Food & Tobacco          7.0%
Pharmaceuticals                    6.0%
Diversified                        5.5%
Oil & Gas                          4.9%
Insurance                          4.8%
Communications                     4.6%
IBT Repurchase Agreement           4.5%
Securities Lending Collateral      4.0%
Automotive                         3.3%
Media--Broadcasting & Publishing   3.2%
Financial Services                 2.7%
Metals & Mining                    2.4%
Retailers                          2.3%
Heavy Machinery                    1.9%
Commercial Services                1.8%
Chemicals                          1.8%
Computers & Information            1.6%
Electrical Equipment               1.4%
Food Retailers                     1.4%
Entertainment & Leisure            1.2%

---------------------------------------------------

---------------------------------------------------
Building Materials                             1.1%
Forest Products & Paper                        0.9%
Electric Utilities                             0.9%
Home Construction, Furnishings & Appliances    0.9%
Cosmetics & Personal Care                      0.8%
Medical Supplies                               0.7%
Aerospace & Defense                            0.7%
Real Estate                                    0.6%
Photographic Equipment & Supplies              0.3%
Apparel Retailers                              0.3%
Computer Software & Processing                 0.3%
Restaurants                                    0.2%
Textiles, Clothing & Fabrics                   0.2%
Transportation                                 0.2%
Office Products & Supplies                     0.1%
Health Care Providers                          0.0%
Heavy Construction                             0.0%
Airlines                                       0.0%
Water Companies                                0.0%
Lodging                                        0.0%
Containers & Packaging                         0.0%
                                             ------
TOTAL INVESTMENTS                            103.8%
Other assets less liabilities                 (3.8%)
                                             ------
TOTAL NET ASSETS                             100.0%
                                             ======

                See accompanying notes to financial statements.

Schedule of Investments

June 30, 1999 (Unaudited)

-----------------------------------------------------------------
                                                           Market
Vantagepoint Growth Fund                    Shares          Value
-----------------------------------------------------------------
COMMON STOCKS--97.5%
-----------------------------------------------------------------

Advertising--1.0%
 Ackerly Communications, Inc.               25,700 $      467,419
 *Catalina Marketing Corporation            88,800      8,169,600
 *Cyrk, Inc.                                10,400         63,050
 *DoubleClick, Inc.                          2,800        256,900
 Interpublic Group, Inc.                    27,600      2,390,850
 Omnicom Group                              59,100      4,728,000
 Penton Media, Inc.                         61,900      1,501,075
 R.H. Donnelley Corporation                 53,800      1,052,463
 *Snyder Communications, Inc.              202,009      6,615,795
 True North Communications, Inc.            58,000      1,740,000
 Young & Rubicam, Inc.                      13,000        590,688
                                                   --------------
                                                       27,575,840
                                                   --------------
Aerospace & Defense--1.0%
 Allied Signal, Inc.                        80,800      5,090,400
 General Dynamics Corporation               64,800      4,438,800
 *Gulfstream Areospace Corporation         167,731     11,332,325
 Raytheon Company                           23,700      1,667,888
 Textron, Inc.                              51,500      4,239,094
                                                   --------------
                                                       26,768,507
                                                   --------------
Airlines--0.4%
 Air Express International Corporation      31,100        789,163
 Comair Holdings, Inc.                     209,450      4,359,178
 *FDX Corporation                           11,200        607,600
 *Mesa Air Group, Inc.                      77,000        578,701
 Skywest, Inc.                              62,900      1,568,569
 Southwest Airlines, Inc.                  100,800      3,137,400
                                                   --------------
                                                       11,040,611
                                                   --------------
Apparel Retailers--1.5%
 *Abercrombie & Fitch Company              381,814     18,327,071
 *American Eagle Outfitters, Inc.           48,300      2,197,650
 *AnnTaylor Stores Corporation              52,800      2,376,000
 *Gap, Inc.                                 80,250      4,042,594
 Giordano International Ltd.               640,000        453,696
 Intimate Brands, Inc.                     117,705      5,576,274
 *Just For Feet, Inc.                       12,400         79,825
 *Kohls Corporation                          9,900        764,156
 *Pacific Sunwear of California, Inc.        8,200        199,875
 *Payless Shoesource, Inc.                  31,200      1,669,200
 Ross Stores, Inc.                          75,418      3,799,182
 *The Finish Line, Inc.                     63,400        713,250
 *Wet Seal, Inc.                            48,400      1,385,450
                                                   --------------
                                                       41,584,223
                                                   --------------
Automotive--2.3%
 *Championship Auto Racing Teams, Inc.      21,300        637,669
 Coachmen Industries, Inc.                  86,700      2,015,775
 Delphi Automotive Systems Corporation           1             13
 Federal-Mogul Corporation                 160,265      8,333,780
 Ford Motor Company                         58,500      3,301,594
 General Motors Corporation                 41,400      2,732,400

----------------------------------------------------------------------
                                                                Market
                                                 Shares          Value
----------------------------------------------------------------------

 Harley-Davidson, Inc.                          454,462 $   24,711,370
 International Speedway Corporation Class B      51,600      2,476,800
 International Speedway Corporation Class A      70,500      3,348,750
 *Lear Corporation                               62,700      3,119,325
 Meritor Automotive, Inc.                       112,664      2,872,932
 *National R.V. Holdings, Inc.                   27,600        669,300
 *Navistar International Corporation             84,300      4,215,000
 Oshkosh Truck Corporation                       13,200        664,125
 *Penske Motorsports, Inc.                        5,600        277,900
 *Speedway Motorsports, Inc.                     38,000      1,493,875
 *Tower Automotive, Inc.                        179,600      4,568,575
 Winnebago Industries, Inc.                      16,900        380,250
                                                        --------------
                                                            65,819,433
                                                        --------------
Banking--4.5%
 Associates First Capital Corporation            83,274      3,690,079
 Bank of America Corporation                     49,390      3,620,904
 Bank of New York Company, Inc.                 111,600      4,094,325
 Bank One Corporation                            60,100      3,579,706
 Bank United Corporation                         85,400      3,432,013
 BB&T Corporation                                65,800      2,414,038
 Capital One Financial Corporation               86,600      4,822,538
 CCB Financial Corporation                       40,000      2,115,000
 CCBT Bancorp, Inc.                               4,600         88,550
 Chase Manhattan Corporation                     49,000      4,244,625
 Citigroup, Inc.                                 78,400      3,724,000
 *Columbia Banking System, Inc.                  25,725        395,522
 Comerica, Inc.                                  54,200      3,221,513
 Commercial Federal Corporation                  22,300        517,081
 Dime Bancorp, Inc.                              95,500      1,921,938
 Finova Group, Inc.                              60,300      3,173,288
 First Tennessee National Corporation           270,589     10,366,940
 Fleet Financial Group, Inc.                     83,800      3,718,625
 Household International, Inc.                   79,100      3,747,363
 *HPSC, Inc.                                     17,400        165,300
 Huntington Bancshares, Inc.                     66,600      2,331,000
 Investors Financial Services Corporation        16,700        668,000
 National Bancorp of Alaska, Inc.                 8,300        219,950
 Northern Trust Corporation                      61,600      5,975,200
 Northfork Bancorp                              228,647      4,873,039
 Old Kent Financial Corporation                 175,141      7,334,017
 *Seacoast Financial Services Corporation        43,000        489,125
 Southtrust Corporation                          88,400      3,392,350
 Sovereign Bancorp, Inc.                        276,105      3,347,773
 State Street Corporation                       117,000      9,988,874
 Synovus Financial Corporation                   17,450        346,819
 Texas Regional Bancshares Class A               17,500        475,781

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June 30, 1999 (Unaudited)

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
                                                             Market
Vantagepoint Growth Fund                      Shares          Value
-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------

 Washington Federal, Inc.                     32,240 $      723,385
 Wells Fargo & Company                        84,000      3,591,000
 Wilmington Trust Corporation                 53,926      3,094,004
 Zions Bancorporation                        239,062     15,180,436
                                                     --------------
                                                        125,084,101
                                                     --------------
Beverages, Food & Tobacco--1.4%
 Anheuser Busch Companies, Inc.               88,700      6,292,156
 *Ben & Jerry's Homemade, Inc. Class A         3,700        102,675
 Brown Forman Corporation                     18,300      1,192,931
 Corn Products International, Inc.            81,000      2,465,438
 Dean Foods Company                           86,100      3,578,531
 Dreyer's Grand Ice Cream, Inc.               44,852        678,387
 Flowers Industries, Inc.                    282,671      6,130,427
 McCormick & Company, Inc.                   191,010      6,028,753
 *Merkert American Corporation                49,900        474,050
 *Smithfield Foods, Inc.                       3,700        122,563
 Supervalu, Inc.                              92,300      2,370,956
 Tootsie Roll Industries, Inc.                74,684      2,884,670
 U.S. Foodservice                             80,926      3,449,471
 *Vlasic Foods International, Inc.            74,210        542,661
 Whitman Corporation                         143,033      2,574,594
                                                     --------------
                                                         38,888,263
                                                     --------------
Bio-Technology--0.6%
 *Genzyme Corporation (General Division)      42,600      2,066,100
 *MiniMed, Inc.                               15,300      1,177,144
 *Novoste Corporation                         15,100        317,100
 *VISX, Inc.                                 182,100     14,420,043
 *Xomed Surgical Products, Inc.                  600         29,213
                                                     --------------
                                                         18,009,600
                                                     --------------
Building Materials--3.6%
 Dimon, Inc.                                   5,000         25,938
 Fastenal Company                            164,657      8,634,201
 Florida Rock Industries                     201,000      9,145,500
 *Giant Cement Holding, Inc.                  73,700      1,685,888
 Holderbank Financiere Glarus AG Class B
 (Switzerland)                                   397        467,434
 Home Depot, Inc.                             71,800      4,626,613
 Lafarge Corporation                          89,800      3,182,288
 Lone Star Industries, Inc.                  309,300     11,618,080
 Lowe's Companies, Inc.                       82,700      4,688,056
 *PSS World Medical, Inc.                    115,408      1,291,127
 *Safeguard Scientifics, Inc.                  6,400        396,800
 Southdown, Inc.                             491,902     31,604,703
 USG Corporation                              81,200      4,547,200
 Vulcan Materials Company                    307,614     14,842,375
 *VWR Corporation                            107,600      3,947,575
                                                     --------------
                                                        100,703,778
                                                     --------------

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
                                                          Market
                                           Shares          Value
----------------------------------------------------------------

Chemicals--0.7%
 Carlisle Corporation                      49,232 $    2,369,290
 Crompton & Knowles Corporation           106,748      2,088,258
 Ferro Corporation                         57,230      1,573,825
 Fuller H.B. Company                       23,700      1,620,488
 Georgia Gulf Corporation                  50,487        851,968
 *Hauser, Inc.                             38,375        211,063
 Lubrizol Corporation                      31,200        850,200
 *Markwest Hydrocarbon, Inc.               54,700        478,625
 *McWhorter Technologies, Inc.             12,000        173,250
 Minerals Technologies, Inc.               18,100      1,010,206
 Premark International, Inc.               77,400      2,902,500
 RPM, Inc.                                 49,800        706,538
 Solutia, Inc.                            182,268      3,884,587
 Spartech Corporation                      42,500      1,344,063
                                                  --------------
                                                      20,064,861
                                                  --------------
Commercial Services--5.0%
 *ACNielson Corporation                   129,200      3,908,300
 *Allied Waste Industries, Inc.           306,147      6,046,403
 *Avis Rent A Car, Inc.                    27,000        786,375
 *Borg-Warner Security Corporation         57,400      1,165,938
 *Cendant Corporation                      42,400        869,200
 Cintas Corporation                       237,099     15,930,088
 *Concord EFS, Inc.                       499,696     21,143,386
 *Convergys Corporation                   248,303      4,779,833
 Deluxe Corporation                        63,100      2,456,956
 EG&G, Inc.                                58,600      2,087,625
 *Elan Corporation PLC ADR (Ireland)      235,000      6,521,250
 Fair Issac & Company, Inc.                26,000        911,625
 Hertz Corporation Class A                 53,700      3,329,400
 Hooper Holmes, Inc.                       21,400        436,025
 H&R Block, Inc.                           16,100        805,000
 *Iron Mountain, Inc.                     187,500      5,367,188
 *IT Group, Inc.                           44,100        708,356
 *Medco Research, Inc.                     68,400      1,795,500
 Mutual Risk Management Ltd.              130,900      4,368,788
 *Nova Corporation                        282,612      7,065,300
 Olsten Corporation                        44,400        280,275
 Paychex, Inc.                            298,000      9,498,749
 *Quest Diagnostics, Inc.                  13,500        369,563
 *Quintiles Transnational Corporation     182,819      7,678,398
 *Republic Services, Inc.                  67,000      1,658,250
 *Robert Half International, Inc.         331,098      8,608,548
 Rollins, Inc.                             49,820        794,006
 R.R. Donnelley & Sons Company             30,300      1,122,994
 *Safety-Kleen Corporation                  6,300        114,188
 SEI Investments Company                   13,600      1,200,200
 Stone & Webster, Inc.                     33,300        886,613
 *Superior Services, Inc.                   3,800        101,413
 *Sylvan Learning Systems, Inc.            84,400      2,294,625
 *URS Corporation                          40,000      1,172,500
 *USWeb Corporation                        19,600        434,875

June 30, 1999 (Unaudited)

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
                                                             Market
Vantagepoint Growth Fund                      Shares          Value
-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------

 *Valassis Communications, Inc.               83,400 $    3,054,525
 Viad Corporation                            162,358      5,022,951
 Waste Management, Inc.                       98,500      5,294,375
                                                     --------------
                                                        140,069,584
                                                     --------------
Communications--4.9%
 *ADC Telecommunications, Inc.               337,660     15,384,633
 *Ancor Communications, Inc.                  93,600      3,030,300
 *Andrew Corporation                         482,100      9,129,769
 *Antec Corporation                           52,900      1,696,106
 *Aware, Inc.                                 51,800      2,389,275
 *Cable Design Technologies Corporation       92,000      1,420,250
 Comsat Corporation                           12,900        419,250
 *Level 3 Communications, Inc.                28,600      1,717,788
 Lucent Technologies, Inc.                   286,505     19,321,180
 *Metromedia Fiber Network, Inc. Class A     229,100      8,233,281
 *Network Appliance, Inc.                     36,300      2,028,263
 *Nielsen Media Research, Inc.               125,000      3,656,250
 *Nokia Corporation ADR (Finland)             46,400      4,248,500
 Nortel Networks Corporation (Canada)          3,700        321,206
 *NTL, Inc.                                   46,700      4,024,956
 Pittway Corporation                          11,900        396,419
 Pittway Corporation Class A                 100,300      3,429,006
 *Qualcomm, Inc.                             262,238     37,631,152
 Superior TeleCom, Inc.                       40,500      1,012,500
 Symbol Technologies, Inc.                   236,485      8,720,384
 *Tellabs, Inc.                              114,900      7,762,931
                                                     --------------
                                                        135,973,399
                                                     --------------
Computer Software & Processing--13.5%
 *Acxiom Corporation                         421,600     10,513,649
 Adobe Systems, Inc.                          32,500      2,669,063
 *American Management Systems, Inc.          218,100      6,992,831
 *BISYS Group, Inc.                           54,700      3,199,950
 *BMC Software, Inc.                          78,900      4,260,600
 *BroadVision, Inc.                            7,600        560,500
 *Cadence Design Systems, Inc.               394,468      5,029,467
 *Cambridge Technology Partners, Inc.         97,203      1,707,128
 *Checkfree Holdings Corporation             333,100      9,181,069
 *Citrix Systems, Inc.                       246,726     13,940,018
 *CMGI, Inc.                                 892,400    101,789,374
 Comdisco, Inc.                              246,297      6,311,361
 Computer Associates International, Inc.      46,900      2,579,500
 *Compuware Corporation                       98,800      3,143,075
 *CSG Systems International, Inc.             91,400      2,393,538
 *Electronic Arts, Inc.                      171,588      9,308,649
 *Fiserv, Inc.                               287,401      8,999,228
 *HNC Software, Inc.                          18,100        557,706
 *Informix Corporation                       309,373      2,639,354
 *Inktomi Corporation                         51,700      6,798,550

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
                                                                   Market
                                                    Shares          Value
-------------------------------------------------------------------------

 *International Network Services                    16,850 $      680,319
 *Intuit, Inc.                                      25,100      2,262,138
 *Keane, Inc.                                      116,941      2,645,790
 *Legato Systems, Inc.                             113,937      6,579,862
 *Lycos, Inc.                                      159,900     14,690,812
 *Macromedia, Inc.                                  10,900        384,225
 *Microsoft Corporation                            201,100     18,136,705
 *National Instruments Corporation                  11,900        480,463
 *NCR Corporation                                   57,800      2,821,363
 *Networks Associates, Inc.                        225,360      3,309,975
 *Novell, Inc.                                     310,700      8,233,550
 *Open Market, Inc.                                 22,100        313,544
 *Policy Management System Corporation              57,884      1,736,520
 *PRI Automation, Inc.                              10,300        373,375
 *Project Software & Development, Inc.               5,000        156,250
 *PSINet, Inc.                                       6,100        266,875
 *RealNetworks, Inc.                               155,300     10,696,287
 Shared Medical Systems Corporation                214,500     13,996,124
 *Siebel Systems, Inc.                             167,685     11,119,611
 Softbank Corporation (Japan)                       15,300      3,098,273
 *Software.com, Inc.                                19,300        447,519
 *SPSS, Inc.                                        44,000      1,130,250
 *Sterling Commerce, Inc.                          470,099     17,158,613
 *Sungard Data Systems, Inc.                       188,107      6,489,692
 *Symantec Corporation                              90,797      2,315,324
 *Synopsys, Inc.                                   115,602      6,379,785
 *Transaction Systems Architects, Inc. Class A     242,600      9,461,400
 *Tyler Technologies, Inc.                          49,000        336,875
 *Unisys Corporation                                76,800      2,990,400
 Veritas Software Corporation                      197,650     18,764,396
 *Visio Corporation                                124,600      4,742,588
 *Yahoo!, Inc.                                      31,600      5,443,100
                                                           --------------
                                                              380,216,613
                                                           --------------
Computers & Information--2.8%
 *CDW Computer Centers, Inc.                       168,200      7,400,800
 *Cisco Systems, Inc.                               69,900      4,495,444
 *Comverse Technology, Inc.                        204,158     15,413,928
 *Critical Path, Inc.                                  900         49,781
 *Ebay, Inc.                                         5,600        845,600
 *Emulex Corporation                                41,000      4,558,688
 International Business Machines Corporation        38,400      4,963,200
 International Game Technology                     160,110      2,962,035
 *Interphase Corporation                             3,200         73,600
 *Lexmark International Group, Inc.                256,836     16,967,227
 *Maxtor Corporation                               137,200        690,294
 National Computer Systems, Inc.                    72,400      2,443,500
 *Rational Software Corporation                    139,450      4,593,134
 *Read-Rite Corporation                            226,000      1,401,901
 Reynolds & Reynolds, Inc.                         243,259      5,670,975
 *Rhythms NetConnections, Inc.                      36,200      2,113,175

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June 30, 1999 (Unaudited)

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
                                                            Market
Vantagepoint Growth Fund                     Shares          Value
------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------

 Schawk, Inc.                                 4,700 $       42,006
 *Storage Technology Corporation            163,098      3,710,480
 *TheStreet.com, Inc.                        11,200        403,200
                                                    --------------
                                                        78,798,968
                                                    --------------
Containers & Packaging--0.0%
 Intertape Polymer Group, Inc. (Canada)      11,700        342,225
 *U.S. Can Corporation                        1,000         22,250
                                                    --------------
                                                           364,475
                                                    --------------
Cosmetics & Personal Care--0.2%
 Alberto Culver Company Class A              59,400      1,355,063
 Alberto Culver Company Class B              33,500        891,938
 Church & Dwight Company, Inc.               31,619      1,375,427
 Ecolab, Inc.                                 6,200        270,475
 Estee Lauder Companies Class A              16,900        847,113
                                                    --------------
                                                         4,740,016
                                                    --------------
Diversified--0.8%
 *Blyth Industries, Inc.                     79,400      2,729,375
 Federal Signal Corporation                  74,195      1,572,007
 General Electric Company                    33,900      3,830,700
 Hillenbrand Industries, Inc.               194,043      8,392,360
 Tyco International Ltd.                     69,000      6,537,750
                                                    --------------
                                                        23,062,192
                                                    --------------
Education--0.2%
 *Apollo Group, Inc.                        185,136      4,917,675
 *DeVry, Inc.                                45,700      1,022,538
                                                    --------------
                                                         5,940,213
                                                    --------------
Electric Utilities--1.8%
 Alliant Energy Corporation                 127,385      3,614,549
 Bangor Hydro-Electric Co.                    6,200         99,975
 BEC Energy                                  59,800      2,466,750
 Black Hills Corporation                     25,000        578,125
 *Calpine Corporation                        12,800        691,200
 CMP Group, Inc.                             50,000      1,309,375
 Consolidated Edison, Inc.                   71,700      3,244,425
 DQE, Inc.                                   57,300      2,299,163
 Energy East Corporation                    123,000      3,198,000
 Florida Progress Corporation                61,200      2,528,325
 Illinova Corporation                       238,400      6,496,400
 Ipalco Enterprises, Inc.                   284,212      6,021,742
 LG&E Energy Corporation                    211,521      4,441,941
 Minnesota Power, Inc.                      119,300      2,371,088
 Montana Power Company                       15,200      1,071,600
 *Niagra Mohawk Holdings, Inc.              105,100      1,688,169
 NiSource, Inc.                              84,800      2,188,900
 Peco Energy Company                         84,600      3,542,625
 Unicom Corporation                          93,800      3,617,163
                                                    --------------
                                                        51,469,515
                                                    --------------
Electrical Equipment--0.4%
 *American Power Conversion Corporation     313,050      6,300,131

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
                                                               Market
                                                Shares          Value
---------------------------------------------------------------------

 AMETEK, Inc.                                   52,611 $    1,210,053
 C&D Technology, Inc.                           60,600      1,855,875
 *UCAR International, Inc.                      73,542      1,856,936
                                                       --------------
                                                           11,222,995
                                                       --------------
Electronics--7.2%
 *Adaptec, Inc.                                 68,900      2,433,031
 *Altera Corporation                           449,822     16,559,071
 American Woodmark Corporation                  21,300        750,825
 *Analog Devices, Inc.                         144,600      7,257,113
 *ASM Lithography Holding NV (Netherlands)     122,700      7,285,313
 AVX Corporation                                 6,300        153,563
 *Black Box Corporation                         33,900      1,699,238
 *Broadcom Corporation--CL A                     1,400        202,388
 *C-Cube Microsystems, Inc.                      2,500         79,063
 *Conexant Systems, Inc.                         7,900        458,694
 Dallas Semiconductor Corporation               81,300      4,105,650
 *Esterline Corporation                         29,900        429,813
 *E-Tek Dynamics, Inc.                           1,600         76,100
 *Herley Industries, Inc.                       29,900        390,569
 *Jabil Circuit, Inc.                          133,600      6,028,700
 *Kent Electronics Corporation                   6,300        124,819
 Linear Technology Corporation                 434,488     29,219,317
 *Maxim Integrated Products, Inc.              243,706     16,206,448
 *Microchip Technology, Inc.                   221,069     10,473,143
 *Micron Technology, Inc.                      515,300     20,773,030
 Molex, Inc. Class A                           233,700      7,361,550
 Motorola, Inc.                                 39,700      3,761,575
 *PMC-Sierra, Inc.                              62,700      3,695,381
 *Polycom, Inc.                                 31,600      1,232,400
 *Qlogic Corporation                            58,900      7,774,800
 Quixote Corporation                             1,300         15,844
 *Sanmina Corporation                          116,400      8,831,850
 *Stoneridge, Inc.                              60,300        814,050
 Texas Instruments, Inc.                        35,900      5,205,500
 *Vitesse Semiconductor Corporation            177,900     11,997,130
 *Xilinx, Inc.                                 444,542     25,450,029
                                                       --------------
                                                          200,845,997
                                                       --------------
Entertainment & Leisure--0.6%
 *Harrah's Entertainment, Inc.                  23,600        519,200
 Hasbro, Inc.                                   83,900      2,343,956
 *Hollywood Entertainment Corporation           42,100        823,581
 *Kingworld Productions, Inc.                   83,800      2,917,288
 Royal Caribbean Cruises Ltd.                  147,900      6,470,625
 *Royal Olympic Cruise Lines, Inc.              33,400         96,025
 *SFX Entertainment, Inc. Class A               17,200      1,100,800
 Time Warner, Inc.                              18,000      1,323,000
 *WMS Industries, Inc.                          86,500      1,470,500
                                                       --------------
                                                           17,064,975
                                                       --------------

June 30, 1999 (Unaudited)

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
                                                                 Market
Vantagepoint Growth Fund                          Shares          Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------

Financial Services--3.6%
 Alliance Capital Management LP                  103,900 $    3,357,269
 American Express Company                         27,300      3,552,413
 Bedford Property Investors                       19,200        343,200
 Countrywide Credit Industries, Inc.              70,700      3,022,425
 Daiwa Securities Company Ltd. (Japan)           980,000      6,477,408
 Donaldson, Lufkin & Jenrette, Inc.               17,900      1,078,475
 Euro-Nevada Mining Corporation (Canada)         238,000      2,830,177
 *E*TRADE Group, Inc.                            675,400     26,973,787
 Federal National Mortgage Association            47,400      3,240,975
 Federal Home Loan Mortgage Corporation           55,100      3,195,800
 *Federal Agricultural Mortgage Corporation       38,300      2,628,338
 Franco-Nevada Mining Corporation                 67,900      1,050,583
 *Grupo Financiero Bancomer SA de CV Class O
 (Mexico)                                        145,000         52,186
 Heller Financial, Inc.                          234,600      6,524,813
 Investment Technology Group, Inc.                50,400      1,631,700
 Jafco Company Ltd. (Japan)                       24,000      1,586,302
 *Knight/Trimark Group, Inc.                      50,900      3,069,906
 Kokusai Securities Company Ltd. (Japan)         158,000      1,958,094
 Lehman Brothers, Inc.                            10,500        653,625
 Morgan Keegan, Inc.                              12,600        238,613
 Morgan Stanley Dean Witter & Company             18,200      1,865,500
 Nikko Securities Company Ltd. (Japan)           694,000      4,478,104
 Nomura Securities Company Ltd. (Japan)          570,000      6,673,104
 Peoples Heritage Financial Group, Inc.           94,800      1,783,425
 Providian Financial Corporation                  29,600      2,767,600
 Renaissancere Holdings Ltd.                      42,500      1,572,500
 Terra Nova Holdings Ltd. Class A (Bermuda)       44,000      1,185,250
 T. Rowe Price Associates, Inc.                  197,368      7,573,997
 Webster Financial Corporation                    30,200        819,175
                                                         --------------
                                                            102,184,744
                                                         --------------
Food Retailers--0.5%
 Food Lion, Inc. Class A                         246,800      2,930,750
 Food Lion, Inc. Class B                          33,900        391,969
 *Kroger Company                                 359,600     10,046,324
                                                         --------------
                                                             13,369,043
                                                         --------------
Forest Products & Paper--0.6%
 Bemis Company                                    12,100        480,975
 Boise Cascade Corporation                        57,500      2,465,313

----------------------------------------------------------------
                                                          Market
                                           Shares          Value
----------------------------------------------------------------

 Georgia-Pacific Group                     79,400 $    3,761,575
 *Ivex Packaging Corporation              101,400      2,230,800
 Temple Inland, Inc.                       33,200      2,265,900
 Weyerhaeuser Company                      51,400      3,533,750
 Willamette Industries, Inc.               48,500      2,234,031
                                                  --------------
                                                      16,972,344
                                                  --------------
Health Care Providers--1.4%
 *Apria Healthcare Group, Inc.             58,300        991,100
 *Covance, Inc.                           386,513      9,252,155
 *Express Scripts, Inc. Class A            31,400      1,889,888
 *First Health Group Corporation          140,175      3,022,523
 *Health Management Associates, Inc.      452,769      5,093,651
 *Healthsouth Corporation                 633,800      9,467,388
 *Lifepoint Hospital, Inc.                  2,789         37,477
 *Lincare Holdings, Inc.                  125,069      3,126,725
 *Oxford Health Plans, Inc.               132,230      2,057,829
 *PacifiCare Health Systems, Inc.          12,600        906,413
 *Resmed, Inc.                             23,300        773,269
 *TLC The Laser Center, Inc.               11,000        526,625
 *Total Renal Care Holdings, Inc.         157,622      2,452,992
 *Triad Hospitals, Inc.                     2,787         37,631
 *Universal Health Services Class B        12,300        587,325
                                                  --------------
                                                      40,222,991
                                                  --------------
Heavy Construction--1.1%
 Butler Manufacturing Company              68,500      1,913,719
 Centex Corporation                        93,900      3,527,119
 Fluor Corporation                         15,400        623,700
 Foster Wheeler Corporation                 5,000         70,625
 Granite Construction, Inc.                52,650      1,543,303
 Martin Marietta Materials, Inc.          371,101     21,894,958
                                                  --------------
                                                      29,573,424
                                                  --------------
Heavy Machinery--2.2%
 *Ag-Chem Equipment Company, Inc.           9,700         97,000
 Applied Power, Inc. Class A              125,400      3,424,988
 *Astec Industries, Inc.                   46,200      1,882,650
 Baker Hughes, Inc.                        53,500      1,792,250
 *Cooper Cameron Corporation                6,400        237,200
 Donaldson Company, Inc.                   76,080      1,863,960
 Graco, Inc.                               36,700      1,078,063
 Idex Corporation                          36,100      1,186,788
 Kaydon Corporation                        95,479      3,210,481
 Manitowoc Company, Inc.                  165,750      6,899,344
 *Mohawk Industries, Inc.                 231,000      7,016,625
 Robbins & Myers, Inc.                     28,300        631,444
 Rockwell International Corporation        42,900      2,606,175
 Roper Industries, Inc.                    19,000        608,000
 *Specialty Equipment Companies, Inc.       2,200         64,763
 Stanley Works                            363,500     11,700,155
 United Technologies Corporation           65,000      4,659,688

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June 30, 1999 (Unaudited)

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
                                                                 Market
Vantagepoint Growth Fund                          Shares          Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------

 *Varco International, Inc.                      272,300 $    2,978,281
 Weatherford International, Inc.                 249,140      9,124,753
                                                         --------------
                                                             61,062,608
                                                         --------------
Home Construction, Furnishings & Appliances--1.4%
 *American Homestar Corporation                   39,800        273,625
 *American Standard Companies, Inc.              114,847      5,512,656
 Bassett Furniture Industries, Inc.               41,200        942,450
 Bush Industries, Inc. Class A                     7,800        129,675
 *CompX International, Inc.                       48,700        870,513
 *Furniture Brands International, Inc.           105,600      2,943,600
 *Gemstar International Group Ltd.                 8,400        548,100
 HON Industries, Inc.                             99,956      2,917,466
 Johnson Controls, Inc.                           77,700      5,385,581
 La-Z-Boy, Inc.                                   50,100      1,152,300
 Leggett & Platt, Inc.                           320,350      8,909,734
 Maytag Corporation                               34,900      2,432,094
 Miller Herman, Inc.                             220,065      4,621,365
 Pulte Corporation                                92,200      2,126,363
 Standard-Pacific Corporation                     29,700        384,244
 *Winsloew Furniture, Inc.                           600         20,175
                                                         --------------
                                                             39,169,941
                                                         --------------
Household Products--0.1%
 Fortune Brands, Inc.                             13,900        575,113
 Valspar Corporation                              38,400      1,459,200
                                                         --------------
                                                              2,034,313
                                                         --------------
Insurance--1.7%
 Allamerica Financial Corporation                 71,600      4,354,175
 Ambac Financial Group, Inc.                      39,200      2,239,300
 American Bankers Insurance Group, Inc.           34,500      1,878,094
 Brown & Brown, Inc.                              52,100      1,979,800
 Cigna Corporation                                72,400      6,443,600
 Hartford Financial Services Group                63,400      3,697,013
 HCC Insurance Holdings, Inc.                     66,400      1,506,450
 Marsh & McLennan Companies, Inc.                 45,700      3,450,350
 Nationwide Financial Services, Inc. Class A       9,100        411,775
 Protective Life Corporation                     100,900      3,329,700
 Reliastar Financial Corporation                  27,100      1,185,625
 *RSL Communications Ltd.                         34,300        662,419
 Travelers Property Casualty Corporation          58,300      2,280,988
 *Trigon Healthcare, Inc.                         81,800      2,975,475
 *UICI                                            20,400        563,550
 United Healthcare Corporation                    63,900      4,001,738
 *Wellpoint Health Networks                       93,200      7,910,350
                                                         --------------
                                                             48,870,402
                                                         --------------

------------------------------------------------------------------------
                                                                  Market
                                                   Shares          Value
------------------------------------------------------------------------

Lodging--0.2%
 *Choice Hotels International, Inc.                85,100 $    1,680,725
 *Mandalay Resort Group                            70,000      1,478,750
 *Prime Hospitality Corporation                    96,100      1,153,200
 Starwood Hotels & Resorts Worldwide, Inc.         17,100        522,619
                                                          --------------
                                                               4,835,294
                                                          --------------
Media--Broadcasting & Publishing--4.6%
 *Adelphia Communications Corporation Class A      10,900        693,513
 *Allegiance Telecom, Inc.                         52,600      2,886,425
 *AT&T Corporation--Liberty Media Group           279,664     10,277,651
 BHC Communications, Inc. Class A                  51,000      6,630,000
 *Cablevision Systems Corporation                 152,600     10,681,999
 *Capstar Broadcasting Corporation Class A         27,800        761,025
 *CBS Corporation                                  85,100      3,696,531
 *Chancellor Media Corporation Class A             20,300      1,119,038
 *Chris-Craft Industries, Inc.                     63,036      2,970,572
 Comcast Corporation                               95,200      3,659,250
 *Cox Communications, Inc. Class A                120,600      4,439,588
 EchoStar Communications Corporation Class A        7,500      1,150,781
 *Entercom Communications Corporation                 700         29,925
 Gannett Company, Inc.                             66,600      4,753,575
 *Grupo Televisa SA ADR (Mexico)                   24,700      1,106,869
 Harte-Hanks, Inc.                                 64,800      1,757,700
 Houghton Mifflin Company                          50,134      2,359,431
 *Infinity Broadasting Corporation                 33,800      1,005,550
 *Jones Intercable, Inc.                           20,300        994,700
 McGraw-Hill Companies, Inc.                       62,600      3,376,488
 Media General, Inc. Class A                       43,885      2,238,135
 Meredith Corporation                              89,000      3,081,625
 New York Times Company                           126,400      4,653,100
 Reader's Digest Association, Inc. Class A        312,900     12,437,774
 TCA Cable TV, Inc.                               215,727     11,972,848
 *TCI Music, Inc. Class A                          35,900      1,269,963
 *TV Guide, Inc.                                   57,700      2,113,263
 *Univision Communications, Inc.                  150,100      9,906,599
 *Viacom, Inc. Class B                            197,300      8,681,200
 Washington Post Company Class B                   16,473      8,858,356
                                                          --------------
                                                             129,563,474
                                                          --------------
Medical Supplies--2.7%
 Allergan, Inc.                                   101,700     11,288,699
 Bard C.R., Inc.                                  125,400      5,995,688
 Bausch & Lomb, Inc.                               45,600      3,488,400
 Beckman Coulter, Inc.                             46,792      2,275,261
 Biomet, Inc.                                      86,700      3,446,325
 *Boston Scientific Corporation                    99,300      4,362,994

June 30, 1999 (Unaudited)

-----------------------------------------------------------------------------
                                                                       Market
Vantagepoint Growth Fund                                Shares          Value
-----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------

 *Focal, Inc.                                          128,900 $      966,750
 *Genzyme Surgical Products                              7,626         33,602
 Guidant Corporation                                    10,400        534,950
 *Haemonetics Corporation                               75,500      1,514,719
 Honeywell, Inc.                                        44,800      5,191,200
 *KLA-Tencor Corporation                                 4,800        311,400
 *Mettler-Toledo International, Inc.                    80,700      2,002,369
 *Orthofix International N.V.                           13,500        200,813
 *Patterson Dental Company                             116,600      4,051,850
 *Steris Corporation                                   111,130      2,153,144
 Stryker Corporation                                   157,958      9,497,225
 *Sybron International Corporation                     209,108      5,763,539
 *Uniphase Corporation                                  38,000      6,308,000
 *Waters Corporation                                    78,000      4,143,750
 *Wesley Jessen VisionCare, Inc.                        35,900      1,146,556
                                                               --------------
                                                                   74,677,234
                                                               --------------
Metals & Mining--0.3%
 *Alliant Techsystems, Inc.                              7,100        614,150
 *Kinross Gold Corporation (Canada)                      5,300          8,923
 *Kinross Gold Corporation                             170,800        288,225
 *Meridan Gold, Inc. (Canada)                           81,600        377,400
 Nucor Corporation                                      49,200      2,333,925
 Oregon Steel Mills, Inc.                               32,500        432,656
 *Pan American Silver Corporation                      102,500        615,000
 Placer Dome, Inc. (Canada)                            159,680      1,886,220
 *Steel Dynamics, Inc.                                  44,900        694,549
 *Stillwater Mining Company (Great Britain)             17,250        562,781
 *Stillwater Mining Company                             22,050        720,759
                                                               --------------
                                                                    8,534,588
                                                               --------------
Oil & Gas--5.0%
 Atlantic Richfield Company                             39,700      3,317,431
 *Atwood Oceanics, Inc.                                210,100      6,565,625
 *Barrett Resources Corporation                         42,900      1,646,288
 *BJ Services Company                                   82,400      2,425,650
 Cabot Oil & Gas Corporation Class A                    50,900        948,013
 *Cal Dive International, Inc.                          55,700      1,664,038
 *Canadian Natural Resources Ltd. (Canada)              76,800      1,504,819
 *Chieftain International, Inc.                         35,400        619,500
 Coastal Corporation                                    26,900      1,076,000
 Coflexip SA ADR (France)                               65,000      2,827,500
 *Companie Generale de Geophysique SA ADR (France)      55,000        591,250
 Diamond Offshore Drilling, Inc.                        97,400      2,763,725
 Dynegy, Inc.                                            1,100         22,413
 Enron Corporation                                      12,600      1,030,050
 Enron Oil & Gas Company                                40,400        818,100
 Ensco International, Inc.                             377,300      7,522,419
 *Global Industries Ltd.                                90,100      1,154,406
 *Global Marine, Inc.                                1,728,700     26,686,805

-----------------------------------------------------------------------
                                                                 Market
                                                  Shares          Value
-----------------------------------------------------------------------

 *Hanover Compressor Company                      74,000 $    2,377,250
 Helmerich & Payne, Inc.                         163,500      3,893,344
 Kerr-McGee Corporation                           22,700      1,139,256
 KeySpan Corporation                             233,015      6,145,771
 *Magnum Hunter Resources, Inc.                  127,100        484,569
 *Marine Drilling Company, Inc.                  650,600      8,905,088
 *Nabors Industries, Inc.                        160,300      3,917,331
 *National-Oilwell, Inc.                          44,000        616,000
 *Newfield Exploration Company                    77,000      2,189,688
 *Noble Drilling Corporation                     269,400      5,303,813
 *Ocean Energy, Inc.                             103,586        997,015
 Oneok, Inc.                                      48,900      1,552,575
 Paramount Resources Ltd. (Canada)                40,500        554,121
 *Paramount Resources Ltd. (Canada)               57,500        809,997
 *Penn West Petroleum Ltd.                        19,200        350,258
 *Petroleum Geo-Services ADR (Norway)             44,600        663,425
 *Pride International, Inc.                       67,300        710,856
 *Prima Energy Corporation                         4,600        104,075
 *Rio Alto Exploration Ltd. (Canada)             143,300      2,163,959
 Royal Dutch Petroleum Company (Netherlands)      56,400      3,398,100
 *R&B Falcon Corporation                          65,570        614,719
 Santa Fe International Corporation              163,000      3,749,000
 *Santa Fe Snyder Corporation                    246,265      1,877,771
 Schlumberger Ltd.                               166,800     10,623,074
 *Smith International, Inc.                      288,100     12,514,343
 *Transmontaigne, Inc.                            47,900        601,744
 Union Pacific Resources Group, Inc.              52,500        856,406
 Wynn's International, Inc.                       51,200        944,000
                                                         --------------
                                                            141,241,580
                                                         --------------
Pharmaceuticals--4.3%
 Alpharma, Inc.                                    3,300        117,356
 *Amgen, Inc.                                     27,600      1,680,150
 Bergen Brunswig Corporation                     218,947      3,776,836
 *Biogen, Inc.                                   432,242     27,798,563
 Bristol-Myers Squibb Company                     54,400      3,831,800
 Cardinal Health, Inc.                            12,250        785,531
 *Centocor, Inc.                                 138,363      6,451,175
 *Chirex, Inc.                                    28,700        921,988
 *Chiron Corporation                             296,150      6,145,113
 *Forest Laboratories, Inc.                      134,846      6,236,628
 *Gilead Sciences, Inc.                           50,600      2,643,850
 *ICOS Corporation                                12,400        506,075
 *IDEC Pharmaceuticals Corporation                 7,600        585,675
 *Immnunex Corporation                           202,400     25,793,349
 *King Pharmaceuticals, Inc.                      21,800        564,075
 *MedImmune, Inc.                                179,100     12,134,024
 Mylan Labs, Inc.                                210,330      5,573,745
 Omnicare, Inc.                                  323,200      4,080,400
 Schering-Plough Corporation                      37,200      1,971,600
 *Sepracor, Inc.                                  63,199      5,134,919

June 30, 1999 (Unaudited)

--------------------------------------------------------------------------
                                                                    Market
Vantagepoint Growth Fund                             Shares          Value
--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------

 *Syncor International Corporation                   29,900 $    1,076,400
 Warner-Lambert Company                              51,600      3,579,750
                                                            --------------
                                                               121,389,002
                                                            --------------
Real Estate--1.1%
 Alexandria Real Estate Equities, Inc. REIT          22,600        706,250
 Apartment Investment & Management Company REIT
 Class A                                             72,990      3,120,323
 Avalonbay Communities, Inc. REIT                    19,200        710,400
 Banyan Strategic Realty Trust REIT                  23,600        138,650
 *Boardwalk Equities, Inc. (Canada)                  54,600        549,669
 *Catellus Development Corporation                  131,700      2,041,350
 CenterPoint Properties Corporation REIT             16,000        586,000
 Duke Realty Investments, Inc. REIT                 181,500      4,095,094
 Equity Residential Properties Trust REIT           125,600      5,659,850
 FelCor Lodging Trust, Inc. REIT                     29,400        610,050
 First Industrial Realty Trust, Inc. REIT            14,400        395,100
 Glenborough Realty Trust, Inc. REIT                 37,100        649,250
 Kimco Realty Corporation REIT                       25,100        982,038
 Lennar Corporation                                 183,400      4,401,600
 Liberty Property Trust REIT                        102,100      2,539,738
 Mack-Cali Realty Corporation REIT                   19,100        590,906
 Meristar Hospitality Corporation REIT               92,011      2,064,497
 Mid-Atlantic Realty Trust REIT                      23,900        265,888
 Public Storage, Inc. REIT                           58,700      1,643,600
 Weeks Corporation REIT                               4,400        134,200
                                                            --------------
                                                                31,884,453
                                                            --------------
Restaurants--1.1%
 *Brinker International, Inc.                        26,000        706,875
 CEC Entertainment, Inc.                             20,000        845,000
 CKE Restaurants, Inc.                               27,100        440,375
 Darden Restaurants, Inc.                           109,700      2,392,831
 *Outback Steakhouse, Inc.                          238,234      9,365,554
 *Papa John's International, Inc.                    49,200      2,198,625
 Ruby Tuesday, Inc.                                  78,800      1,497,200
 *Sizzler International, Inc.                       145,300        326,925
 *Sonic Corporation                                  42,050      1,371,881
 *Starbucks Corporation                             296,574     11,140,060
                                                            --------------
                                                                30,285,326
                                                            --------------
Retailers--5.1%
 *Ames Department Stores, Inc.                       51,300      2,340,563
 Apogee Enterprises, Inc.                            13,700        184,094
 *Barnes & Noble, Inc.                              111,896      3,063,153
 *Bed Bath & Beyond, Inc.                           395,030     15,208,654

------------------------------------------------------------------------
                                                                  Market
                                                   Shares          Value
------------------------------------------------------------------------

 *Best Buy Company, Inc.                          539,900 $   36,443,249
 *BJ's Wholesale Club, Inc.                        82,500      2,480,156
 Casey's General Store, Inc.                       43,100        646,500
 CCS Corporation                                   81,700      4,146,275
 Circuit City Stores                               43,500      4,045,500
 Claire's Stores, Inc.                             67,100      1,719,438
 *Copart, Inc.                                     42,800        909,500
 Dayton Hudson Corporation                         53,000      3,445,000
 *Department 56, Inc.                               3,700         99,438
 *Discount Auto Parts, Inc.                        34,800        839,550
 *Dollar Tree Stores, Inc.                        154,654      6,804,776
 *Drug Emporium, Inc.                             147,900      1,072,275
 Family Dollar Stores                             447,207     10,732,967
 Fred's, Inc.                                      58,400        912,500
 *Handleman Company                                78,300        924,919
 *Linens 'n Things, Inc.                           21,400        936,250
 *Michaels Stores, Inc.                            66,300      2,030,438
 *MSC Industrial Direct Company, Inc. Class A     317,600      3,255,400
 *Office Depot, Inc.                              444,800      9,813,399
 *Petco Animal Supplies, Inc.                         800         12,600
 *Petsmart, Inc.                                   86,900        890,725
 *Rawlings Sporting Goods Company                  34,500        340,688
 *Rex Stores Corporation                           19,400        578,363
 *Safeway, Inc.                                    87,800      4,346,100
 *ShopKo Stores, Inc.                              32,500      1,178,125
 *Sonic Automotive, Inc.                           66,200        910,250
 *Staples, Inc.                                    40,250      1,245,234
 Tandy Corporation                                 78,000      3,812,250
 TJX Companies, Inc.                              204,800      6,822,400
 *Venator Group, Inc.                             273,700      2,856,744
 Wal-Mart Stores, Inc.                            117,900      5,688,675
 *Williams-Sonoma, Inc.                            91,000      3,167,938
                                                          --------------
                                                             143,904,086
                                                          --------------
Telephone Systems--2.0%
 *Alcatel SA ADR (France)                          31,000        879,625
 Alltel Corporation                                53,000      3,789,500
 Ameritech Corporation                             53,400      3,924,900
 AT&T Corporation                                 256,696     14,326,872
 Centurytel, Inc.                                  63,300      2,516,175
 Cincinnati Bell, Inc.                            342,155      8,532,490
 *Copper Mountain Networks, Inc.                    3,900        301,275
 *Exodus Communications, Inc.                      13,100      1,571,181
 *FirstCom Corporation                              5,700         49,163
 Frontier Corporation                              16,800        991,200
 *GST Telecommunications, Inc.                     12,500        164,844
 GTE Corporation                                   66,700      5,052,525
 *Intermedia Communications, Inc.                  28,300        849,000
 *MCI Worldcom, Inc.                               68,500      5,895,281
 McLeodUSA, Inc. Class A                           13,500        742,500
 *Qwest Communications International, Inc.         29,300        968,731
 SBC Communications, Inc.                          60,200      3,491,600
 Vodafone AirTouch PLC (United Kingdom)             1,850        364,450
 *WinStar Communications, Inc.                     26,200      1,277,250
                                                          --------------
                                                              55,688,562
                                                          --------------

June 30, 1999 (Unaudited)

------------------------------------------------------------------------
                                                                  Market
Vantagepoint Growth Fund                           Shares          Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------

Textiles, Clothing & Fabrics--1.2%
 *Genesco, Inc.                                   115,400 $    1,680,513
 *Hartmarx Corporation                             93,500        391,531
 *Jones Apparel Group, Inc.                       198,838      6,822,629
 K-Swiss, Inc.                                     24,800      1,153,200
 *Maxwell Shoe Company, Inc. Class A               40,200        364,313
 Nike, Inc.                                        84,200      5,330,913
 OshKosh B' Gosh, Inc.                              3,900         82,388
 *Quiksilver, Inc.                                 56,550      1,473,834
 *Shaw Industries, Inc.                           387,593      6,395,285
 Tommy Hilfiger Corporation                        30,600      2,249,100
 *Unifi, Inc.                                      80,200      1,704,250
 West Point Stevens, Inc.                         217,533      6,485,203
                                                          --------------
                                                              34,133,159
                                                          --------------
Transportation--2.9%
 Airborne Freight Corporation                      79,237      2,193,874
 Alexander & Baldwin, Inc.                         39,400        876,650
 *American Freightways Corporation                  3,700         72,381
 Brunswick Corporation                              7,600        211,850
 C.H. Robinson Worldwide, Inc.                    241,700      8,882,475
 Dial Corporation                                 240,898      8,958,394
 Expeditors International of Washington, Inc.      39,400      1,073,650
 Florida East Coast Industries, Inc.               20,100        889,425
 *Forward Air Corporation                          16,200        455,625
 Galileo International, Inc.                       50,600      2,703,938
 *Hub Group, Inc. Class A                          40,400        906,475
 J.B. Hunt Transport Services, Inc.                42,900        697,125
 Kansas City Southern Industries, Inc.             13,500        861,469
 *Keystone Automotive Industries, Inc.             87,100      1,513,363
 *Landstar System, Inc.                            20,400        736,314
 *Mark VII, Inc.                                   46,600        774,725
 *M.S. Carriers, Inc.                              22,400        664,301
 Newport News Shipbuilding, Inc.                   57,198      1,687,341
 Sea Containers Ltd.                                7,500        251,719
 St. Joe Company                                  110,500      2,983,500
 Union Pacific Corporation                        559,000     32,596,687
 US Freightways Corporation                       251,600     11,652,224
 Werner Enterprises, Inc.                          43,700        906,775
                                                          --------------
                                                              82,550,280
                                                          --------------

----------------------------------------------------------------------------
                                                      Shares/         Market
                                                         Face          Value
----------------------------------------------------------------------------

Water Companies--0.1%
 American States Water Company                         33,200 $      942,050
 American Water Works Company                          47,600      1,463,700
 Philadelphia Suburban Corporation                     49,460      1,140,671
 United Water Resources, Inc.                          19,200        435,600
                                                              --------------
                                                                   3,982,021
                                                              --------------
TOTAL COMMON STOCKS
(Cost $2,318,034,378)                                          2,741,437,028
                                                              --------------
----------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
----------------------------------------------------------------------------
Electric Utilities
 Companhia Energetica de Minas Gerais SA (Brazil)
 (Cost $795,521)                                   33,120,000        692,208
                                                              --------------
----------------------------------------------------------------------------
CASH EQUIVALENTS--14.4%
----------------------------------------------------------------------------
Institutional Money Market Funds--3.2%
 ++Merrimac Cash Fund--Premium Class              $90,079,670     90,079,670
                                                              --------------
Bank Deposits/Offshore
Time Deposits--7.7%
 ++American Express Centurion Bank                 36,561,620     36,561,620
 ++Bank of Montreal                                37,118,380     37,118,380
 ++Bank of Montreal                                55,973,163     55,973,163
 ++BankBoston NA                                   16,810,934     16,810,934
 ++Harris Trust & Savings Bank                     15,435,963     15,435,963
 ++Royal Bank of Scotland PLC                      24,697,542     24,697,542
 ++Toronto Dominion                                30,871,927     30,871,927
                                                              --------------
                                                                 217,469,529
                                                              --------------
Floating Rate Instruments/
Master Notes--3.5%
 ++General America Life                            15,000,000     15,000,000
 ++Goldman Sachs                                   21,000,000     21,000,000
 ++John Hancock Mutual Life                        15,000,000     15,000,000
 ++Morgan Stanley Dean Witter & Co.                46,000,000     46,000,000
                                                              --------------
                                                                  97,000,000
                                                              --------------
TOTAL CASH EQUIVALENTS
(Cost $404,549,199)                                              404,549,199
                                                              --------------

June 30, 1999 (Unaudited)

-------------------------------------------------------------------------------
                                                        Shares/         Market
Vantagepoint Growth Fund                                   Face          Value
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.8%
-------------------------------------------------------------------------------

Repurchase Agreement dated 6/30/99 due 7/1/99,
with a maturity value of $78,906,909 and an
effective yield of 4.25% collateralized by Federal
Home Loan Mortgage Corp adjustable rate mortgages
with a rate of 7.26%, a maturity of 10/01/22 and a
market value of $4,601,037, a Federal Home Loan
Mortgage Floater with a rate of 6.20%, a maturity
of 03/15/24 with a market value of $8,504,836,
Small Business Association with rates from 5.50%
to 7.13% with maturities from 03/25/15 to 05/25/24
with market value of $14,024,548, Federal National
Mortgage Association adjustable rate mortgages
with rates of 5.30% to 7.07% with maturities from
03/25/22 to 02/01/27 with a market value of
$55,703,044                                         $78,897,595 $   78,897,595
                                                                --------------
TOTAL INVESTMENTS--114.7%
(Cost $2,802,276,693)                                            3,225,576,030
Other assets less liabilities--(14.7%)                            (414,390,296)
                                                                --------------
TOTAL NET ASSETS--100.0%                                        $2,811,185,734
                                                                ==============

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Notes to the Schedule of Investments:

 * Non-income producing security.
** The cost of investments for federal income tax purposes amounts to $2,802,276,693. Unrealized appreciation and depreciation, based on identified tax cost at June 30, 1999, are as follows:

   Unrealized appreciation      $  525,983,693
   Unrealized depreciation        (102,684,356)
                                --------------
   Net unrealized appreciation  $  423,299,337
                                ==============

++ Represents collateral received from securities lending transactions.

                See accompanying notes to financial statements.

Schedule of Investments

June 30, 1999 (Unaudited)

--------------------------------------------------------------
                                                        Market
Vantagepoint Growth and Income Fund        Shares        Value
--------------------------------------------------------------
COMMON STOCKS--96.2%
--------------------------------------------------------------

Advertising--0.8%
 Interpublic Group, Inc.                   14,000 $  1,212,750
 Young & Rubicam, Inc.                      6,000      272,625
                                                  ------------
                                                     1,485,375
                                                  ------------
Aerospace & Defense--1.2%
 Allied Signal, Inc.                        8,600      541,800
 Boeing Company                            24,800    1,095,850
 Textron, Inc.                              6,000      493,875
                                                  ------------
                                                     2,131,525
                                                  ------------
Airlines--0.4%
 *FDX Corporation                          12,000      651,000
                                                  ------------
Apparel Retailers--0.4%
 *Gap, Inc.                                13,200      664,950
                                                  ------------
Automotive--1.0%
 Delphi Automotive Systems Corporation     24,403      452,981
 Federal-Mogul Corporation                 25,000    1,300,000
                                                  ------------
                                                     1,752,981
                                                  ------------
Banking--7.8%
 Associates First Capital Corporation      13,184      584,216
 Bank of America Corporation               31,494    2,308,903
 Capital One Financial Corporation          8,100      451,069
 Citigroup, Inc.                           81,100    3,852,249
 Comerica, Inc.                             7,100      422,006
 Fifth Third Bancorp                       10,000      665,625
 First Security Corporation                 8,400      228,900
 Firstar Corporation                       39,740    1,112,720
 Household International, Inc.             15,500      734,313
 Northern Trust Corporation                 2,500      242,500
 SLM Holding Corporation                   22,400    1,026,200
 Washington Mutual, Inc.                   25,048      886,073
 Wells Fargo & Company                     33,600    1,436,400
 Zions Bancorporation                       1,200       76,200
                                                  ------------
                                                    14,027,374
                                                  ------------
Beverages, Food & Tobacco--2.1%
 Anheuser Busch Companies, Inc.             9,042      641,417
 Campbell Soup Company                      1,700       78,838
 Coca Cola Company                         12,000      750,000
 Kellogg Company                           38,500    1,270,500
 Nabisco Holdings Corporation Class A       7,500      324,375
 Pepsico, Inc.                              2,700      104,456
 Philip Morris Companies, Inc.             16,703      671,252
                                                  ------------
                                                     3,840,838
                                                  ------------
Building Materials--1.3%
 Home Depot, Inc.                          23,300    1,501,394
 Lowe's Companies, Inc.                    13,100      742,606
                                                  ------------
                                                     2,244,000
                                                  ------------

--------------------------------------------------------------------
                                                              Market
                                                 Shares        Value
--------------------------------------------------------------------

Chemicals--1.4%
 Clorox Company                                  12,200 $  1,303,113
 Du Pont (E.I.) de Nemours & Company              8,200      560,163
 Praxair, Inc.                                   14,500      709,594
                                                        ------------
                                                           2,572,870
                                                        ------------
Commercial Services--1.2%
 *Quintiles Transnational Corporation            29,000    1,218,000
 Service Corporation International               46,800      900,900
                                                        ------------
                                                           2,118,900
                                                        ------------
Communications--3.6%
 Lucent Technologies, Inc.                       42,600    2,872,837
 *Newbridge Networks Corporation (Canada)         7,000      201,250
 *Nokia Corporation ADR (Finland)                19,400    1,776,313
 *Qualcomm, Inc.                                  5,600      803,600
 *Tellabs, Inc.                                  12,400      837,775
                                                        ------------
                                                           6,491,775
                                                        ------------
Computer Software & Processing--4.9%
 *America Online, Inc.                            5,700      629,850
 Autodesk, Inc.                                  32,000      946,000
 *Cadence Design Systems, Inc.                   77,600      989,400
 *CMGI, Inc.                                      2,600      296,563
 *Microsoft Corporation                          39,900    3,598,480
 *Peoplesoft, Inc.                               44,800      772,800
 *Sun Microsystems, Inc.                         15,400    1,060,675
 *Unisys Corporation                             14,000      545,125
                                                        ------------
                                                           8,838,893
                                                        ------------
Computers & Information--6.0%
 *Apple Computer, Inc.                            8,400      389,025
 *Cisco Systems, Inc.                            24,900    1,606,050
 *Comverse Technology, Inc.                       5,800      437,900
 *EMC Corporation                                 9,300      511,500
 *Gateway, Inc.                                  14,000      826,000
 Hewlett-Packard Company                         19,300    1,939,649
 Intel Corporation                                8,000      476,000
 International Business Machines Corporation     25,700    3,321,724
 *Lexmark International Group, Inc.               3,800      251,038
 Pitney Bowes, Inc.                              12,200      783,850
 *Storage Technology Corporation                  9,700      220,675
                                                        ------------
                                                          10,763,411
                                                        ------------
Cosmetics & Personal Care--1.8%
 Colgate-Palmolive Company                       12,400    1,224,500
 Ecolab, Inc.                                    23,000    1,003,375
 Estee Lauder Companies Class A                  20,400    1,022,550
                                                        ------------
                                                           3,250,425
                                                        ------------
Diversified--4.7%
 *Berkshire Hathaway, Inc. Class A                  100      689,000
 *Berkshire Hathaway, Inc. Class B                   15       33,735
 General Electric Company                        27,900    3,152,699
 Tyco International Ltd.                         47,000    4,453,249
                                                        ------------
                                                           8,328,683
                                                        ------------

June 30, 1999 (Unaudited)

------------------------------------------------------------
                                                      Market
Vantagepoint Growth and Income Fund      Shares        Value
------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------

Electric Utilities--1.4%
 *AES Corporation                        23,000 $  1,336,875
 Cinergy Corporation                     15,000      480,000
 *Niagra Mohawk Holdings, Inc.           10,600      170,263
 *Northeast Utilities                    28,000      495,250
                                                ------------
                                                   2,482,388
                                                ------------
Electrical Equipment--0.5%
 Emerson Electric Company                15,000      943,125
                                                ------------
Electronics--3.3%
 *Maxim Integrated Products, Inc.        13,000      864,500
 Motorola, Inc.                          19,600    1,857,099
 *Solectron Corporation                  11,500      766,906
 Sony Corporation ADR (Japan)            11,700    1,291,388
 Texas Instruments, Inc.                  3,200      464,000
 Xerox Corporation                       10,000      590,625
                                                ------------
                                                   5,834,518
                                                ------------
Entertainment & Leisure--2.8%
 Carnival Corporation                    35,200    1,707,200
 Hasbro, Inc.                            25,050      699,834
 Time Warner, Inc.                       35,400    2,601,899
                                                ------------
                                                   5,008,933
                                                ------------
Financial Services--2.7%
 American Express Company                 9,700    1,262,213
 Charles Schwab & Company, Inc.           6,700      736,163
 Donaldson, Lufkin & Jenrette, Inc.       4,300      259,075
 Goldman Sachs Group, Inc.                4,400      317,900
 Indymac Mortgage Holdings               59,500      952,000
 Morgan Stanley
 Dean Witter & Company                    5,800      594,500
 Providian Financial Corporation          7,405      692,368
                                                ------------
                                                   4,814,219
                                                ------------
Forest Products & Paper--2.6%
 Bowater, Inc.                           22,000    1,039,500
 Fort James Corporation                  31,000    1,174,125
 Kimberly-Clark Corporation              23,600    1,345,200
 *Sealed Air Corporation                 17,300    1,122,338
                                                ------------
                                                   4,681,163
                                                ------------
Health Care Providers--0.2%
 *PacifiCare Health Systems, Inc.         6,200      446,013
                                                ------------
Heavy Machinery--3.9%
 *Applied Materials, Inc.                18,200    1,344,525
 Baker Hughes, Inc.                      34,700    1,162,450
 Dover Corporation                       27,700      969,500
 *Lam Research Corporation                7,000      326,813
 Stanley Works                            9,400      302,563
 United Technologies Corporation         34,000    2,437,374
 Weatherford International, Inc.         10,400      380,900
                                                ------------
                                                   6,924,125
                                                ------------
Household Products--0.8%
 Illinois Tool Works, Inc.               17,000    1,394,000
                                                ------------
Insurance--3.9%
 AFLAC Corporation                        8,100      387,788
 American General Corporation             7,100      535,163

---------------------------------------------------------------------
                                                               Market
                                                  Shares        Value
---------------------------------------------------------------------

 American International Group, Inc.               15,300 $  1,791,056
 Cincinnati Financial Corporation                 24,000      901,500
 *Lincoln National Corporation                    14,614      764,495
 The PMI Group, Inc.                              15,400      967,313
 United Healthcare Corporation                    11,000      688,875
 XL Captial Ltd. (Bermuda)                        16,000      904,000
                                                         ------------
                                                            6,940,190
                                                         ------------
Media--Broadcasting & Publishing--6.6%
 *Adelphia Communications Corporation Class A     12,500      795,313
 American Greetings Corporation                   26,700      804,338
 *AT&T Corporation--Liberty Media Group           81,800    3,006,149
 *Cablevision Systems Corporation                 14,300    1,001,000
 *Clear Channel Communications                     4,900      337,794
 Comcast Corporation                              11,700      449,719
 *Fox Entertainment Group, Inc.                   37,000      996,688
 *MediaOne Group, Inc.                            14,300    1,063,563
 New York Times Company                           20,500      754,656
 News Corporation Ltd. ADR (Australia)            15,000      529,688
 *Viacom, Inc. Class B                            44,800    1,971,199
                                                         ------------
                                                           11,710,107
                                                         ------------
Medical Supplies--3.6%
 Allergan, Inc.                                    2,700      299,700
 Bausch & Lomb, Inc.                               5,500      420,750
 Guidant Corporation                              25,400    1,306,513
 Honeywell, Inc.                                   3,400      393,975
 Johnson & Johnson                                10,600    1,038,800
 *KLA-Tencor Corporation                          12,000      778,500
 Medtronics, Inc.                                 13,000    1,012,375
 *PE Corporation--Celera Genomics Group            4,500       72,844
 PE Corporation--PE Biosystems Group               9,000    1,032,750
                                                         ------------
                                                            6,356,207
                                                         ------------
Metals & Mining--0.2%
 Hubbell, Inc. Class B                             7,500      340,313
                                                         ------------
Oil & Gas--5.2%
 Burlington Resources, Inc.                       19,500      843,375
 Chevron Corporation                               6,000      571,125
 Columbia Energy Group                             4,600      288,363
 Conoco, Inc.                                     12,500      348,438
 Enron Corporation                                13,700    1,119,975
 Exxon Corporation                                29,500    2,275,187
 KN Energy, Inc.                                  15,600      208,650
 Mobil Corporation                                 3,800      376,200
 Murphy Oil Corporation                            6,900      336,806
 Royal Dutch Petroleum Company (Netherlands)       7,719      465,070
 Schlumberger Ltd.                                 6,000      382,125
 Shell Transport & Trading Company PLC ADR
 (United Kingdom)                                 28,600    1,326,325
 Williams Companies, Inc.                         18,700      795,919
                                                         ------------
                                                            9,337,558
                                                         ------------

June 30, 1999 (Unaudited)

-------------------------------------------------------------------
                                                             Market
Vantagepoint Growth and Income Fund             Shares        Value
-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------

Pharmaceuticals--5.1%
 American Home Products Corporation             16,600 $    954,500
 *Amgen, Inc.                                    8,800      535,700
 AstraZeneca Group PLC ADR (United Kingdom)     29,248    1,146,156
 *Biogen, Inc.                                   9,400      604,538
 *Forest Laboratories, Inc.                     26,000    1,202,500
 *Immnunex Corporation                           1,100      140,181
 Pfizer, Inc.                                    5,500      603,625
 Pharmacia & Upjohn, Inc.                       16,300      926,044
 Schering-Plough Corporation                    33,700    1,786,100
 Warner-Lambert Company                         18,600    1,290,375
                                                       ------------
                                                          9,189,719
                                                       ------------
Retailers--6.1%
 *Amazon.com, Inc.                               2,900      362,863
 *AutoNation, Inc.                              35,000      623,438
 *Best Buy Company, Inc.                         8,500      573,750
 CCS Corporation                                24,700    1,262,788
 Circuit City Stores                             6,100      567,300
 *Costco Companies, Inc.                        16,800    1,345,050
 Dayton Hudson Corporation                       7,600      494,000
 *Safeway, Inc.                                 15,900      787,050
 Tandy Corporation                               6,000      293,250
 TJX Companies, Inc.                            30,100    1,002,706
 Walgreen Company                               32,900      966,438
 Wal-Mart Stores, Inc.                          54,300    2,619,974
                                                       ------------
                                                         10,898,607
                                                       ------------
Telephone Systems--7.7%
 Alltel Corporation                              5,500      393,250
 Ameritech Corporation                          10,400      764,400
 AT&T Corporation                               20,500    1,144,156
 BellSouth Corporation                          18,100      848,438
 *Loral Space & Communications                  42,400      763,200
 *MCI Worldcom, Inc.                            35,700    3,079,124
 SBC Communications, Inc.                       32,900    1,908,199
 Sprint Corporation (FON Group)                 52,900    2,793,780
 *Sprint Corporation (PCS Group)                 7,300      417,013
 Vodafone AirTouch PLC (United Kingdom)          8,000    1,576,000
                                                       ------------
                                                         13,687,560
                                                       ------------
Textiles, Clothing & Fabrics--0.8%
 *Jones Apparel Group, Inc.                     15,900      545,569
 Nike, Inc.                                      7,700      487,506
 VF Corporation                                 10,500      448,875
                                                       ------------
                                                          1,481,950
                                                       ------------
Transportation--0.2%
 Union Pacific Corporation                       6,700      390,694
                                                       ------------
TOTAL COMMON STOCKS
(Cost $138,594,157)                                     172,024,389
                                                       ------------

------------------------------------------------------------------------------
                                                         Shares/       Market
                                                            Face        Value
------------------------------------------------------------------------------

CASH EQUIVALENTS--7.3%
------------------------------------------------------------------------------
Institutional Money Market Funds--1.3%
 ++Merrimac Cash Fund--Premium Class                  $2,439,063 $  2,439,063
                                                                 ------------
Bank Deposits/Offshore
Time Deposits--4.3%
 ++American Express Centurion Bank                     1,099,573    1,099,573
 ++Royal Bank of Scotland PLC                            799,689      799,689
 ++Bank of Montreal                                    1,099,573    1,099,573
 ++Bank of Montreal                                    1,799,301    1,799,301
 ++Harris Trust & Savings Bank                           499,805      499,805
 ++Toronto Dominion                                      999,612      999,612
 ++BankBoston NA                                       1,362,408    1,362,408
                                                                 ------------
                                                                    7,659,961
                                                                 ------------
Floating Rate Instruments/
Master Notes--1.7%
 ++Morgan Stanley Dean Witter                          3,000,000    3,000,000
                                                                 ------------
TOTAL CASH EQUIVALENTS
(Cost $13,099,024)                                                 13,099,024
                                                                 ------------
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.9%
------------------------------------------------------------------------------
IBT Repurchase Agreement dated 6/30/99 due 7/1/99,
with a maturity value of $7,030,936 and an effective
yield of 4.25% collateralized by Federal National
Mortgage Association obligations with a rates
ranging from 6.38% to 6.50%, maturity dates ranging
from 03/01/2024 to 05/18/2028, and aggregate market
value of $531,707,272, Federal Home Loan Mortgage
Corporation obligation with a rate of 7.57%, a
maturity date of 10/01/2025 and a market value of
$381,773                                               7,030,106 $  7,030,106
                                                                 ------------
TOTAL INVESTMENTS--107.4%
(Cost $158,723,287)                                               192,153,519
Other assets less liabilities--(7.4%)                             (13,341,977)
                                                                 ------------
TOTAL NET ASSETS--100.0%                                         $178,811,542
                                                                 ============

Notes to the Schedule of Investments:

 * Non-income producing security.
** The cost of investments for federal income tax purposes is $158,723,287.
   Unrealized appreciation and depreciation, based on identified tax cost at June 30, 1999, are as follows:

   Unrealized appreciation      $ 35,024,590
   Unrealized depreciation        (1,594,358)
                                ------------
   Net unrealized appreciation  $ 33,430,232
                                ============

++ Represents collateral received from securities lending transactions.

                See accompanying notes to financial statements.

Schedule of Investments

June 30, 1999 (Unaudited)

-----------------------------------------------------------------
Vantagepoint Equity Income Fund               Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--97.8%
-----------------------------------------------------------------

Aerospace & Defense--0.1%
 Boeing Company                               11,000 $    486,063
 Lockheed Martin Corporation                   9,900      368,775
                                                     ------------
                                                          854,838
                                                     ------------
Automotive--1.1%
 Ford Motor Company                           47,881    2,702,284
 Genuine Parts Company                       103,552    3,624,320
                                                     ------------
                                                        6,326,604
                                                     ------------
Banking--11.6%
 Amsouth Bancorp                              38,670      896,661
 Bank of America Corporation                 112,757    8,266,497
 Bank One Corporation                        210,525   12,539,394
 Chase Manhattan Corporation                  18,005    1,559,683
 Fifth Third Bancorp                          34,353    2,286,622
 First Union Corporation                     184,304    8,662,287
 Fleet Financial Group, Inc.                  51,436    2,282,473
 JP Morgan & Company, Inc.                    22,817    3,205,789
 KeyCorp                                      50,669    1,627,742
 Mellon Bank Corporation                      54,656    1,988,112
 PNC Bank Corporation                         41,965    2,418,233
 Safeco Corporation                          171,878    7,584,116
 US Bancorp                                   42,922    1,459,348
 US Trust Corporation                         35,580    3,291,150
 Wachovia Corporation                         22,217    1,900,942
 Washington Federal, Inc.                    103,044    2,312,050
 Washington Mutual, Inc.                      61,397    2,171,919
 Wells Fargo & Company                        14,900      636,975
                                                     ------------
                                                       65,089,993
                                                     ------------
Beverages, Food & Tobacco--8.0%
 Anheuser Busch Companies, Inc.               39,758    2,820,333
 Bestfoods                                     9,500      470,250
 Campbell Soup Company                        26,712    1,238,769
 Conagra, Inc.                                10,900      290,213
 Gallaher Group PLC ADR (United Kingdom)     110,424    2,698,487
 General Mills, Inc.                          25,011    2,010,259
 Heinz HJ Company                            143,349    7,185,369
 Hershey Foods Corporation                    14,600      866,875
 Kellogg Company                              51,799    1,709,367
 Pepsico, Inc.                                26,400    1,021,350
 Philip Morris Companies, Inc.               305,406   12,273,503
 Quaker Oats Company                          26,395    1,751,968
 Ralston-Ralston Purina Group                 12,900      392,644
 Sara Lee Corporation                        270,550    6,138,103
 UST, Inc.                                   144,537    4,227,707
                                                     ------------
                                                       45,095,197
                                                     ------------
Building Materials--0.3%
 Universal Corporation                        64,007    1,820,199
                                                     ------------
Chemicals--5.2%
 Carlisle Corporation                        139,527    6,714,737
 Clorox Company                               13,248    1,415,052
 Dow Chemicals Company                        40,757    5,171,044
 Du Pont (E.I.) de Nemours & Company          41,446    2,831,280

------------------------------------------------------------------

                                               Shares        Value

------------------------------------------------------------------
 Engelhard Corporation                        297,262 $  6,725,553
 International Flavors & Fragrances            21,800      967,375
 RPM, Inc.                                    365,535    5,186,028
                                                      ------------
                                                        29,011,069
                                                      ------------
Commercial Services--1.2%
 Chemed Corporation                            29,711      987,891
 Dun & Bradstreet Corporation                  28,787    1,020,139
 Rollins, Inc.                                 15,000      239,063
 Servicemaster Company                        254,124    4,764,825
                                                      ------------
                                                         7,011,918
                                                      ------------
Computer Software & Processing--0.8%
 Automatic Data Processing, Inc.              105,272    4,631,968
                                                      ------------
Computers & Information--2.2%
 Hewlett-Packard Company                       37,780    3,796,890
 Minnesota Mining & Manufacturing Company      42,990    3,737,443
 Pitney Bowes, Inc.                            74,177    4,765,872
                                                      ------------
                                                        12,300,205
                                                      ------------
Cosmetics & Personal Care--1.2%
 Avon Products, Inc.                            9,537      529,304
 Colgate-Palmolive Company                     35,213    3,477,284
 Gillette Company                              21,200      869,200
 Procter & Gamble Company                      20,942    1,869,074
                                                      ------------
                                                         6,744,862
                                                      ------------
Diversified--1.3%
 General Electric Company                      52,954    5,983,802
 Newell Rubbermaid, Inc.                       16,200      753,300
 Teleflex, Inc.                                 8,600      373,563
                                                      ------------
                                                         7,110,665
                                                      ------------
Electric Utilities--5.6%
 Allegheny Energy, Inc.                        25,553      819,293
 Ameren Corporation                            29,580    1,135,133
 Carolina Power & Light Company                36,038    1,542,877
 Central & South West Corporation              35,682      834,067
 Consolidated Edison, Inc.                     19,917      901,244
 Constellation Energy Group                    31,619      936,713
 Dominion Resources, Inc.                      22,753      985,489
 Duke Energy Corporation                       88,684    4,822,193
 Edison International                          78,113    2,089,523
 FPL Group, Inc.                               19,040    1,040,060
 LG&E Energy Corporation                       45,850      962,850
 Northern States Power Company                123,080    2,976,998
 PacifiCorp                                    92,821    1,705,586
 Scana Corporation                             85,642    2,001,882
 Southern Company                              77,305    2,048,583
 Teco Energy, Inc.                            116,076    2,640,729
 Texas Utilities Company                       36,694    1,513,628
 Utilicorp United, Inc.                        86,794    2,110,179
 Wisconsin Energy Corporation                  28,344      710,372
                                                      ------------
                                                        31,777,399
                                                      ------------

June 30, 1999 (Unaudited)

---------------------------------------------------------------
Vantagepoint Equity Income Fund             Shares        Value

---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
Electrical Equipment--0.5%
 Emerson Electric Company                   29,590 $  1,860,471
 Thomas & Betts Corporation                 20,967      990,691
                                                   ------------
                                                      2,851,162
                                                   ------------
Entertainment & Leisure--0.8%
 Cedar Fair LP                             179,176    4,468,202
                                                   ------------
Financial Services--3.2%
 Alliance Capital Management LP             99,036    3,200,101
 Federal National Mortgage Association      61,806    4,225,985
 Merrill Lynch & Company, Inc.              16,000    1,279,000
 Pimco Advisors Holdings LP                163,003    4,849,339
 Worthington Industries, Inc.              261,345    4,295,858
                                                   ------------
                                                     17,850,283
                                                   ------------
Forest Products & Paper--2.3%
 International Paper Company                53,868    2,720,334
 Kimberly-Clark Corporation                128,359    7,316,463
 Potlatch Corporation                       16,532      726,375
 Weyerhauser Company                        28,646    1,969,413
                                                   ------------
                                                     12,732,585
                                                   ------------
Heavy Machinery--1.2%
 Baker Hughes, Inc.                         34,100    1,142,350
 Caterpillar, Inc.                          13,377      802,620
 Deere & Company                             8,568      339,507
 Pentair, Inc.                              98,900    4,524,675
                                                   ------------
                                                      6,809,152
                                                   ------------
Home Construction, Furnishings & Appliances--0.2%
 Whirlpool Corporation                      13,497      998,778
                                                   ------------
Household Products--0.2%
 Fortune Brands, Inc.                       27,065    1,119,814
                                                   ------------
Insurance--4.5%
 American General Corporation               90,783    6,842,769
 Chubb Corporation                          15,700    1,091,150
 Cincinnati Financial Corporation          110,838    4,163,352
 Jefferson Pilot Corporation                33,012    2,184,982
 Lincoln National Corporation*              52,286    2,735,211
 Marsh & McLennan Companies, Inc.           70,797    5,345,174
 Ohio Casualty Corporation                  40,806    1,474,117
 St. Paul Companies, Inc.                   40,965    1,303,199
                                                   ------------
                                                     25,139,954
                                                   ------------
Media--Broadcasting & Publishing--0.3%
 McGraw-Hill Companies, Inc.                26,862    1,448,869
                                                   ------------
Medical Supplies--1.2%
 Baxter International, Inc.                 25,143    1,524,294
 Honeywell, Inc.                             7,500      869,063
 Johnson & Johnson                          46,492    4,556,216
                                                   ------------
                                                      6,949,573
                                                   ------------

----------------------------------------------------------------------

                                                   Shares        Value

----------------------------------------------------------------------
Metals & Mining--1.4%
 Hubbell, Inc. Class B                             25,034 $  1,135,918
 Masco Corporation                                237,115    6,846,696
                                                          ------------
                                                             7,982,614
                                                          ------------
Oil & Gas--12.2%
 Atlantic Richfield Company                     08 62,266    5,203,103
 BP Amoco PLC ADR (United Kingdom)                 66,300    7,193,496
 Chevron Corporation                              112,966   10,752,950
 Consolidated Natural Gas Company                  39,718    2,412,869
 Exxon Corporation                                147,695   11,390,976
 Indiana Energy, Inc.                              59,605    1,270,332
 Mobil Corporation                                128,564   12,727,835
 National Fuel Gas Company                         39,248    1,903,528
 Nicor, Inc.                                       14,947      568,920
 Phillips Petroleum Company                        29,178    1,468,018
 Piedmont Natural Gas Company                      31,086      967,552
 Royal Dutch Petroleum Company (Netherlands)       69,781    4,204,305
 Schlumberger Ltd.                                 16,400    1,044,475
 Sempra Energy                                     19,581      443,020
 Texaco, Inc.                                      86,332    5,395,750
 Unocal Corporation                                 7,800      309,075
 USX Marathon Group                                44,141    1,437,341
                                                          ------------
                                                            68,693,545
                                                          ------------
Pharmaceuticals--9.8%
 Abbott Laboratories                              105,874    4,817,267
 American Home Products Corporation               128,747    7,402,953
 Bristol-Myers Squibb Company                     184,964   13,028,401
 Eli Lilly & Company                               56,746    4,064,432
 Glaxo Wellcome PLC ADR (United Kingdom)           91,854    5,201,233
 Merck & Company, Inc.                            126,434    9,356,115
 Omnicare, Inc.                                   118,000    1,489,750
 Pfizer, Inc.                                      27,169    2,981,798
 Pharmacia & Upjohn, Inc.                         118,486    6,731,486
                                                          ------------
                                                            55,073,435
                                                          ------------
Photographic Equipment & Supplies--0.3%
 Eastman Kodak Company                             26,741    1,811,703
                                                          ------------
Real Estate--3.1%
 Equity Residential Properties Trust REIT         110,920    4,998,333
 Federal Realty Investment Trust REIT             102,612    2,353,663
 Manufactured Home Communities, Inc. REIT         195,667    5,087,342
 United Dominion Realty Trust, Inc. REIT          197,247    2,317,652
 Washington Real Estate Investment Trust REIT     110,544    1,872,339
 Weingarten Realty Investors REIT                  26,241    1,095,562
                                                          ------------
                                                            17,724,891
                                                          ------------

June 30, 1999 (Unaudited)

-------------------------------------------------------------
                                         Shares/
Vantagepoint Equity Income Fund             Face        Value

-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
Retailers--2.9%
 Family Dollar Stores                    288,396 $  6,921,504
 J.C. Penney Company, Inc.                62,121    3,016,751
 May Department Stores Company            83,765    3,423,894
 Rite Aid Corporation                     20,600      507,275
 Sears Roebuck & Company                   3,500      155,969
 Wal-Mart Stores, Inc.                    47,042    2,269,777
                                                 ------------
                                                   16,295,170
                                                 ------------
Telephone Systems--14.4%
 Alltel Corporation                       84,700    6,056,050
 Ameritech Corporation                   205,370   15,094,694
 AT&T Corporation                        146,967    8,202,595
 Bell Atlantic Corporation               259,740   16,980,502
 BellSouth Corporation                    74,514    3,492,844
 GTE Corporation                         160,362   12,147,421
 SBC Communications, Inc.                180,799   10,486,341
 Telephone & Data Systems, Inc.           50,000    3,653,125
 US West, Inc.                            85,523    5,024,476
                                                 ------------
                                                   81,138,048
                                                 ------------
Transportation--0.7%
 CSX Corporation                          23,466    1,063,302
 Norfolk Southern Corporation             44,740    1,347,793
 Union Pacific Corporation                25,697    1,498,456
                                                 ------------
                                                    3,909,551
                                                 ------------
TOTAL COMMON STOCKS
(Cost $383,173,775)                               550,772,246
                                                 ------------
-------------------------------------------------------------
CASH EQUIVALENTS--6.2%
-------------------------------------------------------------
Institutional Money Market Funds--0.3%
 ++Merrimac Cash Fund--Premium Class $ 1,722,175    1,722,175
                                                 ------------
Bank Deposits/Offshore
Time Deposits--2.3%
 ++American Express Centurion Bank     1,843,658    1,843,658
 ++Bank of Montreal                      597,446      597,446
 ++Bank of Montreal                    3,031,631    3,031,631
 ++BankBoston NA                       1,505,799    1,505,799
 ++Harris Trust & Savings Bank         1,328,230    1,328,230
 ++Royal Bank of Scotland PLC          2,125,169    2,125,169
 ++Toronto Dominion                    2,656,462    2,656,462
                                                 ------------
                                                   13,088,395
                                                 ------------
Floating Rate Instruments/
Master Notes--3.6%
 ++John Hancock Mutual Life           20,000,000   20,000,000
                                                 ------------
TOTAL CASH EQUIVALENTS (Cost $34,810,570)          34,810,570
                                                 ------------

------------------------------------------------------------------------------
                                                         Shares/
                                                            Face        Value

------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.0%
------------------------------------------------------------------------------
IBT Repurchase Agreement dated 6/30/99 due 7/01/99,
with a maturity value of $11,398,024 and an
effective yield of 4.25% collateralized by Federal
National Mortgage Association adjustable rate
mortgage with a rate of 7.08%, a maturity date of
10/01/25 and a market value of $1,897,377, Federal
National Mortgage Association adjustable rate
mortgage with a rate of 6.68%, a maturity date of
7/01/25 and a market value of $2,193,114, Federal
National Mortgage Association Floating Rate Note
with a rate of 6.04%, a maturity date of 12/25/21
and a market value of $7,876,406                     $11,396,679 $ 11,396,679
                                                                 ------------
TOTAL INVESTMENTS--106.0%
(Cost $429,381,024)                                               596,979,495
Other assets less liabilities--(6.0%)                             (33,917,857)
                                                                 ------------
TOTAL NET ASSETS--100.0%                                         $563,061,638
                                                                 ============

Notes to the Schedule of Investments:

 * Non-income producing security.
** The aggregate identified cost for federal income tax purposes is $429,381,024. Unrealized appreciation and depreciation, based on identified tax cost at June 30, 1999, are as follows:

   Unrealized appreciation      $175,036,798
   Unrealized depreciation        (7,438,327)
                                ------------
   Net unrealized appreciation  $167,598,471
                                ============

++ Represents collateral received from securities lending transactions.

                See accompanying notes to financial statements.

Schedule of Investments

June 30, 1999 (Unaudited)

-----------------------------------------------------------------
Vantagepoint Asset Allocation Fund          Shares          Value

-----------------------------------------------------------------
COMMON STOCKS--49.8%
-----------------------------------------------------------------
Advertising--0.1%
 Interpublic Group, Inc.                     6,850 $      593,381
 Omnicom Group                               8,300        664,000
                                                   --------------
                                                        1,257,381
                                                   --------------
Aerospace & Defense--0.7%
 Allied Signal, Inc.                        27,200      1,713,600
 Boeing Company                             45,892      2,027,853
 General Dynamics Corporation                6,300        431,550
 Lockheed Martin Corporation                19,200        715,200
 Northrop Grumman Corporation                3,400        225,463
 Raytheon Company                           16,600      1,168,225
 Textron, Inc.                               7,800        642,038
 TRW, Inc.                                   5,800        318,275
                                                   --------------
                                                        7,242,204
                                                   --------------
Airlines--0.2%
 *AMR Corporation                            7,500        511,875
 Delta Air Lines, Inc.                       7,000        403,375
 *FDX Corporation                           14,640        794,220
 Southwest Airlines, Inc.                   16,450        512,006
 *U.S. Airways Group, Inc.                   4,200        182,963
                                                   --------------
                                                        2,404,439
                                                   --------------
Apparel Retailers--0.3%
 *Gap, Inc.                                 41,888      2,110,083
 *Kohls Corporation                          7,800        602,063
 Nordstrom, Inc.                             6,900        231,150
 The Limited, Inc.                          11,000        499,125
                                                   --------------
                                                        3,442,421
                                                   --------------
Automotive--0.7%
 Cooper Tire & Rubber Company                3,700         87,413
 Dana Corporation                            8,124        374,212
 Delphi Automotive Systems Corporation      26,635        494,412
 Ford Motor Company                         59,314      3,347,534
 General Motors Corporation                 32,100      2,118,600
 Genuine Parts Company                       8,725        305,375
 Goodyear Tire & Rubber Company              7,600        446,975
 ITT Industries, Inc.                        4,400        167,750
 *Navistar International Corporation         3,200        160,000
 PACCAR, Inc.                                3,810        203,359
 The Pep Boys                                2,800         60,550
                                                   --------------
                                                        7,766,180
                                                   --------------
Banking--4.6%
 Amsouth Bancorp                             8,700        201,731
 Associates First Capital Corporation       35,642      1,579,386
 Bank of America Corporation                84,816      6,218,072
 Bank of New York Company, Inc.             37,200      1,364,775
 Bank One Corporation                       57,569      3,428,954
 BankBoston Corporation                     14,500        741,313

---------------------------------------------------------------

                                          Shares          Value

---------------------------------------------------------------
 BB&T Corporation                         15,200 $      557,650
 Capital One Financial Corporation         9,600        534,600
 Chase Manhattan Corporation              41,480      3,593,205
 Citigroup, Inc.                         165,972      7,883,669
 Comerica, Inc.                            7,650        454,697
 Fifth Third Bancorp                      13,050        868,641
 First Union Corporation                  48,484      2,278,748
 Firstar Corporation                      33,700        943,600
 Fleet Financial Group, Inc.              27,752      1,231,495
 Golden West Financial Corporation         2,800        274,400
 Household International, Inc.            23,619      1,118,950
 Huntington Bancshares, Inc.              10,270        359,450
 JP Morgan & Company, Inc.                 8,600      1,208,300
 KeyCorp                                  22,200        713,175
 MBNA Corporation                         39,227      1,201,327
 Mellon Bank Corporation                  25,600        931,200
 Mercantile Bancorporation                 7,700        439,863
 National City Corporation                16,000      1,048,000
 Northern Trust Corporation                5,500        533,500
 PNC Bank Corporation                     14,700        847,088
 Regions Financial Corporation            10,800        415,125
 Safeco Corporation                        6,600        291,225
 SLM Holding Corporation                   8,100        371,081
 Southtrust Corporation                    8,000        307,000
 State Street Corporation                  7,900        674,463
 Summit Bancorp                            8,500        355,406
 Suntrust Banks, Inc.                     15,700      1,090,169
 Synovus Financial Corporation            13,000        258,375
 Union Planters Corporation                6,700        299,406
 US Bancorp                               35,624      1,211,216
 Wachovia Corporation                     10,000        855,625
 Washington Mutual, Inc.                  29,043      1,027,396
 Wells Fargo & Company                    80,460      3,439,665
                                                 --------------
                                                     51,151,941
                                                 --------------
Beverages, Food & Tobacco--2.6%
 Adolph Coors Company Class B              1,700         84,150
 Anheuser Busch
 Companies, Inc.                          23,500      1,667,031
 Archer-Daniels-Midland Company           28,991        447,549
 Bestfoods                                13,900        688,050
 Brown Forman Corporation                  3,400        221,638
 Campbell Soup Company                    21,700      1,006,338
 Coca Cola Company                       120,800      7,549,999
 Coca Cola Enterprises, Inc.              20,700        636,525
 Conagra, Inc.                            23,900        636,338
 General Mills, Inc.                       7,600        610,850
 Heinz HJ Company                         17,650        884,706
 Hershey Foods Corporation                 7,000        415,625
 Kellogg Company                          19,800        653,400
 Nabisco Group Holdings Corporation       15,900        311,044
 Pepsico, Inc.                            71,800      2,777,763
 Philip Morris Companies, Inc.           119,200      4,790,350
 Pioneer Hi Bred International, Inc.      11,700        455,569

June 30, 1999 (Unaudited)

---------------------------------------------------------------
Vantagepoint Asset Allocation Fund        Shares          Value

---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
 Quaker Oats Company                       6,700 $      444,713
 Ralston-Ralston Purina Group             16,000        487,000
 Sara Lee Corporation                     44,600      1,011,863
 Supervalu, Inc.                           5,800        148,988
 Sysco Corporation                        16,300        485,944
 Unilever NV (Netherlands)                28,034      1,955,372
 UST, Inc.                                 9,100        266,175
 Wm. Wrigley Jr. Company                   5,700        513,000
                                                 --------------
                                                     29,149,980
                                                 --------------
Building Materials--0.5%
 Home Depot, Inc.                         72,100      4,645,944
 Lowe's Companies, Inc.                   18,100      1,026,044
 Owens Corning                             2,600         89,375
                                                 --------------
                                                      5,761,363
                                                 --------------
Chemicals--1.0%
 Air Products & Chemicals, Inc.           11,200        450,800
 Avery-Dennison Corporation                5,700        344,138
 Clorox Company                            5,800        619,513
 Dow Chemicals Company                    10,829      1,373,929
 Du Pont (E.I.) de Nemours & Company      55,200      3,770,850
 Eastman Chemical Company                  3,875        200,531
 Engelhard Corporation                     6,037        136,587
 Goodrich BF Company                       3,600        153,000
 Great Lakes Chemical Corporation          2,800        128,975
 Hercules, Inc.                            4,900        192,631
 International Flavors & Fragrances        5,100        226,313
 Monsanto Company                         30,600      1,206,788
 Nalco Chemical Company                    3,200        166,000
 Occidental Petroleum Corporation         16,890        356,801
 Praxair, Inc.                             7,700        376,819
 Rohm & Haas Company                      10,376        444,861
 Tupperware Corporation                    2,800         71,400
 Union Carbide Corporation                 6,500        316,875
 *W.R. Grace & Company                     3,600         66,150
                                                 --------------
                                                     10,602,961
                                                 --------------
Commercial Services--0.5%
 Browning-Ferris Industries, Inc.          7,900        339,700
 *Cendant Corporation                     37,600        770,800
 Deluxe Corporation                        3,900        151,856
 Dun & Bradstreet Corporation              8,000        283,500
 EG&G, Inc.                                2,100         74,813
 Equifax, Inc.                             7,200        256,950
 Halliburton Company                      21,500        972,875
 H&R Block, Inc.                           4,800        240,000
 Paychex, Inc.                            12,000        382,500
 Ryder System, Inc.                        3,500         91,000
 R.R. Donnelley & Sons Company             6,500        240,906

-------------------------------------------------------------------

                                              Shares          Value

-------------------------------------------------------------------
 Service Corporation International            13,300 $      256,025
 Waste Management, Inc.                       29,227      1,570,951
                                                     --------------
                                                          5,631,876
                                                     --------------
Communications--1.4%
 *Andrew Corporation                           3,987         75,504
 *General Instrument Corporation               8,100        344,250
 Harris Corporation, Inc.                      3,800        148,913
 Lucent Technologies, Inc.                   148,519     10,015,749
 *Network Appliance, Inc.                        500         27,938
 *Nextel Communications, Inc. Class A         14,000        702,625
 Nortel Networks Corporation (Canada)         32,540      2,824,879
 Scientific Atlanta, Inc.                      3,600        129,600
 *Tellabs, Inc.                               19,000      1,283,688
                                                     --------------
                                                         15,553,146
                                                     --------------
Computer Software & Processing--3.9%
 Adobe Systems, Inc.                           3,100        254,685
 *America Online, Inc.                        53,200      5,878,599
 Autodesk, Inc.                                2,900         85,731
 Automatic Data Processing, Inc.              30,100      1,324,400
 *BMC Software, Inc.                          11,500        621,000
 *Ceridian Corporation                         7,000        228,813
 Computer Associates International, Inc.      26,325      1,447,875
 *Computer Sciences Corporation                7,700        532,744
 *Compuware Corporation                       18,000        572,625
 Electronic Data Systems Corporation          24,100      1,363,156
 First Data Corporation                       21,600      1,057,050
 IMS Health, Inc.                             15,600        487,500
 *Microsoft Corporation                      250,000     22,546,874
 *Novell, Inc.                                16,500        437,250
 *Oracle Corporation                          70,480      2,616,570
 *Parametric Technology Corporation           13,000        180,375
 *Peoplesoft, Inc.                            11,400        196,650
 Shared Medical Systems Corporation            1,300         84,825
 *Sun Microsystems, Inc.                      37,800      2,603,475
 *Unisys Corporation                          12,700        494,506
                                                     --------------
                                                         43,014,703
                                                     --------------
Computers & Information--4.5%
 *3 Com Corporation                           17,500        467,031
 *Apple Computer, Inc.                         6,600        305,663
 *Cabletron Systems, Inc.                      8,400        109,200
 *Cisco Systems, Inc.                        155,550     10,032,974
 Compaq Computer Corporation                  82,569      1,955,853
 *Data General Corporation                     2,400         34,950
 *Dell Computer Corporation                  124,600      4,610,200
 *EMC Corporation                             49,200      2,706,000
 *Gateway, Inc.                                7,700        454,300

June 30, 1999 (Unaudited)

-----------------------------------------------------------------------
Vantagepoint Asset Allocation Fund                Shares          Value

-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
 Hewlett-Packard Company                          49,800 $    5,004,900
 Intel Corporation                               163,400      9,722,299
 International Business Machines Corporation      88,900     11,490,324
 Minnesota Mining & Manufacturing Company         19,700      1,712,669
 Pitney Bowes, Inc.                               13,400        860,950
 *Seagate Technology, Inc.                        11,900        304,938
 *Silicon Graphics, Inc.                           9,100        149,013
                                                         --------------
                                                             49,921,264
                                                         --------------
Containers & Packaging--0.0%
 Ball Corporation                                  1,500         63,375
 Crown Cork & Seal Company, Inc.                   5,900        168,150
                                                         --------------
                                                                231,525
                                                         --------------
Cosmetics & Personal Care--1.0%
 Alberto Culver Company Class B                    2,700         71,888
 Avon Products, Inc.                              12,800        710,400
 Colgate-Palmolive Company                        14,400      1,422,000
 Ecolab, Inc.                                      6,300        274,838
 Gillette Company                                 54,300      2,226,300
 Procter & Gamble Company                         65,100      5,810,174
                                                         --------------
                                                             10,515,600
                                                         --------------
Diversified--2.2%
 Armstrong World Industries, Inc.                  1,900        109,844
 General Electric Company                        160,200     18,102,599
 Loews Corporation                                 5,600        443,100
 Nacco Industries, Inc. Class A                      400         29,400
 Newell Rubbermaid, Inc.                          13,660        635,190
 Seagram Company Ltd. (Canada)                    19,472        980,902
 Tyco International Ltd.                          40,026      3,792,464
                                                         --------------
                                                             24,093,499
                                                         --------------
Electric Utilities--1.0%
 *AES Corporation                                  8,800        511,500
 Ameren Corporation                                6,700        257,113
 American Electric Power, Inc.                     9,300        349,331
 Carolina Power & Light Company                    7,400        316,813
 Central & South West Corporation                 10,400        243,100
 Cinergy Corporation                               7,700        246,400
 CMS Energy Corporation                            5,700        238,688
 Consolidated Edison, Inc.                        11,400        515,850
 Constellation Energy Group                        7,300        216,263
 Dominion Resources, Inc.                          9,550        413,634
 DTE Energy Company                                7,100        284,000
 Duke Energy Corporation                          17,712        963,090
 Edison International                             17,200        460,100
 Entergy Corporation                              12,000        375,000
 Firstenergy Corporation                          11,600        359,600
 Florida Progress Corporation                      2,500        103,281
 FPL Group, Inc.                                   8,800        480,700

------------------------------------------------------------------

                                             Shares          Value

------------------------------------------------------------------
 GPU, Inc.                                    6,200 $      261,563
 New Century Energies, Inc.                   5,500        213,469
 *Niagra Mohawk Holdings, Inc.                9,100        146,169
 Northern States Power Company                7,400        178,988
 PacifiCorp                                  14,500        266,438
 Peco Energy Company                         10,900        456,438
 PG&E Corporation                            18,700        607,750
 PP&L Resources, Inc.                         7,400        227,550
 Public Service Enterprise Group, Inc.       10,900        445,538
 Reliant Energy, Inc.                        13,926        384,706
 Southern Company                            34,100        903,650
 Texas Utilities Company                     13,767        567,889
 Unicom Corporation                          10,600        408,763
                                                    --------------
                                                        11,403,374
                                                    --------------
Electrical Equipment--0.2%
 Emerson Electric Company                    21,500      1,351,813
 National Service Industries, Inc.            2,000         72,000
 Raychem Corporation                          3,700        136,900
 Thomas & Betts Corporation                   2,700        127,575
                                                    --------------
                                                         1,688,288
                                                    --------------
Electronics--0.9%
 *Advanced Micro Devices, Inc.                7,000        126,438
 *LSI Logic Corporation                       6,900        318,263
 *Micron Technology, Inc.                    12,100        487,781
 Motorola, Inc.                              29,400      2,785,650
 *National Semiconductor Corporation          8,100        205,031
 *Solectron Corporation                      12,300        820,256
 Texas Instruments, Inc.                     19,100      2,769,500
 Xerox Corporation                           32,100      1,895,906
                                                    --------------
                                                         9,408,825
                                                    --------------
Entertainment & Leisure--0.9%
 Carnival Corporation                        30,000      1,455,000
 *Harrah's Entertainment, Inc.                6,150        135,300
 Hasbro, Inc.                                 9,575        267,502
 *Kingworld Productions, Inc.                 3,500        121,844
 Mattel, Inc.                                20,378        538,743
 Time Warner, Inc.                           58,440      4,295,340
 Walt Disney Company                        100,600      3,099,738
                                                    --------------
                                                         9,913,467
                                                    --------------
Financial Services--1.6%
 American Express Company                    22,200      2,888,775
 Bear Stearns & Company, Inc.                 5,460        255,255
 Charles Schwab & Company, Inc.              19,674      2,161,681
 Countrywide Credit
 Industries, Inc.                             5,500        235,125
 Federal Home Loan Mortgage Corporation      33,300      1,931,400
 Federal National Mortgage Association       50,800      3,473,450
 Franklin Resources, Inc.                    12,300        499,688
 Lehman Brothers, Inc.                        5,500        342,375
 Merrill Lynch & Company, Inc.               17,400      1,390,913

June 30, 1999 (Unaudited)

----------------------------------------------------------------
Vantagepoint Asset Allocation Fund         Shares          Value

----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------
 Morgan Stanley
 Dean Witter & Company                     28,315 $    2,902,288
 Paine Webber Group, Inc.                   7,000        327,250
 Providian Financial Corporation            7,000        654,500
 Republic New York Corporation              5,200        354,575
 Worthington Industries, Inc.               4,475         73,558
                                                  --------------
                                                      17,490,833
                                                  --------------
Food Retailers--0.2%
 Albertson's, Inc.                         20,442      1,054,041
 Great Atlantic & Pacific Tea Company       1,800         60,863
 *Kroger Company                           40,200      1,123,088
 Winn Dixie, Inc.                           7,200        265,950
                                                  --------------
                                                       2,503,942
                                                  --------------
Forest Products & Paper--0.5%
 Bemis Company                              2,500         99,375
 Boise Cascade Corporation                  2,700        116,100
 Champion International Corporation         4,600        220,225
 Fort James Corporation                    10,700        405,263
 Georgia-Pacific Group                      8,800        416,900
 Ikon Office Solutions, Inc.                7,200        108,000
 International Paper Company               20,049      1,012,475
 Kimberly-Clark Corporation                26,620      1,517,340
 Louisiana Pacific Corporation              5,300        125,875
 Mead Corporation                           4,900        204,575
 Potlatch Corporation                       1,400         61,513
 *Sealed Air Corporation                    4,065        263,717
 Temple Inland, Inc.                        2,800        191,100
 Tenneco, Inc.                              8,300        198,163
 Westvaco Corporation                       4,900        142,100
 Weyerhauser Company                        9,800        673,750
 Willamette Industries, Inc.                5,400        248,738
                                                  --------------
                                                       6,005,209
                                                  --------------
Health Care Providers--0.1%
 Columbia/HCA Healthcare Corporation       27,777        633,663
 *HCR Manor Care, Inc.                      5,400        130,613
 *Healthsouth Corporation                  20,700        309,206
 *Tenet Healthcare Corporation             15,100        280,294
                                                  --------------
                                                       1,353,776
                                                  --------------
Heavy Construction--0.0%
 Centex Corporation                         2,900        108,931
 Fluor Corporation                          3,700        149,850
 Foster Wheeler Corporation                 1,900         26,838
 McDermott International, Inc.              2,800         79,100
                                                  --------------
                                                         364,719
                                                  --------------
Heavy Machinery--0.8%
 *Applied Materials, Inc.                  18,000      1,329,750
 Baker Hughes, Inc.                        15,980        535,330
 Black & Decker Corporation                 4,300        271,438
 Briggs & Stratton Corporation              1,200         69,300
 Case Corporation                           3,600        173,250

--------------------------------------------------------------

                                         Shares          Value

--------------------------------------------------------------
 Caterpillar, Inc.                       17,600 $    1,056,000
 Cummins Engine Company, Inc.             2,000        114,250
 Deere & Company                         11,600        459,650
 Dover Corporation                       10,900        381,500
 Eaton Corporation                        3,500        322,000
 Grainger WW, Inc.                        4,600        247,538
 Ingersoll Rand Company                   8,150        526,694
 Milacron, Inc.                           1,800         33,300
 Pall Corporation                         6,066        134,589
 Parker-Hannifin Corporation              5,225        239,044
 Rockwell International Corporation       9,200        558,900
 Stanley Works                            4,300        138,406
 Timken Company                           3,000         58,500
 United Technologies Corporation         22,200      1,591,463
                                                --------------
                                                     8,240,902
                                                --------------
Home Construction, Furnishings & Appliances--
0.1%
 Johnson Controls, Inc.                   4,200        291,113
 Kaufman and Broad Home Corporation       2,300         57,213
 Maytag Corporation                       4,500        313,594
 Pulte Corporation                        2,100         48,431
 Whirlpool Corporation                    3,800        281,200
                                                --------------
                                                       991,551
                                                --------------
Household Products--0.3%
 Corning, Inc.                           11,300        792,413
 Fortune Brands, Inc.                     8,300        343,413
 Illinois Tool Works, Inc.               12,300      1,008,600
 Jostens, Inc.                            1,700         35,806
 *Owens-Illinois, Inc.                    7,600        248,425
 PPG Industries, Inc.                     8,524        503,449
 Snap-On, Inc.                            2,850        103,134
                                                --------------
                                                     3,035,240
                                                --------------
Insurance--1.8%
 Aetna, Inc.                              7,037        629,372
 AFLAC Corporation                       13,000        622,375
 Allstate Corporation                    40,138      1,439,951
 American General Corporation            12,424        936,459
 American International
 Group, Inc.                             60,112      7,036,860
 Aon Corporation                         12,525        516,656
 Chubb Corporation                        7,960        553,220
 Cigna Corporation                       10,200        907,800
 Cincinnati Financial Corporation         8,100        304,256
 Conseco, Inc.                           15,606        475,008
 Hartford Financial Services Group       11,400        664,763
 *Humana, Inc.                            8,100        104,794
 Jefferson Pilot Corporation              5,225        345,830
 *Lincoln National Corporation           10,000        523,125
 Marsh & McLennan Companies, Inc.        12,700        958,850
 MBIA, Inc.                               4,900        317,275
 MGIC Investment Corporation              5,300        257,713
 Progressive Corporation                  3,600        522,000

June 30, 1999 (Unaudited)

---------------------------------------------------------------
Vantagepoint Asset Allocation Fund        Shares          Value

---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
 Provident Companies, Inc.                 6,600 $      264,000
 St. Paul Companies, Inc.                 11,504        365,971
 Torchmark Corporation                     6,800        232,050
 Transamerica Corporation                  6,200        465,000
 United Healthcare Corporation             9,100        569,888
 Unum Corporation                          6,700        366,825
 *Wellpoint Health Networks                3,300        280,088
                                                 --------------
                                                     19,660,129
                                                 --------------
Lodging--0.1%
 Hilton Hotels Corporation                12,700        180,181
 Marriott International Class A           11,800        441,025
 *Mirage Resorts, Inc.                     8,800        147,400
                                                 --------------
                                                        768,606
                                                 --------------
Media--Broadcasting & Publishing--1.0%
 American Greetings Corporation            3,400        102,425
 *CBS Corporation                         34,500      1,498,594
 *Clear Channel Communications            15,800      1,089,213
 Comcast Corporation                      36,300      1,395,281
 Dow Jones & Company, Inc.                 4,500        238,781
 Gannett Company, Inc.                    13,800        984,975
 Knight Ridder, Inc.                       3,800        208,763
 McGraw-Hill Companies, Inc.               9,600        517,800
 *MediaOne Group, Inc.                    29,800      2,216,375
 Meredith Corporation                      2,500         86,563
 New York Times Company                    8,900        327,631
 Times Mirror Company Class A              3,500        207,375
 Tribune Company                           5,900        514,038
 *Viacom, Inc. Class B                    34,046      1,498,024
                                                 --------------
                                                     10,885,838
                                                 --------------
Medical Supplies--1.3%
 Allergan, Inc.                            3,300        366,300
 *Alza Corporation                         4,800        244,200
 Bard C.R., Inc.                           2,600        124,313
 Bausch & Lomb, Inc.                       2,806        214,659
 Baxter International, Inc.               14,100        854,813
 Becton Dickinson & Company               12,100        363,000
 Biomet, Inc.                              5,500        218,625
 *Boston Scientific Corporation           19,200        843,600
 Guidant Corporation                      14,700        756,131
 Honeywell, Inc.                           6,200        718,425
 Johnson & Johnson                        65,900      6,458,199
 *KLA-Tencor Corporation                   4,300        278,963
 Mallinckrodt, Inc.                        3,400        123,675
 Medtronics, Inc.                         28,700      2,235,013
 PE Corporation--PE Biosystems Group       2,500        286,875
 *St. Jude Medical, Inc.                   4,050        144,281
 Tektronix, Inc.                           2,250         67,922
 *Thermo Electron Corporation              7,700        154,481
                                                 --------------
                                                     14,453,475
                                                 --------------
Metals & Mining--0.4%
 Alcan Aluminum Ltd. (Canada)             11,100        354,506
 Alcoa, Inc.                              17,900      1,107,563
 Allegheny Teledyne, Inc.                  9,567        216,453
 Asarco, Inc.                              1,900         35,744

-----------------------------------------------------------------------

                                                  Shares          Value

-----------------------------------------------------------------------
 Barrick Gold Corporation (Canada)                18,200 $      352,625
 Battle Mountain Gold Company                     11,200         27,300
 *Bethlehem Steel Corporation                      6,300         48,431
 Cooper Industries, Inc.                           4,600        239,200
 Crane Company                                     3,325        104,530
 Cyprus Amax Minerals Company                      4,400         66,825
 Danaher Corporation                               6,600        383,625
 Freeport-McMoRan Copper & Gold, Inc.              8,100        145,294
 Homestake Mining Company                         11,700         95,794
 Inco Ltd. (Canada)                                8,100        145,800
 Masco Corporation                                16,600        479,325
 Newmont Mining Corporation                        8,168        162,339
 Nucor Corporation                                 4,200        199,238
 Phelps Dodge Corporation                          2,800        173,425
 Placer Dome, Inc. (Canada)                       12,200        144,113
 Reynolds Metals Company                           3,100        182,900
 USX US Steel Group, Inc.                          4,320        116,640
                                                         --------------
                                                              4,781,670
                                                         --------------
Oil & Gas--3.1%
 Amerada Hess Corporation                          4,400        261,800
 Anadarko Petroleum Corporation                    5,800        213,513
 Apache Corporation                                4,700        183,300
 Ashland, Inc.                                     3,600        144,450
 Atlantic Richfield Company                       16,000      1,337,000
 Burlington Resources, Inc.                        8,602        372,037
 Chevron Corporation                              32,000      3,046,000
 Coastal Corporation                              10,400        416,000
 Columbia Energy Group                             4,000        250,750
 Consolidated Natural Gas Company                  4,600        279,450
 Eastern Enterprises                               1,100         43,725
 Enron Corporation                                17,200      1,406,100
 Exxon Corporation                               119,100      9,185,587
 Helmerich & Payne, Inc.                           2,400         57,150
 Kerr-McGee Corporation                            4,171        209,332
 Mobil Corporation                                38,200      3,781,800
 Nicor, Inc.                                       2,300         87,544
 Oneok, Inc.                                       1,500         47,625
 Peoples Energy Corporation                        1,700         64,069
 Phillips Petroleum Company                       12,400        623,875
 *Rowan Companies, Inc.                            4,100         75,594
 Royal Dutch Petroleum Company (Netherlands)     105,000      6,326,249
 Schlumberger Ltd.                                26,700      1,700,456
 Sempra Energy                                    11,669        264,011
 Sonat, Inc.                                       5,300        175,563
 Sunoco, Inc.                                      4,500        135,844
 Texaco, Inc.                                     26,100      1,631,250
 Union Pacific Resources Group, Inc.              12,203        199,061
 Unocal Corporation                               11,810        467,971
 USX Marathon Group                               15,000        488,438
 Williams Companies, Inc.                         20,900        889,556
                                                         --------------
                                                             34,365,100
                                                         --------------

June 30, 1999 (Unaudited)

--------------------------------------------------------------
Vantagepoint Asset Allocation Fund       Shares          Value

--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------
Pharmaceuticals--4.0%
 Abbott Laboratories                     74,300 $    3,380,650
 American Home Products Corporation      64,600      3,714,500
 *Amgen, Inc.                            25,000      1,521,875
 Bristol-Myers Squibb Company            97,400      6,860,612
 Cardinal Health, Inc.                   13,400        859,275
 Eli Lilly & Company                     53,900      3,860,588
 McKesson HBOC, Inc.                     13,589        436,547
 Merck & Company, Inc.                  115,600      8,554,399
 Millipore Corporation                    2,100         85,181
 Pfizer, Inc.                            63,500      6,969,124
 Pharmacia & Upjohn, Inc.                24,810      1,409,518
 Schering-Plough Corporation             71,900      3,810,700
 Sigma Aldrich Corporation                4,900        168,744
 Warner-Lambert Company                  40,300      2,795,813
 *Watson Pharmaceutical, Inc.             4,600        161,288
                                                --------------
                                                    44,588,814
                                                --------------
Photographic Equipment & Supplies--0.1%
 Eastman Kodak Company                   15,900      1,077,225
 Polaroid Corporation                     2,100         58,013
                                                --------------
                                                     1,135,238
                                                --------------
Restaurants--0.3%
 Darden Restaurants, Inc.                 7,100        154,869
 McDonald's Corporation                  66,200      2,734,888
 *Tricon Global Restaurants, Inc.         7,550        408,644
 Wendy's International, Inc.              6,000        169,875
                                                --------------
                                                     3,468,276
                                                --------------
Retailers--2.1%
 *Autozone, Inc.                          7,300        219,913
 CCS Corporation                         19,100        976,488
 Circuit City Stores                      5,000        465,000
 *Consolidated Stores Corporation         5,300        143,100
 *Costco Companies, Inc.                 10,738        859,711
 Dayton Hudson Corporation               21,600      1,404,000
 Dillards, Inc. Class A                   5,200        182,650
 Dollar General                          10,812        313,548
 *Federated Department Stores            10,200        539,963
 Harcourt General, Inc.                   3,402        175,416
 J.C. Penney Company, Inc.               12,900        626,456
 *K Mart Corporation                     24,100        396,144
 Longs Drugstores Corporation             1,900         65,669
 May Department Stores Company           17,100        698,963
 *Office Depot, Inc.                     11,000        242,688
 Rite Aid Corporation                    12,600        310,275
 *Safeway, Inc.                          23,800      1,178,100
 Sears Roebuck & Company                 18,700        833,319
 Sherwin Williams Company                 8,400        233,100
 *Staples, Inc.                          22,500        696,094
 Tandy Corporation                        9,800        478,975
 TJX Companies, Inc.                     15,800        526,338
 *Toys "R" Us, Inc.                      12,200        252,388

-------------------------------------------------------------------------
                                                   Shares/
                                                      Face          Value

-------------------------------------------------------------------------
 Walgreen Company                                   48,800 $    1,433,500
 Wal-Mart Stores, Inc.                             217,400     10,489,549
                                                           --------------
                                                               23,741,347
                                                           --------------
Telephone Systems--4.4%
 Alltel Corporation                                 13,500        965,250
 Ameritech Corporation                              53,900      3,961,650
 AT&T Corporation                                  155,853      8,698,545
 Bell Atlantic Corporation                          75,964      4,966,147
 BellSouth Corporation                              94,000      4,406,250
 Centurytel, Inc.                                    6,700        266,325
 Frontier Corporation                                8,400        495,600
 GTE Corporation                                    47,362      3,587,672
 *MCI Worldcom, Inc.                                91,131      7,860,048
 SBC Communications, Inc.                           95,720      5,551,760
 Sprint Corporation (FON Group)                     43,800      2,313,188
 *Sprint Corporation (PCS Group)                    21,500      1,228,188
 US West, Inc.                                      24,615      1,446,131
 Vodafone AirTouch PLC (United Kingdom)             14,000      2,758,000
                                                           --------------
                                                               48,504,754
                                                           --------------
Textiles, Clothing & Fabrics--0.1%
 *Fruit of the Loom, Inc.                            3,500         34,125
 Liz Claiborne, Inc.                                 3,100        113,150
 Nike, Inc.                                         13,900        880,044
 *Reebok International Ltd.                          2,700         50,288
 Russell Corporation                                 1,700         33,150
 Springs Industries, Inc.                              800         34,900
 VF Corporation                                      5,800        247,950
                                                           --------------
                                                                1,393,607
                                                           --------------
Transportation--0.3%
 Brunswick Corporation                               4,500        125,438
 Burlington Northern Santa Fe                       22,956        711,636
 CSX Corporation                                    10,600        480,313
 Fleetwood Enterprises, Inc.                         1,700         44,944
 *FMC Corporation                                    1,700        116,131
 Kansas City Southern Industries, Inc.               5,400        344,588
 Laidlaw, Inc. Class B (Canada)                     16,100        118,738
 Norfolk Southern Corporation                       18,500        557,313
 Union Pacific Corporation                          12,100        705,581
                                                           --------------
                                                                3,204,682
                                                           --------------
TOTAL COMMON STOCKS
(Cost $275,617,057)                                           551,092,145
                                                           --------------
-------------------------------------------------------------------------
CORPORATE OBLIGATIONS--4.1%
-------------------------------------------------------------------------
Automotive--0.9%
 Ford Motor Credit Company, 6.375%, 09/15/1999 $10,000,000     10,011,899
                                                           --------------
Banking--0.7%
 Countrywide Home Loans, Inc.,
 5.145%, 01/13/2000                              8,000,000      8,003,199
                                                           --------------

June 30, 1999 (Unaudited)

-----------------------------------------------------------------------------
                                                       Shares/
Vantagepoint Asset Allocation Fund                        Face          Value

-----------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
-----------------------------------------------------------------------------
Financial Services--0.9%
 Salomon Smith Barney Holdings, Inc.,
 6.250%, 10/01/1999                                $10,000,000 $   10,009,289
                                                               --------------
Heavy Machinery--1.6%
 Caterpillar Financial Services Corporation,
 5.800%, 03/15/2000                                 10,000,000      9,986,819
 Walt Disney Company, 5.600%, 01/13/2000             7,500,000      7,493,257
                                                               --------------
                                                                   17,480,076
                                                               --------------
TOTAL CORPORATE OBLIGATIONS
(Cost $45,536,698)                                                 45,504,463
                                                               --------------
-----------------------------------------------------------------------------
COMMERCIAL PAPER--13.9%
-----------------------------------------------------------------------------
Automotive--1.4%
 Toyota Motor Credit Company, 4.770%, 07/02/1999    16,000,000     15,923,679
                                                               --------------
Banking--3.3%
 Deutsche Bank AG, 4.800%, 07/13/1999               17,000,000     16,793,732
 Toronto-Dominion Bank, 4.770%, 07/22/1999          20,000,000     19,758,849
                                                               --------------
                                                                   36,552,581
                                                               --------------
Beverages, Food & Tobacco--1.8%
 Coca Cola Bottling Company, 4.760%, 08/03/1999     20,000,000     19,759,355
                                                               --------------
Cosmetics & Personal Care--1.6%
 Procter & Gamble Company, 4.760%, 07/15/1999       18,000,000     17,847,679
                                                               --------------
Electronics--1.5%
 Xerox Commercial Paper, 5.180%, 07/02/1999         16,000,000     15,990,790
                                                               --------------
Financial Services--2.8%
 American Express, 5.090%, 07/12/1999               17,000,000     16,999,999
 Merrill Lynch & Company, Inc., 4.780%, 07/07/1999  14,000,000     13,847,570
                                                               --------------
                                                                   30,847,569
                                                               --------------
Oil & Gas--1.5%
 Shell Oil Corporation, 5.020%, 07/02/1999          17,000,000     16,997,628
                                                               --------------
TOTAL COMMERCIAL PAPER
(Cost $153,919,281)                                               153,919,281
                                                               --------------
-----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--12.7%
-----------------------------------------------------------------------------
U.S. Government Agencies--Mortgage Backed
 Federal Home Loan Bank, 4.690%, 10/08/1999         25,000,000     24,417,006
 Federal Home Loan Bank, 4.720%, 07/02/1999         50,000,000     49,954,110

----------------------------------------------------------------------
                                                Shares/
                                                   Face          Value

----------------------------------------------------------------------
 Federal Home Loan Bank, 4.950%, 02/24/2000 $20,000,000 $   19,935,999
 Federal National Mortgage Association,
 4.830%, 07/19/1999                          26,000,000     25,891,861
 Federal National Mortgage Association,
 5.900%, 07/14/1999                          10,000,000     10,001,539
 Federal National Mortgage Association,
 6.010%, 08/16/1999                          10,000,000     10,008,359
                                                        --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $140,244,163)                                        140,208,874
                                                        --------------
----------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--18.3%
----------------------------------------------------------------------
U.S. Treasury Bond, 5.500%, 08/15/2028        9,630,000      8,793,393
U.S. Treasury Bond, 6.125%, 11/15/2027       12,670,000     12,584,857
U.S. Treasury Bond, 6.375%, 08/15/2027        6,345,000      6,501,657
U.S. Treasury Bond, 6.500%, 11/15/2026       12,555,000     13,043,514
U.S. Treasury Bond, 6.875%, 08/15/2025        6,350,000      6,857,999
U.S. Treasury Bond, 7.125%, 02/15/2023        4,700,000      5,193,500
U.S. Treasury Bond, 7.250%, 05/15/2016        5,135,000      5,647,678
U.S. Treasury Bond, 7.500%, 11/15/2016        7,980,000      8,993,698
U.S. Treasury Bond, 7.500%, 11/15/2024        5,910,000      6,870,374
U.S. Treasury Bond, 7.625%, 02/15/2025        5,515,000      6,505,107
U.S. Treasury Bond, 7.625%, 11/15/2022           65,000         75,776
U.S. Treasury Bond, 8.000%, 11/15/2021        5,745,000      6,927,205
U.S. Treasury Bond, 8.125%, 05/15/2021        9,885,000     12,038,051
U.S. Treasury Bond, 8.125%, 08/15/2021       12,720,000     15,478,649
U.S. Treasury Bond, 8.125%, 08/15/2019        1,570,000      1,896,262
U.S. Treasury Bond, 8.500%, 02/15/2020        4,530,000      5,666,749
U.S. Treasury Bond, 8.750%, 05/15/2020        3,215,000      4,131,275
U.S. Treasury Bond, 8.750%, 05/15/2017        5,150,000      6,501,050
U.S. Treasury Bond, 8.750%, 08/15/2020        4,110,000      5,286,488
U.S. Treasury Bond, 8.875%, 02/15/2019       12,966,000     16,669,413
U.S. Treasury Bond, 8.875%, 08/15/2017        8,245,000     10,532,987

June 30, 1999 (Unaudited)

--------------------------------------------------------------------
Vantagepoint Asset Allocation Fund       Shares/ Face          Value

--------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--(Continued)
--------------------------------------------------------------------
U.S. Treasury Bond, 10.375%, 11/15/2012  $  4,815,000 $    6,135,368
U.S. Treasury Bond, 10.625%, 08/15/2015       600,000        863,154
U.S. Treasury Bond, 11.250%, 02/15/2015     3,390,000      5,074,389
U.S. Treasury Bond, 11.750%, 11/15/2014     2,050,000      2,919,016
U.S. Treasury Bond, 12.000%, 08/15/2013    15,300,000     21,482,117
U.S. Treasury Bond, 12.750%, 11/15/2010        80,000        107,850
                                                      --------------
                                                         202,777,576
                                                      --------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $214,881,454)      202,777,576
                                                      --------------
--------------------------------------------------------------------
CASH EQUIVALENTS--10.0%
--------------------------------------------------------------------
Institutional Money Market Funds--1.1%
 ++Merrimac Cash Fund--Premium Class       11,471,946     11,471,946
                                                      --------------
Bank Deposits/Offshore
Time Deposits--5.3%
 ++American Express Centurion Bank          7,609,838      7,609,838
 ++Bank of Montreal                        19,515,975     19,515,975
 ++BankBoston NA                           12,232,327     12,232,327
 ++Harris Trust & Savings Bank              4,203,496      4,203,496
 ++Royal Bank of Scotland PLC               6,725,594      6,725,594
 ++Toronto Dominion                         8,406,992      8,406,992
                                                      --------------
                                                          58,694,222
                                                      --------------

-------------------------------------------------------
                                Shares/
                                   Face          Value

-------------------------------------------------------
Floating Rate Instruments/
Master Notes--3.6%
 ++General America Life     $25,000,000 $   25,000,000
 ++John Hancock Mutual Life   5,000,000      5,000,000
 ++Morgan Stanley
 Dean Witter & Co.           10,000,000     10,000,000
                                        --------------
                                            40,000,000
                                        --------------
TOTAL CASH EQUIVALENTS
(Cost $110,166,168)                        110,166,168
                                        --------------
TOTAL INVESTMENTS--108.8%
(Cost $940,364,821)                      1,203,668,507
Other assets less liabilities--(8.8%)      (97,499,291)
                                        --------------
TOTAL NET ASSETS--100.0%                $1,106,169,216
                                        ==============

Notes to the Schedule of Investments:

 * Non-income producing security.
** The cost of investments for federal income tax purposes amounts to $940,364,821. Unrealized appreciation and depreciation, based on identified tax cost at June 30, 1999, are as follows:

   Unrealized appreciation      $  280,834,329
   Unrealized depreciation         (17,530,643)
                                --------------
   Net unrealized appreciation  $  263,303,686
                                ==============

++ Represents collateral received from securities lending transactions.

                See accompanying notes to financial statements.

Schedule of Investments

June 30, 1999 (Unaudited)

--------------------------------------------------------------------
                                                Shares/
Vantagepoint U.S. Treasury Securities Fund         Face        Value
--------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--31.3%
--------------------------------------------------------------------
U.S. Government Agencies--Mortgage Backed--31.3%
 Federal Home Loan Mortgage Corporation,
 6.500% 08/01/28                            $ 2,859,930 $  2,760,719
 Federal Home Loan Mortgage Corporation,
 8.500% 12/01/19                                290,506      304,984
 Federal National Mortgage Association,
 6.000% 04/01/29                              2,993,470    2,817,334
 Federal National Mortgage Association,
 6.000% 03/01/29                              2,972,050    2,797,177
 Federal National Mortgage Association,
 6.500% 01/01/29                              1,961,530    1,897,255
 Federal National Mortgage Association,
 6.500% 08/01/28                              3,914,259    3,776,007
 Government National Mortgage Association,
 6.500% 01/15/29                              4,432,064    4,272,390
 Government National Mortgage Association,
 6.500% 05/15/28                              2,877,879    2,767,253
 Government National Mortgage Association,
 7.000% 04/15/29                              2,993,283    2,885,444
 Government National Mortgage Association,
 7.000% 04/15/29                              1,992,674    1,969,101
                                                        ------------
                                                          26,247,664
                                                        ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $27,239,800)                                        26,247,664
                                                        ------------
--------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--66.6%
--------------------------------------------------------------------
U.S. Treasury Bonds--16.8%
 U.S. Treasury Bond,
 10.750% 08/15/05                             7,300,000    9,074,776
 U.S. Treasury Bond,
 13.750% 08/15/04                             3,700,000    4,971,875
                                                        ------------
                                                          14,046,651
                                                        ------------
U.S. Treasury Notes--49.8%
 U.S. Treasury Note,
 5.375% 02/15/01                              2,000,000    1,997,188
 U.S. Treasury Note,
 5.500% 05/31/03                              2,000,000    1,984,680
 U.S. Treasury Note,
 5.750% 08/15/03                              3,000,000    3,001,860
 U.S. Treasury Note,
 6.875% 05/15/06                             16,460,000   17,329,252
 U.S. Treasury Note,
 7.500% 02/15/05                             10,150,000   10,927,084

-----------------------------------------------------------------------------
                                                        Shares/
                                                           Face        Value
-----------------------------------------------------------------------------

 U.S. Treasury Note,
 7.875% 11/15/04                                    $ 5,925,000 $  6,480,469
                                                                ------------
                                                                  41,720,533
                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $56,493,941)                                                55,767,184
                                                                ------------
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.2%
-----------------------------------------------------------------------------
IBT Repurchase Agreement dated 6/30/99 due 7/1/99,
with a maturity value of $1,031,017 and an
effective yield of 4.25% collateralized by Small
Business Association pool #501430 with a rate of
6.25%, a maturity date of 4/25/16 and a market
value of $1,082,440                                   1,030,895    1,030,895
                                                                ------------
-----------------------------------------------------------------------------
CASH EQUIVALENTS--13.5%
-----------------------------------------------------------------------------
Institutional Money Market Funds--0.0%
 ++Merrimac Cash Fund--
 Premium Class                                              100          100
                                                                ------------
Bank Deposits/Offshore
Time Deposits--9.9%
 ++American Express Centurion Bank                      947,971      947,971
 ++Bank of Montreal                                     804,099      804,099
 ++Bank of Montreal                                   1,051,223    1,051,223
 ++BankBoston NA                                      3,507,489    3,507,489
 ++Harris Trust & Savings Bank                          430,895      430,895
 ++Royal Bank of Scotland PLC                           689,432      689,432
 ++Toronto Dominion                                     861,791      861,791
                                                                ------------
                                                                   8,292,900
                                                                ------------
Floating Rate Instruments/
Master Notes--3.6%
 ++Morgan Stanley
 Dean Witter & Co.                                    1,000,000    1,000,000
 ++Goldman Sachs                                      2,000,000    2,000,000
                                                                ------------
                                                                   3,000,000
                                                                ------------
TOTAL CASH EQUIVALENTS
(Cost $11,293,000)                                                11,293,000
                                                                ------------
TOTAL INVESTMENTS--112.6%
(Cost $96,057,636)                                                94,338,743
Other assets less liabilities--(12.6%)                           (10,530,899)
                                                                ------------
TOTAL NET ASSETS--100.0%                                        $ 83,807,844
                                                                ============

Notes to the Schedule of Investments:

 * The cost of investments for federal income tax purposes amounts to $96,057,636. Unrealized appreciation and depreciation, based on identified tax cost at June 30, 1999, are as follows:

   Unrealized appreciation      $    209,344
   Unrealized depreciation        (1,928,237)
                                ------------
   Net unrealized depreciation  $ (1,718,893)
                                ============

++ Represents collateral received from securities lending transactions.

                See accompanying notes to financial statements.

Schedule of Investments

June 30, 1999 (Unaudited)

----------------------------------------------------------------------------
Vantagepoint Money Market Fund                           Shares       Value
----------------------------------------------------------------------------
MUTUAL FUNDS--100.0%
----------------------------------------------------------------------------

Short Term Investments Co. Liquid Assets Portfolio
(Cost $67,058,403)                                   67,058,403 $67,058,403
                                                                -----------
TOTAL INVESTMENTS--100.0%
(Cost $67,058,403)                                               67,058,403
Other assets less liabilities--(0.0%)                                (3,511)
                                                                -----------
TOTAL NET ASSETS--100.0%                                        $67,054,892
                                                                ===========

Notes to the Schedule of Investments:

* The cost of investments for federal income tax purposes amounts to $67,058,403.

                See accompanying notes to financial statements.

Schedule of Investments

June 30, 1999 (Unaudited)

------------------------------------------------------------------------------
Vantagepoint  Overseas Equity Index Fund                    Shares       Value
------------------------------------------------------------------------------
COMMON STOCKS--94.6%
------------------------------------------------------------------------------

Australia--2.5%
 Amcor Ltd.                                                  9,254 $    51,342
 AMP Ltd.                                                    6,902      75,310
 Brambles Industries Ltd.                                    1,397      36,733
 Broken Hill Proprietary Company Ltd.                       12,703     146,864
 Coca Cola Amatil Ltd.                                       7,677      30,882
 Coles Myer Ltd.                                             7,874      45,725
 Foster's Brewing Group Ltd.                                13,551      38,119
 Lend Lease Corporation Ltd.                                 3,479      47,676
 National Australia Bank Ltd.                                5,945      98,189
 News Corporation Ltd.                                       9,076      77,289
 Rio Tinto Ltd.                                              4,725      77,327
 Telstra Corporation Ltd.                                   24,336     139,185
 Westpac Banking
 Corporation Ltd.                                            9,655      62,510
 WMC Ltd.                                                   14,139      60,622
                                                                   -----------
                                                                       987,773
                                                                   -----------
Austria--0.2%
 Bank Austria AG                                             1,123      58,985
 *Oesterreichische Elektrizitaetswirtschafts AG Class A        227      33,011
                                                                   -----------
                                                                        91,996
                                                                   -----------
Belgium--1.6%
 Colruyt NV                                                     64      42,053
 Delhaize "Le Lion" SA                                         490      41,659
 Electrabel SA                                                 194      62,537
 Fortis (B)                                                  3,249     101,890
 Groupe Bruxelles Lambert SA                                   377      63,638
 KBC Bancassurance Holding NV                                1,239      73,372
 PetroFina SA                                                  225     129,072
 Solvay SA                                                     763      50,567
 Tractebel                                                     271      37,958
 UCB SA                                                      1,197      51,161
                                                                   -----------
                                                                       653,907
                                                                   -----------
Denmark--1.0%
 Aarhus Oliefabarik A/S Class A                              1,120      29,486
 Aarhus Oliefabarik A/S Class B                              1,160      31,343
 A/S Dampskibsselskabet Svendborg Class B                       60      74,075
 Danisco A/S                                                   500      22,516
 Den Danske Bank Group                                         200      21,616
 D/S 1912 Class B                                               80      70,722
 Novo-Nordisk A/S Class B                                      400      43,065
 Tele Danmark A/S                                            1,400      68,671
 Unidanmark A/S                                                400      26,604
                                                                   -----------
                                                                       388,098
                                                                   -----------
Finland--1.7%
 MeritaNordbanken OYJ                                        8,700      49,370
 Nokia OYJ                                                   6,000     525,248
 Sonera Group OYJ                                            2,700      58,951
 UPM-Kymmene OYJ                                             1,900      54,399
                                                                   -----------
                                                                       687,968
                                                                   -----------

------------------------------------------------------------------------

                                                     Shares        Value
------------------------------------------------------------------------

France--9.0%
 Accor SA                                               200 $     50,156
 Air Liquide                                            393       61,724
 Alcatel                                                973      136,785
 Axa                                                  1,550      188,847
 Banque National de Paris                             1,058       88,042
 BIC SA                                                 751       39,562
 Bouygues SA                                            173       45,666
 Canal Plus                                             193       54,085
 Cap Gemini SA                                          309       48,500
 Carrefour Supermarche SA*                            1,895      278,112
 Compagnie de Saint Gobain                              440       70,012
 Compagnie Financiere de Paribas                        812       90,903
 Compagnie Generale des Etablissements Michelin       1,100       44,942
 Dassault Systemes SA                                   732       24,162
 Elf Aquitaine SA                                     1,394      204,297
 Eridania Beghin-Say SA                                 215       30,778
 Essilor International SA                               107       33,401
 Etablissements Economiques du Casino Guichard-
 Perrachon SA                                           398       34,841
 France Telecom SA                                    4,928      371,768
 Groupe Danone                                          247       63,596
 Lafarge SA                                             523       49,662
 Lagardere S.C.A.                                       845       31,417
 Legrand SA                                             240       48,792
 L'OREAL                                                273      184,302
 LVMH                                                   422      123,388
 Pernod Ricard                                          622       41,639
 Pinault-Printemps-Redoute SA                           538       92,200
 Promodes                                                95       62,275
 PSA Peugeot Citroen                                    322       50,739
 Rhone-Poulenc SA                                     1,695       77,351
 *Sanofi-Synthelabo SA                                4,277      181,261
 Schneider SA                                           922       51,704
 SEITA                                                  444       25,607
 Societe Generale Class A                               503       88,533
 Sodexho Alliance SA                                    188       32,335
 Suez Lyonnaise des Eaux                                565      101,773
 Thomson CSF                                            887       30,786
 Total SA Class B                                       958      123,429
 Usinor SA                                            2,107       31,356
 Valeo SA                                               482       39,713
 Vivendi                                              2,236      180,889
                                                            ------------
                                                               3,609,330
                                                            ------------
Germany--9.2%
 Adidas-Salomon AG                                      350       34,695
 AGIV AG                                                850       19,242
 Allianz AG                                           1,045      289,509
 *AMB Aachener & Muenchener Beteiligungs AG             500       49,950
 BASF AG                                              3,000      131,621
 Bayer AG                                             3,450      143,370
 Beiersdorf AG                                          600       39,857
 Continental AG                                       1,450       34,646
 DaimlerChrysler AG                                   4,650      402,278

June 30, 1999 (Unaudited)

---------------------------------------------------------------------
Vantagepoint  Overseas Equity Index Fund           Shares       Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------

 Deutsche Bank AG                                   2,938 $   178,979
 Deutsche Lufthansa AG                              2,170      39,446
 Deutsche Telekom AG                               11,731     492,330
 Dresdner Bank AG                                   2,500      97,583
 Heidelberger Zement AG                               550      44,466
 HypoVereinsbank                                    2,000     127,089
 Karstadt AG                                           80      38,147
 Linde AG                                             100      59,940
 MAN AG                                             1,200      40,784
 Mannesmann AG                                      1,900     283,150
 Merck KGaA                                         1,350      43,657
 Metro AG                                           1,350      83,700
 Muenchener Rueckversicherungs-Gesellschaft AG        845     158,997
 *Preussag AG                                         925      49,872
 RWE AG                                             2,100      97,109
 Sap AG                                               310     106,157
 Schering AG                                          440      46,947
 Siemens AG                                         2,750     211,850
 *Thyssen Krupp AG                                  3,200      70,033
 VEBA AG                                            2,250     132,548
 Viag AG                                              125      57,932
 *Volkswagen AG                                     1,600     102,331
                                                          -----------
                                                            3,708,215
                                                          -----------
Hong Kong--2.3%
 Cathay Pacific Airways Ltd.                       18,000      27,608
 Cheung Kong (Holdings) Ltd.                       12,000     106,718
 CLP Holdings Ltd.                                 11,500      55,880
 Hang Seng Bank Ltd.                                9,500     106,220
 Hong Kong
 Telecommunications Ltd.                           58,400     151,671
 Hong Kong & China Gas Company Ltd.                31,600      45,820
 Hutchison Whampoa Ltd.                            18,000     162,979
 New World Development Company Ltd.                27,000      80,908
 Sun Hung Kai Properties Ltd.                      13,000     118,544
 Swire Pacific Ltd. Class A                        14,500      71,765
                                                          -----------
                                                              928,113
                                                          -----------
Italy--4.0%
 Alitalia SpA                                      10,798      28,024
 Assicurazioni Generali                             4,717     163,230
 Banca Commerciale Italiana                         8,011      58,414
 Banca Intesa SpA                                  12,699      60,946
 Benetton Group SpA                                22,804      44,858
 Edison SpA                                         4,245      36,724
 ENI SpA                                           39,091     233,104
 Fiat SpA                                          22,942      72,538
 Istituto Nazionale delle Assicurazioni SpA        20,354      47,166
 Italgas SpA                                        6,557      27,485
 Mediaset SpA                                       5,818      51,650
 Mediobanca Banca SpA                               3,911      40,884
 Montedison SpA                                    25,313      41,138
 *Olivetti SpA                                     15,331      36,790

------------------------------------------------------------

                                          Shares       Value
------------------------------------------------------------

 Pirelli SpA                              16,465 $    44,767
 Riunione Adriatica di Sicurta SpA         3,879      37,633
 San Paolo-IMI SpA                         5,772      78,469
 Telecom Italia Mobile SpA                31,682     188,923
 Telecom Italia Mobile SpA-RNC             8,320      30,590
 Telecom Italia SpA                       16,848     174,906
 *Telecom Italia SpA-RNC                   4,138      22,417
 Unicredito Italiano SpA                  22,945     100,669
                                                 -----------
                                                   1,621,325
                                                 -----------
Japan--23.2%
 Acom Company Ltd.                           900      77,660
 Advantest Corporation                       600      65,893
 Ajinomoto Company, Inc.                   4,000      45,580
 Alps Electric Company Ltd.                2,000      46,819
 Asahi Bank Ltd.                          14,000      67,049
 Asahi Breweries Ltd.                      3,000      37,307
 Asahi Chemical Industry Company Ltd.     10,000      55,406
 Asahi Glass Company Ltd.                  8,000      51,856
 Bank of Tokyo-Mitsubishi Ltd.            23,000     327,228
 Bridgestone Corporation                   4,000     120,887
 Canon, Inc.                               5,000     143,677
 Chiba Bank Ltd.                           8,000      29,528
 Credit Saison Company Ltd.                1,400      29,247
 Dai Nippon Printing
 Company Ltd.                              4,000      63,912
 Daiichi Pharmaceutical Company Ltd.       3,000      46,522
 Daiwa House Industry
 Company Ltd.                              4,000      42,046
 Daiwa Securities Company Ltd.             8,000      52,846
 Denso Corporation                         5,000     101,565
 East Japan Railway Company                   15      80,509
 Eisai Company Ltd.                        2,000      39,387
 Fanuc Ltd.                                1,300      69,774
 Fuji Bank Ltd.                           17,000     118,476
 Fuji Photo Film                           2,000      75,637
 Fujitsu Ltd.                              9,000     180,959
 Gunma Bank Ltd.                           5,000      31,378
 Hankyu Corporation                       17,000      67,380
 Hitachi Ltd.                             18,000     168,696
 Honda Motor Company Ltd.                  5,000     211,800
 Hoya Corporation                          1,000      56,397
 Industrial Bank of Japan Ltd.            14,000     110,978
 Ito-Yokado Company Ltd.                   2,000     133,768
 Japan Airlines Company Ltd.              14,000      46,241
 Joyo Bank Ltd.                           10,000      38,892
 JUSCO Company Ltd.                        2,000      36,332
 Kansai Electric Power
 Company, Inc.                             2,200      41,782
 Kao Corporation                           2,000      56,150
 Kawasaki Steel Corporation               21,000      39,188
 Kinden Corporation                        5,000      53,879
 Kinki Nippon Railway
 Company Ltd.                              7,000      34,392
 Kirin Brewery Company Ltd.                5,000      59,866
 Komatsu Ltd.                              8,000      51,063
 Kubota Corporation                       17,000      50,815

June 30, 1999 (Unaudited)

-------------------------------------------------------------------
Vantagepoint  Overseas Equity Index Fund         Shares       Value
-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------

 Kuraray Company Ltd.                             6,000 $    72,136
 Kyocera Corporation                              1,000      58,627
 Marui Company Ltd.                               3,000      49,544
 Matsushita Electric Industrial Company Ltd.     10,000     194,046
 Minebea Company Ltd.                             5,000      55,737
 Mitsubishi Chemical Corporation                 14,000      48,437
 Mitsubishi Corporation                          10,000      67,710
 Mitsubishi Electric Corporation                 15,000      57,594
 Mitsubishi Estate Company Ltd.                   7,000      68,263
 Mitsubishi Heavy Industries Ltd.                18,000      72,977
 Mitsubishi Trust & Banking Corporation           7,000      67,974
 Mitsui Fudosan Company Ltd.                      6,000      48,553
 Mitsui Marine & Fire Insurance Company Ltd.     11,000      54,044
 Mitsui & Company Ltd.                            8,000      55,754
 Murata Manufacturing Company Ltd.                2,000     131,456
 NEC Corporation                                  9,000     111,845
 NGK Insulators Ltd.                              4,000      41,749
 Nikon Corporation                                2,000      32,699
 Nippon Express Company Ltd.                      9,000      53,879
 Nippon Meat Packers, Inc.                        2,000      26,093
 *Nippon Mitsubishi Oil Corporation              13,000      54,746
 Nippon Paper Industries Company Ltd.             8,000      41,683
 Nippon Steel Corporation                        34,000      78,890
 Nippon Telegraph & Telephone Corporation           590     691,795
 Nippon Yusen Kabushiki Kaisha                   16,000      61,566
 Nissan Motor Company Ltd.                       16,000      76,363
 Nomura Securities Company Ltd.                  10,000     117,006
 Obayashi Corporation                             9,000      45,258
 Oji Paper Company Ltd.                           6,000      34,681
 Olympus Optical Company Ltd.                     2,000      29,545
 Orix Corporation                                   400      35,672
 Osaka Gas Company Ltd.                          11,000      37,331
 Pioneer Electronic Corporation                   2,000      38,892
 Rohm Company Ltd.                                1,000     156,476
 Sakura Bank Ltd.                                23,000      87,172
 Sankyo Company Ltd.                              3,000      75,554
 Sanyo Electric Company Ltd.                     14,000      56,876
 Secom Company Ltd.                               1,000     104,042
 Sekisui Chemical Company Ltd.                    6,000      34,780
 Sekisui House Ltd.                               6,000      64,704
 Seventy Seven Bank Ltd.                          4,000      35,011
 Sharp Corporation                                6,000      70,847
 Shimano, Inc.                                    2,000      47,314
 Shin-Etsu Chemical Company Ltd.                  2,000      66,884
 Shiseido Company Ltd.                            4,000      59,915
 Shizuoka Bank Ltd.                               4,000      39,833
 SMC Corporation                                    500      55,943
 Sony Corporation                                 2,000     215,515
 Sumitomo Bank Ltd.                              15,000     185,913
 Sumitomo Chemical Company Ltd.                  11,000      50,411
 Sumitomo Corporation                             7,000      51,154

---------------------------------------------------------------------

                                                   Shares       Value
---------------------------------------------------------------------

 Sumitomo Electric Industries                       5,000 $    56,810
 Sumitomo Marine & Fire Insurance Company Ltd.      8,000      48,222
 *Sumitomo Metal Industries Ltd.                   35,000      43,642
 Taisho Pharmaceutical Company Ltd.                 2,000      66,058
 Takeda Chem Industries                             4,000     185,294
 Teijin Ltd.                                       10,000      40,461
 Tohoku Electric Power Company, Inc.                2,100      31,768
 Tokai Bank Ltd.                                   13,000      74,068
 Tokio Marine & Fire Insurance Company Ltd.         8,000      86,866
 Tokyo Electric Power Company                       4,300      90,719
 Tokyo Electron Ltd.                                1,000      67,792
 Tokyo Gas Company Ltd.                            14,000      34,450
 Toppan Printing Company Ltd.                       5,000      55,778
 Toray Industries, Inc.                            13,000      65,051
 Tostem Corporation                                 2,000      38,396
 Toyo Seikan Kaisha Ltd.                            2,000      44,920
 Toyoda Automatic Loom
 Works Ltd.                                         3,000      50,906
 Toyota Motor Corporation                          18,000     569,257
 Uni-Charm Corporation                              1,200      52,021
 Uny Company Ltd.                                   2,000      30,057
 Yamanouchi Pharmaceutical Company Ltd.             2,000      76,463
 Yamato Transport Company Ltd.                      3,000      52,269
                                                          -----------
                                                            9,290,924
                                                          -----------
Netherlands--5.7%
 ABN AMRO Holding NV                                6,598     142,701
 Aegon NV                                           3,100     229,283
 Aegon NV                                             183      13,259
 Akzo Nobel NV                                      1,827      76,770
 Elsevier NV                                        3,782      43,820
 Getronics NV                                         807      31,001
 Hagemeyer NV                                         974      31,799
 Heineken NV                                        1,415      72,355
 ING Groep NV                                       4,167     225,308
 Koninklijke Ahold NV                               2,852      98,105
 Koninklijke Philips
 Electonics NV                                      1,689     166,383
 KPN NV                                             2,588     121,275
 Royal Dutch Petroleum Company                     12,607     737,486
 TNT Post Group NV                                  2,349      56,005
 Unilever NV                                        2,698     181,586
 Wolters Kluwer NV                                  1,380      54,861
                                                          -----------
                                                            2,281,997
                                                          -----------
New Zealand--0.1%
 Telecom Corporation of New Zealand Ltd.           12,500      53,566
                                                          -----------
Norway--0.3%
 Aker RGI ASA                                       1,700      23,114
 Norsk Hydro ASA                                    2,500      94,349
                                                          -----------
                                                              117,463
                                                          -----------

June 30, 1999 (Unaudited)

-----------------------------------------------------------------------------
Vantagepoint  Overseas Equity Index Fund                   Shares       Value
-----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------

Portugal--0.5%
 Banco Comercial Portugues SA                               1,100 $    28,469
 Banco Espirito Santo e Comercial de Lisboa SA              1,100      25,558
 Brisa-Auto Estradas de
 Portugal SA                                                  300      12,359
 Electricidade de Portugal SA                               2,300      41,359
 Jeronimo Martins, SGPS SA                                    850      28,039
 Portugal Telecom SA                                        1,599      64,967
                                                                  -----------
                                                                      200,751
                                                                  -----------
Singapore--0.8%
 City Developments Ltd.                                     9,000      57,621
 Development Bank of
 Singapore Ltd.                                             4,000      48,869
 Overseas Chinese Banking Corporation Ltd.                  6,000      50,044
 Singapore Airlines Ltd.                                    6,000      57,092
 Singapore Press Holdings Ltd.                              2,000      34,068
 Singapore Telecommunications Ltd.                         29,000      49,738
 United Overseas Bank Ltd.                                  6,000      41,938
                                                                  -----------
                                                                      339,370
                                                                  -----------
Spain--3.2%
 Acerinox SA                                                  767      22,395
 ACS, Actividades de Construccion y Servicios, SA           1,146      32,764
 *ACS, Actividades de Construccion y Servicios, SA            174       4,584
 Argentaria, Caja Postal y Banco Hipotecario de Espana
 SA                                                         2,609      59,356
 Autopistas Concesionaria Espanola SA                       3,246      37,943
 Banco Bilbao Vizcaya SA                                    9,832     141,865
 *Banco Santander SA                                       22,756     236,708
 *El Aguila SA                                              1,830      17,490
 Endesa SA                                                  3,974      84,639
 Fomento de Construcciones y Contratas SA                     876      50,072
 Gas Natural SDG SA                                           731      53,076
 Iberdrola SA                                               4,552      69,243
 Resol SA                                                   5,953     121,394
 Sociedad General de Aquas de Barcelona SA                    597      31,050
 Tabacalera SA Class A                                      1,974      39,847
 *Telefonica SA                                             5,106     245,632
 Union Electrica Fenosa SA                                  2,169      28,325
                                                                  -----------
                                                                    1,276,383
                                                                  -----------
Sweden--2.6%
 *ABB Ltd.                                                  1,199     112,322
 AGA AB Class A                                               800       9,988
 AGA AB Class B                                               560       6,926
 Atlas Copco AB Class A                                     1,200      32,722
 Electrolux AB Class B                                      2,200      46,126
 ForeningsSparbanken AB                                     2,750      38,870
 Hennes & Mauritz AB                                        4,400     108,837
 *NetCom AB                                                   700      23,581

-----------------------------------------------------------------------

                                                     Shares       Value
-----------------------------------------------------------------------

 Sandvik AB Class A                                   1,690 $    36,926
 Securitas AB Class B                                 1,800      26,927
 Skandia Forsakrings AB                               2,600      48,694
 Skandinaviska Enskilda Banken Class A                3,200      37,316
 Skanska AB Class B                                   1,800      67,953
 Svenska Cellulosa AB Class B                         1,200      31,096
 *Svenska Handelsbanken Class A                       3,900      46,857
 Telefonaktiebolaget LM Ericsson Class B              8,500     272,829
 Volvo AB Class A                                     1,000      28,858
 Volvo AB Class B                                     1,700      49,360
 WM-Data AB Class B                                     500      19,082
                                                            -----------
                                                              1,045,270
                                                            -----------
Switzerland--6.1%
 *ABB Ltd.                                            1,135     106,913
 Adecco SA                                              110      58,932
 Alusuisse Lonza Group AG                                60      69,923
 Credit Suisse Group                                  1,360     235,290
 Holderbank Financiere Glarus AG Class B                 40      47,207
 Nestle SA                                              175     315,255
 Novartis AG                                            320     467,183
 Roche Holding Bearer AG                                 60      98,788
 Roche Holding Genusschein AG                           330     339,158
 Schweizerische Rueckversicherungs--Gesellschaft         70     133,260
 Swisscom AG                                            380     142,972
 UBS AG                                                 990     295,437
 Zurich Allied AG                                       230     130,765
                                                            -----------
                                                              2,441,083
                                                            -----------
United Kingdom--20.6%
 Abbey National PLC                                   6,018     112,977
 Allied Zurich PLC                                    7,282      91,538
 Anglian Water PLC                                    3,306      36,555
 Associated British Foods PLC                         5,672      37,505
 AstraZeneca Group PLC                                3,482     135,757
 BAA PLC                                              5,413      52,047
 Barclay's PLC                                        7,284     211,945
 Bass PLC                                             5,494      79,714
 BG PLC                                              17,312     105,740
 Blue Circle Industries PLC                           7,823      52,036
 BOC Group PLC                                        3,384      66,142
 Boots Company PLC                                    4,732      56,202
 BP Amoco PLC                                        45,168     809,495
 British Aerospace PLC                                8,438      54,764
 British Airways PLC                                  7,119      49,121
 British American Tobacco PLC                        10,622      99,871
 British Land Company PLC                             4,019      33,607
 British Sky Broadcasting
 Group PLC                                            8,514      78,978
 British Steel PLC                                   16,114      41,719
 British Telecommunications PLC                      29,670     497,136
 BTR Siebe PLC                                       19,495      92,264
 Cable & Wireless PLC                                12,384     157,820
 Cadbury Schweppes PLC                                9,356      59,579
 Carlton Communications PLC                           5,011      41,546

June 30, 1999 (Unaudited)

--------------------------------------------------------------------
Vantagepoint  Overseas Equity Index Fund          Shares       Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------

 Centrica PLC                                     21,454 $    50,387
 CGU PLC                                           6,386      92,254
 Compass Group PLC                                 3,563      35,326
 Diageo PLC                                       14,433     150,718
 EMI Group PLC                                     6,113      49,045
 General Electric Company PLC                     12,346     125,908
 GKN PLC                                           3,936      67,190
 Glaxo Wellcome PLC                               16,350     454,353
 Granada Group PLC                                 4,995      92,669
 Great Universal Stores PLC                        5,526      61,234
 Halifax PLC                                      11,998     143,163
 Hanson PLC                                        4,645      41,257
 HSBC Holdings PLC                                 4,227     149,713
 HSBC Holdings PLC                                 8,943     316,604
 Imperial Chemical Industries PLC                  6,255      61,818
 J. Sainsbury PLC                                  9,733      61,367
 Kingfisher PLC                                    6,475      74,505
 Ladbroke Group PLC                               11,406      45,217
 Land Securities PLC                               3,385      45,513
 Legal & General Group PLC                        26,155      66,580
 Lloyds TSB Group PLC                             24,765     335,707
 Marks & Spencer PLC                              13,841      80,067
 Misys PLC                                         3,489      29,862
 National Grid Group PLC                           6,622      46,083
 National Power PLC                                6,606      48,106
 Next PLC                                          2,831      34,382
 Pearson PLC                                       2,731      55,488
 Peninsular & Orient Steam Navigation Company      4,966      74,558
 Provident Financial PLC                           2,216      30,790
 Prudential Corporation PLC                        8,775     129,186
 Railtrack Group PLC                               2,619      53,543
 Rank Group PLC                                   12,959      51,526
 Reed International PLC                            5,962      39,775
 Rentokil Initial PLC                             13,475      52,569
 Reuters Group PLC                                 7,057      92,826
 Rio Tinto PLC                                     5,411      90,706
 Rolls-Royce PLC                                   8,847      37,442
 Royal Bank of Scotland Group PLC                  4,272      87,000
 Royal & Sun Alliance Insurance Group PLC          8,562      76,791
 Safeway PLC                                      11,342      45,454
 Schroders PLC                                     1,957      39,978
 Scottish Power PLC                                6,533      56,431
 Scottish & Newcastle PLC                          5,712      59,468
 Scottish & Southern Energy PLC                    5,146      52,643
 SmithKline Beecham PLC                           25,817     335,520
 Smiths Industries PLC                             3,060      40,419
 Stagecoach Holdings PLC                          10,329      36,998
 Tate & Lyle PLC                                   5,161      32,337
 Tesco PLC                                        31,235      80,374
 Thames Water PLC                                  2,465      39,088
 TI Group PLC                                      5,635      37,749
 Unilever PLC                                     13,593     120,949
 United Utilities PLC                              3,449      41,915
 Vodafone Group PLC                               14,905     293,673
 Williams PLC                                      5,352      35,347

---------------------------------------------
                          Shares/
                             Face       Value
---------------------------------------------

 Wolseley PLC               5,637 $    42,427
 Zeneca Group PLC           4,688     181,337
                                  -----------
                                    8,257,393
                                  -----------
TOTAL COMMON STOCKS
(Cost $36,230,603)                 37,980,925
                                  -----------
---------------------------------------------
PREFERRED STOCKS--0.4%
---------------------------------------------
Australia--0.1%
 News Corporation Ltd.      8,010      60,909
                                  -----------
Germany--0.3%
 Sap AG                       200      79,817
 *Volkswagen AG               765      28,245
                                  -----------
                                      108,062
                                  -----------
TOTAL PREFERRED STOCKS
(Cost $162,531)                       168,971
                                  -----------
---------------------------------------------
RIGHTS--0.0%
---------------------------------------------
France--0.0%
 *LVMH                        522      15,241
                                  -----------
Italy--0.0%
 *Olivetti SpA             18,831       2,581
                                  -----------
Portugal--0.0%
 *Portugal Telecom SA       1,999          21
                                  -----------
TOTAL RIGHTS
(Cost $0)                              17,843
                                  -----------
---------------------------------------------
U.S. TREASURY OBLIGATIONS--4.6%
---------------------------------------------
U.S. Treasury Bill,
3.390%, 07/15/99       $  804,000     802,880
U.S. Treasury Bill,
4.360%, 08/12/99        1,030,000   1,024,736
                                  -----------
                                    1,827,616
                                  -----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,827,687)                   1,827,616
                                  -----------
TOTAL INVESTMENTS--99.6%
(Cost $38,220,821)                 39,995,355
Other assets less liabilities--
0.4%                                  142,036
                                  -----------
TOTAL NET ASSETS--100.0%          $40,137,391
                                  ===========

Notes to the Schedule of Investments:

 + Yield to Maturity.
 * Non-income producing security.
** The aggregate identified cost for federal income tax purposes is $38,220,821. Unrealized appreciation and depreciation, based on identified tax cost at June 30, 1999, are as follows:

   Unrealized appreciation      $ 3,731,078
   Unrealized depreciation       (1,956,544)
                                -----------
   Net unrealized appreciation  $ 1,774,534
                                ===========

June 30, 1999 (Unaudited)

---------------------------------------
Vantagepoint Overseas
Equity Index Fund
---------------------------------------
Percentage of Portfolio by Industry:

Banking                          13.7%
Telephone Systems                 8.3%
Oil & Gas                         6.9%
Pharmaceuticals                   6.9%
Insurance                         5.8%
Diversified                       5.1%
Automotive                        5.1%
Electronics                       4.7%
U.S. Treasury Bills               4.6%
Communications                    4.4%
Beverages, Food & Tobacco         4.4%
Retailers                         2.3%
Chemicals                         2.1%
Transportation                    2.0%
Electric Utilities                2.0%
Media-Broadcasting & Publishing   2.0%
Food Retailers                    2.0%
Financial Services                2.0%
Metals & Mining                   1.8%
Commercial Services               1.7%
Heavy Machinery                   1.6%
Real Estate                       1.4%

---------------------------------------------------


---------------------------------------------------
Building Materials                             1.0%
Cosmetics & Personal Care                      0.9%
Computer Software & Processing                 0.7%
Medical Supplies                               0.7%
Airlines                                       0.6%
Heavy Construction                             0.6%
Forest Products & Paper                        0.5%
Computers & Information                        0.5%
Electrical Equipment                           0.5%
Entertainment & Leisure                        0.5%
Textiles, Clothing & Fabrics                   0.4%
Home Construction, Furnishings & Appliances    0.4%
Water Companies                                0.4%
Photographic Equipment & Supplies              0.3%
Containers & Packaging                         0.3%
Aerospace & Defense                            0.2%
Lodging                                        0.1%
Restaurants                                    0.1%
Apparel Retailers                              0.1%
                                             ------
TOTAL INVESTMENTS                             99.6%
                                             ------
Other assets less liabilities                  0.4%
                                             ------
TOTAL NET ASSETS                             100.0%
                                             ======

                See accompanying notes to financial statements.

                          MASTER INVESTMENT PORTFOLIO

                       Statement of Assets & Liabilities
                           June 30, 1999 (Unaudited)

                                           S&P 500 Index
                             Bond Index        Master      Extended Index    U.S. Equity
                          Master Portfolio   Portfolio    Master Portfolio Master Portfolio
                          ---------------- -------------- ---------------- ----------------
ASSETS:
In securities, at market
 value..................    $421,808,368   $4,464,160,100   $151,679,498     $545,211,766
Investment from
 beneficial interest....             --               --             --        58,994,213
Cash....................             --               --             663              --
Receivable for:
  Investments sold......         511,420       23,089,562        471,685              --
  Dividends and
   interest.............       6,670,968        3,887,706        132,091              --
  Variation margin on
   futures contracts....             --         3,562,497         37,400              --
                            ------------   --------------   ------------     ------------
    Total Assets........     428,990,756    4,494,699,865    152,321,337      604,205,979
                            ------------   --------------   ------------     ------------
LIABILITIES:
Payable for:
  Investments
   purchased............         498,473       24,522,875            --               --
  Collateral for
   securities loaned....      27,958,000       45,893,935            --               --
  Due to BGI............          80,221          498,157         47,241           37,612
                            ------------   --------------   ------------     ------------
    Total Liabilities...      28,536,694       70,914,967         47,241           37,612
                            ------------   --------------   ------------     ------------
NET ASSETS..............    $400,454,062   $4,423,784,898   $152,274,096     $604,168,367
                            ============   ==============   ============     ============
Cost of investments.....     434,972,567    2,953,142,707    134,421,077      494,808,042


                       See Notes to Financial Statements.

                          MASTER INVESTMENT PORTFOLIO

                            Statement of Operations
                 For the period ended June 30, 1999 (Unaudited)

                                          S&P 500
                           Bond Index      Index     Extended Index U.S. Equity
                             Master        Master        Master       Master
                           Portfolio*    Portfolio*    Portfolio*   Portfolio*
                          ------------  ------------ -------------- -----------
Investment Income:
  Dividends.............  $        --   $ 17,734,347  $   566,879   $ 2,474,689
  Interest..............     8,713,075     3,786,695      129,432       521,692
  Foreign taxes withheld
   on dividends.........           --             20         (103)         (512)
                          ------------  ------------  -----------   -----------
    Total investment
     income.............     8,713,075    21,521,062      696,208     2,995,869
                          ------------  ------------  -----------   -----------
Expenses:
  Advisory..............       109,672       703,881       37,793       130,237
  Administration........           --            --         9,448        27,817
                          ------------  ------------  -----------   -----------
  Total expenses before
   waivers..............       109,672       703,881       47,241       158,054
  Less waivers..........           --            --           --         (1,271)
                          ------------  ------------  -----------   -----------
    Total expenses net
     of waivers.........       109,672       703,881       47,241       156,783
                          ------------  ------------  -----------   -----------
Net Investment Income
 (Loss).................     8,603,403    20,817,181      648,967     2,839,086
                          ------------  ------------  -----------   -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments:
  Net realized gain
   (loss) on sale of
   investments..........      (653,912)   24,323,544      559,954     3,097,144
  Net realized gain
   (loss) on futures....           --     14,661,345      945,755     2,469,917
  Net change in
   unrealized
   appreciation
   (depreciation) of
   investments..........   (11,520,144)  368,672,519   17,258,421    50,403,724
  Net change in
   unrealized
   appreciation
   (depreciation) on
   futures..............           --      8,658,007      169,950       654,105
                          ------------  ------------  -----------   -----------
Net Gain (Loss) on
 Investments............   (12,174,056)  416,315,415   18,934,080    56,624,890
                          ------------  ------------  -----------   -----------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........  $ (3,570,653) $437,132,596  $19,583,047   $59,463,976
                          ============  ============  ===========   ===========

------
* Represents information from March 1, 1999 to June 30, 1999. Extended Index and U.S. Equity Master Portfolios commenced operations on March 1, 1999.


                       See Notes to Financial Statements.

                          MASTER INVESTMENT PORTFOLIO

                      Statements of Changes in Net Assets

                                                                                          Extended Index     U.S Equity
                          Bond Index Master Portfolio    S&P 500 Index Master Portfolio  Master Portfolio Master Portfolio
                          -----------------------------  ------------------------------- ---------------- ----------------
                           Period Ended    Year Ended     Period Ended     Year Ended      Period Ended     Period Ended
                          June 30, 1999   February 28,    June 30, 1999   February 28,    June 30, 1999    June 30, 1999
                           (Unaudited)*       1999        (Unaudited)*        1999         (Unaudited)*     (Unaudited)*
                          --------------  -------------  --------------- --------------- ---------------- ----------------
Increase (decrease) in
 net assets resulting
 from operations:
 Net investment income
  (loss)................  $   8,603,403   $   7,063,037  $    20,817,181 $    43,674,276   $    648,967     $  2,839,086
 Net realized gain
  (loss) on sale of
  investments and
  futures...............       (653,912)        419,676       38,984,889     181,973,840      1,505,709        5,567,061
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments and
  futures...............    (11,520,144)     (4,365,016)     377,330,526     250,798,350     17,428,371       51,057,829
                          -------------   -------------  --------------- ---------------   ------------     ------------
Net increase (decrease)
 in net assets resulting
 from operations........     (3,570,653)      3,117,697      437,132,596     476,446,466     19,583,047       59,463,976
                          -------------   -------------  --------------- ---------------   ------------     ------------
Net increase (decrease)
 in net assets resulting
 from beneficial
 interest transactions..      2,296,829     305,376,058      299,559,524     856,583,098    132,691,049      544,704,391
                          -------------   -------------  --------------- ---------------   ------------     ------------
Total increase
 (decrease) in net
 assets.................     (1,273,824)    308,493,755      736,692,120   1,333,029,564    152,274,096      604,168,367
                          -------------   -------------  --------------- ---------------   ------------     ------------
Net assets at beginning
 of period..............    401,727,886      93,234,131    3,687,092,778   2,354,063,214            --               --
                          -------------   -------------  --------------- ---------------   ------------     ------------
Net assets at end of
 period.................  $ 400,454,062   $ 401,727,886  $ 4,423,784,898 $ 3,687,092,778   $152,274,096     $604,168,367
                          =============   =============  =============== ===============   ============     ============

------
* Represents information from March 1, 1999 to June 30, 1999. Extended Index and U.S. Equity Master Portfolios commenced operations on March 1, 1999.


                       See Notes to Financial Statements.

                          MASTER INVESTMENT PORTFOLIO

                 NOTES TO THE FINANCIAL STATEMENTS (Unaudited)


1. Significant Accounting Policies

  Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues the following separate portfolios; the Asset Allocation, Bond Index, Extended Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, U.S. Equity Index and U.S. Treasury Allocation Master Portfolios. These financial statements contain the Bond Index, Extended Index, S&P 500 Index, and U.S. Equity Index Master Portfolios (the "Master Portfolios"). The U.S. Equity Index Master Portfolio uses a "fund of funds" structure. It achieves its investment objectives by investing all of its assets in two other portfolios of MIP, Extended Index and S&P 500 Index Master Portfolios.

  The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

 Security Valuation

  The equity securities of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

 Security Transactions and Income Recognition

  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

 Federal Income Taxes

  Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

  It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

 Futures Contracts

  The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two

                          MASTER INVESTMENT PORTFOLIO
parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of June 30, 1999, the following Master Portfolios had open long futures contracts outstanding:

                                                                           Net Unrealized
                     Number of                 Expiration      Notional    Appreciation/
                     Contracts     Type           Date      Contract Value (Depreciation)
                     --------- ------------- -------------- -------------- --------------
   Master Portfolio
   Extended Index..      26      Mid Cap 400 September 1999  $  5,707,450    $  169,950
   S&P 500 Index...     571    S&P 500 Index September 1999  $197,227,485    $5,676,093

  The Extended Index and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $400,000 and $12,200,000, respectively.

 Repurchase Agreements

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The advisor to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on June 30, 1999 by the Master Portfolios are collateralized by U.S. Government Securities.

2. Agreements and Other Transactions with Affiliates

  Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.08% of the average daily net assets of the Bond Index and Extended Index Master Portfolios, 0.05% and 0.01% of the average daily net assets of the S&P 500 Index, and U.S. Equity Index Master Portfolios, respectively, as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of each Master Portfolio.

  Stephens Inc. ("Stephens") is the placement agent for the Master Portfolios. Certain officers and directors of MIP are also officers of Stephens. As of June 30, 1999, these officers of Stephens indirectly collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

                          MASTER INVESTMENT PORTFOLIO

3. Investment Portfolio Transactions

  Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the year ended June 30, 1999 are as follows:

  Aggregate Purchases       Bond Index     Extended Index   S&P 500 Index   U.S. Equity Index
     and Sales of:       Master Portfolio Master Portfolio Master Portfolio Master Portfolio
  -------------------    ---------------- ---------------- ---------------- -----------------
U.S. Government
 Obligations:
Purchases at cost.......   $34,781,640       36,952,211               --           N/A
Sales Proceeds..........    39,610,752       15,271,603               --           N/A
Other Securities:
Purchases at cost.......    19,354,264       14,115,445       411,474,721          N/A
Sales proceeds..........   $ 4,618,620        2,820,663      $ 41,055,016          N/A

4. Portfolio Securities Loaned

  As of June 30, 1999, certain Master Portfolios had loaned securities which were collateralized by cash. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolios associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                                        Securities  Collateral
                                                        ----------- -----------
   Master Portfolio
   Bond Index Master Portfolio......................... $27,349,853 $27,958,000
   Extended Index Master Portfolio.....................         --          --
   S&P 500 Index Master Portfolio...................... $44,668,152 $45,893,935

5. Financial Highlights

  The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:

                       For the      For the      For the      For the      For the
                     Period Ended  Year Ended   Year Ended   Year Ended   Year Ended
                       June 30,   February 28, February 28, February 28, February 29,
                         1999         1999         1998         1997         1996
                     ------------ ------------ ------------ ------------ ------------
   Master Portfolio
   Bond Index
    Master
    Portfolio......       11%**        28%          59%          39%          21%
   Extended Index
    Master
    Portfolio......       13%**       N/A          N/A          N/A          N/A
   S&P 500 Index
    Master
    Portfolio......        1%**        11%           6%           4%           2%
   U.S. Equity
    Index Master
    Portfolio......      N/A          N/A          N/A          N/A          N/A

------
**  Period from March 1, 1999 to June 30, 1999 (not annualized).

Schedule of Investments

June 30, 1999 (Unaudited)

------------------------------------------------------------
MIP Extended Index Portfolio             Shares        Value
------------------------------------------------------------
COMMON STOCKS--96.2%
------------------------------------------------------------

Advertising--0.8%
 *24/7 Media, Inc.                          792 $     30,492
 *AdForce, Inc.                             700       16,450
 *Catalina Marketing Corporation            817       75,164
 *Cyrk International, Inc.                  691        4,189
 *DoubleClick, Inc.                       1,710      156,893
 *e4L, Inc.                               1,439       10,343
 *Flycast Communications Corporation        400        7,650
 *Getty Images, Inc.                      1,366       25,783
 *Grey Advertising, Inc                      55       18,315
 *Ha-Lo Industries, Inc.                  2,104       20,777
 *Healthworld Corporation                   300        3,375
 *K2 Design, Inc.                           400        1,150
 *Lamar Advertising Company               1,876       76,799
 *Leapnet, Inc.                             600        1,388
 *Modem Media Poppe Tyson, Inc.             200        4,575
 *Obie Media Corporation                    200        2,550
 *Outdoor Systems, Inc.                   8,248      301,042
 Penton Media, Inc.                       1,119       27,136
 *Princeton Video Image, Inc.               200          906
 RH Donnelley Corporation                 1,530       29,931
 *Snyder Communications, Inc.             3,286      107,617
 The Ackerly Group, Inc.                    920       16,733
 *theglobe.com, Inc.                        922       18,152
 *TMP Worldwide, Inc.                     1,605      101,918
 True North Communications, Inc.          2,015       60,450
 *Xoom.com, Inc.                            685       35,963
 Young & Rubicam, Inc.                    2,962      134,586
                                                ------------
                                                   1,290,327
                                                ------------
Aerospace & Defense--0.5%
 AAR Corporation                          1,240       28,133
 *BE Aerospace, Inc.                      1,087       20,313
 *Coltec Industries                       2,821       61,180
 Cordant Technologies, Inc.               1,733       78,310
 *Ducommun, Inc.                            413        4,930
 *Edac Technologies Corporation             300        1,256
 *First Aviation Services, Inc.           2,400       13,200
 GenCorporation, Inc.                     1,857       46,889
 *Gulfstream Aerospace Corporation        3,244      219,173
 *Hawker Pacific Aerospace                3,200        7,600
 Heico Corporation Class A                  252        6,111
 Heico Corporation                          309        7,686
 *Hi-Shear Technology Corporation           300        1,575
 *Kellstrom Industries, Inc.                433        7,902
 *Kreisler Manufacturing Corporation      2,500       11,250
 *LMI Aerospace, Inc.                       376        1,622
 Newport News Shipbuilding                1,578       46,551
 *Orbital Sciences Corporation            1,647       38,910
 *Precision Standard, Inc.                  700        2,538
 Primex Technologies, Inc.                  376        8,108
 *Sequa Corporation                         564       39,480
 *Simula, Inc.                              443        2,880
 Stewart & Stevenson Services             1,032       15,738
 *The Fairchild Corporation Class A       1,431       18,245

----------------------------------------------------------------------

                                                   Shares        Value
----------------------------------------------------------------------

 Transtechnology Corporation                          232 $      4,568
 *TriStar Aerospace Company                           928        7,656
 United Technologies Corporation                    1,366       97,925
 *Venturian Corporation                               400        2,100
                                                          ------------
                                                               801,829
                                                          ------------
Airlines--0.6%
 Airborne Freight Corporation                       2,260       62,574
 *Airnet Systems, Inc.                                519        7,007
 *AirTran Holdings, Inc.                            2,893       16,635
 *Alaska Air Group, Inc.                            1,272       53,106
 *American West Holdings Corporation Class B        2,024       38,203
 *Atlantic Coast Airlines Holdings                    859       16,321
 *Atlas Air, Inc.                                   1,604       51,729
 Comair Holdings, Inc.                              4,380       91,159
 *Continental Airlines Class B                      2,964      111,521
 *Frontier Airlines, Inc.                             735       11,852
 *Kitty Hawk, Inc.                                    824        6,489
 *Mesa Air Group, Inc.                              1,546       11,619
 *Mesaba Holdings, Inc.                               887       11,309
 *Midway Airlines Corporation                         517        5,299
 *Midwest Express Holdings, Inc.                      630       21,420
 *Northwest Airlines Corporation Class A            3,635      118,138
 *Offshore Logistics, Inc.                            991       11,025
 Petroleum Helicopters NV                             245        3,001
 SkyWest, Inc.                                      1,084       27,032
 *Trans World Airlines, Inc.                        3,081       15,212
 *UAL Corporation                                   2,376      154,440
                                                          ------------
                                                               845,091
                                                          ------------
Automotive--1.4%
 *Aftermarket Technology, Inc.                        845        9,612
 *Alltrista Corporation                               348       11,484
 *American Axle & Manufacturing Holdings, Inc.      1,700       23,800
 AO Smith Corporation Class B                       1,042       29,176
 Arvin Industries, Inc.                             1,297       49,124
 Autocam Corporation                                  273        3,686
 *AutoNation, Inc.                                 20,898      372,236
 Bandag, Inc.                                         981       34,028
 Borg-Warner Automotive, Inc.                       1,245       68,475
 *Breed Technologies, Inc.                          2,359        5,308
 *Cannondale Corporation                              274        3,117
 Clarcor, Inc.                                      1,091       20,934
 Coachmen Industries, Inc.                            741       17,228
 Collins Industries, Inc.                             400        2,400
 *Copart, Inc.                                      1,191       25,309
 *Delco Remy International, Inc.                      869        9,559
 Delphi Automotive Systems Corporation              4,551       84,478
 *Dura Automotive Systems, Inc.                       522       17,357
 *Durakon Inds, Inc.                                  274        4,298
 *Excelsior-Henderson Motorcycle                      482        2,892
 Exide Corporation                                    955       14,086
 *Featherlite, Inc.                                   400        2,725
 *FinishMaster, Inc.                                  300        1,819
 *Group 1 Automotive, Inc.                            917       19,372
 Harley-Davidson, Inc.                              6,936      377,135

June 30, 1999 (Unaudited)

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
MIP Extended Index Portfolio                 Shares        Value
----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------

 Hastings Manufacturing Company                 100 $      1,356
 *Hayes Lemmerz International, Inc.           1,350       39,656
 Hertz Corporation Class A                    1,820      112,840
 *Holiday RV Superstores, Inc.                  400        1,650
 *Hometown Auto Retailers, Inc.--Class A        400        1,500
 Huffy Corporation                              434        6,076
 *Impco Technologies, Inc.                      365        4,654
 JLG Industries, Inc.                         1,972       40,180
 *Keystone Automotive Industries, Inc.          786       13,657
 *Lear Corporation                            2,983      148,404
 *Lithia Motors, Inc. Class A                   425        8,713
 *Lund International Holdings, Inc.             200        1,250
 Mascotech, Inc.                              2,062       34,925
 *McLaren Automotive Group, Inc.                593        2,891
 Meritor Automotive, Inc.                     3,088       78,744
 *Miller Industries, Inc.                     1,720        6,773
 Modine Manufacturing Company                 1,324       43,113
 *Monaco Coach Corporation                      557       23,568
 *Motorcar Parts & Accessories                  487        2,618
 *National R V Holdings, Inc.                   576       14,148
 *Noble International Ltd.                      300        4,800
 Oshkosh Truck Corporation                      405       20,377
 *R&B, Inc.                                     461        3,803
 *Raytech Corporation                           300        1,238
 Regal-Beloit Corporation                       935       22,089
 *Rush Enterprises, Inc.                        397        6,402
 *Safety Components International, Inc.         400        2,000
 Simpson Industries, Inc.                       672        6,888
 *Smart Choice Automotive Group, Inc.         2,000        1,375
 *Sonic Automotive, Inc.                      1,012       13,915
 Spartan Motors, Inc.                           562        3,232
 *Standard Automotive Corporation               200        3,475
 Standard Motor Products, Inc.                  584       14,308
 *Starcraft Corporation                       2,600       10,400
 *Strattec Security Corporation                 206        6,953
 Superior Industries International, Inc.      1,224       33,431
 *Supreme Inds, Inc.                            444        4,301
 *TBC Corporation                               882        6,229
 *The Coast Distribution System, Inc.           300          825
 *The Colonel's International, Inc.           1,089        8,712
 *The Kroll-O'Gara Company                      919       20,275
 Titan International, Inc.                      771        9,156
 *Transportation Components, Inc.             1,093        3,484
 *Ugly Duckling Corporation                     719        5,213
 *United Auto Group, Inc.                     1,064       10,906
 Wabash National Corporation                  1,027       19,898
 Winnebago Industries, Inc.                   1,020       22,950
 Wynn's International, Inc.                     841       15,506
                                                    ------------
                                                       2,078,495
                                                    ------------

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------

Banking--6.7%
 1st Source Corporation                           847 $     27,104
 1st State Bank Corporation, Inc.                 100        1,925
 ABC Bank Corporation                             267        3,538
 Abington Bank Corporation, Inc.                  200        2,700
 *ACE Cash Express, Inc.                          366        5,170
 Alabama National Bank Corporation                387        9,675
 Allegiant Bank Corporation, Inc.                 285        2,708
 Alliance Bank Corporation                        422        9,812
 AMB Financial Corporation                        400        5,050
 Ambanc Holding Company, Inc.                     246        4,059
 Amcore Financial, Inc.                         1,295       29,866
 Ameriana Bancorp                                 156        2,594
 American Bank Corporation                        140        2,958
 *American Bancshares, Inc.                       223        1,896
 American Bank of Connecticut                     167        4,081
 ANB Corporation                                  168        3,927
 Anchor Bank Corporation Wisconsin, Inc.        1,023       18,223
 Anchor Financial Corporation                     239        7,947
 Andover Bank Corporation, Inc.                   239        7,499
 Area Bancshares Corporation                      700       18,988
 Arrow Financial Corporation                      230        6,066
 ASB Financial Corporation                        400        4,850
 Associated Banc Corporation                    2,831      117,487
 Astoria Financial Corporation                  2,446      107,471
 *Atlantic Bank & Trust Company                   181        3,213
 Atlantic Financial Corporation                   186        3,348
 BancFirst Corporation                            415       14,214
 BancFirst Ohio Corporation                       292        7,191
 Banco Santander Puerto Rico                    1,700       30,706
 Bank of Connecticut, Inc.                        229        3,950
 Bank Corporation South, Inc.                   2,598       47,089
 Bancwest Corporation                           2,547       94,557
 Bank of Commerce/San Diego                       530       10,799
 Bank of Granite Corporation                      512       12,608
 Bank of South Carolina Corporation               400        5,900
 Bank of the Ozarks                               169        3,063
 *Bank Plus Corporation                           868        4,666
 Bank Santa Clara California                      102        2,576
 Bank United Corporation
 Class A                                        1,267       50,918
 BankAtlantic BanCorp, Inc. Class A               985        7,141
 *Bankfirst Corporation                           419        3,876
 Banknorth Group, Inc.                          1,035       34,155
 *Bankunited Financial Corporation Class A        657        6,324
 Bar Harbor Bankshares                            163        3,627
 Bay State BanCorp, Inc.                          113        2,324
 Bay View Capital Corporation                     865       17,733
 BB&T Corporation                                 149        5,466
 BCSB BankCorporation, Inc.                       273        2,321
 Belmont Bank Corporation                         193        1,930
 Berkshire Bank Corporation, Inc.                  95        3,806
 *Big Foot Financial Corporation                  400        6,000

June 30, 1999 (Unaudited)

-----------------------------------------------------------------
MIP Extended Index Portfolio                  Shares        Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------

 *BOK Financial Corporation                    1,954 $     49,339
 Borel Bank & Trust San Mateo                    129        2,145
 *Boston Private Financial Holdings, Inc.        300        2,250
 Bostonfed Bank Corporation, Inc.                192        3,432
 Brenton Banks, Inc.                             924       14,322
 Broad National Bank Corporation                 180        4,568
 Brodge View Bank Corporation                    124        2,153
 Brookline Bank Corporation, Inc.              1,301       15,043
 Bryn Mawr Bank Corporation                      158        4,029
 BSB Bank Corporation, Inc.                      318        8,586
 BT Financial Corporation                        580       14,228
 *BWC Financial Corporation                      200        4,725
 California Independent Bank Corporation         350        7,131
 Camco Financial Corporation                     245        3,231
 Camden National Corporation                     248        5,177
 *Capital Bank Corporation                       200        2,025
 Capital City Bank Group, Inc.                   326        8,150
 *Capital Corporation of the West                300        3,750
 Capitol Bank Corporation Ltd.                   232        4,147
 Carolina First Corporation                    1,001       24,399
 Carolina Southern Bank                          152        2,318
 Cascade Bank Corporation                        229        3,693
 *Cascade Financial Corporation                  250        3,500
 Cathay Bank Corporation, Inc.                   401       17,043
 Cavalry Bank Corporation, Inc.                  274        6,131
 CB Bancshares, Inc.                             131        4,159
 CCB Financial Corporation                     1,814       95,915
 CCBT Bank Corporation, Inc.                     334        6,430
 Cenit Bank Corporation, Inc.                    178        3,399
 *Centennial Bank Corporation                    621        8,578
 Center BankCorporation, Inc.                    210        3,203
 *Central Coast BanCorp                          238        3,689
 Centura Banks, Inc.                           1,250       70,469
 Century Bank Corporation, Inc. Class A          161        3,089
 Century South Banks, Inc.                       493       11,093
 CFS Bank Corporation, Inc.                      846        9,253
 CFSB Bank Corporation, Inc.                     330        8,126
 Charter One Financial, Inc.                   7,503      208,677
 Chemical Financial Corporation                  603       20,992
 Chester Valley Bank Corporation                 164        2,768
 Chittenden Corporation                        1,249       39,031
 Citizens Banking Corporation                  1,257       37,789
 Citizens Financial Services, Inc.               124        2,139
 *Citizens First Financial Corporation           722       10,469
 City Holding Company                            752       21,808
 City National Corporation                     2,053       76,859
 *Civic Bank Corporation                         207        2,924
 CKF Bank Corporation, Inc.                      400        6,125
 CNB BancShares, Inc.                          1,600       91,200
 Cnb Financial Corporation                       280        4,200
 CNBT Bancshares, Inc.                           219        2,792
 CNY Financial Corporation                       239        2,868
 Coast Bank Corporation                          242        4,901
 Coastal Bank Corporation, Inc.                  262        4,421

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

                                               Shares        Value
------------------------------------------------------------------
------------------------------------------------------------------

 Coastal Financial Corporation                    231 $      3,523
 Codorus Valley Bank Corporation, Inc.            420        7,455
 Colonial BancGroup, Inc.                       4,991       69,562
 *Colorado Business Bankshares                    246        2,829
 Columbia Bank Corporation                        204        2,703
 *Columbia Banking System, Inc.                   388        5,966
 Comm Bank Corporation, Inc.                       98        3,112
 Commerce Bank Corporation, Inc.                1,219       52,112
 Commerce Bancshares, Inc.                      2,754      110,849
 *Commerce Bank / Harrisburg                      255        6,758
 Commercial Bank of New York                      237        2,903
 Commercial Bankshares, Inc.                      165        3,568
 Commercial Federal Corporation                 2,708       62,792
 Commercial National Financial Corporation        161        2,938
 Commonwealth Bank Corporation, Inc.              542        9,722
 Community Bank Shares of Indiana, Inc.           200        3,625
 Community Bank System, Inc.                      269        6,826
 Community Banks, Inc.                            252        5,387
 Community Bankshares, Inc. (Tulsa)               582        7,057
 Community Bankshares, Inc. (Delaware)            161        4,025
 Community Federal BanCorp                        193        2,509
 Community Financial Corporation                  400        4,550
 Community First Banking Company                  123        2,445
 Community First Bankshares, Inc.               2,111       50,400
 Community Savings Bankshares                     244        3,081
 Community Trust Bank Corporation, Inc.           408        9,537
 Community West Bancshares                        200        1,950
 Compass Bancshares, Inc.                       4,959      135,119
 *Cooperative Bankshares, Inc.                    400        4,200
 Cornerstone Bank Corporation, Inc.               100        1,450
 CORUS Bankshares, Inc.                           651       20,710
 CoVest Bancshares, Inc.                          200        2,975
 CPB, Inc.                                        367        9,726
 Cullen/Frost Bankers, Inc.                     2,388       65,819
 CVB Financial Corporation                        739       19,214
 Delphos Citizens Bank Corporation, Inc.          400        7,100
 Desert Community Bank                            354        9,514
 Dime Bank Corporation, Inc.                    5,191      104,469
 Dime Community Bancshares                        427        9,928
 Downey Financial Corporation                   1,258       27,597
 Drovers Bancshares Corporation                   172        3,913
 Eagle Bacshares, Inc.                            211        4,378
 East Texas Financial Services, Inc.              400        5,650
 East West Bank Corporation, Inc.               1,000       10,063
 Eastern Virginia Bankshares                      190        3,325
 EFC Bank Corporation, Inc.                       335        3,853
 Elmira Savings Bank FSB                          342        7,610
 Emerald Financial Corporation                    379        7,462

June 30, 1999 (Unaudited)

------------------------------------------------------------------
MIP Extended Index Portfolio                   Shares        Value
------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------

 *Equitable Federal Savings Bank                  400 $      7,400
 ESB Financial Corporation                        200        2,625
 F&M Bank Corporation, Inc.                       634       23,934
 Farmers Capital Bank Corporation                 278        9,869
 FCNB Corporation                                 288        6,300
 *FFBS Bank Corporation, Inc.                     326        6,520
 FFD Financial Corporation                        400        5,800
 FFLC Bank Corporation, Inc.                      164        2,911
 FFW Corporation                                  400        5,400
 FFY Financial Corporation                        288        5,328
 Fidelity Bank Corporation, Inc. (Indana)         107        2,294
 Fidelity Bank Corporation, Inc. (Texas)          400        6,850
 Fidelity Bankshares, Inc.                        250        4,000
 Fidelity Financial of Ohio, Inc.                 500        6,000
 Fidelity National Corporation                    363        3,358
 Fifth Third Bank Corporation                      55        3,661
 Finger Lakes Financial Corporation               200        2,200
 First American Corporation                     4,768      198,170
 First Bank Corporation of North Carolina         135        3,308
 First Banking Company                            173        3,676
 *First Bank of America, Inc.                     198        3,601
 First Bankshares, Inc.                           400        4,600
 First Bell Bank Corporation, Inc.                229        4,065
 First Busey Corporation Class A                  606       15,680
 First Charter Corporation                        808       19,998
 First Citizens BancShares, Inc.                  509       41,102
 First Citizens Corporation                       146        5,512
 First Commerce Bancshares, Inc. Class A          583       13,701
 First Commonwealth Financial Corporation       1,384       33,043
 First Defiance Finl Corporation                  301        3,386
 First Essex Bank Corporation, Inc.               278        4,518
 First Federal of Kentucky                        152        3,420
 First Federal Bank Corporation, Inc.             600        4,650
 *First Federal Bank Corporation                  600        4,650
 First Federal Bancshares of Arkansas             204        3,774
 First Federal Bankshares, Inc.                   329        3,167
 First Federal Capital Corporation                681       10,045
 First Federal of East Hartford                   138        3,657
 First Financial Bank Corporation               1,619       36,630
 First Financial Bankshares, Inc.                 426       13,526
 First Financial Corporation                      400        4,900
 First Financial Corporation                      322       12,176
 First Financial Holdings, Inc.                   501        9,394
 First Franklin Corporation                       400        5,300
 *First Georgia Holding, Inc.                     900        5,400
 First Independence Corporation                   400        4,300
 First Indiana Corporation                        468       10,004
 First International Bak Corporation, Inc.        355        4,615

------------------------------------------------------------------

                                               Shares        Value
------------------------------------------------------------------
------------------------------------------------------------------

 First Keystone Financial, Inc.                   400 $      5,250
 First Liberty Financial Corporation              500       15,688
 First Mariner Bank Corporation                   400        4,400
 First Merchants Corporation                      371        8,811
 First Midwest Bank Corporation, Inc.           1,299       51,635
 First Midwest Financial, Inc.                    400        5,825
 First Mutual Savings Bank                        220        2,640
 First Northern Capital Corporation               324        3,746
 First Oak Brook Bancshares Class A               164        3,301
 First of Long Island Corporation                 114        4,104
 First Philson Financial Corporation              100        4,050
 First Place Financial Corporation                100        1,231
 *First Republic Bank                             324        9,376
 First Savings Bank Corporation, Inc.             166        3,320
 First Security Corporation                     8,577      233,723
 First SecurityFed Financial, Inc.                200        2,300
 First Sentinel Bank Corporation, Inc.          1,930       17,129
 First Southern Bancshares                        400        4,500
 First State Bank Corporation                     152        2,945
 First Tennessee National Corporation           5,737      219,799
 First United Bancshares, Inc.                  1,131       21,065
 First United Corporation                         227        3,490
 First Virginia Banks, Inc.                     2,240      110,040
 First Washington Bank Corporation, Inc.          421        8,446
 First West Virgina Bank Corporation, Inc.        200        4,400
 First Western Bank Corporation, Inc.             497       16,650
 Firstbank Corporation                          1,333       30,076
 Firstfed America Bank Corporation, Inc.          289        3,883
 *FirstFed Financial Corporation                  945       18,191
 Firstmerit Corporation                         3,990      111,969
 FirstSpartan Financial Corporation               146        3,395
 Flag Financial Corporation                       200        2,000
 Flagstar Bank Corporation, Inc.                  611       15,428
 *Florida Banks, Inc.                             200        1,563
 *FloridaFirst Bank Corporation                   200        1,725
 Flushing Financial Corporation                   414        6,365
 FMS Financial Corporation                        200        1,875
 FNB Corporation (North Carolina)                 794       21,438
 FNB Corporation (Pennsylvania)                   134        2,848
 FNB Financial Services Corporation               153        2,333
 Foothill Independent Bank Corporation            220        2,998
 Frontier Financial Corporation                   704       17,248
 FSF Financial Corporation                        400        5,675
 FVNB Corporation                                 106        3,127
 F&M Bank Corporation                             387       12,989
 F&M National Corporation                         979       32,491
 GA Financial, Inc.                               263        3,846

June 30, 1999 (Unaudited)

----------------------------------------------------------------
MIP Extended Index Portfolio                 Shares        Value
----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------

 Gaston Federal Bank Corporation, Inc.          201 $      2,563
 GBC Bank Corporation                           633       12,818
 German American Bank Corporation               319        5,682
 GFSB Bank Corporation, Inc.                    400        5,400
 Glacier Bank Corporation, Inc.                 338        7,901
 Gold Banc Corporation, Inc.                    410        5,381
 *Golden State Bank Corporation               5,756      126,632
 Grand Premier Financial, Inc.                  810       10,024
 Granite State Bankshares, Inc.                 218        5,041
 Great Southern Bank Corporation, Inc.          289        7,695
 Greater Bay Bank Corporation                   429       14,264
 Greater Community Bank Corporation             200        2,000
 Greater Delaware Valley Savings Bank           200        1,825
 Green Street Financial Corporation             182        2,116
 Greenpoint Financial Corporation             4,780      156,844
 GS Financial Corporation                       400        4,375
 Guaranty Federal Bancshares, Inc.              200        2,350
 Guaranty Financial Corporation                 400        4,550
 *Gulf West Banks, Inc.                         296        2,535
 Habersham Bank Corporation                     400        5,800
 *Hallmark Capital Corporation                  200        2,275
 *Hamilton Bank Corporation, Inc.               370        8,880
 Hancock Holding Company                        468       21,002
 Harbor Florida Bancshares, Inc.              1,383       16,942
 Harleysville National Corporation              259        9,259
 Harleysville Savings Bank                      506        7,970
 Harrington Financial Group, Inc.               600        4,350
 Harris Financial, Inc.                       1,507       16,294
 Haven Bank Corporation, Inc.                   326        5,216
 *Hawthorne Financial Corporation               200        3,250
 Heritage Bank Corporation, Inc.                170        2,933
 *Heritage Commerce Corporation                 165        2,444
 Heritage Financial Corporation                 443        3,793
 *HF Bancorp Inc.                               235            0
 HF Financial Corporation                       212        2,836
 High Point Financial Corporation               200        3,438
 Highland Bank Corporation, Inc.                282        5,323
 Hingham Institution for Savings                400        5,750
 HMN Financial, Inc.                            241        2,802
 Home Bank Corporation                           97        2,680
 Home City Financial Corporation                400        5,400
 Home Federal Bank Corporation                  189        5,363
 Home Financial Bank Corporation                600        4,350
 Hopfed Bank Corporation, Inc.                  180        3,960
 Horizon Financial Corporation                  276        3,778
 Hudson River Bank Corporation, Inc.            658        7,320
 Hudson United Bank Corporation               2,005       61,418
 *Imperial Bank Corporation                   1,841       36,475
 Independence Community Bank Corporation      3,402       45,927
 Independence Federal Savings Bank              400        4,850

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

                                                  Shares        Value
---------------------------------------------------------------------
---------------------------------------------------------------------

 Independent Bank Corporation (Massachusetts)        548 $      8,631
 Independent Bank Corporation (Michigan)             272        4,726
 Indiana United Bank Corporation                     176        3,322
 Industrial Bank Corporation, Inc.                   180        3,645
 Interchange Financial Services Corporation          236        3,953
 International Bancshares Corporation                790       33,427
 InterWest Bank Corporation, Inc.                    707       17,675
 Investors Financial Services Corporation            600       24,000
 Iroquois Bank Corporation, Inc.                     200        3,725
 Irwin Financial Corporation                         969       18,896
 ISB Financial Corporation                           253        5,440
 *ITLA Capital Corporation                           200        3,150
 Jacksonville Savings Bank                           400        3,950
 James River Bankshares, Inc.                        200        3,125
 JeffBanks, Inc.                                     382       10,863
 Jefferson Savings Bank Corporation, Inc.            371        5,148
 JSB Financial, Inc.                                 428       21,775
 Kankakee Bank Corporation, Inc.                     382       10,219
 Keystone Financial, Inc.                          2,301       68,023
 Klamath First Bank Corporation, Inc.                365        5,475
 KSB Bank Corporation, Inc.                          400        5,050
 Lake Ariel Bank Corporation, Inc.                   215        2,526
 Lakeland Financial Corporation                      213        3,728
 Lamar Capital Corporation                           100          950
 Leeds Federal Bankshares, Inc.                      232        2,552
 Letchworth Independent                              151        2,114
 Lexington B&L Financial Corporation                 400        4,700
 Logansport Financial Corporation                    400        4,525
 LSB Bancshares, Inc.                                321        6,099
 M&T Bank Corporation                                351      193,050
 MAF Bank Corporation, Inc.                        1,136       27,548
 Mahaska Investment Company                          162        2,450
 Mahoning National Bank Corporation, Inc.            232       10,150
 Main Street Bank Corporation, Inc.                  383        5,554
 Marshall & Ilsley Corporation                     4,745      305,449
 Mason-Dixon Bancshares, Inc.                        186        8,916
 Massbank Corporation                                130        4,875
 Matewan Bancshares, Inc.                            146        3,504
 MBLA Financial Corporation                          400        9,200
 MECH Financial, Inc.                                192        7,200
 Medford Bank Corporation, Inc.                      321        5,898
 Mercantile Bankshares                             3,194      112,988
 Merchants Bank Corporation, Inc.                    191        5,348
 Merchants Bancshares, Inc.                          162        3,686
 Merchants New York Bank Corporation, Inc.           434       14,539
 Merit Holding Corporation                           209        4,729
 MetroCorporation Bancshares, Inc.                   313        2,700
 *Metropolitan Financial Corporation                 200        1,525

June 30, 1999 (Unaudited)

-----------------------------------------------------------------------------
MIP Extended Index Portfolio                              Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------
 Metrowest Bank                                              637 $      4,459
 MFB Corporation                                             400        8,500
 Michigan Financial Corporation                              238        7,705
 Mid Coast Bank Corporation                                  600        4,200
 Mid Penn Bank Corporation, Inc.                             123        2,967
 MidAmerica Bank Corporation                                 457       11,254
 Mid-State Bancshares                                        450       15,188
 Midwest Banc Holdings, Inc.                                 415        7,885
 Midwest Bancshares, Inc.                                    400        5,050
 Mississippi Valley Bancshares, Inc.                         424       14,045
 MNB Bancshares, Inc.                                        400        3,500
 Monterey Bay Bank Corporation, Inc.                         167        2,463
 Montgomery Financial Corporation                            200        1,913
 *Mutual Savings Bank                                        200        2,625
 National Bank Corporation of Alaska, Inc.                 1,376       36,464
 *National Bancshares Corporation of Texas                   188        2,985
 National City Bank Corporation                              326        6,805
 National City Bancshares, Inc.                              664       21,207
 National Commerce Bank Corporation                        4,474       97,869
 National Penn Bancshares, Inc.                              760       17,884
 NBT Bank Corporation, Inc.                                  559       11,460
 *Net.B@nk, Inc.                                           1,078       40,964
 New England Community Bank Corporation, Inc. Class A        259        7,139
 Newsouth Bank Corporation, Inc.                             182        3,231
 Niagara Bank Corporation, Inc.                            1,331       14,142
 North Central Bancshares, Inc.                              138        2,312
 *North County Bank Corporation                              200        3,350
 North Fork Bank Corporation, Inc.                         6,384      136,059
 Northeast Bank Corporation                                  716        6,892
 Northeast Indiana Bank Corporation, Inc.                    400        6,000
 *Northern Bank of Commerce                                  300        1,875
 Northern States Financial Corporation                       164        3,875
 Northway Financial, Inc.                                    309        8,575
 Northwest Bank Corporation, Inc.                          2,096       20,960
 Northwest Equity Corporation                                400        9,000
 Norwood Financial Corporation                               200        4,775
 NS&L Bank Corporation                                       480        6,180
 NSD Bank Corporation, Inc.                                  128        2,816
 Nutmeg Federal Savings & Loan                               200        1,650
 Oak Hill Financial, Inc.                                    196        3,577
 Ocean Financial Corporation                                 544        9,860
 Ohio Valley Banc Corporation                                126        3,938
 Old Kent Financial Corporation                            4,944      207,049
 Old National Bank Corporation                             1,936       58,201
 Old Second Bank Corporation, Inc.                           224        6,048
 One Valley Bank Corporation, Inc.                         1,553       58,238
 Orange National Bank Corporation                            156        5,460
 Oregon Trail Financial Corporation                          200        2,550
 Oriental Financial Group, Inc.                              605       14,596

----------------------------------------------------------------

                                             Shares        Value

----------------------------------------------------------------
 Ottawa Financial Corporation                   223 $      4,801
 Pab Bankshares, Inc.                           271        4,336
 Pacific Bank                                   198        3,774
 Pacific Capital Bank Corporation             1,080       34,020
 Pacific Century Financial Corporation        3,588       77,366
 Pamrapo Bank Corporation, Inc.                 127        2,858
 Park National Corporation                      416       41,600
 Parkvale Financial Corporation                 233        5,068
 Pathfinder Bank Corporation, Inc.              400        3,500
 Patriot Bank Corporation                       228        2,166
 *PBOC Holdings, Inc.                           806        8,060
 Peekskill Financial Corporation                400        5,300
 Pennfed Financial Services, Inc.               339        5,339
 Peoples Bancshares, Inc.                       200        4,050
 Peoples Bank Corporation                       232        6,380
 Peoples Bank & Trust Company (Georgia)         189        3,213
 Peoples Bank (California)                    2,891       87,995
 Peoples Bank (Florida)                       1,627       16,219
 Peoples Bank (North Carolina)                  102        4,055
 Peoples Bank (Virginia)                        145        2,719
 Peoples Bank                                   465        8,835
 Peoples Financial Corporation                  200        1,925
 Peoples Holding Company                        215        6,988
 Permanent Bank Corporation, Inc.               200        2,000
 *PFF Bank Corporation, Inc.                    569       10,669
 PHS Bank Corporation, Inc.                     400        4,100
 Pinnacle Banc Group, Inc.                      276        8,780
 Pinnacle Bancshares, Inc.                      800        7,900
 Pittsburgh Home Financial Corporation          400        5,325
 Popular, Inc.                                6,068      183,936
 Premier Bancshares, Inc.                     1,113       20,382
 Premier Financial Bank Corporation             234        3,218
 Premier National Bank Corporation, Inc.        577       11,540
 Prime Bank Corporation, Inc.                   405       11,188
 Prime Bancshares, Inc.                         379        6,775
 Princeton National Bank Corporation            171        2,586
 Progress Financial Corporation                 235        3,437
 Prosperity Bancshares, Inc.                    231        3,378
 Provident Bankshares Corporation             1,139       26,482
 Provident Financial Group                    1,918       83,913
 Provident Financial Holdings, Inc.             200        4,000
 PVF Capital Corporation                        200        2,875
 Omega Financial Corporation                    401       13,935
 *Quad City Holdings, Inc.                      200        3,550
 *Quaker City Bank Corporation, Inc.            200        3,300
 Queens County Bank Corporation, Inc.           951       30,789
 Redwood Empire Bank Corporation                151        3,605
 Reliance Bank Corporation, Inc.                320        8,840
 Republic Bank Corporation, Inc. Class A        540        6,278
 Republic Bank Corporation, Inc.              1,673       25,409
 *Republic Bancshares, Inc.                     454        9,307

June 30, 1999 (Unaudited)

---------------------------------------------------------------------
MIP Extended Index Portfolio                      Shares        Value

---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------
 Republic Banking Corporation                        951 $     18,307
 *Republic First Bank Corporation, Inc.              248        1,984
 Republic Security Financial Corporation           2,115       17,713
 Resource Bankshares Corporation                     200        3,900
 Riggs National Corporation                        1,371       28,191
 Riverview Bank Corporation                          259        2,914
 Roslyn Bank Corporation, Inc.                     3,452       59,331
 Royal Bancshares Class A                            274        4,453
 R&G Financial Corporation Class B                   374        6,358
 Sandy Spring Bank Corporation, Inc.                 354        9,824
 Seacoast Banking Corporation                        184        5,612
 Second Bank Corporation, Inc.                       573       16,760
 Shoreline Financial Corporation                     338       10,161
 SierraWest Bank Corporation                         194        5,953
 *Silicon Valley Bancshares                          923       22,844
 Simmons First National Corporation Class A          211        6,778
 SJNB Financial Corporation                          110        3,328
 Skaneateles Bank Corporation, Inc.                  400       10,400
 Sky Financial Group, Inc.                         2,096       57,116
 SNB Bancshares, Inc.                                200        4,000
 Sound Federal Bank Corporation                      233        2,199
 South Alabama Bank Corporation                      240        3,090
 Southside Bankshares Corporation                    320        3,620
 Southwest Bank Corporation, Inc.                    140        3,150
 *Southwest Bank (Texas)                           1,438       25,884
 Southwest Georgia Financial Corporation             134        2,647
 Sovereign Bank Corporation, Inc.                  7,131       86,463
 St Francis Capital Corporation                      340        7,310
 St Paul Bank Corporation, Inc.                    1,861       47,456
 State Bank Corporation, Inc.                        254        4,055
 State Financial Services Corporation Class A        371        5,658
 StateFed Financial Corporation                      200        2,225
 Staten Island Bank Corporation, Inc.              1,992       35,856
 Statewide Financial Corporation                     200        4,650
 Sterling Bank Corporation                           303        5,757
 Sterling Bancshares, Inc.                           995       13,308
 Sterling Financial Corporation                      237        8,117
 *Sterling Financial Corporation                     360        4,973
 Stone Street Bank Corporation, Inc.                 548       10,960
 Suffolk Bank Corporation                            224        6,216
 Summit Bancshares, Inc.                             240        4,170
 *Summit Financial Corporation                       200        2,925
 Sun Bank Corporation, Inc.                          252        6,080
 *Sun Bank Corporation, Inc. (New Jersey)            246        4,305
 Susquehanna Bancshares, Inc.                      1,604       28,371
 SY Bank Corporation, Inc.                           242        6,050

----------------------------------------------------------------

                                             Shares        Value

----------------------------------------------------------------
 S&T Bank Corporation, Inc.                   1,236 $     31,209
 TCF Financial Corporation                    3,887      108,350
 *Telebanc Financial Corporation              1,306       50,608
 Texas Regional Bancshares Class A              644       17,509
 TF Financial Corporation                       129        2,451
 *The Banc Corporation                          390        4,168
 The Savannah Bank Corporation, Inc.            336        7,392
 The Trust Company of New Jersey                885       20,798
 Thistle Group Holdings Company                 402        3,543
 TIB Financial Corporation                      300        3,225
 Timberland Bank Corporation, Inc.              267        3,137
 Tompkins County Trustco, Inc.                  179        5,818
 Triangle Bank Corporation, Inc.              1,125       19,055
 Trico Bancshares                               259        4,792
 Trust Company Bank Corporation               1,198       32,196
 Trustmark Corporation                        3,256       74,481
 Twin City Bank Corporation, Inc.               400        5,150
 *Ucbh Holdings, Inc.                           344        6,171
 UMB Financial Corporation                      907       38,888
 Union Bankshares Corporation                   276        5,279
 Unionbancal Corporation                      7,839      283,184
 United Bank Corporation, Inc.                  125        2,250
 United Bankshares, Inc.                      1,924       50,986
 United Community Financial Corporation       1,435       21,077
 United National Bank Corporation               551       13,086
 *United Panam Financial                        772        2,509
 *United Security Bank Corporation              200        2,600
 Unity Bank Corporation, Inc.                   100        1,175
 US Trust Corporation                           832       76,960
 USB Holding Company, Inc.                      583        8,927
 USBank Corporation, Inc.                       503        7,922
 UST Corporation                              1,912       57,838
 *Vail Banks, Inc.                              259        2,687
 Valley National Bank Corporation             2,744       78,890
 *VIB Corporation                               369        3,321
 Virginia Capital Bancshares, Inc.              200        3,050
 *Virginia Commerce Bank                        440        6,270
 Vista Bank Corporation, Inc.                   176        3,344
 VRB Bank Corporation                           388        2,813
 Wachovia Corporation                           112        9,583
 Warren Bank Corporation, Inc.                  354        2,921
 Warwick Community Bank Corporation             243        3,098
 Washington Federal, Inc.                     2,507       56,251
 Washington Trust Bank Corporation, Inc.        368        6,624
 Webster Financial Corporation                1,694       45,950
 WesBanco, Inc.                                 935       28,050
 West Coast Bank Corporation                    524        9,170
 Westamerica Bank Corporation                 1,808       65,992
 WestCorporation                                976       10,980
 Westerfed Financial Corporation                206        3,373
 Western Bank Corporation                       926       40,281
 Western Ohio Financial Corporation              96        2,424
 Westernbank Puerto Rico                      1,889       24,675

June 30, 1999 (Unaudited)

----------------------------------------------------------------------
MIP Extended Index Portfolio                       Shares        Value

----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
 WHG Bancshares Corporation                           400 $      3,450
 Whitney Holding Corporation                        1,045       41,539
 Winton Financial Corporation                         300        3,825
 *Wintrust Financial Corporation                      300        5,288
 Wood Bank Corporation, Inc.                          120        2,310
 WSFS Financial Corporation                           437        6,418
 WVS Financial Corporation                            159        2,405
 Yardville National BnaCorporation                    222        2,775
 York Financial Corporation                           352        5,148
 Zions Bank Corporation                             3,498      222,123
                                                          ------------
                                                            10,163,763
                                                          ------------
Beverages, Food & Tobacco--1.9%
 *800-JR Cigar, Inc.                                  567        7,017
 *Agribrands International, Inc.                      477       18,871
 Alico, Inc.                                          259        4,015
 Amcon Distributing Company                           200        2,000
 *American Italian Pasta Company Class A              809       24,573
 *Aurora Foods, Inc.                                2,997       52,448
 *Balance Bar Company                                 418        2,534
 *Ben & Jerry's Homemade, Inc. Class A                267        7,409
 *Beringer Wine Estates Holdings, Inc. Class B        808       33,759
 Bob Evans Farms, Inc.                              1,833       36,431
 *Boston Beer Company, Inc. Class A                   604        4,870
 Bridgeford Food Corporation                          419        4,504
 Brooke Group Ltd.                                    937       21,902
 *Bush Boake Allen, Inc.                              862       25,214
 *Cadiz, Inc.                                       1,489       14,052
 Cagle's, Inc. Class A                                214        3,852
 *Canandaigua Brands, Inc. Class A                    799       41,898
 *Celestial Seasonings, Inc.                          307        6,601
 *Chalone Wine Group Ltd.                             320        3,120
 Chiquita Brands International, Inc.                2,926       26,334
 *Chock Full O' Nuts                                  484        5,052
 Coca-Cola Bottling Company                           374       20,944
 Corn Product International, Inc.                   1,603       48,791
 Dean Foods Company                                 1,960       81,463
 *Del Monte Foods Company                           2,596       43,483
 *Delicious Brands, Inc.                              191        1,695
 Dimon, Inc.                                        1,642        8,518
 Dole Food Company                                  2,650       77,844
 Dreyer's Grand Ice Cream, Inc.                     1,221       18,468
 Earthgrains Company                                1,923       49,637
 Farmer Brothers Company                               86       17,200
 Fleming Company, Inc.                              1,711       19,890
 Flowers Industries, Inc.                           4,466       96,856
 *Fresh America Corporation                           196        2,744
 *Fresh Del Monte Produce, Inc.                     2,629       37,135
 *Gardenburger, Inc.                                  319        2,811
 *Geerlings & Wade, Inc.                              200        1,600
 *General Cigar Holdings, Inc.                        442        3,453
 Golden Enterprises                                   544        2,040

----------------------------------------------------------------

                                             Shares        Value

----------------------------------------------------------------
 *Golden State Vintners, Inc. Class B           229 $      1,403
 *Green Mountain Coffee, Inc.                   100          684
 *Gumtech International, Inc.                   270        2,768
 *Hansen Natural Corporation                    400        1,750
 *Hines Horticulture, Inc.                      814        8,140
 *Holt's Cigar Holdings, Inc.                   300        1,313
 *Horizon Organic Holding Corporation           354        5,177
 Hormel Foods Corporation                     3,293      132,543
 IBP, Inc.                                    4,153       98,634
 Imperial Sugar Company                       1,185        8,221
 *International Home Foods, Inc.              3,465       63,886
 International Multifoods Corporation           838       18,907
 Interstate Bakeries Corporation              3,220       72,249
 *J&J Snack Foods Corporation                   332        7,968
 JM Smucker Company                           1,303       28,992
 *Keebler Foods Company                       3,761      114,240
 Lancaster Colony Corporation                 1,893       65,309
 Lance, Inc.                                  1,341       20,953
 Maui Land & Pineapple Company                  321        4,935
 McCormick & Company, Inc.                    3,452      108,954
 *Merkert American Corporation                  266        2,527
 Michael Foods, Inc.                            948       22,278
 *Midwest Grain Products, Inc.                  357        3,972
 *M&F Worldwide Corporation                     761        6,040
 Nabisco Holdings Corporation Class A         2,299       99,432
 Nash F, Inc. Company                           418        4,219
 *National Beverage Corporation                 681        6,214
 Northland Cranberries Class A                  727        6,134
 *Odwalla, Inc.                                 100          775
 *Omega Protein Corporation                     895        4,699
 *Orange Corporation, Inc.                      461        2,507
 *Pepsi Cola Puerto Rico                        792        4,356
 *Performance Food Group Company                862       23,436
 Pilgrim's Pride Corporation Class B          1,234       37,020
 *RalCorporation Holdings, Inc.               1,428       22,937
 *Rica Foods, Inc.                              336        3,948
 Richfood Holdings, Inc.                      2,133       37,594
 Riviana Foods, Inc.                            667       12,506
 Sanderson Farms, Inc.                        1,029       14,663
 Seaboard Corporation                            66       22,440
 *Seneca Foods Corporation Class A              400        5,300
 *Smart & Final, Inc.                           830        8,715
 *Smithfield Foods, Inc.                      1,979       66,173
 Standard Commercial Corporation                573        3,366
 *Suiza Foods Corporation                     1,566       65,576
 *Suprema Specialties, Inc.                     400        2,775
 *Sylvan, Inc.                                  285        3,313
 Tasty Baking                                   288        3,546
 *The Hain Food Group, Inc.                     495       10,209
 The Pepsi Bottling Group, Inc.               7,100      163,744
 *The Robert Mondavi Corporation Class A        362       13,168

June 30, 1999 (Unaudited)

----------------------------------------------------------------
MIP Extended Index Portfolio                 Shares        Value

----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------
 Tootsie Roll Industries, Inc.                1,497 $     57,822
 Tyson Food, Inc.                            10,342      232,695
 *United Natural Foods, Inc.                    813       20,122
 Universal Corporation                        1,506       42,827
 Universal Foods Corporation                  2,290       48,376
 US Foodservice, Inc.                         2,115       90,152
 *Vacu-Dry Company                              400        3,900
 Weider Nutrition International                 414        1,708
 Whitman Corporation                          4,513       81,234
 *WLR Foods, Inc.                               605        4,916
 Worthington Foods, Inc.                        454        7,491
 *Yocream International, Inc.                   200          988
 Zapata Corporation                             880        7,480
                                                    ------------
                                                       2,931,347
                                                    ------------
Building Materials--0.8%
 Amcol International Corporation              1,498       21,534
 Andersons, Inc.                                301        3,838
 Apogee Enterprises, Inc.                     1,019       13,693
 *Barnett, Inc.                                 697        5,228
 *Cameron Ashley Building Prods                 418        4,363
 *CapRock Communications Corporation          1,494       60,507
 CARBO Ceramics, Inc.                           538       16,375
 Centex Construction Products, Inc.             909       31,020
 Chemed Corporation                             362       12,037
 *Comfort Systems USA, Inc.                   1,659       29,862
 *Continental Materials Corporation             100        1,925
 Elcor Corporation                              580       25,339
 Florida Rock Industries, Inc.                  845       38,448
 *Giant Cement Holding, Inc.                    339        7,755
 *Group Maintenance America Corporation       1,411       18,255
 *Integrated Electrical Services, Inc.        1,292       20,834
 *International Smart Sourcing, Inc.            200        1,000
 Johns Manville Corporation                   7,095       92,235
 Kennametal, Inc.                             1,336       41,416
 Lafarge Corporation                          3,201      113,435
 Lawson Products, Inc.                          398       10,025
 Lone Star Industries, Inc.                   1,057       39,704
 Martin Marietta, Inc.                        2,083      122,897
 Noland Company                                 136        2,754
 *Plymouth Rubber Company, Inc.--Class A        400        3,150
 Puerto Rican Cement Company, Inc.              198        6,571
 *Rock of Ages Corporation                      174        1,784
 *Schuff Steel Company                          300        1,781
 *Service Experts, Inc.                         779       17,089
 Southdown, Inc.                              1,722      110,639
 *Swiss Army Brands, Inc.                       353        3,133
 United States Lime & Minerals, Inc.            600        4,575
 USG Corporation                              2,223      124,488
 Vulcan Materials Company                     4,497      216,980
 Watts Industries, Inc.                       1,201       23,044
 *Wickes, Inc.                                  500        3,094
 Wolohan Lumber Company                         262        3,210
                                                    ------------
                                                       1,254,017
                                                    ------------

------------------------------------------------------------------

                                               Shares        Value

------------------------------------------------------------------
Chemicals--1.5%
 A Schulman, Inc.                               1,488 $     25,575
 Aceto Corporation                                299        3,439
 *Advanced Technical Products, Inc.               200        2,613
 *AEP Industries, Inc.                            445       13,461
 *Airgas, Inc.                                  3,151       38,600
 Albemarle Corporation                          2,102       48,609
 *American Pacific Corporation                    367        3,097
 American Vanguard Corporation                    200        1,075
 *Applied Extrusion Tech, Inc.                    496        3,782
 Arch Chemicals, Inc.                           1,000       24,313
 *Atlantis Plastics, Inc. Class A                 600        8,400
 *Balchem Corporation--Class B                    200        1,150
 Brady Corporation Class A                      1,007       32,728
 *Brunswick Technologies, Inc.                  1,700        9,244
 Cabot Corporation                              3,077       74,425
 Calgon Carbon Corporation                      1,436        8,526
 Cambrex Corporation                            1,090       28,613
 *CFC International, Inc.                         800        8,600
 Chase Corporation                                100        1,163
 *ChemFirst, Inc.                                 841       20,447
 Church & Dwight Company, Inc.                    862       37,497
 CPAC, Inc.                                       303        2,538
 Crompton & Knowles Corporation                 3,224       63,070
 *Cytec Industries, Inc.                        1,935       61,678
 *Denali, Inc.                                    200        1,500
 *Detrex Corporation                              200        1,250
 *Eco Soil Systems, Inc.                          815        4,381
 Ethyl Corporation                              3,734       22,404
 Ferro Corporation                              1,585       43,588
 *Foamex International, Inc.                      922        5,129
 Fuller (H B) Company                             625       42,734
 Furon Company                                  1,079       20,501
 Gentek, Inc.                                     933       12,945
 Geon Company                                   1,045       33,701
 Georgia Gulf Corporation                       1,379       23,271
 *Gundle/SLT Environmental, Inc.                  588        2,499
 Hanna (M A) Company                            2,218       36,458
 Hawkins Chemical, Inc.                           418        3,396
 *Home Products International, Inc.               456        3,876
 IMC Global, Inc.                               5,115       90,152
 *JLM Industries, Inc.                            500        2,625
 *Landec Corporation                              573        2,149
 Lesco, Inc.                                      309        5,910
 Lilly Industries, Inc. Class A                 1,038       19,268
 Liqui-Box Corporation                            171        9,191
 Lubrizol Corporation                           2,466       67,199
 Lyondell PetroChemical                         5,142      106,054
 MacDermid, Inc.                                1,124       52,266
 *McWhorter Technologies, Inc.                    381        5,501
 Millennium Chemicals, Inc.                     3,474       81,856
 Minerals Technologies, Inc.                      985       54,975
 Mining Services International Corporation        200          950
 Mississippi Chemical Corporation               1,177       11,549
 Myers Industries, Inc.                           819       16,380
 *Nanophase Technologies Corporation              900        2,025
 NL Industries, Inc.                            2,332       25,944

June 30, 1999 (Unaudited)

------------------------------------------------------------------------
MIP Extended Index Portfolio                         Shares        Value

------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
 Northern Technologies International Corporation        100 $        713
 *NuCo2, Inc.                                           322        2,818
 OEA, Inc.                                              759        6,736
 Olin Corporation                                     2,093       27,601
 OM Group, Inc.                                       1,060       36,570
 O'Sullivan Corporation                                 575        7,008
 Penford Corporation                                    271        4,404
 Premark International, Inc.                          2,760      103,500
 Raven Industries, Inc.                                 210        3,360
 *Reunion Industries, Inc.                            1,900        6,531
 Rollins, Inc.                                        1,366       21,771
 RPM, Inc.                                            4,947       70,186
 Solutia, Inc.                                        5,427      115,663
 *Southwall Technologies, Inc.                          200          800
 Spartech Corporation                                 1,202       38,013
 *Spinnaker Industries, Inc. Class A                    159        2,047
 *Spinnaker Industries, Inc.                            168        2,247
 *Surmodics, Inc.                                       324        5,306
 *Synthetech, Inc.                                      635        3,453
 *Syntroleum Corporation                                992        8,866
 Terra Industries, Inc.                               3,350       13,400
 Terra Nitrogen Company LP                              682        6,564
 The Dexter Corporation                               1,041       42,486
 The Flamemaster Corporation                            200        1,138
 *The Scotts Company Class A                            835       39,767
 The Standard Products Company                          903       23,139
 *Triple S Plastics, Inc.                               200          850
 Tuscarora, Inc.                                        350        4,747
 *Uniroyal Technology Corporation                       560        6,580
 *US Home & Garden, Inc.                                881        3,304
 USEC, Inc.                                           4,474       66,551
 *US Plastic Lumber Company                           1,054       10,474
 Valhi, Inc.                                          5,722       63,657
 *Valley National Gases, Inc.                           430        1,774
 Valspar Corporation                                  1,955       74,290
 *Vertex Pharmaceuticals, Inc.                        1,133       27,334
 *Viskase Companies, Inc.                               664        2,739
 Vulcan International Corporation                       200        7,300
 Wellman, Inc.                                        1,400       22,313
 West Pharmaceutical Services, Inc.                     671       26,337
                                                            ------------
                                                               2,246,607
                                                            ------------
Coal--0.1%
 Arch Coal, Inc.                                      1,765       24,489
 *CONSOL Energy, Inc.                                 3,300       39,600
 Penn Virginia Corporation                              330        6,518
                                                            ------------
                                                                  70,607
                                                            ------------
Commercial Services--3.5%
 Aaron Rents, Inc. Class A                              171        3,078
 *Abacus Direct Corporation                             438       40,077
 ABM Industries, Inc.                                   956       29,337
 *Access Worldwide Comm, Inc.                           601        3,756
 *ACMAT Corporation Class A                             300        4,425
 *Acnielson Corporation                               2,555       77,289

----------------------------------------------------------------

                                             Shares        Value

----------------------------------------------------------------
 *Acsys, Inc.                                   645 $      2,459
 *Administaff, Inc.                             535        8,560
 *ADVO, Inc.                                  1,002       20,792
 *Affymetrix, Inc.                            1,027       50,708
 *AHL Services, Inc.                            930       23,192
 Airlease Ltd.--LP                              206        2,382
 *Alternative Resources Corporation             688        4,816
 *Ambassadors International, Inc.               365        5,429
 American Business Products, Inc.               698       10,645
 *Amtran, Inc.                                  737       18,149
 Angelica Corporation                           322        5,675
 *Apollo Group, Inc. Class A                  3,463       91,986
 *Applied Analytical Industries, Inc.           732        8,235
 *Applied Graphics Technologies, Inc.         1,125       14,203
 *ASI Solutions, Inc.                           300        2,475
 *Atrix Laboratories, Inc.                      416        4,004
 *Aurora Biosciences Corporation                626        4,539
 *Automobile Protection Corporation             434        5,561
 *Barrett Business Services, Inc.               200        1,700
 *Barringer Technologies, Inc.                  640        4,140
 *Berlitz International, Inc.                   351        6,450
 *Bestway, Inc.                                 100          881
 *Billing Concepts Corporation                1,628       18,213
 *Bionova Holding Corporation                 2,500        8,438
 *Bioreliance Corporation                       349        2,269
 *Bio-Technology General Corporation          2,179       14,164
 Blount International, Inc. Class A           1,661       45,158
 *Blue Rhino Corporation                        481        4,419
 Bowne & Company, Inc.                        1,646       21,398
 *Bright Horizons Family Solutions, Inc.        419        7,909
 *Brookdale Living Communities, Inc.            426        6,310
 *Building One Services Corporation           2,116       29,360
 *Business Resource Group                       400        1,325
 *Butler International, Inc.                    300        4,013
 Cadmus Communications Corporation              290        3,988
 *Caliber Learning Network, Inc.                300        1,425
 *Capital Senior Living Corporation             727        7,270
 *Career Education Corporation                  319       10,786
 *Careerbuilder, Inc.                           700        9,188
 *Carriage Services, Inc. Class A               507        9,506
 *Catalytica, Inc.                            1,261       17,654
 *CDI Corporation                               862       29,362
 *Celgene Corporation                           605       10,625
 Central Parking Corporation                  1,522       52,129
 *Cephalon, Inc.                              1,159       20,138
 *Charles River Associates, Inc.                372        9,323
 *Childrens Comprehensive Services              270        1,873
 *Childtime Learning Centers, Inc.              200        2,950
 *Choicepoint, Inc.                             655       43,967
 *Clintrials, Inc.                              672        3,360
 *Coach USA, Inc.                             1,136       47,641
 *Coinmach Laundry Corporation                  467        5,925
 *Coinstar, Inc.                                761       21,831
 *Collateral Therapeutics, Inc.                 387        8,901
 *Comarco, Inc.                                 197        3,903

June 30, 1999 (Unaudited)

------------------------------------------------------------------
MIP Extended Index Portfolio                   Shares        Value

------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------
 *Comforce Corporation                            719 $      2,157
 *Compass International Svcs                      508        3,556
 *Comps.com, Inc.                                 200        1,475
 *Computer Learning Center                        780        3,851
 *Concepts Direct, Inc.                           200        1,850
 *Concord EFS, Inc.                             5,651      239,108
 *Conrad Industries, Inc.                         300        1,500
 *Consolidated Graphics, Inc.                     626       31,300
 *Convergys Corporation                         6,823      131,343
 *COR Therapeutics, Inc.                          996       14,691
 *Corinthian Colleges, Inc.                       600       11,325
 *Cornell Corrections, Inc.                       427        7,019
 *Correctional Services Corporation               287        2,188
 *Corrpro Companies, Inc.                         300        2,588
 *CORT Business Services Corporation              482       11,538
 *CSS Industries, Inc.                            480       13,500
 *Cubist Pharmaceuticals, Inc.                    744        2,930
 *Cunningham Graphics International, Inc.         236        3,924
 *CuraGen Corporation                             500        4,000
 *CV Therapeutics, Inc.                           500        2,750
 *Data Processing Resources Corporation           542       12,805
 *Data Transmission Network Corporation           424       11,925
 Delta & Pine Land Company                      1,714       53,991
 *DeVry, Inc.                                   3,101       69,385
 *Diamond Technology Partners, Inc.               342        7,652
 *Digital Courier Tech, Inc.                      997        5,857
 *Dispatch Management Services Corporation      1,400        3,894
 *DualStar Technologies Corporation               400        2,075
 Duff & Phelps Credit Rating Company              171       11,436
 *Eagle USA Airfreight, Inc.                      938       39,806
 *Earl Scheib, Inc.                             1,000        4,750
 *Education Management Corporation              1,305       27,079
 *Emisphere Technologies, Inc.                    505        3,567
 *Employee Solutions, Inc.                        800          950
 *EntreMed, Inc.                                  578       13,005
 *Exponent, Inc.                                  300        2,100
 *First Consulting Group, Inc.                    994       10,561
 *flightserv.com                                  400          975
 *Franklin Covey Company                        1,025        7,559
 *FYI, Inc.                                       606       19,013
 G&K Services, Inc. Class A                       916       47,976
 Galileo International, Inc.                    4,694      250,836
 General Employment Enterprises, Inc.             200        1,100
 General Magnaplate Corporation                   300        1,031
 *Genome Therapeutics Corporation                 820        2,460
 *Gilman & Ciocia, Inc.                           235        2,159
 *Global Vacation Group, Inc.                     595        2,678
 *GRC International, Inc.                         457        3,885

------------------------------------------------------------------

                                               Shares        Value

------------------------------------------------------------------
 *Griffin Land & Nurseries, Inc.                  100 $      1,125
 *GTS Duratek, Inc.                               630        3,583
 *Hagler Bailly, Inc.                             725        7,431
 *Hanover Direct, Inc.                          5,257       14,785
 *Headway Resources Corporation                   665        3,076
 *Health Risk Management, Inc.                    100          988
 *Healthcare Recoveries, Inc.                     424        2,014
 *Healthcare Services Group, Inc.                 414        4,037
 Healthplan Services Corporation                  513        3,495
 *Heidrick & Struggles International, Inc.        300        5,700
 *ICOS Corporation                              2,016       82,278
 *ICT Group, Inc.                                 600        3,000
 *Incyte Pharmaceuticals, Inc.                  1,241       32,809
 *Innovative Valve Technologies, Inc.           1,300          813
 *IntelliQuest Information Group, Inc.            300        2,250
 *Interim Services, Inc.                        2,117       43,663
 *International Total Services, Inc.            2,500        7,969
 Intrav, Inc.                                     194        3,444
 *Isis Pharmaceuticals, Inc.                    1,208       12,307
 *IT Group, Inc.                                1,012       16,255
 *ITT Educational Services, Inc.                1,208       31,484
 *IVI Checkmate Corporation                       619        1,780
 *Jacobs Engineering Group                      1,143       43,434
 *Jenny Craig, Inc.                               763        2,671
 *Kaneb                                         1,158        4,922
 Kelly Services, Inc. Class A                   1,646       52,878
 *Kendle International, Inc.                      403        6,448
 *Korn/Ferry International                      1,600       27,200
 Labor Ready, Inc.                              1,247       40,528
 *Laboratory America Holdings Corporation       1,208        3,473
 *LAI Worldwide, Inc.                             759        5,076
 Landauer, Inc.                                   317        9,352
 *Learning Tree International, Inc.               811        8,870
 *Leasing Solutions, Inc.                       1,600        1,200
 *Mace Security International, Inc.               200        2,025
 *Mac-Gray Corporation                            495        4,331
 Manpower, Inc.                                 3,542       80,138
 *Marlton Technologies, Inc.                      400        1,500
 *Maxim Pharmaceuticals                           365        3,513
 *MAXIMUS, Inc.                                   904       25,990
 *MedImmune, Inc.                               2,390      161,923
 *MedQuist, Inc.                                1,548       67,725
 *Med/Waste, Inc.                                 400          400
 Merrill Corporation                              601        8,715
 *Michael Baker Corporation                       400        3,025
 *Millennium Pharmaceuticals, Inc.              1,552       55,872
 *Modis Professional Services                   5,002       68,778
 *Monro Muffler Brake, Inc.                     1,100        8,800
 *Moore Medical Corporation                       100        1,044
 *MPW Industrial Services Group, Inc.             395        3,950
 *Myriad Genetics, Inc.                           346        3,114
 M/A/R/C, Inc.                                    200        2,900
 *National Equipment Services, Inc.             1,079       12,948
 *National Research Corporation                 2,500        6,094
 National Technical Systems, Inc.                 300        1,238
 *NationsRent, Inc.                             1,984       14,136

June 30, 1999 (Unaudited)

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
MIP Extended Index Portfolio                   Shares        Value

------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------
 *Neff Corporation                                692 $     10,683
 *NeoPharm, Inc.                                  364        5,369
 *Neurogen Corporation                            533        7,795
 New England Business Service, Inc.               643       19,853
 *Newgen Results Corporation                      100        1,200
 *Nextera Enterprises, Inc. Class A               700        4,506
 *NFO Worldwide, Inc.                             954       13,356
 *Nichols Research Corporation                    519       11,353
 *Nielsen Media Research                        2,502       73,184
 Norrell Corporation                            1,230       23,139
 *NovaCare Employee Services, Inc.              1,244        3,421
 Olsten Corporation                             3,636       22,952
 *On Assignment, Inc.                             489       12,775
 *Opinion Research Corporation                    200        1,125
 *Optika, Inc.                                    500        2,813
 *Organogenesis, Inc.                           1,320       12,375
 *Orthalliance, Inc. Class A                      481        3,547
 *Outsource International, Inc.                 2,500        9,531
 *Packaged Ice, Inc.                              700        4,156
 *PC Service Source, Inc.                         600        2,250
 *Pegasus Systems, Inc.                           670       25,083
 *Perceptron, Inc.                                200          913
 *Personnel Group of America, Inc.              1,468       14,680
 *Pharmaceutical Product Development, Inc.      1,044       28,580
 *Pharmacopeia, Inc.                              700        7,875
 *Possis Medical,, Inc.                           556        6,533
 *Preferred Employers Holdings                    300        1,725
 *Pre-Paid Legal Services, Inc.                 1,050       28,547
 *Profile Technologies, Inc.                      100          800
 *ProMedCo Management Company                     779        2,994
 *Prosoft I-Net Solutions, Inc.                   572        1,430
 *Protection One, Inc.                          5,664       30,444
 *Provant, Inc.                                   620        9,649
 *Quest Education Corporation                     365        3,855
 *Questron Technology, Inc.                       300        1,153
 *Rainbow Rentals, Inc.                           265        3,048
 *RCM Technologies, Inc.                          486        6,440
 *Regeneron Pharmaceuticals, Inc.               1,143        8,930
 Regis Corporation                              1,699       32,600
 *Remedy Temp, Inc.                               260        3,510
 *Rent-A-Center, Inc.                           1,117       26,808
 *Rental Service Corporation                    1,076       30,801
 *Rent-Way, Inc.                                  945       23,271
 *Res-Care, Inc.                                  844       19,201
 *Richton International Corporation               800        9,700
 *Right Management Consultants, Inc.              200        3,100
 *Robert Half International, Inc.               4,093      106,418
 *Romac International, Inc.                     2,098       18,620
 *Safescience, Inc.                               588       13,965
 *Safety 1st, Inc.                                400        2,350
 *SCB Computer Technology, Inc.                   910        4,778
 *Scientific Games Holdings Corporation           441        8,600
 *SCP Pool Corporation                            529       13,688

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

                                                    Shares        Value

-----------------------------------------------------------------------
 *Security Associates International, Inc.            3,200 $     11,000
 *Security Dynamics Technologies, Inc.               1,929       40,991
 ServiceMaster Company                              13,625      255,469
 *SM&A Corporation                                     739        5,635
 *Sos Staffing Services, Inc.                          467        2,452
 Sotheby's, Inc.                                     2,545       97,028
 *Source Information Management Company                430        5,805
 *Staff Leasing, Inc.                                  828       10,661
 *StaffMark, Inc.                                    1,196       11,997
 Standard Register Company                           1,228       37,761
 Stewart Enterprises, Inc.                           4,916       71,589
 Stone & Webster, Inc.                                 583       15,522
 *Strategic Distribution, Inc.                         500        1,156
 Strayer Education, Inc.                               702       21,543
 *STV Group, Inc.                                      200        1,538
 *Summa Industries                                     300        3,881
 *Superior Consultant Holdings Corporation             460       11,356
 *Sylvan Learning Systems, Inc.                      2,473       67,235
 *Sypris Solutions, Inc.                               422        4,075
 *TEAM America Corporation                           2,100        9,384
 *Technisource, Inc.                                   383        1,987
 Tejon Ranch Company                                   768       20,160
 *Tetra Tech, Inc.                                   1,597       26,351
 *The Corporationorate Executive Board Company         700       24,894
 *The Metzler Group, Inc.                            1,727       47,708
 *The Profit Recovery Group International, Inc.      1,164       55,072
 *Thomas Group, Inc.                                   100          894
 *Track Data Corporation                               648        9,153
 *Transkaryotic Therapies, Inc.                        855       28,215
 *Travel Services International, Inc.                  792        9,504
 *Trimeris, Inc.                                       473        6,859
 *TRM Copy Centers Corporation                         316        2,074
 *Tyler Technologies, Inc.                           1,472       10,120
 *T&W Financial Corporation                            309        2,182
 *Unidigital, Inc.                                     200        1,100
 UniFirst Corporation                                  379        6,964
 *United International Holdings, Inc. Class A        1,373       92,849
 *United Rentals, Inc.                               3,060       90,270
 *United Road Services, Inc.                           579        2,967
 *United Shipping and Technology, Inc.                 300          863
 *URS Corporation                                      673       19,727
 *US Bioscience, Inc.                                  998        9,731
 *US Oncology, Inc.                                  3,623       43,477
 US Timberlands Company L.P.                           316        4,424
 *US-China Industrial Exchange, Inc.                 2,900       19,213
 *Valassis Communications, Inc.                      2,560       93,760
 *Vicon Industries, Inc.                               200        1,800
 *Vision Twenty-One, Inc.                              672        5,586
 *Vivid Technologies, Inc.                           2,700        9,450
 *Volt Information Sciences, Inc.                      667       15,258
 *Westaff, Inc.                                        584        3,431

June 30, 1999 (Unaudited)

------------------------------------------------------------------
MIP Extended Index Portfolio                   Shares        Value

------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------
 *Whitman Education Group, Inc.                   593 $      3,558
 *Whittman-Hart, Inc.                           2,289       72,676
 *World Access, Inc.                            2,090       29,521
 World Fuel Services Corporation                  455        6,711
 *Worldtalk Communications Corporation            300          863
 *@plan., Inc.                                    200        3,000
                                                      ------------
                                                         5,295,186
                                                      ------------
Communications--7.2%
 *Able Telecom Holding Corporation                695        5,039
 *AboveNet Communications, Inc.                 1,346       54,345
 *Act Networks, Inc.                              546        9,316
 *Active Voice Corporation                        100        1,450
 *ACTV, Inc.                                    1,667       23,130
 *Adaptive Broadband Corporation                  672       14,700
 *ADC Telecommunications                        6,032      274,833
 *Adtran, Inc.                                  1,818       66,130
 *Advanced Communications Group                   923        9,172
 *Advanced Fibre Communications, Inc.           3,685       57,578
 *Advanced Radio Telecom Corporation            1,285       18,472
 *Aerial Communications, Inc.                   1,372       18,522
 Aliant Communications, Inc.                    1,594       73,623
 *Allen Telecom, Inc.                           1,111       11,943
 *Allstar Systems, Inc.                           700        1,181
 *American Access Technologies, Inc.              100        1,850
 *American Mobile Satellite Corporation         1,384       22,663
 *AmerLink Corporation                            100        1,950
 *Anadigics, Inc.                                 743       27,491
 *Ancor Communications, Inc.                    1,726       55,879
 *Andrea Electronics Corporation                  896        5,824
 *ANTEC Corporation                             1,593       51,076
 *APAC Teleservices, Inc.                       1,744        5,668
 *Applied Digital Access, Inc.                    800        3,600
 *Applied Innovation                              707        3,314
 Applied Signal Technology                        375        3,563
 *Arch Communications Group, Inc.                 267        2,266
 *Aspect Telecommunications Corporation         2,288       22,308
 Atlantic Tele-Network                            319        3,350
 AT&T Corporation                                 515       28,743
 *Audiovox Corporation Class A                    636        6,996
 *Blonder Tongue Laboratories                     370        2,313
 *Bogen Communications International, Inc.        300        1,931
 *Boston Communications Group, Inc.               900       12,094
 *Brightpoint, Inc.                             2,643       16,023
 *Brite Voice Systems, Inc.                       585        8,117
 *BroadBand Technologies, Inc.                    700        1,728
 *Broadcast.com, Inc.                           1,629      217,573
 *B.I., Inc.                                    1,000        8,500
 C F W Communications Company                     582       14,114

----------------------------------------------------------------------

                                                   Shares        Value

----------------------------------------------------------------------
 *Cable Design Technologies Corporation             1,362 $     21,026
 *Carrier Access Corporation                        1,056       46,266
 *Catapult Communications Corporation                 700       13,213
 *CD Radio, Inc.                                    1,037       31,596
 *Celeritek, Inc.                                     200        1,250
 *CellNet Data Systems, Inc.                        1,894       17,046
 *Cellular Communications of Puerto Rico, Inc.        590       16,815
 *Centennial Cellular Corporation Class A           2,024       72,105
 *Centigram Communications Corporation                320        2,980
 *Century Communications Corporation Class A        3,356      154,376
 *Channell Commercial Corporation                     408        4,080
 *Checkpoint Systems, Inc.                          1,397       12,486
 *Ciena Corporation                                 4,719      142,455
 Cincinnati Bell, Inc.                              6,103      152,194
 *CMC Industries, Inc.                                400        2,725
 *Cognitronics Corporation                            600        9,188
 *Comdial Corporation                                 594        4,195
 *CommNet Cellular, Inc.                            1,000       26,250
 *Commonwealth Telephone Entrprises, Inc.             823       33,280
 Communications Systems, Inc.                         324        4,010
 *Compu-DAWN, Inc.                                  1,500        7,031
 Comsat Corporation                                 2,350       76,375
 *Comtech Telecommunications Corporation              200        2,125
 *Concentric Network Corporation                    1,432       56,922
 *Concord Communications, Inc.                        579       26,055
 Conestoga Enterprises, Inc.                          257        5,579
 *Copper Mountain Networks, Inc.                    1,000       77,250
 *Cosair Communications, Inc.                       1,059        4,501
 *Covad Communications Group, Inc.                  3,274      174,545
 *Coyote Network Systems, Inc.                        470        2,541
 *C-Phone Corporation                                 500          984
 *Crown Castle International Corporation            5,709      118,819
 *CTC Communications Corporation                      459        8,951
 Cubic Corporation                                    328        8,036
 *Customtracks Corporation                            649       36,303
 *Cycomm International, Inc.                        1,800        1,575
 *Data Race, Inc.                                   1,309        4,336
 Davel Communication Group                            553        2,972
 *Davox Corporation                                   762        9,096
 *Destia Communications, Inc.                       1,400       17,325
 *Detection Systems, Inc.                             283        2,370
 *Digital Generation Systems, Inc.                  1,021        4,977
 *Digital Lightware, Inc.                           2,177       13,062
 *Digital Microwave Corporation                     2,760       35,190
 *DSP Communications, Inc.                          1,811       52,293
 D&E Communications, Inc.                             273        5,904
 EchoStar Communications Corporation Class A          682      104,644
 *Elantec Semiconductor, Inc.                       1,500       20,250
 *Elcotel, Inc.                                       602        1,204

June 30, 1999 (Unaudited)

-------------------------------------------------------------------
MIP Extended Index Portfolio                    Shares        Value

-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------
 *Electric Lightwave, Inc. Class A                 382 $      4,966
 *Eltrax Systems, Inc.                           1,383        5,964
 *Excel Switching Corporation                    1,501       44,936
 *Executive Telecard Ltd.                          300          863
 *Executone Information Systems, Inc.            3,300       14,128
 *Exodus Communications, Inc.                    1,780      213,489
 *e.spire Communications, Inc.                   2,493       26,332
 *FastComm Communications Corporation            2,300        2,516
 Federal Signal Corporation                      2,027       42,947
 *FirstCom Corporation                           1,000        8,625
 *Fonix Corporation                              9,000        2,532
 *Franklin Telecommunications Corporation        1,900        4,988
 *General Communication, Inc. Class A            2,233       15,177
 *General DataComm Industries, Inc.                400        1,050
 *Gentner Communications Corporation               400        2,050
 *Glenayre Technologies, Inc.                    2,286        8,215
 Global TeleSystems Group, Inc.                  3,686      298,566
 *Globecomm Systems, Inc.                          405        3,999
 *Globix Corporation                               452       19,973
 *Go Call, Inc.                                  4,900        9,647
 *GST Telecommunications, Inc.                   1,636       21,575
 Harmon Industries, Inc.                           689       13,651
 *Harmonic, Inc.                                   631       36,243
 *Hector Communications Corporation                500        5,000
 *Hello Direct, Inc.                               300        3,131
 Hickory Tech Corporation                          503        5,596
 *HighwayMaster Communications, Inc.             1,600        2,450
 *Hungarian Telephone and Cable Corporation        200        1,300
 *Hyperion Telecommunications, Inc. Class A      1,161       21,845
 *ICG Communications, Inc.                       2,158       46,127
 *I-Link, Inc.                                   1,039        4,870
 *Intelect Communications, Inc.                  1,800        2,588
 *InteliData Technologies Corporation            1,100        2,750
 *InterDigital Communications Corporation        2,187       10,115
 *Intermedia Communications, Inc.                2,274       68,220
 Inter-Tel, Inc.                                 1,168       21,316
 *InterVoice, Inc.                               1,431       20,660
 *Ipc Information Systems, Inc.                    397       27,095
 *ITC DeltaCom, Inc.                             2,594       72,632
 *Itron, Inc.                                      542        4,641
 *IXC Communications, Inc.                       1,718       67,539
 *L-3 Communications Holdings, Inc.              1,424       68,797
 *Latitude Communications, Inc.                    500        6,500
 *LCC International, Inc. Class A                2,600       11,700
 *Leap Wireless International, Inc.                855       17,314
 *Level 3 Communications, Inc.                  15,441      927,415
 *Lifeline Systems, Inc.                           214        4,120

------------------------------------------------------------------

                                               Shares        Value

------------------------------------------------------------------
 *Lightbridge, Inc.                               590 $      7,412
 *Loral Space & Communications Ltd.            10,997      197,946
 *MarketWatch.com, Inc.                           525       30,909
 *Mastec, Inc.                                  1,228       34,691
 McLeod, Inc. Class A                           3,130      172,150
 *Medialink Worldwide, Inc.                       237        3,792
 *Melita International Corporation                681        9,194
 *Message Media, Inc.                           2,057       39,083
 *Metricom, Inc.                                  787       15,740
 *Metro Networks, Inc.                            742       39,604
 *Metro One Telecommunications, Inc.              410        5,638
 *Metrocall, Inc.                               1,510        4,153
 *Metromedia Fiber Network, Inc.                6,930      249,047
 *MGC Communications, Inc.                        732       19,032
 *Mosaix, Inc.                                    522        6,688
 *Natural Microsystems Corporation                590        5,642
 *NetMoves Corporation                            685        3,768
 *Network Appliance, Inc.                       3,257      181,985
 *NEXTLINK Communications, Inc. Class A         1,450      107,844
 North Pittsburgh Systems, Inc.                   553        9,401
 *NorthEast Optic Network, Inc.                   792       11,930
 *Notify Technology Corporation                   200        1,350
 *NTL, Inc.                                     3,291      283,643
 *NumereX Corporation Class A                   2,900       12,325
 *Omnipoint Corporation                         2,463       71,273
 *Osicom Technologies, Inc.                       721        9,193
 *Pacific Gateway Exchange, Inc.                  858       24,989
 *PageMart Wireless, Inc. Class A               1,272        9,620
 *Paging Network, Inc.                          4,637       22,316
 *Pairgain Technologies, Inc.                   3,266       37,559
 *PanAmSat Corporation                            854       33,253
 *P-Com, Inc.                                   2,405       12,589
 *Periphonics Corporation                         594        9,727
 *Picturetel Corporation                        1,722       13,776
 Pittway Corporation Class A                    1,554       53,127
 *Plantronics, Inc.                               840       54,705
 *PLD Telekom, Inc.                             3,000        9,375
 *Polycom, Inc.                                 1,424       55,536
 *Porta Systems Corporation                       500          906
 *Powertel, Inc.                                1,217       36,358
 *Powerwave Technologies, Inc.                    971       31,315
 *Premiere Technologies, Inc.                   2,248       25,852
 *Premisys Communications, Inc.                 1,187        8,680
 *Primus Telecommunications Group               1,354       30,380
 *Prodigy Communications Corporation            2,828       73,175
 *Proxim, Inc.                                    498       28,884
 *PulsePoint Communications                     2,500       14,922
 *Qualcom, Inc.                                 6,836      980,956
 *Qwest Communications International, Inc.     31,884    1,054,155
 *Razorfish, Inc.                                 900       33,356
 *RCN Corporation                               3,017      125,583
 *Rural Cellular Corporation Class A              386        7,720

June 30, 1999 (Unaudited)

-----------------------------------------------------------------------
MIP Extended Index Portfolio                        Shares        Value

-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
 *Sawtek, Inc.                                         933 $     42,801
 *SCC Communications Corporation                       400        1,750
 *Seachange International, Inc.                        606       10,984
 *Shared Technologies Cellular, Inc.                   200        1,950
 *Sirco International Corporation                      900        1,575
 *SkyTel Communications, Inc.                        2,681       56,133
 *Spectralink Corporation                              866        4,601
 *SpecTran Corporation                                 200        2,250
 *Spectrian Corporation                                385        5,583
 *Standard Microsystems Corporation                    689        5,211
 *Stanford Telecommunications, Inc.                    578       17,123
 *STAR Telecommunications, Inc.                      2,890       22,578
 *Startec Global Communication                         801        9,712
 *STM Wireless, Inc. Class A                         1,000        3,000
 *Symmetricom, Inc.                                    580        4,713
 *TALK.com, Inc.                                     2,788       31,365
 *TALX Corporation                                     100          725
 *Tekelec                                            2,421       29,506
 Telephone & Data System                             2,736      199,899
 *Telesoft Corporation                                 200          888
 *Teligent, Inc. Class A                               365       21,832
 *Telscape International, Inc.                         200        1,650
 *Teltrend, Inc.                                       319        6,779
 *Teltronics, Inc.                                     600        2,100
 *Telular Corporation                                  900        2,644
 *Terayon Communications Systems, Inc.                 934       52,187
 *Tessco Technologies, Inc.                            162        3,483
 *The Associated Group, Inc. Class A                 1,677      109,215
 *The Associated Group, Inc. Class B                   300       19,556
 *The Titan Corporation                              1,512       16,632
 *Time Warner Telecom, Inc. Class A                    800       23,200
 *T-Netix, Inc.                                        382        1,982
 *Tollgrade Communications, Inc.                       214        3,264
 *Total-Tel Usa Communications                         284        5,006
 *Transaction Network Services, Inc.                   571       16,702
 *Tut Systems, Inc.                                    600       29,363
 *Ultrak, Inc.                                         542        3,184
 *United States Cellular Corporation                 3,909      209,132
 *United States Satellite Broadcasting Co, Inc.      4,018       72,324
 *Ursus Telecom Corporation                            300        1,088
 *US LEC Corporation Class A                           581       13,073
 *Vari-L Company, Inc.                                 300        2,569
 *Vdc Communications, Inc.                             748        2,244
 *Veramark Technologies, Inc.                          338        2,620
 *Vertex Communications                                228        3,121
 *VerticalNet, Inc.                                    725       76,034
 *VIALOG Corporation                                   600        2,100
 *Viasat, Inc.                                         357        5,444
 *Viatel, Inc.                                       1,036       58,146
 *ViewCast.com, Inc.                                   469        3,151
 *VoiceStream Wireless Corporation                   4,326      123,021

--------------------------------------------------------------------

                                                 Shares        Value

--------------------------------------------------------------------
 *Voxware, Inc.                                     800 $        825
 *VTEL Corporation                                2,700       11,475
 Warwick Valley Telephone Company                    89        3,549
 *Wavo Corporation                                1,628       10,379
 *West Teleservices                               2,833       26,559
 *Westell Technologies, Inc.                        806        5,617
 *Western Wireless Corporation                    1,926       52,002
 *WinStar Communications, Inc.                    2,133      103,984
 *WorldGate Communications, Inc.                  1,000       51,250
 *WorldPort Communications, Inc.                    766        3,399
 *XETA Corporation                                  100        3,075
 *Zoom Telephonics, Inc.                          2,500       13,516
                                                        ------------
                                                          10,996,342
                                                        ------------
Computer Software & Processing--11.2%
 *3D Systems Corporation                            517        2,844
 *3Do Company                                       956        4,422
 *4Front Software International                     590        5,826
 *7th Level, Inc.                                 2,000        9,125
 *About.com, Inc.                                   500       25,938
 *ABR Information Services, Inc.                  1,200      108,075
 *Accerl8 Technology Corporation                  1,600        3,200
 *Acclaim Entertainment, Inc.                     2,403       15,319
 *Activision, Inc.                                  915       13,325
 *Actuate Software Corporation                      616       16,324
 *Acxiom Corporation                              3,472       86,583
 *Adept Technology, Inc.                            381        3,715
 *Adrenalin Interactive, Inc.                     1,000        3,875
 *Advanced Communication Systems                    317        4,339
 *Advantage Learning Systems, Inc.                1,512       33,453
 *Advent Software, Inc.                             365       24,455
 *Affiliated Computer Services, Inc. Class A      2,134      108,034
 *Allaire Corporation                               500       34,125
 *Alloy Online, Inc.                                600        6,863
 *Alydaar Software Corporation                    2,444        5,805
 *Amazon.com, Inc.                                7,382      923,663
 *America Online, Inc.                               77        8,509
 *American Management Systems, Inc.               1,878       60,213
 *American Software, Inc. Class A                   500        2,219
 Amplicon, Inc.                                     436        6,104
 *AMX Corporation                                   371        5,217
 *Analogy, Inc.                                   2,700        8,269
 Analysts International Corporation               1,007       14,476
 *Ansoft Corporation                                617        5,013
 *AnswerThink Consulting Group, Inc.              1,528       38,582
 *Ansys, Inc.                                       604        6,002
 *AppliedTheory Corporation                         700        8,925
 *Applix, Inc.                                      458        4,008
 *Ardent Software, Inc.                             776       16,490
 *ARIS Corporation                                  511        4,248
 *Artificial Life, Inc.                             341        5,115
 *Artisoft, Inc.                                    658        3,331
 *Aspect Development, Inc.                        1,462       27,047
 *Aspen Technology, Inc.                          1,106       12,996

June 30, 1999 (Unaudited)

--------------------------------------------------------------------
MIP Extended Index Portfolio                     Shares        Value

--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
 *Asymetrix Learning Systems                        608 $      2,508
 *At Home Corporation Series A                   15,924      858,891
 *Atlantic Data Services, Inc.                      574        2,511
 *audiohighway.com                                  100        1,313
 *autobytel.com, Inc.                               800       16,700
 *Autoweb.com, Inc.                                 900       13,444
 *Avant! Corporation                              1,517       19,152
 *AVT Corporation                                   559       21,172
 *Avtel Communications                              826        3,304
 *Aware, Inc.                                     1,027       47,370
 *AXENT Technologies, Inc.                        1,416       15,753
 *A.D.A.M. Software, Inc.                           300        4,350
 *Banyan Systems, Inc.                            1,246       13,628
 *BARRA, Inc.                                       621       15,680
 *Base Ten Systems, Inc. Class A                  1,100        1,031
 *BEA Systems, Inc.                               3,413       97,484
 *Best Software, Inc.                               429        6,918
 *Beyond.com Corporation                          1,723       49,429
 *BindView Development Corporation                  910       21,613
 *Biospherics, Inc.                                 393        2,690
 *BMC Software, Inc.                                851       45,954
 *Bottomline Technologies, Inc.                     400       21,200
 *Boundless Corporation                           2,300       13,513
 *Brightstar Information Tech                     1,046        4,576
 *Brio Technology, Inc.                             647       12,940
 *BroadVision, Inc.                               1,199       88,426
 *Brooktrout Technology, Inc.                       498        7,999
 *BTG, Inc.                                         393        2,358
 *CACI International, Inc. Class A                  400        9,000
 *Cadence Design Systems, Inc.                   10,772      137,338
 *Caere Corporation                                 553        7,327
 *CAIS Internet, Inc.                               600       11,025
 *Cambridge Technology Partners, Inc.             2,720       47,770
 *Carreker-Antinori, Inc.                           913        7,989
 *Catalyst International, Inc.                      559       10,027
 *CCC Information Services Group, Inc.            1,064       13,699
 *CDnow, Inc.                                     1,424       25,098
 *CE Software Holdings, Inc.                        200          850
 *Cellular Technical Services Co, Inc.            1,600        5,500
 *Cerner Corporation                              1,467       30,761
 *CFI Proservices, Inc.                             225        2,531
 *CheckFree Holdings Corporation                  2,281       62,870
 *CIBER, Inc.                                     2,699       51,618
 *Citrix Systems, Inc.                            3,916      221,254
 *Clarify, Inc.                                     986       40,673
 *Clarus Corporation                              1,000        5,000
 *CMGI, Inc.                                      4,230      482,474
 *CNET, Inc.                                      3,140      180,943
 *Cognizant Technology Solutions Corporation        129        3,362
 *Com21, Inc.                                       930       15,868
 *Complete Business Solutions, Inc.               1,555       27,893
 *Computer Concepts Corporation                   1,200        1,763
 *Computer Horizons Corporation                   1,394       19,255

----------------------------------------------------------------

                                             Shares        Value

----------------------------------------------------------------
 *Computer Outsourcing Services, Inc.           200 $      2,000
 Computer Task Group, Inc.                      928       15,776
 *Concur Technologies, Inc.                     836       23,513
 *Condor Technology Solutions                   415        1,945
 *Connect, Inc.                               2,776        8,762
 *ConSyGen, Inc.                              1,400        1,925
 *Cornerstone Internet Solutions Company        500        1,188
 *Cotelligent, Inc.                             607        4,742
 *Cover-All Technologies, Inc.                  700          875
 *Credit Management Solutions, Inc.           2,500       11,875
 *Critical Path, Inc.                         1,500       82,969
 *CSG Systems International, Inc.             2,298       60,179
 *CyberCash, Inc.                               879       11,262
 *Cybershop International, Inc.                 823        5,658
 *Cylink Corporation                          1,373        5,149
 *DA Consulting Group, Inc.                     293        1,758
 *Data Broadcasting Corporation               1,442       15,231
 *Data Dimensions, Inc.                       2,108        6,983
 Data Research Associates, Inc.                 200        2,075
 *Datastream Systems, Inc.                      906       14,496
 *Datatec Systems, Inc.                       1,083        3,317
 *DecisionOne Holdings Corporation              600        1,125
 *Delphi Information Systems                    430        4,300
 *Deltek Systems, Inc.                          799        7,890
 *Dendrite International, Inc.                1,039       37,534
 *Digital Lava, Inc.                            200        1,263
 *Digital River, Inc.                           938       31,189
 *Documentum, Inc.                              844       11,025
 *Dset Corporation                              559        7,791
 *DSP Group, Inc.                               546       19,656
 *DST Systems, Inc.                           2,840      178,565
 *Duco Corporation International                898        3,704
 *EarthLink Network, Inc.                     1,476       90,682
 *EarthWeb, Inc.                                353       13,149
 *Echelon Corporation                         1,198        8,012
 *Eclipsys Corporation                        1,293       30,951
 *Edify Corporation                             838       11,208
 *Elcom International, Inc.                   1,621        7,649
 *Electro Rent Corporation                    1,401       15,061
 *Electronic Arts, Inc.                       2,727      147,940
 *Elite Information Group, Inc.               2,800       15,050
 *e-Net, Inc.                                 1,100        5,225
 *Engineering Animation, Inc.                   600       12,713
 *Enterprise Software, Inc.                     200        1,600
 *Epicor Software Corporation                 2,181       16,221
 *Equitrac Corporation                          158        2,982
 *EuroWeb International Corporation           1,300        2,113
 *Evolving Systems, Inc.                        819        3,916
 *Excalibur Technologies Corporation            504        7,182
 *Exchange Applications, Inc.                   372       15,159
 *Expert Software, Inc.                         400            0
 *Extreme Networks, Inc.                      2,100      121,931
 FactSet Research Systems, Inc.                 677       38,335
 Fair Isaac and Co, Inc.                        624       21,879
 *Fatbrain.com, Inc.                            511        8,559
 *Fidelity Holdings, Inc.                       900       18,338

June 30, 1999 (Unaudited)

-----------------------------------------------------------------------
MIP Extended Index Portfolio                        Shares        Value

-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
 *FileNET Corporation                                1,373 $     15,704
 *Firearms Training Systems, Inc.                    2,300        2,084
 *Fiserv, Inc.                                       5,500      172,219
 *FlashNet Communications, Inc.                        600       17,663
 *FlexiInternational Software, Inc.                    900        1,238
 *Forte Software, Inc.                               1,238       11,993
 *Fourth Shift Corporation                             448        1,652
 *Frontline Communications Corporation                 300        2,531
 *Gartner Group, Inc. Class A                        4,547       93,214
 *General Magic, Inc.                                2,430        8,581
 *Genesys Telecommunications Laboratories, Inc.      1,022       25,550
 *Gensym Corporation                                   400        1,500
 *Geoworks                                           1,120        3,360
 Gerber Scientific, Inc.                             1,016       22,416
 *GK Intelligent Systems, Inc.                       2,700        1,013
 *Go2Net, Inc.                                       1,134      104,186
 *Great Plains Software, Inc.                          619       29,209
 *Group 1 Software, Inc.                               200        1,775
 *GSE Systems, Inc.                                    200        1,200
 *GT Interactive Software Corporation                3,150       11,025
 *Hall Kinion & Associates, Inc.                       425        2,975
 *Harbinger Corporation                              1,847       23,088
 *HCIA, Inc.                                           530        4,737
 *Health Management Systems, Inc.                      642        3,531
 *Heuristic Development Group, Inc.                    700        2,231
 *HIE, Inc.                                          1,904        4,522
 *HNC Software, Inc.                                 1,154       35,558
 *HomeCom Communications, Inc.                         500        3,000
 *HTE, Inc.                                            622        2,099
 *Hypercom Corporation                               1,574       15,051
 *Hyperion Solutions Corporation                     1,443       25,703
 *I2 Technologies, Inc.                              3,187      137,041
 *IA Corporation                                       600        1,200
 *IDT Corporation                                    1,139       25,343
 *IDX Systems Corporation                            1,185       26,737
 *iMALL, Inc.                                          617       11,800
 *IMRglobal Corporation                              1,504       28,952
 *Indus International, Inc.                          1,153        4,972
 *Industri Matematik International Corporation       2,280        5,558
 *Inference Corporation Class A                        200          850
 *Infinium Software, Inc.                              564        2,961
 *InfoCure Corporation                                 546       28,904
 *Infonautics, Inc. Class A                          1,500        7,688
 *Informatica Corporation                              500       17,813
 *Information Advantage, Inc.                        2,011        8,233
 *Information Analysis, Inc.                         2,000        1,000
 *Information Management Associates, Inc.              500        1,750
 *Information Resource Engineering, Inc.               200        6,025
 *Information Resources, Inc.                        1,041        9,109
 *Informix Corporation                               8,709       74,299
 *Infoseek Corporation                               2,710      129,911
 *InfoSpace.com                                      2,100       98,700

----------------------------------------------------------------------------

                                                         Shares        Value

----------------------------------------------------------------------------
 *infoUSA, Inc. Class B                                     916 $      7,786
 *Inktomi Corporation                                     2,222      290,110
 *Innodata Corporation                                      200        2,263
 *Inprise Corporation                                     1,768        8,619
 *INSCI Corporation                                         300        1,181
 *Inso Corporation                                          869        4,671
 *INSpire Insurance Solutions, Inc.                         824       11,948
 *Integral Systems, Inc.                                    262        5,961
 *Integrated Measurement System                             332        4,275
 *Integrated Systems, Inc.                                1,013       11,903
 *IntelliCorporation, Inc.                                1,000          969
 *Intelligroup, Inc.                                        767        5,465
 *Interleaf, Inc.                                           600        3,525
 *International Integration, Inc.                           729       16,403
 *International Microcomputer Software, Inc.                453        2,208
 *International Network Services                          2,538      102,472
 *International Telecommunication Data Systems, Inc.        637       10,192
 *Internet America, Inc.                                    231        4,360
 *Internet Commerce Corporation Class A                     600        7,800
 *Interplay Entertainment Corporation                       500        1,297
 *InterVU, Inc.                                             601       23,026
 *Intranet Solutions, Inc.                                  422        3,561
 *Intraware, Inc.                                         1,000       24,000
 *Intuit, Inc.                                            2,754      248,204
 *Isocor                                                  1,039        6,494
 *ISS Group, Inc.                                         1,724       65,081
 *ITC Learning Corporation                                1,000        4,750
 *iTurf, Inc. Class A                                       200        3,613
 *iVillage, Inc.                                          1,000       50,250
 Jack Henry & Associates, Inc.                              853       33,480
 *JD Edwards & Company                                    4,965       91,853
 *JDA Software Group, Inc.                                1,263       11,762
 *Keane, Inc.                                             3,149       71,246
 *Kronos, Inc.                                              555       25,253
 *Landmark Systems Corporation                              430        4,461
 *Larscom, Inc. Class A                                   1,900        4,334
 *Lason, Inc.                                               682       33,844
 *Launch Media, Inc.                                        400        7,150
 *Legato Systems, Inc.                                    1,741      100,543
 *Level 8 Systems, Inc.                                     541        6,357
 *LHS Group, Inc.                                         2,343       77,612
 *Log On America, Inc.                                      100        1,625
 *Logility, Inc.                                          1,502        7,698
 *Lycos, Inc.                                             1,921      176,492
 *Made2Manage Systems, Inc.                                 200        1,613
 *Manhattan Associates, Inc.                              1,061        8,753
 *Manugistics Group, Inc.                                 1,779       25,796
 *MAPICS, Inc.                                              750        7,922
 *Mapinfo Corporation                                       210        3,990
 *MapQuest.com, Inc.                                      1,200       19,575
 *Marcam Solutions, Inc.                                    100          747
 *Marimba, Inc.                                             900       47,419
 *Market Guide, Inc.                                        214        4,548
 *Mastech Corporation                                     2,194       40,863
 *MathSoft, Inc.                                            600        1,725

June 30, 1999 (Unaudited)

---------------------------------------------------------------
MIP Extended Index Portfolio                Shares        Value

---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
 *MC Informatics, Inc.                         900 $      2,250
 *Mechanical Dynamics, Inc.                    200        1,200
 *Mecon, Inc.                                  279        2,093
 *Media Metrix, Inc.                           600       31,950
 *Medical Manager Corporation                  983       43,498
 *Mentor Graphics Corporation                2,940       37,669
 *Mercury Interactive Corporation            1,680       59,430
 *Meridian Data, Inc.                        3,300       28,875
 *META Group, Inc.                             427        6,565
 *MetaCreations Corporation                  1,281        7,366
 *Metamor Worldwide, Inc.                    1,456       35,035
 *Metro Information Services, Inc.             665       11,056
 *Micrografx, Inc.                             405        2,455
 *Micromuse, Inc.                              698       34,813
 *Microstrategy, Inc.                          380       14,393
 *Microwave Power Devices, Inc.                482        7,411
 *Midway Games, Inc.                         1,666       21,554
 *MindSpring Enterprises, Inc.               2,892      128,152
 *Mobius Management Systems, Inc.              956        7,887
 *Modacad, Inc.                                625        6,953
 *Mpath Interactive, Inc.                      900       19,800
 *MSC Software Corporation                     613        3,563
 *Multex.com, Inc.                             900       23,513
 *Muse Technologies, Inc.                      453        2,548
 *Mustang Software, Inc.                     1,300        6,419
 *Mysoftware Company                           362        5,594
 National Computer System, Inc.              1,396       47,115
 National Data Corporation                   1,516       64,809
 *National Instruments Corporation           1,473       59,472
 *National Techteam, Inc.                      503        2,767
 *Navidec, Inc.                                700        6,344
 *NeoMedia Technologies, Inc.                  500        3,063
 *NEON Systems                                 300       10,013
 *Neotopia, Inc.                               638       14,515
 *Net Perceptions, Inc.                        800       17,450
 *Netegrity, Inc.                              720       11,880
 *NetGravity, Inc.                             705       16,039
 *NetManage, Inc.                            2,545        5,488
 *NetObjects, Inc.                             600        4,838
 *Netsmart Technologies, Inc.                1,300        5,200
 *NetSpeak Corporation                         663        7,956
 *Network Associates, Inc.                   6,017       88,375
 *Network Equipment Technologies, Inc.         787        7,772
 *Network Peripherals, Inc.                    653       12,652
 *Network Solutions, Inc. Class A              372       29,435
 *Network Systems International, Inc.          200          975
 *New Era of Networks, Inc.                  1,388       60,985
 *NorthPoint Communications Group, Inc.      5,400      197,100
 *NOVA Corporation                           3,223       80,575
 *Novadigm, Inc.                               645        5,563
 *NVIDIA Corporation                         1,500       28,688
 *OAO Technology Solutions, Inc.               736        2,760
 *Object Design, Inc.                        1,332        5,162

------------------------------------------------------------------

                                               Shares        Value

------------------------------------------------------------------
 *Objective Systems Integrator Corporation      1,284 $      3,531
 *ObjectShare, Inc.                             1,100          791
 *ObjectSoft Corporation                        1,400        1,575
 *Omega Research, Inc.                          1,232       13,552
 *Omtool Ltd.                                     960        3,180
 *ON Technology Corporation                       500        1,000
 *OneMain.com, Inc.                               900       21,263
 *OneSource Information Services, Inc.            100          875
 *Online Systems Services, Inc.                   472        7,316
 *Ontrack Data Intenational, Inc.                 300        1,444
 *ONYX Software Corporation                       700       15,138
 *Open Market, Inc.                             1,766       25,055
 *OpenROUTE Networks, Inc.                      1,100        4,675
 *Orcad, Inc.                                     418        5,303
 *Pathways Group, Inc.                            500        3,313
 *pcOrder.com, Inc.                               100        4,156
 *Peapod, Inc.                                    831        6,596
 *Peregrine Systems, Inc.                       2,077       53,353
 *Pervasive Software, Inc.                        596       14,826
 *Phoenix International Ltd., Inc.                380        2,423
 *Phoenix Technologies Ltd.                     1,069       19,108
 *Pilot Network Services                          613        6,015
 *Platinum Technology, Inc.                     4,600      134,550
 *Portal Software, Inc.                         3,300      152,831
 *PowerCerv Corporation                           400        1,100
 *Powerhouse Technologies, Inc.                   399        7,768
 *Preview Travel, Inc.                            706       15,488
 *PRI Automation, Inc.                            992       35,960
 *Primark Corporation                             950       26,659
 *ProBusiness Services, Inc.                      916       32,862
 *Progress Software Corporation                   764       21,583
 *Project Software & Development, Inc.            369       11,531
 *Proxicom, Inc.                                  900       23,119
 *ProxyMed, Inc.                                  679       10,822
 *PRT Group, Inc.                                 816        2,346
 *PSINet, Inc.                                  2,518      110,163
 *PSW Technologies, Inc.                          600        2,325
 *Puma Technology, Inc.                           967        5,077
 *Qad, Inc.                                     1,589        4,866
 QRS Corporation                                  381       29,718
 *Quadramed Corporation                         1,161        9,433
 *Radiant Systems, Inc.                           592        8,436
 *RadiSys Corporation                             389       15,122
 *Rational Software Corporation                 3,788      124,767
 *RealNetworks, Inc.                            2,894      199,324
 *Registry Magic, Inc.                            400        1,763
 *Remedy Corporation                            1,273       34,212
 *Renaissance Worldwide, Inc.                   2,504       19,954
 *Research Engineers, Inc.                        800        8,000
 Reynolds & Reynolds, Inc.                      3,477       81,058
 *Rocky Mountain Internet, Inc.                   692        8,304
 *Rogue Wave Software                             468        4,271
 *Ross Systems                                  1,378        3,445
 *Rythms NetConnections, Inc.                   3,100      180,963
 *S3, Inc.                                      2,392       21,752
 *Saga Systems, Inc.                            1,353       17,251

June 30, 1999 (Unaudited)

------------------------------------------------------------------------
MIP Extended Index Portfolio                         Shares        Value

------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
 *Sagent Technology, Inc.                               800 $      6,900
 *Sanchez Computer Associates, Inc.                   1,062       36,772
 *Sapient Corporation                                 1,187       67,214
 *Schick Technologies, Inc.                           2,300        7,044
 *Scient Corporation                                  1,500       71,344
 *Secure Computing Corporation                        2,230        5,436
 *Security First Technologies Corporation             1,226       55,323
 *SEDONA Corporation                                    700        1,181
 *SEEC, Inc.                                          2,300        9,775
 *Segue Software, Inc.                                  907        6,576
 SEI Investment Company                                 798       70,424
 *SERENA Software, Inc.                               1,000       13,438
 *Siebel Systems, Inc.                                4,070      270,146
 *Silknet Software, Inc.                                600       24,300
 *SmartServ Online, Inc.                              1,000        1,500
 *Smith-Gardner & Associates, Inc.                      400        3,225
 *Software Publishing Corporation Holdings, Inc.      1,600        3,900
 *Software Spectrum                                     199        3,234
 *SOFTWORKS, Inc.                                       589        6,479
 *Sonic Foundry, Inc.                                   100        1,113
 *Sonic Solutions, Inc.                               1,100        5,088
 *Source Media, Inc.                                    965       16,405
 *Spatial Technology, Inc.                              300        1,388
 *Speedus.com, Inc.                                   1,000        5,875
 *SportsLine USA, Inc.                                1,055       37,848
 *SPR, Inc.                                             706        3,751
 *SPSS, Inc.                                            333        8,554
 *Spyglass, Inc.                                        852       17,147
 *SS&C Technologies, Inc.                               639        4,872
 *Stac Software, Inc.                                   600        3,338
 *StarBase Corporation                                1,700        4,250
 *Sterling Commerce, Inc.                             4,299      156,914
 *Sterling Software                                   3,556       94,901
 *Stratasys, Inc.                                     2,400        8,550
 *Structural Dynamics Research Corporation            1,627       30,201
 *Summit Design, Inc.                                 1,088        3,264
 *SunGard Data Systems, Inc.                          5,004      172,638
 *Sunquest Information Systems, Inc.                    567        9,143
 *Sunrise International Leasing Corporation             600        2,700
 *SVI Holdings, Inc.                                  1,311       15,732
 *Sykes Enterprises, Inc.                             1,959       65,382
 *Symantec Corporation                                2,479       63,215
 *Symix Systems, Inc.                                   341        3,495
 *Synopsys, Inc.                                      3,188      175,938
 *Syntel, Inc.                                        1,708       15,372
 *System Software Associates, Inc.                    1,755        2,907
 *Systems & Computer Technology Corporation           1,623       23,635
 *Tadeo Holdings, Inc.                                  700        2,734
 *Take-Two Interactive Software, Inc.                   620        4,728

----------------------------------------------------------------------

                                                   Shares        Value

----------------------------------------------------------------------
 *Tangram Enterprise Solutions, Inc.                2,600 $      7,638
 *TCSI Corporation                                    600        1,538
 *Techforce Corporation                               369        3,021
 *Technology Solutions Company                      1,825       19,733
 *Teknowledge Corporation                             700        2,975
 *Telescan, Inc.                                      595       14,466
 *Template Software, Inc.                             200          875
 *TenFold Corporation                               1,400       44,450
 *Texas Micro, Inc.                                   600        4,500
 *The Ashton Technology Group, Inc.                   700        8,750
 *The BISYS Group, Inc.                             1,191       69,674
 *The InterCept Group, Inc.                           200        3,100
 *The National Registry, Inc.                       1,000        1,625
 *The Santa Cruz Operation, Inc.                    1,267        8,275
 *The Vantive Corporation                           1,573       17,991
 *The Vialink Company                                 122        1,845
 *THQ, Inc.                                           605       17,394
 *Tier Technologies, Inc. Class B                     384        2,688
 Timberline Software Corporation                      346        5,450
 *Total System Services, Inc                        8,681      164,939
 *TouchStone Software Corporation                   1,100        1,066
 *Towne Services, Inc.                                689        5,426
 *Transaction Systems Architects, Inc. Class A      1,348       52,572
 *TREEV, Inc.                                         300        1,041
 *TRO Learning, Inc.                                  200        1,225
 *TSI International Software Ltd.                   1,882       53,402
 *TSR, Inc.                                           268        2,278
 *Ultimate Software Group, Inc.                       585        3,053
 *Ultradata Corporation                               200        1,400
 *UniComp, Inc.                                     2,500       13,125
 *Unify Corporation                                   512        6,912
 *Unigraphics Solutions, Inc.                         223        4,195
 *UOL Publishing, Inc.                                200        1,450
 *Usdata Corporation                                3,200       12,400
 *USWeb Corporation                                 3,300       73,219
 *Verilink Corporation                                623        1,830
 *Verio, Inc.                                       1,673      116,274
 *Verisign, Inc.                                    2,238      193,028
 *Veritas Software Corporatio                       3,725      353,632
 *Verity, Inc.                                        634       34,355
 *Versant Corporation                               1,000        2,500
 *ViaGrafix Corporation                               100          675
 *Viasoft, Inc.                                     1,783        6,241
 *Vignette Corporation                              1,200       90,000
 *Visio Corporation                                 1,356       51,613
 *VISTA Information Solutions, Inc.                   497        5,747
 *Visual Data Corporation                             234        4,271
 *V-ONE Corporation                                 2,900        7,885
 *Vysis, Inc.                                         936        3,510
 *Walker Interactive Systems                        1,028        2,699
 *Wall Data, Inc.                                     367        3,509
 *Wave Systems Corporation Class A                  1,269       24,111
 *Webhire, Inc.                                       448        2,016
 *WebTrends Corporation                               500       23,063
 *White Pine Software, Inc.                         1,000        4,375

June 30, 1999 (Unaudited)

-------------------------------------------------------------------
MIP Extended Index Portfolio                    Shares        Value

-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------
 *Xionics Document Technologies, Inc.              500 $      2,219
 *Xiox Corporation                                 100        1,875
 *Yahoo!, Inc.                                  10,350    1,782,778
 *Zitel Corporation                              2,100        3,281
 *Zmax Corporation                                 524        1,277
                                                       ------------
                                                         16,652,032
                                                       ------------
Computers & Information--2.1%
 *Accent Color Sciences, Inc.                    2,800        1,820
 *Ace*Comm Corporation                           2,200        7,288
 *Advanced Digital Information Corporation         460       18,630
 *Alpha Microsystems                               800        4,900
 *AlphaNet Solutions, Inc.                         800        3,100
 *Anixter International, Inc.                    1,873       34,182
 *Apex PC Solutions, Inc.                          907       18,594
 *Applied Magnetics Corporation                  2,654        8,128
 *Ariel Corporation                              1,200        2,738
 *Artecon, Inc.                                  1,000        2,250
 *Auspex Systems, Inc.                           1,348       14,660
 *Autologic Information International, Inc.      2,100        9,188
 Avert, Inc.                                       200        1,200
 *Axiohm Transaction Solutions, Inc.               300        1,200
 *Aztec Technology Partners, Inc.                  810        1,519
 *BancTec, Inc.                                    877       15,731
 *Bell & Howell Company                          1,040       39,325
 *Black Box Corporation                            771       38,646
 *Blue Wave Systems, Inc.                          582        2,110
 *Boca Research, Inc.                            2,900       22,113
 *Box Hill Systems Corporation                     640        3,760
 *Bull Run Corporation                             500        2,094
 *Casino Data Systems                            1,000        5,063
 *Ciprico, Inc.                                    218        2,166
 *Cisco Systems, Inc.                            2,466      159,073
 *Cognex Corporation                             1,791       56,528
 Comdisco, Inc.                                  6,800      174,250
 *Communication Intelligence Corporation         2,500        3,594
 *Computer Network Technology Corporation        1,015       21,949
 *Comverse Technology, Inc.                      3,070      231,785
 *Concurrent Computer Corporation                1,966       12,410
 *CopyTele, Inc.                                 1,700        2,922
 *Crosswalk.Com, Inc.                              600        5,850
 *Cybex Computer Products Corporation              560       15,610
 *Daisytek International Corporation               766       12,495
 *Daou Systems, Inc.                             2,252       12,949
 *Data Translation, Inc.                         2,700        9,197
 *Datapoint Corporation                          1,300        1,016
 *Dataram Corporation                              100          988
 *Dialogic Corporation                             726       31,853
 *Diamond Multimedia Systems, Inc.               1,995        8,229
 *Digital Link Corporation                         401        3,008
 *Digital Origin, Inc.                             300          984
 *Dunn Computer Corporation                        500        1,000

-------------------------------------------------------------------

                                                Shares        Value

-------------------------------------------------------------------
 *ECCS, Inc.                                       400 $      1,569
 *Efax.com, Inc.                                   829        9,844
 *Emulex Corporation                               226       25,128
 *Encad, Inc.                                    1,019        6,624
 *Equinox Systems, Inc.                            237        2,563
 *European Micro Holdings, Inc.                    200        1,400
 *Exabyte Corporation                              831        3,220
 *Extended Systems, Inc.                           300        1,388
 *Focus Enhancements, Inc.                       1,000        1,031
 *Fvc.com, Inc.                                  1,201        7,807
 *GateField Corporation                          1,900        1,178
 General Binding Corporation                       595       13,983
 *Genicom Corporation                              600          994
 *Global Imaging Systems, Inc.                     804       14,673
 *Global Intellicom, Inc.                        8,100        1,539
 *Global Payment Tech, Inc.                        240        1,913
 *Hertz Technology Group, Inc.                     800        4,000
 *HMG Worldwide Corporation                        700        2,756
 *Ikos Systems, Inc.                             2,200       21,588
 *In Focus Systems, Inc.                           918       13,770
 *Industrial Data Systems Corporation              500        1,031
 *Intergraph Corporation                         1,788       13,857
 *Interphase Corporation                           300        6,900
 *Iomega Corporation                            11,950       59,003
 *ONN Networks, Inc.                               800        3,300
 *Javelin Systems, Inc.                            261        3,197
 *Key Tronic Corporation                           400        2,250
 *Kofax Image Products, Inc.                       237        2,311
 *Komag, Inc.                                    2,691        8,914
 *Lexmark International Group Class A            5,848      386,324
 *Lumisys, Inc.                                    300          984
 *MAI Systems Corporation                          500        1,625
 *Media 100, Inc.                                  200        1,013
 *Merge Technologies, Inc.                         700          809
 *Micros Systems, Inc.                             721       24,514
 *Micros-To-Mainframes, Inc.                       200          725
 *Microtouch Systems, Inc.                         374        5,563
 *Mitek Systems, Inc.                              500        1,406
 *MTI Technology Corporation                     1,350       17,634
 *Mylex Corporation                                927        5,388
 *NCR Corporation                                4,387      214,140
 *Nematron Corporation                             400        1,175
 *Neomagic Corporation                           1,809       15,207
 *Netrix Corporation                             1,500        5,344
 *Network Computing Devices                        587        2,825
 *Network Six, Inc.                                400        1,700
 *nStor Technologies, Inc.                       2,853        8,024
 *Number Nine Visual Technology Corporation        600        1,500
 *Odetics, Inc. Class A                            335        3,287
 *ODS Networks, Inc.                             1,128        4,442
 *Osage Systems Group, Inc.                        423        2,141
 *PAR Technology Corporation                       391        2,884
 *Paramount Financial Corporation                  600        1,125
 *Paravant, Inc.                                   900        3,206
 *Perot Systems Corporation Class A              3,911      115,375

June 30, 1999 (Unaudited)

----------------------------------------------------------------
MIP Extended Index Portfolio                 Shares        Value

----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------
 *Planar Systems, Inc.                          393 $      3,046
 *Printronix, Inc.                              252        3,528
 *Procom Technology, Inc.                       499        4,117
 *Psc, Inc. Electronics                         437        4,288
 *Quantum Corporation                         7,532      181,710
 *Rainbow Technologies, Inc.                    432        5,103
 *Redback Networks, Inc.                        900      113,006
 *Rimage Corporation                            217        3,255
 *Safeguard Scientifics, Inc.                 1,413       87,606
 *SanDisk Corporation                         1,189       53,505
 *SBE, Inc.                                   1,800       10,350
 *ScanSoft, Inc.                                900        2,588
 *Scansource, Inc.                              201        4,347
 *SCM Microsystems, Inc.                        588       27,269
 *Sequent Computer                            1,958       34,755
 *Sigma Designs, Inc.                         1,048        6,419
 *Simulations Plus, Inc.                      1,800        3,600
 *Smart Modular Technologies, Inc.            2,091       36,331
 *Socrates Technologies Corporation           1,500        1,594
 *Splash Technology Holdings                  1,013        7,123
 *Storage Computer Corporation                  800        1,400
 *Storage Technology Corporation              4,466      101,602
 *Sybase, Inc.                                3,656       40,216
 *Tanisys Technology, Inc.                    1,200        1,275
 *Tekgraf, Inc.                                 800        1,500
 Telxon Corporation                             794        6,302
 *Tera Computer Company                         998        5,489
 *Thrustmaster, Inc.                            596       14,304
 *Tidel Technologies, Inc.                    1,200        2,475
 *TransAct Technologies, Inc.                   300        1,988
 *Tricord Systems, Inc.                       2,200        7,838
 *Tridex Corporation                            400        1,025
 *Trinitech Systems, Inc.                       393        6,042
 *UBICS, Inc.                                   800        2,450
 *UNOVA, Inc.                                 2,448       38,862
 Valmont Industries, Inc.                     1,124       19,143
 *Vertel Corporation                          1,800        3,375
 *Visual Networks, Inc.                         896       28,672
 *Vitech America, Inc.                          739        7,760
 Wallace Computer Services, Inc.              1,935       48,375
 *Western Digital Corporation                 4,171       27,112
 *Xircom, Inc.                                1,129       33,941
 *Xybernaut Corporation                       2,165        6,901
 *Zebra Technologies Corporation Class A      1,398       53,736
                                                    ------------
                                                       3,147,509
                                                    ------------
Containers & Packaging--0.2%
 *ACX Technologies, Inc.                      1,275       20,719
 *Astronics Corporation                         299        2,990
 *Bway Corporation                              443        6,313
 *Disc Graphics, Inc.                           400        1,975
 *EarthShell Corporation                      4,476       31,332
 *EPL Technologies, Inc.                        512        1,920
 Greif Bros Corporation Class A               1,025       26,138
 Interpool, Inc.                              1,233       16,029
 *PVC Container Corporation                     313        2,035
 *Silgan Holdings, Inc.                         854       16,973

------------------------------------------------------------------

                                               Shares        Value

------------------------------------------------------------------
 Sonoco Products Company                        4,546 $    136,096
 *UFP Technologies, Inc.                          500        1,750
 *US Can Corporation                              485       10,791
                                                      ------------
                                                           275,061
                                                      ------------
Cosmetics & Personal Care--0.4%
 *Carson, Inc.                                  2,200        7,288
 Carter-Wallace, Inc.                           2,025       36,830
 *Chattem, Inc.                                   427       13,584
 *Chromatics Color Sciences                       968        7,986
 Del Laboratories, Inc.                           337        4,844
 Dial Corporation                               4,617      171,695
 *Enamelon, Inc.                                  458          573
 Estee Lauder Company Class A                   5,478      274,585
 *French Fragrances, Inc.                         509        3,722
 *Garden Botanika, Inc.                         2,700          999
 *International Specialty Products, Inc.        3,076       31,337
 *Jean Philippe Frangrances                       378        3,071
 NCH Corporation                                  250       12,375
 Quaker Chemical Corporation                      324        5,265
 *Revlon, Inc. Class A                            894       27,044
 Stepan Company                                   663       16,824
 Stephan Company                                  211          884
 *Styling Technology                              182        2,366
 *Sybron Chemicals, Inc.                          255        4,526
 *USA Detergents, Inc.                            509        3,086
 *Usana, Inc.                                     581        4,793
                                                      ------------
                                                           633,677
                                                      ------------
Electric Utilities--3.0%
 Allegheny Energy, Inc.                         5,478      175,638
 Alliant Energy Corporation                     3,451       97,922
 Avista Corporation                             2,499       40,609
 Bangor Hydro-Electric Company                    271        4,370
 BEC Energy                                     2,111       87,079
 Black Hills Corporation                          965       22,316
 *Calpine Corporation                           1,101       59,454
 Central Hudson Gas & Electric Corporation        756       31,752
 CIL Corporation, Inc.                            608       38,000
 *Citizens Utilities Company Class B           11,657      129,684
 Cleco Corporation                              1,006       30,557
 CMP Group, Inc.                                1,451       37,998
 CMS Energy Corporation                         4,628      193,798
 Commonwealth Energy System                       963       40,446
 Conectiv, Inc.                                 4,804      117,398
 Control Vermont Public Service                   422        5,381
 DPL, Inc.                                      7,204      132,374
 DQE, Inc.                                      3,478      139,555
 Eastern Utilities Associates                     914       26,620
 *El Paso Electric Company                      2,696       24,096
 *EMCOR Group, Inc.                               367        9,244
 Energy East Corporation                        5,650      146,900
 Florida Progress Corporation                   4,042      166,985
 Green Mountain Power Corporation                 236        2,655
 Hawaiian Electric Industries, Inc.             1,434       50,907
 IdaCorporation, Inc.                           1,682       52,983
 Illinova Corporation                           3,208       87,418

June 30, 1999 (Unaudited)

---------------------------------------------------------------
MIP Extended Index Portfolio                Shares        Value

---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
 IPALCO Enterprises, Inc.                    4,042 $     85,640
 Kansas City Power & Light Company           2,769       70,610
 KeySpan Corporation                         6,563      173,099
 LG&E Energy Corporation                     5,802      121,842
 Madison Gas & Electric Company                719       14,740
 *MidAmerican Energy Holdings Company        2,664       92,241
 Minnesota Power & Light Company             3,226       64,117
 Montana Power Company                       2,462      173,571
 Nevada Power Company                        2,293       57,325
 New England Electric System                 2,677      134,185
 NiSource, Inc.                              5,258      135,722
 *Northeast Utilities                        5,840      103,295
 NorthWestern Corporation                    1,028       24,865
 OGE Energy Corporation                      3,613       85,809
 Orange and Rockland Utilities, Inc.           604       35,296
 Otter Tail Power Company                      530       20,438
 Pinnacle West Capital Corporation           3,791      152,588
 Potomac Electric Power                      5,303      156,107
 Public Service Company of New Mexico        1,869       37,146
 Puget Sound Power & Light                   3,783       90,792
 *Quanta Services, Inc.                      1,117       49,148
 Rochester Gas and Electric Corporation      1,697       45,077
 Scana Corporation                           4,634      108,320
 Sierra Pacific Resources                    1,385       50,379
 SIG Corporation, Inc.                       1,057       30,191
 St Joseph Light & Power                       299        6,148
 Teco Energy                                 5,901      134,248
 The Empire District Electric Company          761       19,834
 The United Illuminating Company               641       27,202
 TNP Enterprises, Inc.                         594       21,533
 *UniSource Energy Corporation               1,442       17,214
 Unitil Corporation                            166        4,181
 Utili Corporation United, Inc.              4,035       98,101
 Western Resources, Inc.                     2,946       78,437
 Wisconsin Energy Corporation                5,157      129,247
 WPS Resources Corporation                   1,187       35,610
 *York Research Corporation                    666        4,121
                                                   ------------
                                                      4,640,558
                                                   ------------
Electronics--7.2%
 *3Dfx Interactive, Inc.                     1,254       19,594
 *8 X 8, Inc.                                1,983        8,242
 *Aavid Thermal Technologies, Inc.             440        9,955
 *Acme Electric Corporation                    500        2,719
 *Act Manufacturing, Inc.                      334        4,676
 *Actel Corporation                          1,037       15,296
 *Adaptec, Inc.                              4,834      170,701
 *ADE Corporation                              686        8,232
 *ADFlex Solutions, Inc.                     3,200       12,800
 *Advanced Lighting Technologies, Inc.         745        6,705
 *Aeroflex, Inc.                               947       18,703

-------------------------------------------------------------

                                          Shares        Value

-------------------------------------------------------------
 *Aerosonic Corporation                      178 $      2,425
 *Affinity Technology Group, Inc.          2,000        3,500
 *Align-Rite International, Inc.             300        4,163
 *Alliance Semiconductor Corporation       1,830       18,186
 *Alpha Industries, Inc.                     907       43,196
 *Alpha Technologies Group, Inc.             300        1,125
 *Altera Corporation                       9,006      331,523
 *American Locker Group, Inc.                100          875
 *American Power Conversion                8,664      174,363
 *American Superconductor Corporation        566        8,455
 *American Xtal Technology, Inc.             892       21,241
 Ametek, Inc.                              1,434       32,982
 *Amkor Technology, Inc.                   5,273       54,048
 *Ampex Corporation Class A                2,236       11,320
 *Amphenol Corporation Class A               799       31,760
 *Anacomp, Inc.                              517        8,789
 *Analog Devices, Inc.                     7,275      365,104
 *Anaren Microwave, Inc.                     202        4,217
 *Anicom, Inc.                             1,223       12,842
 *APA Optics, Inc.                           300        2,138
 *Applied Cellular Technology, Inc.        1,900        6,175
 *Applied Micro Circuits Corporation       1,137       93,518
 *Arrow Electronics, Inc.                  4,278       81,282
 *Artesyn Technologies, Inc.               1,690       37,497
 *Artisan Components, Inc.                   998       11,602
 *Aspec Technology, Inc.                   3,000        2,625
 *Astropower, Inc.                           514        8,995
 *Atmel Corporation                        4,655      121,903
 *Atmi, Inc.                                 990       29,453
 *Ault, Inc.                                 200        1,638
 Avnet, Inc.                               1,604       74,586
 AVX Corporation                           3,871       94,356
 *Axsys Technologies, Inc.                   179        2,059
 Bairnco Corporation                         377        2,828
 Baldor Electric Company                   1,656       32,913
 Barnes Group, Inc.                          890       19,358
 Bel Fuse, Inc. Class A                      191        5,348
 Bell Industries, Inc.                       349        1,549
 *Benchmark Electronics, Inc.                519       18,652
 BMC Industries, Inc.                      1,201       12,385
 *Boulder Technologies Corporation           429        3,754
 Boston Acoustics, Inc.                      184        3,289
 *Broadcom Corporation Class A             1,628      235,348
 *BTU International, Inc.                    400        1,950
 *Burr-Brown Corporation                   1,649       60,395
 *California Amplifier, Inc.                 500        3,250
 *Catalina Lighting, Inc.                    300        1,500
 *Catalyst Semiconductor, Inc.             1,900          988
 *C-COR Electronics, Inc.                    335        9,338
 *C-Cube Microsystems, Inc.                1,779       56,372
 *CellStar Corporation                     2,938       23,137
 *Central Sprinkler Corporation              100        2,819
 *Ceradyne, Inc.                           2,800       12,775
 *Cidco, Inc.                              3,429       25,396
 *Cirrus Logic, Inc.                       2,857       25,356
 *Commscope, Inc.                          2,305       70,879
 *Concord Camera                             501        2,630

June 30, 1999 (Unaudited)

--------------------------------------------------------------------------
MIP Extended Index Portfolio                           Shares        Value

--------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------
 *Conexant Systems, Inc.                                4,377 $    254,140
 Control Chief Holdings, Inc.                             200        1,000
 *CP Clare Corporation                                    700        4,156
 Craftmade International, Inc.                            278        3,614
 *Cree Research, Inc.                                     668       51,394
 CTS Corporation                                          608       42,560
 *Cypress Semiconductor Corporation                     4,747       78,326
 C&D Technologies, Inc.                                   557       17,058
 *Daktronics, Inc.                                        100        1,175
 Dallas Semiconductor Corporation                       1,462       73,831
 *Datum, Inc.                                             200        2,213
 *Dense-Pac Microsystems, Inc.                            700        1,356
 Diebold, Inc.                                          3,077       88,464
 *Diodes, Inc.                                            300        2,513
 *Dionex Corporation                                      993       40,217
 *Display Technologies, Inc.                              300        1,181
 *Drexler Technology Corporation                          360        3,420
 *DRS Technologies, Inc.                                  283        2,989
 *DuPont Photomasks, Inc.                                 684       32,747
 *ECC International Corporation                           300        1,181
 EDO Corporation                                          296        2,146
 *EFTC Corporation                                      1,195        5,826
 *Electric Fuel Corporation                               639        1,058
 *Electro Scientific Industries, Inc.                     609       25,445
 *Electronic Retailing Systems International, Inc.        900        1,350
 *Electronics for Imaging, Inc.                         2,378      122,170
 *Emcore Corporation                                      419        8,432
 *EMS Technologies, Inc.                                  320        4,640
 *En Pointe Technologies, Inc.                            200        1,200
 *Energy Research Corporation                             100        1,425
 *Engineering Measurements Company                        200        1,250
 *Esco Electronics                                        452        5,791
 *ESS Technology, Inc.                                  2,018       27,117
 *ETEC Systems, Inc.                                      983       32,685
 *E-Tek Dynamics, Inc.                                  2,748      130,702
 *eToys, Inc.                                           4,600      187,450
 *Evans & Sutherland Computer Corporation                 365        4,768
 *Exar Corporation                                        443       10,964
 *Faroudja, Inc.                                        2,800        7,875
 *Fiberstars, Inc.                                        300        1,463
 Franklin Electric Company, Inc.                          250       16,250
 *FSI International, Inc.                                 950        7,897
 *GameTech International, Inc.                            400        1,900
 *General Motors Corporation Class H                    4,681      263,306
 *General Semiconductor, Inc.                           2,258       20,604
 *Genus, Inc.                                             700        2,275
 *GP Strategies Corporation                               398        3,483
 *Graham Corporation                                      200        1,850
 *Hadco Corporation                                       597       23,731
 Harman International Industries, Inc.                    791       34,804
 *Harvey Electronics, Inc.                              3,300        8,044
 *Hauppage Digital, Inc.                                  300        5,850

--------------------------------------------------------------

                                           Shares        Value

--------------------------------------------------------------
 *HEI, Inc.                                   300 $      1,969
 Helix Technology Corporation                 997       23,866
 *Herley Industries, Inc.                     236        3,083
 *hi/fn, Inc.                                 339       25,806
 *HMT Technology Corporation                2,954        7,385
 *Holophane Corporation                       696       26,535
 *Hospitality Worldwide Services              542        1,965
 Hubbell, Inc. Class B                      2,942      133,493
 Hughes Supply, Inc.                        1,072       31,825
 *Hutchinson Technology, Inc.               1,099       30,497
 *Hytek Microsystems, Inc.                    700        1,203
 *Ibis Technology Corporation                 405       13,568
 *IEC Electronics Corporation               2,800        9,975
 *IFR Systems, Inc.                         1,900        9,025
 *Illinois Superconductor Corporation       1,000          750
 *Imation Corporation                       1,818       45,109
 *IMP, Inc.                                 2,900        8,700
 Innovex, Inc.                                544        7,616
 Instron Corporation                          255        5,164
 *Integrated Device Technology, Inc.        3,881       42,206
 *Integrated Silicon                          868        5,045
 *Intek Global Corporation                  1,100        2,922
 *Intellicell Corporation                   1,200        6,225
 *Interlink Electronics, Inc.               1,700       16,894
 *International Rectifier Corporation       2,405       32,017
 *Intest Corporation                          300        2,100
 *Intevac, Inc.                               642        3,531
 *Invision Technologies, Inc.                 539        2,762
 *Jabil Circuit, Inc.                       3,639      164,210
 *Jason, Inc.                                 750        6,000
 *Jpm Company                                 360        4,680
 Juno Lighting Company                        831       20,360
 *Kemet Corporation                         1,754       40,232
 *Kent Electronics Corporation              1,250       24,766
 Kollmorgen Corporation                       373        5,595
 *Koss Corporation                            400        4,800
 *K-Tel International                         372        2,592
 *Lam Research Corporation                  1,833       85,578
 *Lamson & Sessions Company                   801        4,806
 *Lattice Semiconductor Corporation         1,048       65,238
 *Let's Talk Cellular & Wireless, Inc.      2,500        8,750
 *Level One Communications, Inc.            1,801       88,136
 Linear Technology Corporation              6,926      465,764
 *Littelfuse, Inc.                            908       17,479
 *Litton Industries, Inc.                   2,033      145,868
 *Logic Devices, Inc.                         600        2,363
 *Lowrance Electronics, Inc.                1,700       10,838
 LSI Industries, Inc.                         356        8,589
 *LSI Logic Corporation                       174        8,026
 *Mackie Designs, Inc.                        561        2,665
 *Macromedia, Inc.                          1,889       66,587
 *Maker Communications, Inc.                  800       24,800
 *Marshall Industries                         607       21,814
 *Mattson Technology, Inc.                    653        8,244

June 30, 1999 (Unaudited)

---------------------------------------------------------------
MIP Extended Index Portfolio                Shares        Value

---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
 *Maxim Integrated Products, Inc.            6,150 $    408,965
 *Maxwell Technologies, Inc.                   312        7,508
 *Measurements Specialties, Inc.               300        3,638
 *MEMC Electronic Materials, Inc.            3,212       39,146
 *Mercury Computer Systems, Inc.               372       11,997
 *Merix Corporation                            500        3,813
 Methode Electronics, Inc. Class A           1,590       36,371
 *Metrologic Instruments, Inc.                 241        2,741
 *Micrel, Inc.                                 892       66,008
 *Micrion Corporation                          100        1,125
 *Micro Linear Corporation                     810        2,936
 *Microchip Technology, Inc.                 2,297      108,820
 *Micron Electronics, Inc.                   4,297       43,239
 *Microsemi Corporation                        617        5,784
 *Microvision, Inc.                            272        6,154
 *MIPS Technologies, Inc. Class A            1,667       79,912
 *MKS Instruments, Inc.                      1,300       24,213
 *MMC Networks, Inc.                         1,344       60,144
 Molex, Inc.                                 6,971      257,927
 *Moog, Inc. Class A                           269        9,247
 *MRV Communications, Inc.                   1,482       19,451
 *Nashua Corporation                           283        2,795
 *National-Standard Company                  3,300       16,088
 *Northeast Digital Networks, Inc.          17,900        2,327
 *Novellus System, Inc.                      1,728      117,936
 *Nu Horizons Electronics Corporation          200        1,413
 *NUWAVE Technologies, Inc.                    600        1,181
 *Oak Industries, Inc.                         787       34,382
 *Oak Technology, Inc.                       1,699        6,159
 *On-Point Technology Systems, Inc.            400          925
 *Opti, Inc.                                   683        4,151
 *Orbit, Inc.                                  900        2,138
 *Ortel Corporation                            438        4,654
 *OSI Systems, Inc.                            434        2,170
 *OYO Geospace Corporation                   1,100       14,438
 *OI Corporation                               200          875
 *Pacific Aerospace & Electronics, Inc.        600          956
 *Panavision, Inc.                             360        2,430
 Park Electrochemical Corporation              466       13,398
 *Parlex Corporation                           600        9,450
 *Pcd, Inc.                                    310        3,410
 *PE Corporation--Celera Genomics Group      1,300       21,044
 *Percon, Inc.                                 100          806
 *Pericom Semiconductor Corporation            544        6,120
 *Photon Dynamics, Inc.                        400        4,800
 *Photronics, Inc.                           1,092       26,754
 *Pinnacle Holdings, Inc.                    1,200       29,400
 *Pinnacle Systems, Inc.                     1,034       34,768
 Pioneer-Standard Electronics, Inc.            971       11,652
 *Pixar, Inc.                                2,088       90,045
 *Plexus Corporation                           660       19,883
 *PLX Technology, Inc.                       1,200       56,850

--------------------------------------------------------------

                                           Shares        Value

--------------------------------------------------------------
 *Policy Management System Corporation      1,613 $     48,390
 *Powell Industries, Inc.                     391        3,617
 *Power Integrations, Inc.                    556       40,658
 *Power-One, Inc.                             730       17,976
 *Praegitzer Industries, Inc.                 472        2,803
 *Printtrak International, Inc.               508        3,747
 *QLogic Corporation                          785      103,620
 *QMS, Inc.                                   300        1,650
 *QualMark Corporation                      2,100        4,856
 Quixote Corporation                          292        3,559
 *Rambus, Inc.                              1,033       95,230
 *Ramtron International Corporation         4,200        2,625
 *Rayovac Corporation                       1,229       27,883
 *Read-Rite Corporation                     2,179       13,517
 *Recoton Corporation                         531        4,829
 *Remec, Inc.                               1,134       18,286
 *Reptron Electronics, Inc.                 2,700        9,619
 *Research Frontiers, Inc.                    404        3,914
 *Research, Inc.                            3,200       22,800
 *RF Micro Devices, Inc.                    1,838      137,161
 *RF Monolithics, Inc.                        257        2,506
 Richardson Electronics                       481        3,277
 *Robinson Nugent, Inc.                     2,700       12,150
 *Rogers Corporation                          281        8,290
 *Saf T Lok, Inc.                             800        2,100
 *Sanmina Corporation                       2,498      189,536
 *Sbs Technologies, Inc.                      315        6,379
 *SCI Systems, Inc.                         3,187      151,383
 Scientific Technologies, Inc.                430        2,553
 *SDL, Inc.                                 1,362       69,547
 *SeaMED Corporation                          300        3,525
 *Semtech Corporation                         659       34,350
 *Sensar Corporation                          800        4,300
 *Sensormatic Electronics Corporation       3,351       46,705
 *Sensory Science Corporation                 700        2,494
 *Sheldahl, Inc.                              484        3,207
 *Sigmatron International, Inc.               200          913
 *Signal Technology Corporation             2,400       13,200
 *Silicon Storage Technology                1,029        7,685
 *Silicon Valley Group, Inc.                1,468       24,681
 *Siliconix, Inc.                             567       19,420
 *Sipex Corporation                           860       17,630
 *SL Industries, Inc                          253        3,226
 *SLI, Inc.                                 1,299       35,073
 *Smartflex Systems, Inc.                     300          994
 *Spacehab, Inc.                              412        2,112
 *Sparton Corporation                         350        2,100
 *Spectra-Physics Lasers, Inc.                796        6,567
 *Spectrum Control, Inc.                      490        3,583
 *Spire Corporation                         3,200       12,400
 *SRS Labs, Inc.                              521        2,084
 *Star Struck Ltd.                          2,800       13,825
 *Stimsonite Corporation                      373        5,455
 *Stoneridge, Inc.                          1,002       13,527
 *Superconductor Technologies, Inc.         2,500        9,375
 *Supertex, Inc.                              542        6,233
 *Surge Components, Inc.                    1,900        5,403

100
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June 30, 1999 (Unaudited)

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
MIP Extended Index Portfolio                          Shares        Value

-------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------
 Symbol Technologies, Inc.                             3,954 $    145,804
 TB Woods Corporation                                    261        2,822
 *Tech Sym Corporation                                   223        5,296
 Technitrol, Inc.                                        723       23,317
 Tech/Ops Sevcon, Inc.                                   139        1,720
 *Telcom Semiconductor, Inc.                             847        8,152
 *Teradyne, Inc.                                       3,865      277,314
 *The Carbide/Graphite Group                             373        5,339
 *The Cherry Corporation                                 461        6,454
 *The DII Group, Inc.                                  1,389       51,827
 The Eastern Company                                     160        2,860
 *The Genlyte Group, Inc.                                802       17,995
 *The Panda Project, Inc.                              8,100        1,256
 *Thermo Ecotek Corporation                            1,607       12,856
 *Thermo Instrument Systems, Inc.                      5,334       90,011
 *Thermo Vision Corporation                              500        2,750
 Thomas Industries, Inc.                                 710       14,555
 *Three-Five Systems, Inc.                               373        5,152
 *Trans-Industries, Inc.                                 100          725
 *Transmation, Inc.                                      400        1,250
 *TranSwitch Corporation                               1,222       57,892
 *Trident Microsystems, Inc.                             577        5,301
 *Trimble Navigation Ltd.                                815       10,493
 TriQuint Semiconductor, Inc.                            449       25,509
 *Triumph Group, Inc.                                    515       13,133
 *UCAR International, Inc.                             2,012       50,803
 *Ultralife Batteries, Inc.                              469        2,580
 *Unique Mobility, Inc.                                  714        3,392
 *Unitrode Corporation                                 1,513       43,404
 *Universal Display Corporation                          300        1,275
 *Universal Electric                                     289        8,110
 *uniView Technologies Corporation                     2,400        5,400
 *US Wireless Corporation                                600        2,288
 *Valence Technology, Inc.                               946        6,977
 *Varian, Inc.                                         1,330       17,955
 *Varian Semiconductor Equipment Associates, Inc.      1,430       24,310
 *Vicor Corporation                                    1,875       39,727
 *VideoServer, Inc.                                      690        6,555
 *Viisage Technology, Inc.                               900        1,069
 *Vishay Intertechnology, Inc.                         3,784       79,459
 *Vitesse Semiconductor Corporation                    3,476      234,413
 Watkins-Johnson Company                                 241        7,110
 *WESCO International, Inc.                            1,800       36,900
 *Williams Controls, Inc.                              2,200        6,806
 *Wireless Telecom Group, Inc.                           500        1,156
 Woodhead Industries, Inc.                               406        4,974
 *WPI Group, Inc.                                      2,700        8,691
 *Xicor, Inc.                                            800        3,175
 *Xilinx, Inc.                                         6,596      377,611
 *YieldUP International Corporation                      500          844
 *Zing Technologies, Inc.                                200        1,625
 *Zoltek Companies, Inc.                                 798        6,334
 *Zoran Corporation                                      672       11,256
                                                             ------------
                                                               10,936,122
                                                             ------------

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

                                               Shares        Value

------------------------------------------------------------------
Entertainment & Leisure--1.3%
 *4Kids Entertainment, Inc.                       200 $      3,550
 *800 Travel Systems, Inc.                        500        2,000
 *Acres Gaming, Inc.                            3,300        6,600
 *Adams Golf, Inc.                                829        2,124
 Allen Organ Company Class B                      171        6,156
 *Alliance Gaming Corporation                     437        1,639
 *Alpha Hospitality Corporation                   400        1,600
 *Amc Entertainment                             1,050       20,081
 *American Coin Merchandising, Inc.               200        1,300
 *American Wagering, Inc.                         348        2,175
 AMF Bowling, Inc.                              2,403       20,275
 *Anchor Gaming                                   539       25,906
 *Argosy Gaming Company                         1,103        9,720
 *Ascent Entertainment Group                    1,331       18,800
 *Autotote Corporation Class A                  1,200        2,850
 *Avid Technology, Inc.                         1,096       17,673
 A.T. Cross Class A                               610        3,393
 *Bally Total Fitness Holdings Corporation      1,035       29,368
 *barnesandnoble.com, Inc.                      1,100       19,800
 *Big Entertainment, Inc.                         389        6,078
 *Boston Celtics                                  410        4,869
 *Boyd Gaming Corporation                       2,280       15,960
 *Brass Eagle, Inc.                               200        3,750
 *Brilliant Digital Entertainment, Inc.           500        3,000
 Callaway Golf Company                          3,360       49,140
 *Carmike Cinemas, Inc. Class A                   419        6,678
 Cedar Fair LP.                                 2,332       58,154
 *Championship Auto Racing                        678       20,298
 *Cheap Tickets, Inc.                           1,000       36,500
 Churchill Downs, Inc.                            277        9,557
 *Clark (Dick) Productions, Inc.                  309        4,287
 *Cleveland Indians Baseball                      600       11,025
 *Coastcast Corporation                           357        4,552
 *Coleman Company, Inc.                         2,497       23,409
 CPI Corporation                                  569       18,777
 *Craig Corporation                             1,000        7,063
 *Cybex International, Inc.                     1,900        8,550
 *Department 56, Inc.                             808       21,715
 Dover Downs Entertainment                      1,590       28,123
 *DSI Toys, Inc.                                  505        2,178
 Ellett Brothers, Inc.                            200        1,450
 Escalade, Inc.                                   139        2,398
 *Family Golf Centers, Inc.                       952        7,319
 *Florida Panthers Holding                      1,561       16,683
 *Football USA, Inc.                            2,900       14,138
 *Four Media Company                              663        4,310
 Gaylord Entertainment Company Class A          1,467       44,010
 *Golf Entertainment, Inc.                      1,300        1,300
 *GTECH Holdings Corporation                    1,846       43,496
 *Hollywood Entertainment Corporation           2,093       40,944
 *Hollywood Park, Inc.                            951       16,167
 *Image Entertainment, Inc.                       599        3,894
 *Imaginon                                        946        2,129
 International Game Technology                  5,021       92,889

                                                                             101
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June 30, 1999 (Unaudited)

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
MIP Extended Index Portfolio                       Shares        Value

----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
 International Speedway Corporation Class A           486 $     23,085
 *Jackpot Enterprises, Inc.                           385        3,273
 *Jakks Pacific, Inc.                                 419       12,491
 *JCC Holding Company Class A                       1,000        7,750
 *Johnson Worldwide Associates                        300        2,700
 K2, Inc.                                             611        5,461
 *Kushner Locke Company                               489        3,179
 *Lady Luck Gaming Corporation                      2,000        9,250
 *Lakes Gaming, Inc.                                  389        4,255
 *Laser-Pacific Media Corporation                     500        2,984
 *Loews Cineplex Entertainment                      2,622       28,514
 *Macrovision Corporation                             390       29,201
 *Mandalay Resort Group                             4,256       89,908
 *Metro-Goldwyn-Mayer, Inc.                         6,740      123,005
 *MGM Grand, Inc.                                   2,953      144,697
 *Multimedia Games, Inc.                              200        1,400
 *Navigant International, Inc.                        579        4,560
 *Paul-Son Gaming Corporation                       1,300       11,700
 *PDS Financial Corporation                           300        1,481
 *Penn National Gaming, Inc.                          543        5,023
 *Penske Motorsports, Inc.                            620       30,768
 *People's Choice TV Corporation                      500        4,766
 *Platinum Entertainment, Inc.                        600        4,725
 *Play By Play Toys & Novelties, Inc.               1,500        6,141
 *Playcore, Inc.                                    1,200        6,900
 *Players International, Inc.                       1,178        8,467
 *Premier Parks, Inc.                               3,374      123,995
 *Racing Champions Corporation                        589        4,197
 *Rawlings Sporting Goods Company                     287        2,834
 *Reading Entertainment, Inc.                         333        2,518
 *Rentrak Corporation                                 300        1,500
 *Resortquest International, Inc.                     754        6,221
 *Riddell Sports, Inc.                                500        1,813
 *Sabre Group Holdings, Inc.                        1,002       68,888
 *Sfx Entertainment, Inc. Class A                   1,534      102,107
 *Sodak Gaming, Inc.                                  939        8,803
 *Speedway Motorsports                              1,856       72,964
 *Sport Supply Group, Inc.                            331        3,351
 *Sports Club Co, Inc.                                600        2,475
 *Steinway Musical Instruments                        325        8,613
 *TBA Entertainment Corporation                       500        2,156
 *TearDrop Golf Company                               400        1,050
 *Ticketmaster Online-CitySearch, Inc. Class B        313        9,468
 Todd Corporation Class A                             300        3,300
 *Topps Company, Inc.                               1,711       12,458
 *Toymax International, Inc.                          474        2,311
 *Trimark Holdings, Inc.                            1,000        4,688
 *Unapix Entertainment, Inc.                          400        1,275
 *United Leisure Corporation                          400        1,088
 *Video Update, Inc. Class A                        1,200          975
 *Westwood One, Inc.                                1,280       45,680
 *WMS Industries, Inc.                              1,202       20,434
                                                          ------------
                                                             1,920,646
                                                          ------------

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

                                                Shares        Value

-------------------------------------------------------------------
Environmental Controls--0.4%
 *Allied Waste Industries, Inc.                  8,176 $    161,476
 *Aqua Alliance, Inc.                            5,295        5,295
 *ATG, Inc.                                        810        5,366
 *Casella Waste Systems, Inc. Class A              618       16,068
 *Covol Technologies, Inc.                         559        2,865
 *Crown Andersen, Inc.                             100          769
 *Environmental Elements Corporation               300          994
 *GZA GeoEnvironmental Technologies, Inc.          600        3,000
 *Harding Lawson Associates Group, Inc.            300        2,550
 *Hi-Rise Recycling Systems, Inc.                  900        2,700
 *Kti, Inc.                                        487        6,940
 *Layne Christensen Company                        520        3,315
 *Metal Management, Inc.                           600          900
 *MFRI, Inc.                                       300        1,500
 *MPM Technologies, Inc.                           300        1,575
 *New Horizons Worldwide, Inc.                     247        4,878
 Ogden Corporation                               2,197       59,182
 *Republic Services, Inc. Class A                7,567      187,283
 *Safety-Kleen Corporation                       4,354       78,916
 Sevenson Environmental Services, Inc.             200        2,325
 *Stericycle, Inc.                                 700        9,494
 *Strategic Diagnostic, Inc.                       300        1,125
 *Superior Services, Inc.                        1,454       38,804
 *Synagro Technologies, Inc.                       300        1,913
 *Thermatrix, Inc.                                 300        1,313
 *TRC Companies, Inc.                              500        3,063
 Trigen Energy Corporation                         453        8,607
 *Trion, Inc.                                      300        1,416
 *U S Liquids, Inc.                                754       15,740
 *Waste Connections, Inc.                          743       22,662
 *Waste Industries                                 593       10,600
 *Waste Systems International                      524        3,619
                                                       ------------
                                                            666,253
                                                       ------------
Financial Services--4.5%
 Advanta Corporation Class A                     1,193       21,549
 Advest Group, Inc.                                398        7,935
 *Affiliated Managers Group                      1,084       32,723
 AG Edwards, Inc.                                4,212      135,837
 Alliance Capital Management                     7,616      246,092
 Allied Capital Corporation                      2,339       56,136
 American Capital Strategies                       407        7,428
 *Americredit                                    2,803       44,848
 *Ameritrade Holding Corporation Class A         2,553      270,618
 *Ampal-American Israel Corporation Class A        883        4,746
 *Amresco, Inc.                                  2,017       12,984
 *Analytical Surveys, Inc.                         249        6,194
 Apartment Investment & Management Company       2,831      121,025
 *Arcadia Financial Ltd.                         1,444       11,191

102
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June 30, 1999 (Unaudited)

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
MIP Extended Index Portfolio                   Shares        Value

------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------
 Atalanta Sosnoff Capital Corporation             500 $      4,656
 Avalon Capital, Inc.                             400        6,500
 *Borg-Warner Security Corporation              1,052       21,369
 *Boron Lepore & Associates                       466        3,903
 Camden Property Trust                          1,993       55,306
 Capitol Federal Financial                      4,100       42,794
 *Caribiner International, Inc.                 1,073        6,639
 *Cash Technologies, Inc.                         100        1,100
 *Central Financial Acceptance Corporation        300        1,088
 *Century Business Services                     3,228       46,806
 Charter Municipal Mtg Accptc                     921       11,800
 CIT Group, Inc. Class A                        7,046      203,453
 *CompuCredit Corporation                       1,300       24,700
 Conning Corporation                              477        7,751
 *Consumer Portfolio Services                     700        1,170
 *ContiFinancial Corporation                    1,724        6,142
 *Credit Acceptance Corporation                 2,070       12,420
 *Creditrust Corporation                          395       10,961
 *Crescent Operating, Inc.                        500        3,406
 *Crown Group, Inc.                               444        2,775
 Dain Rauscher Corporation                        556       30,094
 *Delta Financial Corporation                     688        4,386
 Donaldson Lufkin & Jenrette, Inc.              5,592      336,908
 *Donna Karan International, Inc.                 796        7,910
 Doral Financial Corporation                    1,808       31,188
 *Dvi, Inc.                                       519        8,888
 Eaton Vance Corporation                        1,608       55,376
 *Ebay, Inc.                                    5,703      861,143
 *Electronic Processing, Inc.                     207        2,148
 *Equitex, Inc.                                   239        3,167
 EVEREN Capital Corporation                     1,557       46,418
 *E*TRADE Group, Inc.                          10,522      420,212
 *Factual Data Corporation                        100        1,056
 Federated Investors, Inc. Class B              3,860       69,239
 *Financial Federal Corporation                   665       14,630
 *Finet Holdings Corporation                    3,100       17,244
 Finova Group, Inc.                             2,693      141,719
 First Albany Companies, Inc.                     315        5,040
 *First Cash, Inc.                                400        3,850
 *First Sierra Financial, Inc.                    524       13,100
 *Firstcity Financial Corporation                 305        1,678
 *Food Technology Service, Inc.                   450        1,913
 *Forrester Research, Inc.                        383        9,575
 *Franchise Management Acceptance               1,059        9,266
 Freedom Securities Corporation                   899       15,395
 *Friedman Billings Ramsey Group, Inc.--A         555        6,591
 Fulton Financial Corporation                   3,096       64,049
 *Gabelli Asset Management, Inc. Class A          500        7,906
 *Gallery of History, Inc.                        400        2,100
 *Greg Manning Auctions, Inc.                     400        8,000
 *Hallwood Group                                  400        7,675
 *Hambrecht & Quist Group                       1,076       39,947
 *Healthcare Financial Partnership                599       20,516

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

                                             Shares        Value

----------------------------------------------------------------
 Heller Financial, Inc.                       1,731 $     48,143
 Hibernia Corporation Class A                 6,996      109,750
 *Hoening Group                                 400        3,975
 *Hpsc, Inc.                                    200        1,900
 *H.D. Vest, Inc.                               300        1,650
 *Imperial Credit Industries, Inc.            1,648       11,691
 INMC Mortgage Holdings, Inc.                 3,638       58,208
 *Innotrac Corporation                          331        6,703
 *Insurance Auto Auctions, Inc.                 517        8,337
 *Internet Financial Services, Inc.             200        2,700
 Investment Technology Group, Inc.            2,254       72,973
 *Iron Mountain, Inc.                         1,410       40,361
 *Iti Technologies, Inc.                        306        6,923
 *JB Oxford Holdings, Inc.                      521        7,359
 Jeffries Group, Inc.                           940       28,200
 John Nuveen & Co, Inc. Class A               1,402       59,848
 *JWGenesis Financial Corporation               763       10,777
 *Kent Financial Services, Inc.               1,000        3,813
 *Kinnard Investments, Inc.                   1,200        4,913
 Kirlin Holding Corporation                   1,000        9,813
 *Knight/Trimark Group, Inc. Class A          4,790      288,897
 Legg Mason, Inc.                             2,497       96,135
 Liberty Property Trust                       3,033       75,446
 *L, Inc. Capital, Inc.                         900        7,988
 Litchfield Financial Corporation               252        4,268
 *Lo-Jack Corporation                           668        5,595
 *Long Beach Financial Corporation              833       12,235
 *MACC Private Equities, Inc.                   520        4,875
 *Marketing Services Group, Inc.                500       13,094
 *Matrix Bank Corporation, Inc.                 247        3,458
 Medallion Financial Corporation                516        9,836
 *Medaphis Corporation                        3,303       18,992
 *Memberworks, Inc.                             698       20,242
 Metris Companies, Inc.                       1,722       70,172
 MicroFinancial, Inc.                           700       10,019
 *MLC Holdings, Inc.                            334        2,547
 Morgan Keegan, Inc.                          1,444       27,346
 *Mossimo, Inc.                                 671        5,997
 *M.H. Meyerson & Company, Inc.                 300        1,988
 *National Discounts Brokers Group, Inc.        626       36,308
 *National Processing, Inc.                   2,265       22,933
 *Nco Group, Inc.                               803       30,514
 *New Century Financial Corporation             533        9,661
 *Newsedge Corporation                          632        4,938
 *NextCard, Inc.                              1,700       57,694
 *Norstan, Inc.                                 492        6,119
 Nvest L.P.                                   1,982       48,807
 *Ocwen Financial Corporation                 2,720       24,140
 *Omega Worldwides, Inc.                        548        2,226
 *Onsale, Inc.                                  958       18,142
 *Overland Data, Inc.                           451        2,875
 Paine Webber Group, Inc.                     6,399      299,151
 *Paulson Capital Corporation                   500        2,406
 *Paymentech, Inc.                            1,617       41,031
 *Pegasystems, Inc.                           1,383       14,176
 Peoples Heritage Financial Group, Inc.       4,651       87,497

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June 30, 1999 (Unaudited)

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
MIP Extended Index Portfolio                  Shares        Value

-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 Phoenix Investment Partners                   2,008 $     17,319
 *Pilgrim Capital Corporation                    208        4,030
 Pimco Advisors Holdings L.P.                  2,160       64,260
 *Pioneer Group                                1,155       19,924
 PMC Capital, Inc.                               500        4,188
 *Point West Capital Corporation                 245        2,511
 Post Properties, Inc.                         1,701       69,741
 *Precision Response Corporation                 794        4,441
 *Professional Detailing, Inc.                   478       11,233
 *Ragen Mackenzie Group, Inc.                    481        5,712
 Raymond James Financial Corporation           2,166       51,849
 Resource America, Inc. Class A                  806       11,687
 Resource Bancshares Mortgage Group            1,053       10,793
 Rock Financial Corporation                      503        7,859
 *Rose's Holdings, Inc.                          300        1,538
 *RWD Technologies, Inc.                         550        5,741
 *Seacoast Financial Services Corporation      1,200       13,650
 *Seattle Filmworks, Inc.                        726        2,223
 Siebert Financial Corporation                   939       28,111
 *Sitel Corporation                            2,368        6,956
 *Softnet Systems                                618       17,227
 Southwest Securities Group, Inc.                477       34,225
 *Startek, Inc.                                  589       14,578
 *Sterigenics International, Inc.                391       10,313
 Stifel Financial Corporation                    300        2,794
 Student Loan Corporation                        894       39,783
 T Rowe Price Assocates, Inc.                  5,336      204,769
 *Telespectrum Worldwide, Inc.                   947        7,339
 *Teletech Holdings, Inc.                      2,695       27,287
 The Goldman Sachs Group, Inc.                 2,938      212,271
 *The WMF Group Ltd.                           2,000       12,500
 The Ziegler Companies, Inc./Wis                 107        1,859
 *Think New Ideas, Inc.                        1,077       17,030
 *Transmedia Network, Inc.                       574        2,260
 *UniCapital Corporation                       2,301       14,525
 United Asset Management Corporation           2,838       64,565
 Value Line, Inc.                                446       17,394
 *Vestcom International, Inc.                    393        1,376
 Virginia Commonwealth Finan                     329        9,459
 *Vsi Holdings, Inc./Ga                        1,414        6,451
 Wackenhut Corporation                           667       19,843
 Waddell & Reed Financial, Inc. Class A        2,970       81,489
 *Warrantech Corporation                         694        1,692
 Wfs Financial, Inc.                             948       13,154
 Wilmington Trust Corporation                  1,496       85,833
 *Wind River Systems                           1,791       28,768
 *World Acceptance Corporation                   701        3,527
                                                     ------------
                                                        6,904,234
                                                     ------------
Food Retailers--0.7%
 *7-Eleven, Inc.                              13,245       29,388
 *Arden Group, Inc.                              320       13,440
 Food Lion, Inc. Class A                      21,610      256,619

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

                                              Shares        Value

-----------------------------------------------------------------
 *Foodarama Supermarkets, Inc.                   100 $      2,988
 *General Nutrition Company, Inc.              3,052       71,150
 Hannaford Brothers Company                    1,891      101,169
 *Homeland Holding Corporation                 3,000        9,000
 Ingles Markets                                  660       10,065
 Marsh Supermarkets, Inc. Class B                311        3,654
 *Rocky Mountain Chocolate Factory, Inc.         300        1,800
 Schultz Sav O Stores, Inc.                      242        3,872
 Seaway Food Town, Inc.                          645       12,658
 *Starbucks Corporation                        8,172      306,951
 *Synergy Brands, Inc.                           400          775
 *Village Super Market, Inc. Class A             100        1,288
 *Vlasic Foods International, Inc.             2,035       14,881
 Weismarkets, Inc.                             2,068       80,911
 *Western Beef, Inc./Del                       1,300        7,881
 *Whole Foods Market, Inc.                     1,179       56,666
 *Wild Oats Markets, Inc.                        584       17,721
                                                     ------------
                                                        1,002,877
                                                     ------------
Forest Products & Paper--0.8%
 American Woodmark Corporation                   353       12,443
 Associated Materials, Inc.                      406        5,430
 Bowater, Inc.                                 2,415      114,109
 *Buckeye Technologies, Inc.                   1,602       24,330
 *Building Materials Holdings Corporation        566        6,509
 Caraustar Industries, Inc.                    1,120       27,650
 Chesapeake Corporation                          959       35,903
 Consolidated Papers, Inc.                     4,046      108,231
 *Crown Vantage, Inc.                          3,200        7,000
 *Day Runner, Inc.                               438        5,420
 *Decora Industries, Inc.                        328        2,091
 *Drew Industries, Inc.                          505        6,218
 Ennis Business Forms                            599        5,129
 *Fibermark, Inc.                                286        3,772
 *Gaylord Container Class A                    2,383       18,915
 Georgia Pacific Corporation                   3,907       98,652
 Glatfelter (P H) Company                      1,881       27,510
 Hunt Corporation                                411        3,391
 *Ivex Packaging Corporation                     936       20,592
 *Kevco, Inc.                                    306        2,505
 Liberty Homes, Inc. Class A                     200        1,863
 Longview Fibre Company                        2,312        6,125
 *Mail-Well, Inc.                              2,184       35,354
 *Palex, Inc.                                    721        4,371
 *Paragon Trade Brands, Inc.                     534          367
 Patrick Industries, Inc.                        216        3,375
 *Playtex Products, Inc.                       2,699       42,003
 Pope and Talbot                                 497        5,995
 Rayonier, Inc.                                1,246       62,066
 Republic Group                                  433        7,794
 Rock-Tenn Company Class A                     1,029       17,171
 *Shorewood Packaging Corporation              1,187       21,885
 *Simpson Manufacturing Company, Inc.            517       24,558
 *Smurfit-Stone Container Corporation          9,616      197,729
 St Joe Corporation                            4,024      108,648

June 30, 1999 (Unaudited)

--------------------------------------------------------------------
MIP Extended Index Portfolio                     Shares        Value

--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
 TJ International, Inc.                             703 $     21,793
 *TST/Impreso, Inc.                                 300        1,219
 Unisource Worldwide, Inc.                        3,133       37,792
 *United Stationers                               1,646       36,212
 Universal Forest Products, Inc.                    926       19,909
 Wausau-Mosinee Paper Corporation                 2,433       43,794
                                                        ------------
                                                           1,265,823
                                                        ------------
Health Care Providers--1.4%
 *Accredo Health, Inc.                              500       16,375
 *Alterra Healthcare Corporation                    982       13,503
 *America Service Group, Inc.                       300        4,575
 *American Dental Partners, Inc.                    332        3,694
 **American Health Corporation,  Inc.               305        2,535
 *American Retirement Corporation                   765        9,563
 *Ameripath, Inc.                                   773        6,667
 *Amsurg, Inc. Class A                              451        3,411
 *Apria Healthcare Group                          2,316       39,372
 *ARV Assisted Living, Inc.                         710        2,840
 *Assisted Living Concepts, Inc.                    778            0
 *Beverly Enterprises, Inc.                       4,581       36,934
 *Caredata.com, Inc.                              2,800       25,200
 *Carematrix Corporation                            796        9,900
 *Castle Dental Centers, Inc.                       500        3,125
 *Centennial Healthcare Corporation                 639        3,375
 *Chronimed, Inc.                                   546        4,232
 *Coast Dental Services, Inc.                       341        1,598
 *Concentra Managed Care, Inc.                    2,106       31,195
 *Core, Inc.                                        350        2,844
 *Corvel Corporation                                300        6,450
 *Coventry Health Care, Inc.                      2,632       28,788
 *Cryolife, Inc.                                    467        5,721
 *Curative Health Services, Inc.                    470        2,585
 *Daxor Corporation                                 213        2,689
 *Dianon Systems, Inc.                              303        3,295
 *Dynacq International, Inc.                        500        2,844
 *Emeritus Corporation                              343        3,387
 *Enzo Biochem, Inc.                                918        9,065
 *Enzon, Inc.                                     1,584       32,769
 *Express Scripts, Inc. Class A                   1,504       90,522
 *First Health Group Corporation                  3,121       67,297
 *Foundation Health Systems                       5,467       82,005
 *Genesis Health Ventures, Inc.                   1,575        4,725
 *Health Management Associates, Inc. Class A     11,237      126,416
 *Health Systems Design Corporation                 300        1,275
 *Healtheon Corporation                           3,232      248,864
 Hooper Holmes, Inc.                              1,259       25,652
 *Human Genome Sciences, Inc.                     1,003       39,619
 *Immunomedics, Inc.                              1,393        2,046
 *Impath, Inc.                                      412       11,124
 *IntegraMed America, Inc.                          400        1,700
 *Integrated Health Services, Inc.                2,363       18,904
 *InterDent, Inc.                                   600        4,388
 Labone, Inc.                                     1,090       11,173
 *Laser Vision Centers, Inc.                        446       28,098

-----------------------------------------------------------------

                                              Shares        Value

-----------------------------------------------------------------
 *LifePoint Hospitals, Inc.                    1,500 $     20,156
 *Linc Holdings, Inc.                          2,604       65,100
 *Magellan Health Services, Inc.               1,414       14,140
 *Managed Care Solutions, Inc.                   300        1,088
 *Mariner Post-Acute Network                   1,858        1,045
 *Matria Healthcare, Inc.                      1,342        9,730
 *Maxicare Health Plans, Inc.                    661        3,140
 *Mid Atlantic Medical Services, Inc.          2,220       21,923
 Morrison Health Care, Inc.                      445       11,125
 *National Dentex Corporation                    156        2,691
 *Novacare, Inc.                               1,300        1,950
 *Omega Health Systems, Inc.                     500        3,750
 *Orthodontic Centers of Amer                  2,138       30,199
 *Oxford Health Plans, Inc.                    3,596       55,963
 *PacifiCare Health Systems, Inc. Class A      2,036      146,465
 *Pediatrix Medical Group, Inc.                  683       14,514
 *Pentegra Dental Group, Inc.                    400          850
 *Physicians Speciality Corporation              401        3,835
 *PMR Corporation                                312        1,034
 *Prime Medical Service, Inc.                    659        4,860
 *Province Healthcare Company                    679       13,241
 Psychemedics Corporation                        816        4,080
 *Ramsay Youth Services, Inc.                    400        2,100
 *Raytel Medical Corporation                     600        2,775
 *Rehabcare Corporation                          339        6,250
 *Renal Care Group, Inc.                       1,913       49,499
 *Renex Corporation                              300        1,631
 *SeraCare, Inc.                                 400        2,000
 *Sierra Health Services, Inc.                 1,213       17,513
 *Sight Resource Corporation                     500        2,094
 *Sonus Corporation                              400        1,600
 *Sunrise Assisted Living, Inc.                  950       33,131
 *Syncor International Corporation-Del           491       17,676
 *Total Renal Care Holdings, Inc.              3,621       56,352
 *Transworld Healthcare, Inc.                    784        2,548
 *Triad Hospitals, Inc.                        1,600       21,600
 *United Payors & United                         764       17,715
 *Universal Health Services, Inc. Class B      1,565       74,729
 *Urocor, Inc.                                   468        2,296
 *US Physical Therapy, Inc.                      300        2,550
 Ventas, Inc.                                  3,035       16,313
 *Veterinary Centers of America                  926       12,559
 *Wellpoint Health Networks, Inc.              2,995      254,201
                                                     ------------
                                                        2,110,350
                                                     ------------
Heavy Construction--0.2%
 Abrams Industries                               300        1,500
 *Amrep Corporation                              500        2,844
 *Crossmann Communities, Inc.                    514       14,938
 *Del Webb                                       808       19,291
 *Fairfield Communities, Inc.                  2,054       33,121
 Granite Construction, Inc.                    1,236       36,230
 *Hovnanian Ent Class A                          400        3,500
 *Kentucky Electric Steel, Inc.                2,800        9,275
 Lennar Corporation                            2,601       62,424

June 30, 1999 (Unaudited)

------------------------------------------------------------------
MIP Extended Index Portfolio                   Shares        Value

------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------
 Mcgrath Ren Corporation                          516 $     10,320
 *Meadow Valley Corporation                       400        1,750
 *Morrison Knudsen Corporation                  2,389       24,637
 M/I Schottenstein Homes, Inc.                    325        5,992
 *Perini Corporation                              200        1,138
 *Rottlund Company                              1,200        5,550
 Rouse Company                                  3,069       77,876
 *TransCoastal Marine Services, Inc.            2,600       12,675
 *Turner Corporation                              290        5,111
 *UNIFAB International, Inc.                    1,300       10,888
 *US Home Corporation                             607       21,549
 *Westower Corporation                            308        7,546
 *Williams Industries, Inc.                       300        1,200
                                                      ------------
                                                           369,355
                                                      ------------
Heavy Machinery--1.6%
 *Aaon, Inc.                                      277        3,186
 *Ag-Chem Equipment                               355        3,550
 Agco Corporation                               2,763       31,256
 Alamo Group, Inc.                                359        3,141
 *Albany International                          1,380       28,635
 Allied Products Corporation                      528        1,518
 *Altair International                            859        4,456
 *American Aircarriers Support                    288        2,484
 *American Standard Company                     3,145      150,960
 Ampco-Pittsburgh Corporation                     353        4,523
 Applied Industrial Tech, Inc.                    969       18,411
 Applied Power, Inc. Class A                    1,728       47,196
 *Applied Science & Technology                    516       11,610
 *Arguss Holdings                                 471        8,920
 *Astec Industries                                843       34,352
 *Asyst Technologies, Inc.                        518       15,508
 *Aviall, Inc.                                  1,070       20,129
 *Aviation Sales Company                          658       25,991
 *Avteam, Inc. Class A                            677        4,951
 *A.S.V., Inc.                                    455       10,294
 *Baldwin Technology Company, Inc. Class A        676        1,986
 BHA Group, Inc.                                  319        2,632
 *Bolt Technology Corporation                     300        1,725
 *Bridgeport Machines, Inc.                       900        8,775
 *Brooks Automation, Inc.                         505       13,667
 Cascade Corporation                              427        5,978
 *CFM Technologies, Inc.                          452        4,520
 *CH Heist Corporation                            800        5,200
 Charter Industries                             1,077        8,481
 Cmi Corporation Class A                          894        8,158
 Columbus Mckinnon Corporation                    616       14,784
 *Ctb International Corporation                   454        3,774
 Detroit Diesel Corporation                     1,105       27,211
 Donaldson Company, Inc.                        2,164       53,018
 *Dril-Quip                                       736       16,882
 DT Industries, Inc.                              468        4,300
 *Dycomind                                      1,094       61,264
 *Electroglas, Inc.                               827       16,540
 Engineered Support Systems                       317        3,745
 *Farr Company                                    395        4,345
 Fedders Corporation                            1,424        9,523

--------------------------------------------------------------------

                                                 Shares        Value

--------------------------------------------------------------------
 Federal Mogul Corporation                        3,211 $    166,972
 *Flow International Corporation                    551        5,958
 Flowserve Corporation                            1,718       32,535
 *Gardner Denver, Inc.                              693       11,175
 *Gasonics International Corporation                622        8,708
 *Gehl Corporation                                  300        6,075
 *Glacier Water Services, Inc.                      135        2,683
 Gleason Corporation                                478        8,036
 *Global Industrial Technologies                    912       11,001
 Gorman Rupp Company                                315        5,198
 Graco, Inc.                                        898       26,379
 Hardinge, Inc.                                     362        6,358
 Harnischfeger Industries, Inc.                     800        1,600
 *Hirsch International Corporation Class A          800        1,800
 *Hurco Company, Inc.                               600        3,000
 Idex Corporation                                 1,312       43,132
 *IIC Industries, Inc.                              300        3,075
 *Industrial Distribution Group                     779        3,944
 *Industrial Holdings, Inc.                         778        5,932
 *Insituform Technologies Class A                 1,180       25,518
 *International Comfort Products Corporation      1,830       20,816
 *IRI International Corporation                   1,785        8,256
 *ITEQ, Inc.                                      1,200        2,513
 *JLK Direct Distribution, Inc. Class A           1,100       10,244
 Kaman Corporation Class A                        1,059       16,613
 Katy Inds, Inc.                                    306        3,978
 *Key Technology, Inc.                              200        1,875
 *Knight Transportation, Inc.                       669       14,300
 *Kulicke & Soffa Industries                      1,042       27,939
 *Lancer Corporation--Texas                         336        2,814
 Lincoln Electric Holding, Inc.                   2,154       44,157
 Lindsay Manufacturing Company                      584       10,257
 Lufkin Industries, Inc.                            241        4,820
 *Magne Tek, Inc.                                 1,412       14,914
 Manitowoc Company, Inc.                          1,159       48,243
 *Mansur Industries, Inc.                         1,200       12,000
 *McClain Industries, Inc.                          400          275
 *Mestek, Inc.                                      328        7,216
 Met-Pro Corporation                                306        3,825
 *Metromedia International Group, Inc.            3,092       23,190
 *Mitcham Industries, Inc.                        2,200        8,800
 *Morgan Products Ltd.                            2,700       10,294
 *Newcor, Inc.                                    2,500       12,188
 NN Ball & Roller, Inc.                             662        3,807
 Nordson Corporation                                731       44,774
 Omniquip International, Inc.                       726        5,717
 *P&F Industries, Inc. Class A                      200        1,931
 *Park Holdings Corporation                         411        6,961
 *Paxar Corporation                               2,143       19,287
 *Pentacon, Inc.                                    745        3,678
 Pentair, Inc.                                    1,918       87,749
 *Plasma-Therm, Inc.                                700        1,925
 *PLM International, Inc.                           400        2,300
 *Presstek, Inc.                                  1,390       10,034

June 30, 1999 (Unaudited)

------------------------------------------------------------
MIP Extended Index Portfolio             Shares        Value

------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------
 Quipp, Inc.                                100 $      1,300
 *Recovery Engineering, Inc.                268        4,556
 *Riviera Tool Company                      300        1,481
 Robbins & Myers, Inc.                      406        9,059
 *Sames Corporation                         132        2,624
 Sauer, Inc.                              1,210       13,008
 *Schmitt Industries, Inc.                3,300        8,250
 Scotsman Industries, Inc.                  390        8,409
 *Scott Technologies, Inc.                  799       15,381
 *Semitool, Inc.                            608        5,852
 SI Handling Systems, Inc.                  100        1,050
 *Specialty Equipment Company               822       24,198
 *SpeedFam-IPEC, Inc.                     1,388       22,298
 *Speizman Industries, Inc.               2,300        8,338
 *SPS Technologies, Inc.                    566       21,225
 *SPX Corporation                         1,368      114,228
 Tecumseh Products Company Class A          939       56,868
 *Tegal Corporation                       3,000       10,313
 Teleflex, Inc.                           1,673       72,671
 Tennant Company                            415       13,280
 *Terex Corporation                       1,030       31,351
 *The Middleby Corporation                  200        1,275
 *Thermadyne Holdings Corporation           144        2,448
 *Thermo Fibertek, Inc.                   2,750       19,594
 *Thermo Power Corporation                  436        5,041
 *Thermo Sentron, Inc.                      447        6,035
 *Tokheim Corporation                       566        6,474
 Toro Company                               575       22,641
 *Total Containment, Inc.                   300          900
 *Tractor Supply Company                    522       14,257
 *Turbochef, Inc.                           640        6,160
 Twin Disc, Inc.                            126        2,528
 *Ultratech Stepper, Inc.                   943       14,204
 United Industrial Corporation            1,053       11,649
 *VWR Corporation                         1,289       47,290
 *Waterlink, Inc.                           547        1,573
 Watsco, Inc.                             1,506       24,661
 Weatherford International, Inc.          4,560      167,010
 *White Cap Industries, Inc.                393        4,642
 Woodward Governor Company                  416       10,816
 York International Corporation           1,792       76,720
                                                ------------
                                                   2,478,006
                                                ------------
Home Construction, Furnishings & Appliances--
1.1%
 *American Homestar Corporation             880        6,050
 *American Safety Razor Company             800        8,000
 Bassett Furniture Inds, Inc.               579       13,245
 *Beazer Homes USA, Inc.                    231        5,356
 *BioShield Technologies, Inc.              100        1,838
 Bush Industries Class A                    380        6,318
 *C3, Inc.                                  311        5,365
 Cavalier Homes, Inc.                       724        5,928
 *Champion Enterprises, Inc.              2,152       40,081
 *Chromcraft Revington, Inc.                402        5,804
 Clayton Homes, Inc.                      6,505       74,401

---------------------------------------------------------------

                                            Shares        Value

---------------------------------------------------------------
 *Congoleum Corporation Class A                900 $      6,469
 *Dal Tile International, Inc.               2,396       27,255
 *Diamond Home Services, Inc.                  400        1,700
 *Dominion Homes, Inc.                         200        1,475
 Donnelly Corporation                          371        5,866
 DR Horton, Inc.                             2,988       49,676
 *Ekco Group, Inc.                             878        3,293
 Engle Homes, Inc.                             411        5,651
 *Essef Corporation                            885       17,921
 Ethan Allen Interiors, Inc.                 1,849       69,800
 Falcon Products, Inc.                         334        3,403
 Flexsteel Industries                          252        3,355
 *Fossil, Inc.                                 936       45,279
 *Furniture Brands International, Inc.       2,320       64,670
 *Gentex Corporation                         3,318       92,904
 *Helen of Troy Ltd.                         1,299       23,301
 HON Industries, Inc.                        2,762       80,616
 Hussmann International, Inc.                2,281       37,779
 *Jan Bell Marketing                         1,344        4,704
 Kimball International Class B               1,820       30,713
 Knape & Vogt Manufacturing Company            213        3,754
 *Knoll, Inc.                                1,880       50,055
 *Ladd Furniture                               288        6,048
 *Lazare Kaplan International                  379        3,837
 La-Z-Boy Chair Company                      2,367       54,441
 Leggett & Platt, Inc.                       8,806      244,917
 Libbey, Inc.                                  773       22,417
 Lifetime Hoan Corporation                     464        4,234
 MDC Holdings, Inc.                            820       17,630
 *Media Arts Group, Inc.                       481        2,104
 *Meritage Corporation                         238        2,603
 *Michael Anthony Jewelers, Inc.             1,200        4,875
 Mikasa, Inc.                                  669        7,568
 Miller (Herman), Inc.                       3,846       80,766
 *Mity Lite, Inc.                              146        2,774
 *Modtech Holdings, Inc.                       500        5,688
 Movado Group                                  578       14,956
 National Presto Industries                    271       10,366
 *Newmark Homes Corporation                    514        2,763
 *Nobility Homes, Inc.                         219        1,643
 *NVR L.P.                                     481       25,102
 Oakwood Homes Corporation                   2,087       27,392
 Oneida Ltd.                                   747       21,009
 *O'Sullivan Industries Holdings               686       11,662
 *Palm Harbor Homes, Inc.                    1,063       26,641
 Pulaski Furniture Corporation                 126        2,567
 *Rexhall Industries, Inc.                     300        3,788
 *Robertson-Ceco Corporation                 1,300       12,838
 Rowe Furniture Corporation                    454        4,739
 *Royal Appliance Manufacturing Company        894        6,202
 Ryland Group                                  657       19,505
 Salton/Maxim Corporation                      389       19,450
 *Schuler Homes, Inc.                          741        4,817
 *Select Comfort Corporation                   810        7,239
 Skyline Corporation                           341        9,996
 *SMC Corporation                              300        1,538
 *Southern Energy Homes, Inc.                  565        3,002

June 30, 1999 (Unaudited)

----------------------------------------------------------
MIP Extended Index Portfolio           Shares        Value

----------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------
 Standard-Pacific Corporation           1,326 $     17,155
 Standex International Corporation        581       15,905
 *Stanley Furniture Company, Inc.         264        5,940
 Steelcase, Inc.                        1,029       20,580
 *Sunbeam Corporation                   4,513       35,822
 *Toll Brothers                         1,654       35,458
 *Trex Company, Inc.                      500       12,688
 Virco Manufacturing                      365        5,886
 *Walter Industries, Inc.               2,286       29,575
 *Washington Homes, Inc.                  500        3,219
 *Windmere Corporation                  1,014       17,111
 *Winsloew Furniture, Inc.                270        9,079
 *Zaring National Corporation             600        4,800
                                              ------------
                                                 1,712,360
                                              ------------
Industrial--Diversified--3.4%
 *AG Services of America, Inc.            233        4,019
 *Alyn Corporation                      3,200       10,000
 American Biltrite, Inc.                  134        2,747
 *ARTRA Group, Inc.                       300        4,050
 *Asahi America, Inc.                   1,900       13,775
 Aztec Manufacturing Company              800        7,800
 *Berkshire Hathaway, Inc. Class A        680    4,685,190
 *Blyth Industries, Inc.                2,200       75,625
 Carlisle Companies, Inc.               1,350       64,969
 *GSI Lumonics, Inc.                      627        2,390
 *Hexcel Corporation                    1,724       17,456
 *Identix, Inc.                         1,133       11,118
 *Interlott Technologies, Inc.            400        2,300
 *Koala Corporation                       227        6,072
 *Lydall, Inc.                            577        6,636
 Mark IV Industries, Inc.               2,435       51,439
 *Metrika Systems Corporation             361        3,159
 *Mikohn Gaming Corporation               500        1,844
 Oil Dri America Class A                  266        4,256
 *Publicard, Inc.                         690        7,029
 Russ Berrie & Co, Inc.                   994       24,602
 Scope Industries                         100        6,500
 *Shuffle Master, Inc.                    400        3,350
 *Thermwood Corporation                   200        1,350
 US Industries, Inc.                    4,410       74,970
 Wesco Financial Corporation              318       98,580
 York Group, Inc.                         399        2,993
 *Zomax Optical Media, Inc.               364       16,016
                                              ------------
                                                 5,210,235
                                              ------------
Insurance--4.0%
 20th Century Industries                3,919       73,971
 *Acceptance Insurance Cos, Inc.          641        9,655
 *Advance Paradigm, Inc.                  459       27,999
 Aflac Corporation                     11,869      568,218
 Alfa Corporation                       1,828       36,560
 *Allcity Insurance Company               500        3,063
 *Alleghany Corporation                   327       60,495
 Allmerica Financial Corporation        2,700      164,194
 Ambac Financial Group, Inc.            3,118      178,116
 American Annuity Group, Inc.           1,909       46,293

------------------------------------------------------------------

                                               Shares        Value

------------------------------------------------------------------
 American Bankers Insur Group                   1,927 $    104,901
 American Financial Group, Inc.                 2,732       93,059
 American Heritage Life Investors, Inc.         1,246       30,527
 *American Indemnity Financial Corporation        600        8,550
 American Med Security Group                      611        5,270
 American National Insurance                    1,184       84,360
 Amerus Life Holdings, Inc.                     1,149       31,023
 Amwest Insurance Group, Inc.                     907        8,390
 Argonaut Group, Inc.                           1,075       25,800
 Arm Financial Group, Inc. Class A              1,057        8,985
 *Atlantic American Corporation                   700        2,844
 Baldwin & Lyons, Inc. Class B                    613       14,520
 *Bancinsurance Corporation                     1,050        5,513
 Brown & Brown                                    604       22,952
 Capital Research Corporation                   1,425       22,889
 *Capital Title Group, Inc.                     1,000        2,500
 Capitol Transamerica Corporation                 413        5,472
 Centris Group, Inc.                              400        4,050
 *Ceres Group, Inc.                               423        3,886
 Chartwell Re Corporation                         355        6,612
 *Citizens Financial Corporation-A                200        2,150
 *Citizens, Inc.                                  788        4,630
 *Clark/Bardes Holdings, Inc.                     297        5,643
 *CNA Financial Corporation                     8,227      331,641
 Commerce Group, Inc.                           1,612       39,293
 Cotton States Life Insurance                     287        3,516
 Crawford and Company                           2,282       37,083
 *Danielson Holding Corporation                   700        4,025
 *Delphi Financial Group, Inc.                    930       33,364
 Donegal Group, Inc.                              365        4,152
 EMC Insurance Group, Inc.                        423        4,970
 Enhance Fin Serv Group, Inc.                   1,672       33,022
 Equitable Company, Inc.                        9,983      668,851
 Erie Indemnity Company Class A                 2,999       85,472
 Everest Reinsurance Holdings, Inc.             2,240       73,080
 Executive Risk, Inc.                             496       42,191
 E.W. Blanch Holdings, Inc.                       574       39,140
 *Farm Family Holdings, Inc.                      208        7,111
 FBL Financial Group, Inc. Class A              1,405       27,398
 Fidelity National Financial, Inc.              1,287       27,027
 *Financial Industries Corporation                242        2,904
 Financial Security Assurance                   1,410       73,320
 First American Financial Corporation           2,808       50,193
 *First Commonwealth, Inc.                        100        2,450
 Foremost Corporation of America                1,218       26,796
 *Fpic Insurance Group, Inc.                      421       20,419
 Fremont General Corporation                    3,127       59,022
 Frontier Insurance Group, Inc.                 1,656       25,461
 Gainsco, Inc.                                    770        4,524
 Gallagher A J & Company                          773       38,264
 Guarantee Life Companies, Inc.                   340        8,543
 Harleysville Group, Inc.                       1,303       26,712
 Hartford Life Class A                          1,157       60,887
 HCC Insurance Holdings, Inc.                   2,153       48,846
 *Highlands Insurance Group                       477        5,009
 Hilb Rogal & Hamilton Company                    847       18,952

June 30, 1999 (Unaudited)

------------------------------------------------------------------------
MIP Extended Index Portfolio                         Shares        Value

------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
 Horace Mann Educators Corporation                    1,902 $     51,711
 HSB Group, Inc.                                      1,314       54,120
 Independence Holding Company                           272        3,196
 *Insurance Management Solutions Group, Inc.            300        2,550
 *Intercontinental Life Corporation                     400        3,750
 *Interstate National Dealer Services, Inc.             200        1,350
 Investors Title                                        200        3,400
 Kansas City Life Insurance Company                     554       23,822
 Kaye Group, Inc.                                       300        2,250
 Lab Holdings, Inc.                                     239        3,316
 Landamerica Financial Group                            690       19,838
 Leucadia National Corporation                        2,782       69,550
 Liberty Corporation                                    834       45,453
 Liberty Financial Company                            2,064       60,114
 Life USA Holdings                                    1,131       22,903
 *Markel Corporation                                    246       46,002
 Meadowbrook Insurance Group                            390        5,314
 *Medical Assurance In                                1,046       29,876
 Merchants Group, Inc.                                  472       10,561
 Mercury General Corporation                          2,449       83,266
 Meridian Ins Group                                     247        4,137
 Midland Company                                        340        8,628
 MMI Companies, Inc.                                    849       14,327
 Mobile America Corporation                             500        1,625
 Mony Group, Inc.                                     2,113       68,937
 *Motor Club of America                                 400        5,225
 National Security Group, Inc.                          400        4,700
 Nationwide Financial Services, Inc. Class A          1,064       48,146
 *National Western Life Ins Class A                     146       14,053
 *Navigators Group, Inc.                                377        5,655
 Nymagic, Inc.                                          433        6,766
 Ohio Casualty Corporation                            1,439       51,984
 Old Guard Group, Inc.                                  300        4,013
 Old Republic International Corporation               6,100      105,606
 Orion Capital                                        1,212       43,481
 *Penn Treaty America Corporation                       287        6,906
 Penn-America Group, Inc.                               500        5,188
 Philadelphia Cons Holdings Company                     545       13,353
 *Pico Holdings, Inc.                                   400       10,125
 Pma Capital Corporation Class A                        409        8,410
 PMI Group, Inc.                                      1,357       85,237
 Presidential Life Corporation                        1,420       27,868
 *Professionals Group, Inc.                             375       12,656
 Protective Life Corporation                          2,882       95,106
 *Provident Amer Corporation                            477       13,296
 Pxre Corporation                                       595       10,784
 Radian Group, Inc.                                   1,606       78,414
 Reinsurance Group of America, Inc.                   1,693       59,678
 Reinsurance Group of America, Inc. (Non Voting)        273        9,146

----------------------------------------------------------------

                                             Shares        Value

----------------------------------------------------------------
 Reliance Group Holdings, Inc.                5,191 $     38,608
 Reliastar Financial Corporation              4,077      178,369
 *Rightchoice Managed Care Class A              300        3,431
 *Risk Capital Holdings, Inc.                   763       10,301
 RLI Corporation                                464       17,980
 *Rtw, Inc.                                   1,400        8,225
 Scpie Holdings, Inc.                           556       18,140
 Selective Insurance Group                    1,263       24,076
 *Southern Security Life Insurance              500        2,094
 *Stan Corporation Financial Group, Inc.      1,600       48,000
 *Standard Management Corporation               353        2,317
 State Auto Financial                         1,876       25,326
 Stewart Information Services                   478       10,098
 *Superior National Insurance                   797       21,718
 Surety Corporation                           1,972       30,196
 *Symons International Group                    464        2,523
 *The Seibels Bruce Group, Inc.                 300        1,500
 Transatlantic Holdings, Inc.                 1,550      116,153
 Travelers Property Casualty Corporation      2,901      113,502
 Trenwick Group, Inc.                           499       12,303
 *Triad Guaranty, Inc.                          598       10,727
 *Trigon Healthcare, Inc.                     1,892       68,822
 *UICI                                        2,068       57,129
 Unico American                                 200        2,038
 United Fire & Causualty Company                451       11,726
 United Wisconsin Services                      611        4,888
 Unitrin, Inc.                                3,544      145,304
 Vesta Insurance Group                          686        3,173
 *Wackenhut Corrections Corporation             977       19,357
 White Mountains Insurance Group, Inc.          256       36,096
 W.R. Berkley Corporation                     1,185       29,625
 XL Captial Ltd. Class A                        750       42,392
 Zenith National Insurance Corporation          762       18,764
                                                    ------------
                                                       6,107,421
                                                    ------------
Lodging--0.5%
 *American Skiing Corporation                 3,194       12,976
 *Ameristar Casinos, Inc.                       700        2,275
 *Aztar Corporation                           1,668       15,325
 *BridgeStreet Accomodations, Inc.              300          994
 *Bristol Hotel & Resorts, Inc.                 655        4,913
 *Cavanaughs Hospitality Corporation            566        4,776
 *Choice Hotels International, Inc.           2,589       51,133
 *Crestline Capital Corporation                 855       14,375
 *Extended Stay America, Inc.                 4,292       51,504
 *Homestead Village Property, Inc.            1,411        3,439
 Host Marriott Corporation                   10,560      125,400
 *Host Marriott Services Corporation          1,241       10,083
 *Interstate Hotels Corporation                 347        1,433

June 30, 1999 (Unaudited)

------------------------------------------------------------------
MIP Extended Index Portfolio                   Shares        Value

------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------
 *International Leisure Hosts                     300 $      1,425
 *Isle of Capris Casinos, Inc.                    800        5,500
 *John Q Hammons Hotels, Inc.                     300        1,256
 *Lodgian, Inc.                                 1,064        6,983
 Marcus Corporation                             1,395       17,176
 *MeriStar Hotels & Resorts, Inc.                 900        3,094
 *Monarch Casino & Resort, Inc.                   300        1,913
 *Park Place Entertainment Corporation         13,547      131,237
 *Prime Hospitality Corporation                 2,338       28,056
 *Promus Hotel Corporation                      3,827      118,637
 *Red Roof Inns, Inc.                           1,222       21,920
 *Riviera Holdings Corporation                    200        1,125
 *ShoLodge, Inc.                                  300        1,519
 *Silver Leaf Resorts, Inc.                       475        3,058
 *Sodexho Marriott Services, Inc.               2,779       53,322
 Sonesta International Hotels                     400        4,875
 *Station Casinos, Inc.                         1,579       32,172
 *Suburban Lodges of America                      569        3,663
 *Sunburst Hospitality Corporation                893        5,246
 *Sunterra Resorts, Inc.                        1,606       22,384
 *Supertel Hospitality, Inc.                      200        2,463
 *Thousand Trails, Inc.                           600        2,663
 *Trendwest Resorts, Inc.                         767       17,114
 *Trump Hotels & Casino Resorts                   818        3,732
 *US Franchise Systems, Inc.                      633       14,678
 *Vail Resorts, Inc.                            1,210       21,175
 *Vistana, Inc.                                   781       12,301
                                                      ------------
                                                           837,313
                                                      ------------
Media--Broadcasting & Publishing--4.1%
 *5th Avenue Channel Corporation                  700        2,625
 *Adelphia Communications Class A               1,756      111,726
 *Allegiance Telecom, Inc.                      2,852      156,504
 *American Telecasting, Inc.                      700        4,178
 *American Tower Corporation                    7,271      174,504
 Banta Corporation                              1,294       27,174
 Belo (A H) Corporation                         5,394      106,194
 BHC Communications, Inc. Class A               1,007      129,525
 *Big City Radio                                1,400        5,075
 *Big Flower Holdings, Inc.                       881       28,082
 *Cablevision Systems Corporation               4,809      336,620
 *Capstar Broadcasting Corporation Class A      1,517       41,528
 Central Newspapers Class A                     1,674       62,984
 Champion Industries, Inc.                        432        3,348
 *Chancellor Media Corporation Class A          6,480      357,200
 *Chris-Craft Industries, Inc.                  1,498       70,593
 *Citadel Communications Corporation            1,150       41,616
 *Clear Channel Communications, Inc.            2,644      182,271
 *College Television Network                      638        4,506
 Courier Corporation                              300        6,900
 *Cox Communications, Inc. Class A             23,770      875,023
 *Cox Radio, Inc. Class A                         355       19,259

-------------------------------------------------------------

                                          Shares        Value

-------------------------------------------------------------
 *Cumulus Media, Inc.                        727 $     15,903
 *Daily Journal Corporation-Sc               119        4,373
 *Emmis Communications Cia                   587       28,983
 *Entercom Communications Corporation      1,200       51,300
 *Entertainment, Inc.                      1,490       27,938
 EW Scripps Company                        3,511      166,992
 *Fox Entertainment Group, Inc.            5,503      148,237
 *Gibson Greetings, Inc.                     583        3,698
 *Granite Broadcasting Corporation           468        3,656
 Gray Communications Systems Class B         771       10,890
 Gray Communications System                  694       13,880
 Harland (John H) Company                  1,387       27,653
 Harte-Hanks Communications, Inc.          3,176       86,149
 *Hearst-Argyle Television, Inc.           2,073       49,752
 *Hispanic Broadcasting Corporation        2,073      157,289
 Hollinger International, Inc.             5,322       63,199
 Houghton Mifflin Company                  1,347       63,393
 *IDG Books Worldwide, Inc.                  526        9,600
 *Individual Investors Group                 379        2,179
 *Infinity Broadasting Corporation         6,863      204,174
 *Information Holdings, Inc.                 758       14,876
 *Jones Intercable, Inc.                   1,840       90,160
 *Journal Register Company                 2,167       48,758
 Lee Enterprises, Inc.                     1,993       60,787
 *Lodgenet Entertainment Corporation         400        5,575
 *Loronix Information Systems, Inc.          300        2,475
 Media General, Inc. Class A               1,197       61,047
 *National Wireless Holdings                 146        2,446
 Nelson (Thomas), Inc.                       544        6,052
 *Network Event Theater, Inc.                618       10,352
 *New Frontier Media, Inc.                   300        2,175
 *On Command Corporation                   1,349       23,776
 *OnHealth Network Company                   938        9,966
 *Paxson Communications Corporation        2,348       31,698
 *PC Quote, Inc.                             997        7,540
 *Pegasus Communications Corporation         606       23,899
 *Playboy Enterprises, Inc. Class B          998       26,509
 *Polk Audio, Inc.                           100        1,000
 *Price Communications                     1,585       23,775
 *Primedia, Inc.                           6,471      109,603
 Pulitzer, Inc.                            1,006       48,854
 *Radio One, Inc.                            400       18,600
 *Rare Medium Group, Inc.                  1,415       17,599
 Readers Digest Association, Inc.          4,794      190,562
 *Saga Communications, Inc.                  572       10,654
 *Scholastic Corporation                     730       36,956
 *S, Inc. Broadcast Group Class A          2,099       34,371
 TCA Cable TV, Inc.                        2,232      123,876
 *Tci Music, Inc. Class A                    800       28,300
 *TCI Satellite Entertainment, Inc.        2,600        7,638
 *The Harvey Entertainment Company           200          963

June 30, 1999 (Unaudited)

----------------------------------------------------------------
MIP Extended Index Portfolio                 Shares        Value

----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------
 The Macclatchy Company Class A               1,999 $     66,217
 *The Network Connection, Inc.                1,700        3,825
 *TheStreet.com, Inc.                           900       32,400
 *TV Guide, Inc. Class A                      3,344      122,474
 United Television, Inc.                        420       44,048
 *Univision Communications, Inc. Class A      4,057      267,762
 *USA Networks, Inc.                          5,849      234,691
 *Valley Media, Inc.                            300        4,463
 *VDI Media                                     400        2,600
 *Vidikron Technologies Group, Inc.          14,100       13,219
 Washington Post Company                        450      241,988
 *Wave Technologies International, Inc.         300        1,069
 Wiley John & Sons Class A                    2,834       49,949
 *Workflow Management, Inc.                     493        7,025
 *World Color Press, Inc.                     1,719       47,273
 *Young Broadcasting Corporation Class A        533       22,686
 *Ziff Davis, Inc.                            4,674       72,155
                                                    ------------
                                                       6,201,359
                                                    ------------
Medical Supplies--1.9%
 *Abiomed, Inc.                                 386        5,308
 *Acuson Corporation                          1,227       21,089
 *Adac Laboratories                             896        6,496
 *Advanced Health Corporation                 3,000       11,250
 *Advanced Neuromodulation Sys                  342        3,249
 *Aksys Ltd.                                    658        3,825
 *Alaris Medical, Inc.                        2,183        7,368
 *Amer Science & Engine, Inc.                   315        2,914
 *Applied Biometrics, Inc.                      300        1,350
 *Aradigm Corporation                           448        3,976
 Arrow International, Inc.                    1,039       26,884
 *Arthocare Corporation                         430        8,815
 *ATS Medical, Inc.                             795        6,261
 *Bacou USA, Inc.                               787       13,428
 Ballard Medical Products                     1,662       38,745
 *Bionx Implants, Inc.                          399        2,195
 *Bio-Plexus, Inc.                              700        3,194
 *Biosite Diagnostics, Inc.                     577        5,842
 Block Drug Company, Inc. Class A             1,022       42,605
 *BriteSmile, Inc.                              700        7,875
 *Cambridge Heart, Inc.                         401        2,732
 *Candela Corporation                           300        4,275
 *Cardiothoracic Systems, Inc.                  624        8,736
 *Cerus Corporation                             447        9,834
 *Chromavision Medical Systems                  836        8,256
 *Closure Medical Corporation                   594       17,820
 *CNS, Inc.                                     783        2,667
 *Coherent, Inc.                              1,060       19,743
 *Cohesion Technologies, Inc.                   586        3,516
 *Cole National Corporation                     658        5,223
 *Colorado Medtech, Inc.                        474       10,398
 *Computer Motion, Inc.                         359        3,657
 *Conmed Corporation                            677       20,733
 Cooper Company, Inc.                           667       16,633

-------------------------------------------------------------

                                          Shares        Value

-------------------------------------------------------------
 *Cygnus, Inc.                             2,359 $     30,667
 *DHB Capital Group                        1,112        4,622
 *Datascope Corporation                      678       21,781
 *Del Global Technologies Corporation        340        3,315
 Dentsply International, Inc.              2,648       74,144
 Diagnostic Products Corporation             617       17,045
 *Diametrics Medical, Inc.                   862        5,172
 *Eclipse Surgical Tech, Inc.              1,104       11,937
 *Empi, Inc.                                 244        5,948
 *Endocardial Solutions, Inc.                402        3,794
 *Endocare, Inc.                             600        3,600
 *Endosonics Corporation                     643        4,501
 *Environmental Tectonics Corporation        374        3,553
 *Exactech, Inc.                             319        3,669
 *Excel Technology, Inc.                     606        8,030
 *E-Z-Em, Inc. Class A                       650        3,575
 *Focal, Inc.                                592        4,440
 *Fusion Medical Technologies, Inc.          300        2,269
 *General Surgical Innovations               601        2,592
 *Gliatech, Inc.                             345        8,798
 *Haemonetics Corporation                  1,192       23,915
 *Hanger Orthopedic Group, Inc.              813       11,534
 *Heartport                                  929        2,206
 Hillenbrand Industries, Inc.              2,995      129,534
 *Hologic, Inc.                              493        2,773
 *Horizon Medical Products, Inc.             598        3,588
 *ICU Med, Inc.                              396        7,004
 *I-Flow Corporation                       1,700        6,003
 *Igen International, Inc.                   685       19,951
 *Integra Lifesciences Corporation           700        4,506
 *Intermagnetics General Corporation         555        4,301
 *Interpore International                    627        2,586
 Invacare Corporation                      1,637       43,790
 *IRIDEX Corporation                         500        2,438
 *Isolyser Company, Inc.                   2,500       11,719
 *I-Stat Corporation                         562        5,128
 *Kensey Nash Corporation                    333        2,664
 *Lasersight, Inc.                           588        9,555
 *LCA-Vision, Inc.                         1,900       17,694
 *Lunar Corporation                          384        3,024
 *Maxxim Medical, Inc.                       636       14,827
 *MedCare Technologies, Inc.                 400        1,875
 *Medpartners, Inc.                        8,904       67,337
 *Medstone International, Inc.               300        2,213
 *Medtox Scientific, Inc.                    200        1,325
 *Medwave, Inc.                              341        2,472
 Mentor Corporation                        1,084       20,190
 *Meridian Medical Technologies, Inc.        200        1,275
 *Merit Medical Systems, Inc.                400        1,994
 *Micro Therapeutics, Inc.                   300        2,625
 *Minimed, Inc.                            1,306      100,480
 Minntech Corporation                        301        4,440
 *Misonix, Inc.                              400        2,575
 *NMT Medical, Inc.                          475        1,395
 *North American Scientific, Inc.            298        2,459

June 30, 1999 (Unaudited)

------------------------------------------------------------
MIP Extended Index Portfolio             Shares        Value

------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------
 *Novametrix Medical Systems, Inc.          400 $      1,775
 *Novoste Corporation                       594       12,474
 *Oakley, Inc.                            3,162       22,529
 *Ocular Sciences, Inc.                   1,003       17,427
 *OEC Medical Systems, Inc.                 569       13,941
 *Orthologic Corporation                    933        2,303
 *Osteotech, Inc.                           597       17,164
 *Palomar Medical Technologies, Inc.        500        2,391
 *Perclose, Inc.                            485       23,310
 *PharmaNetics, Inc.                        400        2,750
 *Phycor, Inc.                            3,407       25,233
 *PLC Systems, Inc.                         882        3,087
 *Polymedica Industries, Inc.               400        4,000
 *Protocol Systems, Inc.                    372        3,232
 *Quorum Health Group, Inc.               3,229       40,564
 *Resmed, Inc.                              656       21,771
 *Respironics, Inc.                       1,413       21,372
 *Rochester Medical Corporation             238        2,380
 *Sabratek Corporation                      461       10,084
 *Safeskin Corporation                    2,541       30,492
 *Selfcare, Inc.                          2,500        7,656
 *Sola International                      1,013       19,690
 *Sonosite, Inc.                            220        3,740
 *Spacelabs Medical, Inc.                   347        6,550
 *Spectranetics Corporation                 855        2,405
 *Spectrascience, Inc.                      300        1,425
 *SpectRx, Inc.                             300        2,325
 *Staar Surgical Company                    596        7,897
 *Sterile Recoveries, Inc.                  253        2,925
 *Steris Corporation                      3,054       59,171
 Stryker Corporation                      4,314      259,379
 *Summit Technology, Inc.                 1,938       42,636
 *Sunrise Medical, Inc.                     818        5,828
 *Sunrise Technologies International      1,843       22,577
 *Sybron Corporation                      4,518      124,527
 *Techne Corporation                        896       22,736
 *The Med-Design Corporation                600        4,163
 *Theragenics Corporation                 1,084        7,520
 *Thermo Cardiosystems, Inc.              1,722       18,727
 *Thoratec Labs Corporation                 851        9,042
 *Trex Medical Corporation                1,258        7,548
 *Uniphase Corporation                    1,833      304,268
 United-Guardian, Inc.                      400        1,900
 *Urologix, Inc.                          3,100        7,653
 *US Vision, Inc.                         2,000       10,438
 *Utah Medical Products, Inc.               367        2,844
 *Valentis, Inc.                            776        2,959
 Varian Medical Systems, Inc.             1,330       33,583
 *Ventana Medical Systems                   593       11,341
 *Visx, Inc.                              2,720      215,390
 *Waters Corporation                      2,694      143,119
 *Wesley Jessen Visioncare                  760       24,605
 *WRP Corporation                           300        1,702
 *Xomed Surgical Products, Inc.             542       26,389
 *Young Innovations, Inc.                   303        4,431

----------------------------------------------------------------

                                             Shares        Value

----------------------------------------------------------------
 *Zevex International, Inc.                     300 $      1,556
 *Zoll Medical Corporation                      277        3,324
                                                    ------------
                                                       2,833,987
                                                    ------------
Medical & Bio-Technology--0.9%
 *Advanced Energy Industries                  1,193       48,391
 *Advanced Tissue Sciences, Inc.              1,500        4,875
 *Aetrium, Inc.                                 428        3,906
 *AgriBioTech, Inc.                           1,675       10,155
 *Albany Molecular Research, Inc.               500       14,875
 *Alcide Corporation                            100        1,800
 Amcast Industries Corporation                  339        5,530
 Analogic Corporation                           566       17,599
 *Autocyte, Inc.                                567        3,402
 *AVAX Technologies, Inc.                     2,000        7,750
 *Avigen, Inc.                                  500        3,000
 Badger Meter, Inc.                             112        3,892
 Beckman Coulter, Inc.                        1,379       67,054
 Bei Technologies, Inc.                         272        2,720
 *Bio-Rad Laboratories, Inc.                    758       19,803
 *BioSource International, Inc.               2,500       12,266
 *Boston Biomedica, Inc.                      2,900        9,425
 *Brown & Sharpe Manufacturing                  476        2,588
 *Cerprobe Corporation                          284        2,840
 *Chiron Corporation                          7,993      165,855
 Cohu, Inc.                                     359       12,700
 *Credence Systems Corporation                  971       36,048
 *CRYO-CELL International, Inc.                 400        1,050
 *Cuno, Inc.                                    696       13,311
 *Cyberonics                                    743        9,288
 *Cyberoptics Corporation                       221        3,564
 *Cymer, Inc.                                 1,313       32,825
 *DataTRAK International, Inc.                2,300       11,788
 *Dynamic Healthcare Technologies, Inc.         400          875
 *Embrex, Inc.                                  500        4,219
 *Endogen, Inc.                               3,300       12,272
 *Energy Conversion Devices                     563        5,595
 *Epitope, Inc.                                 501        2,943
 *Esterline Corporation                         775       11,141
 *FARO Technologies, Inc.                     2,407       12,035
 *FEI Company                                   669        5,519
 *Flanders Corporation                          928        3,248
 *Flir Systems, Inc.                            440        6,655
 Frequency Electronics, Inc.                    343        2,830
 *Galileo Corporation                           300        2,231
 *Genrad, Inc.                                1,297       26,994
 *Genzyme Corporation-- General Division      3,609      175,037
 *Genzyme Surgical Products                     646        2,847
 *Geoscience Corporation                        368        2,622
 Hach Company Class A                           383        6,750
 Hach Company                                   331        5,999
 *Idexx Laboratories, Inc.                    1,729       40,307
 *II-VI, Inc.                                   306        2,907
 *Immtech International, Inc.                   100        1,750
 *Innovasive Devices, Inc.                    2,500        8,125
 *InSight Health Services Corporation           200        1,275

June 30, 1999 (Unaudited)

------------------------------------------------------------
MIP Extended Index Portfolio             Shares        Value

------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------
 *Integrated Sensor Solutions, Inc.       1,100 $      8,766
 *Intelligent Medical Imaging, Inc.       1,900        1,425
 *Invitrogen Corporation                    400        9,875
 *Invivo Corporation                        246        3,229
 *Ionics, Inc.                              720       26,280
 *Kopin Corporation                         550       13,166
 *K-Tron International, Inc.                234        4,124
 *LanVision Systems, Inc.                   800          925
 *Lecroy Corporation                        279        6,609
 *LifeCell Corporation                      600        2,475
 *LTX Corporation                         1,408       18,744
 *Meade Instruments Corporation             290        5,003
 *Mechanical Technology, Inc.               600       16,200
 *Mede America Corporation                  600       22,650
 *Mediware Information Systems, Inc.        200        1,513
 *Mesa Laboratories, Inc.                   200        1,000
 *Molecular Devices Corporation             348       13,050
 Moore Products Company                     117        2,684
 MTS Systems                                685        8,348
 *Nanogen, Inc.                             800        5,500
 *Nanometrics, Inc.                         388        3,056
 *Neogen Corporation                        200        1,275
 Newport Corporation                        335        5,193
 *Nexell Therapeutics, Inc.               1,100        2,338
 *Novavax, Inc.                           2,800        9,800
 *Onix Systems, Inc.                        529        3,174
 Optical Coating Laboratories               538       44,990
 *Ortec Inernational, Inc.                  263        2,170
 *Osmonics, Inc.                            516        5,612
 *Palatin Technologies, Inc.              1,800        8,213
 *PPT Vision, Inc.                          200        1,000
 *Premeir Research Worldwide Ltd.           200        1,275
 *Quality Systems, Inc.                     200        1,275
 *Quest Diagnostics, Inc.                 1,336       36,573
 *Ribozyme Pharmaceuticals, Inc.          1,900        8,075
 *Robotic Vision Systems, Inc.            1,113        4,174
 *Rofin-Sinar Technologies, Inc.            524        4,061
 Roper Industries, Inc.                   1,399       44,768
 *Satcon Technology Corporation             403        3,123
 *Simione Central Holdings, Inc.            700        1,750
 *Somanetics Corporation                    400        1,400
 Starrett (LS) Company Class A              192        5,160
 *Tava Technologies, Inc.                 1,613       12,400
 *Techniclone Corporation                   900        1,125
 *Thermedics Detection, Inc.              1,292       13,001
 *Thermedics, Inc.                        1,657       15,431
 *Thermo Bioanalysis Corporation            785       13,639
 *Thermo Optek Corporation                2,212       22,950
 *Thermoquest Corporation                 2,286       30,432
 *Thermospectra Corporation                 665       10,557
 TSI, Inc.                                  417        4,848
 *Unilab Corporation                      1,900       11,400
 *Veeco Instruments, Inc.                   759       25,806
 *Whittaker Corporation                     717       20,076
 X-Rite, Inc.                               781        5,028
 *Zygo Corporation                          411        4,701
                                                ------------
                                                   1,433,891
                                                ------------

------------------------------------------------------------

                                         Shares        Value

------------------------------------------------------------
Metals--1.1%
 *AFC Cable Systems                         570 $     20,128
 Ak Steel Holding Corporation             2,637       59,333
 *Alliant Techsystems, Inc.                 491       42,472
 *American Precision Industries             334        3,591
 Ameron, Inc.                               148        6,531
 Aptargroup, Inc.                         1,612       48,360
 *Armco, Inc.                             4,827       31,979
 *Atchison Casting Corporation              457        4,713
 *Bayou Steel Corporation--Class A          600        2,250
 Belden, Inc.                             1,088       26,044
 Birmingham Steel Corporation             1,079        4,451
 Butler Manufacturing Company               275        7,683
 Carpenter Technology                       980       27,991
 Castle AM                                  517        8,789
 Century Aluminum Company                   737        4,560
 *Chase Industries                          406        3,426
 *Chief Consolidated Mining Company         300        1,388
 *Citation Corporation                      759       12,191
 Cleveland-Cliffs, Inc.                     441       14,277
 Commercial Intertech Corporation           526        8,383
 Commercial Metals Company                  670       19,095
 Commonwealth Industries                    588        7,350
 *Compx International, Inc.                 326        5,827
 Curtiss Wright Corporation                 456       17,727
 *Dayton Superior Corporation               357        6,627
 *Driver-Harris Company                   2,900       10,150
 *Dynamic Materials Corporation             200          825
 Easco, Inc.                                422        4,457
 *Edelbrock Corporation                     234        3,452
 *Edison Control Corporation                100          850
 *Encore Wire Corporation                   601        5,447
 Federal Screw Works                         48        2,376
 *Foster (LB) Class A                       446        2,620
 *General Bearing Corporation               200        1,600
 lGeneral Cable Corporation               1,647       26,352
 General Housewares                         183        3,557
 Gibraltar Steel Corporation                460       11,385
 *Griffon Corporation                     1,385       10,820
 *Gulf Island Fabrication, Inc.             520        6,208
 Harsco Corporation                       1,988       63,616
 *Hawk Corporation Class A                  511        4,503
 *Howmet International, Inc.              4,474       76,897
 Huntco, Inc. Class A                     3,300        9,900
 Imco Recycling, Inc.                     1,013       17,348
 Insteel Industries                         377        3,393
 Intermet Corporation                     1,150       17,394
 International Aluminium Corporation        158        4,355
 *Kaiser Aluminum Corporation             3,541       31,426
 Kaydon Corporation                       1,438       48,353
 *Keystone Cons Inds, Inc.                  500        3,313
 *Ladish Company, Inc.                      512        3,968
 Lindberg Corporation                       262        2,948
 *Lone Star Technologies                  1,006       17,857
 *Material Sciences Corporation             677       10,155
 Matthews International Corporation         587       17,390

June 30, 1999 (Unaudited)

----------------------------------------------------------------------
MIP Extended Index Portfolio                       Shares        Value

----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
 *Maverick Tube Corporation                           769 $     10,718
 *Maxxam, Inc.                                        313       20,189
 *Metals Usa, Inc.                                  1,707       21,764
 *Met-Coil Systems Corporation                        300        1,238
 *Miller Building Systems                             600        3,525
 *Mobile Mini, Inc.                                   491        9,605
 *Mueller Industries                                1,601       54,334
 National Steel Corporation Class B                 1,936       16,214
 *NCI Building Systems, Inc.                          807       17,250
 *Niagara Corporation                                 600        3,413
 *Nortek, Inc.                                        498       15,594
 *Northwest Pipe Company                              337        5,603
 *NS Group, Inc.                                      834        7,715
 *Olympic Steel, Inc.                                 394        2,610
 *Optical Cable Corporation                         1,701       18,711
 Oregon Steel Mills, Inc.                             950       12,647
 *OroAmerica, Inc.                                    284        1,988
 Pitt-Des Moines                                      267       16,688
 Placer Dome, Inc.                                  4,108       48,526
 Precision Castparts Corporation                    1,089       46,283
 Quanex Corporation                                   591       16,844
 Reliance Steel & Aluminum Company                    825       32,175
 Roanoke Electrics Steel Corporation                  408        7,089
 Rouge Industries, Inc. Class A                       534        5,140
 *RTI International Metals                            926       13,601
 Ryerson Tull, Inc.                                 1,142       25,766
 Schnitzer Steel Inds, Inc. Class A                   248        5,565
 *Shaw Group, Inc.                                    635       10,081
 *Shiloh Industries, Inc.                             482        6,989
 Sifco Industries                                     231        1,906
 Southern Peru Copper Corporation                     514        7,421
 *Special Metals Corporation                          570        3,313
 *Starmet Corporation                               1,800        7,313
 *Steel Dynamics, Inc.                              2,141       33,119
 Steel Technologies, Inc.                             438        4,134
 *Stillwater Mining Company                         1,520       49,685
 Sturm Ruger & Company, Inc.                        1,592       17,015
 Sun Hydraulics                                       284        2,485
 Superior Telecom, Inc.                               898       22,450
 Synalloy Corporation                                 300        2,438
 Texas Industries, Inc.                               949       36,774
 *Thermo Terratech, Inc.                            1,000        5,625
 Titanium Metals Corporation                        1,156       12,861
 *Tower Automotive, Inc.                            2,168       55,149
 *Transportation Technologies Industries, Inc.        564        7,473
 TransPro, Inc.                                       400        2,100
 Tredegar Industries                                1,617       35,170
 Tremont Corporation New                              205        4,408
 United Dominion Industries Ltd.                    1,812       43,941
 *Universal Stainless & Alloy Products, Inc.          300        1,725
 *US Energy Corporation                               200          750
 *Webco Industries, Inc.                              400        2,050
 *WHX Corporation                                     856        5,618

---------------------------------------------------------------

                                            Shares        Value

---------------------------------------------------------------
 *Wolverine Tube, Inc.                         628 $     15,779
 *Wyman-Gordon Company                       1,633       31,537
 *Xceed, Inc.                                  708       15,488
                                                   ------------
                                                      1,705,048
                                                   ------------
Mining--0.1%
 Brush Wellman                                 604       10,948
 *Couer D'Alene Mines Corporation            3,207       14,832
 *Echo Bay Mines Ltd.                          907        1,304
 *Hecla Mining                               2,032        4,191
 LTV Corporation                             4,466       29,866
 *Meridian Gold, Inc.                        3,294       15,235
 *Royal Gold                                 2,500       11,406
 *Smith International, Inc.                  2,253       97,865
 *Sunshine Mining & Refining Company         1,664          624
 *Varco International, Inc.                  2,991       32,714
                                                   ------------
                                                        218,985
                                                   ------------
Office Equipment & Supplies--0.3%
 *1-800 Contacts, Inc.                         387        7,256
 *Actrade International Ltd.                   515        6,598
 *Atec Group, Inc.                           1,299        5,034
 *Ballantyne of Omaha, Inc.                    526        4,011
 *CHS Electronics, Inc.                      3,448       15,085
 *Cytyc Corporation                            793       15,464
 *Digi International, Inc.                   2,013       21,011
 *Fisher Scientific International, Inc.      1,791       39,962
 *Gunther International Ltd.                   800        2,400
 *Imaging Technologies Corporation           3,600        7,088
 *Ingram Micro, Inc. Class A                 2,864       73,748
 *Insight Enterprises, Inc.                  1,115       27,596
 *Keravision, Inc.                             570        9,833
 *Mathews Studio Equipment Group               500        3,875
 *Merisel, Inc.                              2,900        6,616
 *Miami Computer Supply Corporation            414        7,814
 *Navarre Corporation                        1,397       13,752
 *Neopath, Inc.                                648        2,511
 Owens & Minor Holdings Company              1,457       16,027
 *Parkervision, Inc.                           520       18,200
 *Patterson Dental Company                   1,490       51,778
 *Peerless Systems Corporation                 907        9,524
 *Performance Technologies, Inc.               325        6,541
 *Pomeroy Computer Resources                   525        7,317
 *Precept Business Services Class A            290        1,378
 *ProcureNet, Inc.                           1,791          269
 *Programmers Paradise                         316        3,871
 *PSS World Medical, Inc.                    3,148       35,218
 *Savoir Technology Group, Inc.                691        6,478
 TAB Products Company                          100          738
 *Thermotrex Corporation                       688        5,246
 *Vallen Corporation                           264        4,224
 Vital Sign, Inc.                              869       17,326
                                                   ------------
                                                        453,789
                                                   ------------

June 30, 1999 (Unaudited)

------------------------------------------------------------
MIP Extended Index Portfolio             Shares        Value

------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------
Oil & Gas--3.6%
 Adams Resources & Energy, Inc.             100 $        788
 AGL Resources, Inc.                      2,557       47,145
 Apco Argentina, Inc.                       271        4,844
 Atmos Energy Corporation                 1,353       33,825
 *Atwood Oceanics, Inc.                     702       21,938
 *Barrett Resources Corporation           1,427       54,761
 *Basin Exploration                         613       12,298
 *Belco Oil & Gas Corporation             1,165        8,082
 *Bellwether Exploration Company            633        3,482
 *Benton Oil and Gas Company              2,400        4,800
 Berry Petroleum                            778       10,843
 *BJ Services Company                     3,236       95,260
 *Blue Dolphin Energy                       500        3,000
 BP Prudhoe Bay Royalty Trust               789        5,819
 *Brigham Exploration Company             2,800        5,600
 Buckeye Partners-L.P.                    1,196       32,890
 Cabot Oil & Gas Corporation Class A      1,115       20,767
 *Cal Dive International, Inc.              836       24,976
 *Callon Petroleum Corporation              359        3,702
 Cascade Natural Gas                        407        7,733
 Castle Energy Corporation                  131        2,358
 *Chesapeake Energy Corporation           3,400        9,988
 Chesapeake Utilities Corporation           187        3,471
 *Clayton Williams Energy, Inc.           2,100       12,469
 Colonial Gas Company                       396       14,652
 *Columbus Energy Corporation               200        1,200
 *Comstock Resources, Inc.                1,100        3,644
 Connecticut Energy Corporation             378       14,577
 Conoco, Inc.                             8,566      238,777
 *Cooper Cameron Corporation              2,481       91,952
 Cross Timbers Oil Company                2,285       33,989
 *Crown Central Pete Class B                450        4,950
 *Crystal Gas Storage, Inc.                  98        3,259
 CTG Resources                              319       11,604
 *Dawson Geophysical Company                200        2,013
 *Denbury Resources, Inc.                 1,897        8,299
 Devon Energy Corporation                 2,046       73,145
 Diamond Offshore Drilling, Inc.          6,076      172,407
 Dynegy, Inc.                             6,813      138,815
 *Eagle Geophysical, Inc.                 2,787        2,090
 *Edge Petroleum Corporation              1,800       11,475
 *EEX Corporation                         1,763       12,231
 El Paso Energy Corporation               5,376      189,168
 Energen Corporation                      1,308       24,362
 *Energy Biosystems Corporation             981        2,453
 Energynorth, Inc.                          122        3,530
 Energysouth, Inc.                          179        3,614
 Enron Oil & Gas Company                  6,876      139,239
 Ensco International, Inc.                6,256      124,729
 Enterprise Products L.P.                 2,038       37,703
 Equitable Resources, Inc.                1,661       62,703
 *Evans Systems, Inc.                       458        1,689
 *Evergreen Resources, Inc.                 493       12,417
 *EXCO Resources, Inc.                      200        1,350
 *Forest Oil Corporation                  1,846       23,190
 *Frontier Oil Corporation                1,036        7,058

----------------------------------------------------------

                                       Shares        Value

----------------------------------------------------------
 *FX Energy, Inc.                         583 $      3,826
 General Chemical Group, Inc.             933        2,916
 *Getty Petroleum Marketing, Inc.         300          900
 Giant Industries, Inc.                   484        4,810
 *Global Industries Ltd.                4,078       52,249
 *Global Marine, Inc.                   7,956      122,821
 *Greka Energy Corporation                200        1,600
 *Grey Wolf, Inc.                       6,565       16,413
 *Hallwood Energy Corporation             637        3,820
 *Hanover Compressor Company            1,276       40,992
 *Harken Energy Corporation             3,456        5,616
 Holly Corporation                        304        4,066
 *Houston Exploration Company           1,069       20,244
 Howell Corporation                     2,600       13,325
 *Hs Resources, Inc.                      785       11,579
 Hugoton Royalty Trust                  1,800       18,338
 Indiana Energy, Inc.                   1,345       28,665
 *Input/Output, Inc.                    2,254       17,046
 K N Energy, Inc.                       3,069       41,048
 *Kelley Oil & Gas Corporation          1,800          394
 *Key Energy Group, Inc.                3,818       13,602
 *Key Productions Company, Inc.           515        4,732
 Laclede Gas Company                      788       18,321
 Leviathan Gas Pipe Line                  808       18,483
 *Louis Dreyfus Natural Gas             1,794       38,683
 *Magnum Hunter Resources, Inc.           800        2,950
 *Mallon Resources Corporation            100          694
 *Marine Drilling Company, Inc.         2,441       33,411
 *Markwest Hydrocarbon                    379        3,316
 *McMoRan Exploration Company             619       13,734
 MCN Corporation                        3,544       73,538
 MDU Resources Group, Inc.              2,372       54,111
 *Mercury Air Group, Inc.                 294        1,948
 Midcoast Energy Resources                262        4,225
 *Miller Exploration Company            3,000        6,656
 Mitchell Energy Class A                2,197       42,430
 Murphy Oil Corporation                 2,011       98,162
 *Nabors Industries, Inc.               4,884      119,346
 National Fuel Gas Company              1,720       83,420
 National Propane Partners L.P.           100        1,175
 *National-Oilwell, Inc.                2,471       31,351
 New Jersey Resources Corporation         796       29,800
 *Newfield Exploration Company          1,802       51,244
 *Newpark Resources, Inc.               3,068       27,229
 Noble Affiliates, Inc.                 2,549       71,850
 *Noble Drilling Corporation            5,864      115,448
 North Carolina Natural Gas               453       15,515
 Northwest Natural Gas Company          1,109       26,755
 *Norton Drilling Services, Inc.          300        1,228
 *Nuevo Energy Company                  1,327       17,583
 Nui Corporation                          566       14,150
 *Ocean Energy, Inc.                    7,362       70,859
 *Oceaneering International, Inc.       1,332       21,479
 *Omni Energy Services Corporation        713        2,496
 *Parker Drilling                       4,695       15,552
 Patina Oil & Gas Corporation           3,100       19,569
 *Patterson Energy, Inc.                2,200       21,725

June 30, 1999 (Unaudited)

--------------------------------------------------------------
MIP Extended Index Portfolio               Shares        Value

--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------
 Pennsylvania Enterprises, Inc.               376 $     11,539
 PennzEnergy Company                        2,139       35,695
 Pennzoil-Quaker State Company              3,477       52,155
 *Petroleum Development Corporation         2,000        8,375
 Piedmont Natural Gas Company               1,371       42,672
 Pioneer Natural Resources Company          4,483       49,313
 *Plains Resource, Inc.                       722       13,718
 Pogo Producing Company                     1,795       33,432
 *Pool Energy Services                        976       19,825
 *Pride International, Inc.                 2,454       25,920
 *Prima Energy Corporation                    258        5,837
 Providence Energy Corporation                220        5,871
 PS Group Holdings, Inc.                      271        2,964
 Public Service Company of NC                 905       26,471
 Questar Corporation                        3,690       70,571
 *Quicksilver Resources, Inc.                 500        3,375
 Range Resources Corporation                1,600        9,800
 *Remington Oil & Gas Corporation           1,700        8,288
 RPC, Inc.                                  1,068        9,345
 *R&B Falcon Corporation                    8,610       80,719
 Santa Fe International Corporation         5,234      120,382
 *Santa Fe Snyder Corporation               7,629       58,171
 *Seacor Smit, Inc.                           567       30,335
 *Seitel, Inc.                              1,364       22,080
 Semco Energy, Inc.                           605        9,340
 *Seven Seas Petroleum Company              1,386        3,812
 *Sheridan Energy, Inc.                       300        1,013
 South Jersey Industries                      397       11,240
 *Southern Union Company                    1,325       28,819
 Southwest Gas Company                      1,356       38,816
 Southwestern Energy Company                  919        9,707
 St Mary Land & Exploration                   399        8,204
 *Stone Energy Corporation                    674       28,561
 *Superior Energy Services, Inc.            3,300       16,810
 *Swift Energy Company                        729        7,791
 *Tesoro Petroleum Corporation              1,392       22,185
 *Tetra Technologies, Inc.                    599        5,503
 *The Meridian Resource Corporation         1,900        7,363
 *Titan Exploration, Inc.                   1,396        6,980
 *Tom Brown, Inc.                           1,179       18,348
 Tosco Corporation                          6,851      177,698
 *Transmontaigne, Inc.                      1,363       17,123
 Transocean Offshore, Inc.                  4,498      118,073
 *Tuboscope, Inc.                           1,848       25,295
 UGI Corporation                            1,470       29,676
 Ultramar Diamond Shamrock Corporation      3,919       85,483
 *Unit Corporation Common Stock             1,049        8,523
 *United Heritage Corporation               1,600          800
 *UTI Energy Corporation                      788       13,051
 Valero Energy Corporation                  2,498       53,551
 Valley Resources, Inc.                       222        2,858
 Vastar Resources, Inc.                     4,356      228,418
 *Veritas Dgc, Inc.                         1,122       20,547

---------------------------------------------------------------

                                            Shares        Value

---------------------------------------------------------------
 Vintage Petroleum, Inc.                     2,658 $     28,574
 Washington Gas Light Company                2,044       53,144
 WD 40 Company                                 699       17,475
 Western Gas Resources                       1,185       18,960
 Wicor, Inc.                                 1,670       46,656
 *Wilshire Oil Company of Texas              1,200        5,100
 Witco Corporation                           2,578       51,560
 Yankee Energy System, Inc.                    390       15,478
                                                   ------------
                                                      5,489,949
                                                   ------------
Pharmaceuticals--2.7%
 *Abgenix, Inc.                                608       12,084
 *Advanced Polymer Systems                     937        6,559
 *Akorn, Inc.                                  809        3,261
 *Alexion Pharmaceuticals                      416        3,692
 *Algos Pharmaceuticals Corporation            761       16,790
 *Alkermes, Inc.                             1,046       24,189
 *Alliance Pharmaceutical Corporation          700        1,838
 *Allou Health & Beauty Class A                261        1,843
 Alpharma, Inc.                              1,195       42,497
 *Amerisource Health Corporation             1,892       48,246
 *Andrx Corporation                          1,350      104,119
 *Anesta Corporation                           559       11,425
 *Anika Therapeutics, Inc.                     400        3,400
 *Aphton Corporation                           532        7,448
 *Arqule, Inc.                                 844        4,115
 *AVI BioPharma, Inc.                        3,300       11,344
 *Aviron                                       703       20,211
 *Axys Pharmaceuticals, Inc.                 1,111        3,750
 *Barr Laboratories, Inc.                    1,001       39,915
 Bergen Brunswig Corporation Class A         5,921      102,137
 Bindley Western Ind, Inc.                   1,317       30,380
 *Biocryst Pharmaceuticals, Inc.               665        5,819
 *Biogen, Inc.                               6,586      423,552
 *Biomatrix, Inc.                            1,016       21,971
 *Biotime, Inc.                                470        5,493
 *Bone Care International, Inc.                373        3,683
 *Boston Life Sciences, Inc.                   593        3,354
 *Cell Genesys, Inc.                         1,059        4,766
 *Cell Pathways, Inc.                          994       11,493
 *Cell Therapeutics, Inc.                      690        1,703
 *Cellegy Pharmaceuticals, Inc.              2,300       10,638
 *Centocor, Inc.                             3,157      147,195
 *Chirex, Inc.                                 637       20,464
 *CIMA Labs, Inc.                            3,200       14,800
 *Collagen Corporation                         321        4,414
 *Collagenex Pharmaceuticals                   316        3,160
 *Columbia Laboratories, Inc.                1,157        9,907
 *CombiChem, Inc.                              300        1,219
 *Connetics Corporation                        837        5,127
 *Copley Pharmaceutical, Inc.                  707        7,247
 *Corixa Corporation                           577       10,278
 *Coulter Pharmaceutical, Inc.                 733       16,538
 *Covance, Inc.                              2,605       62,357
 *Crescendo Pharmaceuticals Corporation        200        3,450

June 30, 1999 (Unaudited)

-----------------------------------------------------------------
MIP Extended Index Portfolio                  Shares        Value

-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
 *Cypress Bioscience, Inc.                     1,765 $      5,571
 *Cytel Corporation                            2,000        6,250
 *Cytoclonal Pharmaceuticals                     456        2,879
 *Diacrin, Inc.                                  640        3,640
 *Diatide, Inc.                                  472        2,242
 *Digene Corporation                             628        6,937
 *Dura Pharmaceuticals, Inc.                   2,074       24,758
 *Duramed Pharmaceuticals                        862       13,469
 *D&K Healthcare Resources                       138        3,295
 *Epix Medical, Inc.                             421        2,316
 *Forest Labs, Inc. Class A                    3,649      168,766
 *Fuisz Technologies Ltd.                        902        2,988
 *Geltex Pharaceuticals, Inc.                    748       13,464
 *Genta, Inc.                                    300          769
 *Genzyme Transgenics Corporation                676        3,084
 *Geron Corporation                              494        5,156
 *Gilead Sciences, Inc.                        1,366       71,374
 *Guest Supply, Inc.                             282        3,613
 *Guilford Pharmaceuticals, Inc.                 820       10,455
 *Hemispherx Biopharma, Inc.                   1,110        8,325
 *Henry Schein, Inc.                           1,780       56,404
 Herbalife International Class A                 368        4,025
 *Heska Corporation                            1,278        2,955
 *Hi-Tech Pharmacal Company                    2,400       10,800
 *Hollis-Eden Pharmaceuticals                    383        4,596
 *Hyseq, Inc.                                  3,678       12,758
 ICN Pharmaceuticals, Inc.                     3,423      110,178
 *Idec Pharmaceuticals Corporation               894       68,894
 *Ilex Oncology, Inc.                            466        4,660
 *Imclone Systems, Inc.                        1,001       25,400
 *Immucor, Inc.                                  333        4,537
 *Immune Response Corporation                    865        4,649
 *Immunex Corporation                          3,678      468,705
 *Inhale Therapeutic Systems                     702       16,716
 *Intercardia, Inc.                            2,126       10,896
 *International Isotopes, Inc.                   392        3,626
 *Interneuron Pharmaceuticals Corporation      1,542        4,241
 *Irwin Naturals 4Health, Inc.                 1,023        1,918
 *IVAX Corporation                             5,236       73,959
 Jones Pharma, Inc.                            1,286       50,636
 *King Pharmaceuticals, Inc.                   1,436       37,157
 *Kos Pharmaceuticals                            653        3,306
 *Kv Pharmaceutical Company Class A              528        8,184
 *La Jolla Pharmaceutical Company                898          730
 *Leukosite, Inc.                                532        6,384
 *Lifecore Biomedical, Inc.                      456        5,244
 *Ligand Pharmaceuticals Class B                 982       10,925
 *Liposome Company, Inc.                       1,710       32,704
 *Lynx Therapeutics, Inc.                        410        4,638
 *Magainin Pharmaceuticals                       822        2,106
 *Mannatech, Inc.                                900        9,113
 *Martek Biosciences                             548        4,658
 *Matrix Pharmaceutical, Inc.                    900        3,713
 *Medarex, Inc.                                1,364        5,627
 *Medco Research, Inc.                           384       10,080
 *Medicis Pharmaceutical Class A               1,243       31,541

-----------------------------------------------------------------

                                              Shares        Value

-----------------------------------------------------------------
 Meridian Diagnostics, Inc.                      530 $      3,776
 *Mgi Pharma, Inc.                               633        6,647
 *Microcide Pharmaceuticals, Inc.              2,892       13,647
 *Miravant Medical Technologies                  691        4,923
 Mylan Laboratories                            5,754      152,481
 *NABI                                         3,300        9,281
 *Nastech Pharmaceutical Company, Inc.         3,000        9,938
 *Natrol, Inc.                                   590        4,425
 Natures Sunshine Products, Inc.                 669        7,025
 *Nbty, Inc.                                   3,030       19,695
 *Ncs Healthcare, Inc. Class A                   902        4,905
 *Neose Technologies, Inc.                       353        3,596
 *NeoTherapeutics, Inc.                          200        2,550
 *Neurocrine Biosciences, Inc.                   671        3,481
 *Nexstar Pharmaceuticals, Inc.                1,278       25,480
 *North American Vaccine, Inc.                 1,187        5,787
 *Northfield Laboratories, Inc.                  520        6,338
 *Noven Pharmaceuticals, Inc.                    788        4,765
 *NPS Pharmaceuticals, Inc.                      551        3,650
 *Nu Skin Asia Pacific, Inc. Class A             909       18,123
 *Nutraceutical International Corporation        722        3,700
 Omnicare, Inc.                                4,005       50,563
 *Onyx Pharmaceuticals, Inc.                     510        4,526
 *Orphan Medical, Inc.                           284        1,704
 *OSI Pharmaceuticals, Inc.                      998        4,242
 *Oxigene, Inc.                                  376        3,549
 *Parexel International Corporation            1,109       14,764
 *Pathogenesis Corporation                       729       10,343
 *Penwest Pharmaceuticals Company                407        3,256
 *Perrigo Company                              3,276       24,980
 *Pharmaceutical Resources, Inc.               1,181       10,260
 *Pharmacyclics, Inc.                            556       15,568
 *Pharmaprint, Inc.                              503        2,515
 *Priority Healthcare Corporation Class B        838       28,911
 *Progenics Pharmeceuticals                      410        5,689
 *Protein Design Labs, Inc.                      830       18,416
 *Pure World, Inc.                               300        1,294
 *Quintiles Transnational Corporation          5,186      217,812
 *Rexall Sundown, Inc.                         3,068       37,391
 *Roberts Pharmaceutical Corporation           1,406       34,096
 *Sangstat Medical Corporation                   721       12,437
 *Schein Pharmaceutical, Inc.                  1,450       17,491
 Schweitzer-Mauduit International, Inc.          602        9,030
 *Scios, Inc.                                  1,716        5,577
 *Sepracor, Inc.                               1,273      103,431
 *Serologicals Corporation                     1,087        8,832
 *SIBIA Neurosciences, Inc.                    2,100        9,713
 *SICOR, Inc.                                  3,563       15,143
 *Sonus Pharmaceuticals, Inc.                  2,186       11,340
 *Sugen, Inc.                                    733       21,624
 *Supergen, Inc.                                 851       13,031

June 30, 1999 (Unaudited)

--------------------------------------------------------------------
MIP Extended Index Portfolio                     Shares        Value

--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
 *Synaptic Pharmaceutical Corporation               394 $      1,872
 *Synetic, Inc.                                     936       64,350
 *Texas Biotech Corporation                       1,257        5,971
 *Thermolase Corporation                          1,450        1,903
 *Titan Pharmaceuticals, Inc.                       587        2,898
 *Triangle Pharmaceuticals, Inc.                  1,176       21,168
 *Tristar Corporation                               618        4,287
 *Twinlab Corporation                             1,306       11,224
 *Unimed Pharmaceuticals, Inc.                    1,800       21,263
 *Vical, Inc.                                       583        7,069
 *Vion Pharmaceuticals, Inc.                        623        2,920
 *Viropharma, Inc.                                  423        3,252
 *VIVUS, Inc.                                     2,800        7,350
 *V.I. Technologies, Inc.                           452        2,260
 Warner Lambert Company                           1,249       86,649
 *Xoma Ltd.                                       1,934       11,725
 *Zila, Inc.                                      1,302        3,947
 *Zonagen, Inc.                                     501        4,634
                                                        ------------
                                                           4,070,368
                                                        ------------
Real Estate--4.3%
 Acadia Realty Trust                                937        5,036
 Aegis Realty, Inc.                                 360        3,533
 Agree Realty Corporation                           194        3,577
 Alexandria Real Estate                             562       17,563
 AMB Property Corporation                         3,942       92,637
 Ameresco Capital Trust                             369        3,506
 American Health Properties                       1,117       22,480
 American Industrial Properties                     892       12,600
 American Real Estate Investors Corporation         271        4,539
 *American Real Estate Partners                   2,113       17,168
 American Realty Trust, Inc.                        481        7,696
 American Residential Investment Trust, Inc.        360        2,655
 Amli Residential Properties Trust                  744       16,647
 Annaly Mortgage Management, Inc.                   466        5,243
 Anthracite Capital, Inc.                           737        4,837
 Apex Mortgage Capital, Inc.                        257        3,421
 Archstone Communities Trust                      6,411      140,641
 Arden Realty Group, Inc.                         2,792       68,753
 Asset Investor Corporation                         224        3,346
 Associated Estates Realty Corporation              933       11,021
 Avalonbay Communities, Inc.                      2,956      109,372
 *Avatar Holdings                                   338        6,401
 Banyan Strategic Realty Trust                      597        3,507
 Bedford Property Investors                       1,013       18,107
 Berkshire Realty Company                         1,642       18,986
 *BF Enterprises, Inc.                              200        1,525
 *Bluegreen Corporation                             880        4,730
 Boddie-Noell Properties, Inc.                      266        3,059
 Boston Properties, Inc.                          2,942      105,544
 Boykin Lodging Company                             728       11,193
 Bradley Real Estate, Inc.                        1,066       22,120
 Brandywine Realty Trust                          1,700       33,681

--------------------------------------------------------------

                                           Shares        Value

--------------------------------------------------------------
 BRE Properties, Inc.                       1,977 $     51,278
 *BRT Realty Trust                            400        3,325
 Burnham Pacific Properties, Inc.           1,429       17,595
 CV, Inc.                                     293        3,772
 Cabot Industrial Trust                     1,831       38,909
 *California Coastal Communities, Inc.        535        3,879
 Capital Automotive                           900       11,925
 *Capital Trust Class A                       671        3,020
 Capstead Mortgage Corporation              2,753       14,969
 Captec Net Lease Realty                      350        4,747
 Carey Diversified LLC                      1,132       19,598
 CarrAmerica Realty Corporation             3,210       80,250
 *Castle & Cooke, Inc.                        627       11,051
 *Catellus Development Corporation          4,776       74,028
 *Cb Richard Ellis Services                   942       23,432
 Cbl & Associates Properties                1,082       28,538
 Centerpoint Properties Corporation           938       34,354
 Centertrust Retail Properties              1,051       12,349
 Chastain Capital Corporation                 200        1,325
 Chateau Communities, Inc.                  1,247       37,332
 Chelsea Gca Realty, Inc.                     695       25,802
 Cherokee, Inc.                               389        3,282
 Chicago Title Corporation                    978       34,902
 *Citadel Holding Corporation               1,500        7,125
 Colonial Properties Trust                  1,165       32,911
 Commercial Assets, Inc.                      463        2,691
 Commercial Net Lease Realty                1,313       16,905
 Cons Tomoka Company                          235        3,422
 Continental Mortgage & Equity Trust          179        2,775
 Cornerstone Properties, Inc.               5,947       94,409
 Cornerstone Realty, Inc. Trust             1,749       18,802
 Corporate Office Properties                  607        4,970
 Correctional Properties Trust                262        4,127
 Cousins Properties, Inc.                   1,418       47,946
 Crescent Real Estate Equities Company      5,813      138,059
 Criimi Mae, Inc.                           1,840        4,140
 Cross Timbers Royalty Trust                  268        2,714
 Crown American Realty                        966        7,064
 *DBT Online, Inc.                            826       27,052
 Developers Divers Realty Corporation       2,763       45,935
 Duke Realty Investments                    4,044       91,243
 Dynex Capital, Inc.                        1,396        2,792
 Eastgroup Properties, Inc.                   729       14,626
 *Echelon International Corporation           246        5,504
 Eldertrust                                   327        3,331
 Entertainment Properties                     611       10,769
 Equity Inns, Inc.                          1,629       15,068
 Equity Office Properties Trust            11,930      305,696
 Equity One, Inc.                             377        3,723
 Equity Residential Properties Trust        5,458      245,951
 Essex Property Trust, Inc.                   744       26,319
 Federal Realty Investment Trust            1,791       41,081

June 30, 1999 (Unaudited)

-----------------------------------------------------------------------
MIP Extended Index Portfolio                        Shares        Value

-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
 FelCor Suite Hotels, Inc.                           3,037 $     63,018
 First Industrial Realty Trust                       1,697       46,561
 *First Union Real Estate                            1,658        7,461
 First Washington Realty Trust                         315        7,363
 Forest City Enterprises Class A                     1,341       37,548
 Franchise Finance Corporation                       2,492       54,824
 Franklin Select Realty Trust                          548        3,768
 G&L Realty Corporation                                181        2,082
 Gables Residential Trust                            1,171       28,250
 General Growth Properties, Inc.                     1,906       67,663
 Getty Realty Corporation                              500        7,188
 Glenborough Realty Trust, Inc.                      1,419       24,833
 Glimcher Realty Trust                               1,060       17,225
 Golf Trust of America                                 281        6,867
 Great Lakes, Inc.                                     719       11,684
 Grove Propert Trust                                   303        3,939
 *Grubb And Ellis Company                              627        3,135
 Health Care Property Investors, Inc.                1,386       40,021
 Health Care , Inc.                                  1,254       29,156
 Healthcare Realty Trust                             1,786       37,506
 Highwoods Properties, Inc.                          2,759       75,700
 Home Properties of NY, Inc.                           754       20,829
 Hospitalities Properties Trust                      2,535       68,762
 HRPT Properties Trust                               5,985       91,645
 Impac Commercial Holdings                             385        2,430
 Impac Mortgage Holdings, Inc.                         905        4,582
 Imperial Credit Commercial Mortgage Investment      1,251       13,526
 Opp Realty Investors, Inc.                          1,000        6,250
 Innkeepers Usa Trust                                1,529       15,290
 *Insignia Financial Group                             957       10,049
 *Interstate General Company                           800        4,750
 Investors Real Estate Trust                           642        4,895
 Irt Property Company                                1,487       14,684
 Jameson Inns, Inc.                                    441        4,134
 JDN Realty Corporation                              1,462       32,712
 *Jones Lang LaSalle, Inc.                             726       21,644
 JP Realty, Inc.                                       789       16,224
 *Kennedy-Wilson, Inc.                                 298        2,663
 Kilroy Realty Corporation                           1,236       30,050
 Kimco Realty Corporation                            2,782      108,846
 Koger Equity, Inc.                                  1,189       21,922
 Konover Property Trust, Inc.                        1,161       10,667
 Kranzco Realty Trust                                  388        5,141
 Lasalle Hotel Properties                              661       10,122
 Laser Mortgage Managment, Inc.                        681        2,341
 Lexford Residential Trust                             351        8,380
 Lexington Corporation                                 634        7,370
 Liberte Investors, Inc.                               906        3,114
 LNR Property Corporation                            1,120       23,940
 LTC Properties, Inc.                                1,245       16,185
 Macerich Company                                    1,554       40,793
 Mack-Cali Realty Corporation                        2,658       82,232
 Malan Realty Investors, Inc.                          231        3,566
 Manufactured Home Communities                       1,168       30,368
 *Mays (JW), Inc.                                      600        3,000

------------------------------------------------------------------

                                               Shares        Value

------------------------------------------------------------------
 Meditrust Corporation                          6,743 $     88,080
 Meristar Hospitality Corporation               2,169       48,667
 Mgi Properties, Inc.                             615       17,374
 Mid Atlantic Realty Trust                        520        5,785
 Mid-America Apartment Corporation                842       19,471
 Mills Corporation                              1,080       23,423
 National Golf Properties, Inc.                   560       13,615
 National Health Investors, Inc.                1,095       24,980
 National Health Realty, Inc.                     348        3,872
 National Realty, L.P.                            533       11,793
 Nationwide Health Properties                   2,067       39,402
 *New Mexico & Arizona Land                       309        2,240
 New Plan Excel Realty Trust                    4,047       72,846
 *Novastar Financial, Inc.                        363        2,314
 Ocwen Asset Investment Corporation               699        3,146
 Omega Healthcare Investors, Inc.                 903       23,309
 Pacific Gulf Properties, Inc.                    895       20,249
 Pan Pacific Retail Pptys, Inc.                   946       18,388
 Parkway Properties, Inc                          452       14,973
 Patriot American Hospitality, Inc.            10,824       48,708
 *Pec Isreal Economic Corporation                 821       25,862
 Pennsylvania Real Estate                         590       12,353
 Philips International Realty                     270        4,556
 PMC Commercial Trust-SBI                         240        3,390
 Prentiss Properties Trust                      1,741       40,914
 Price Enterprises, Inc.                          590        4,241
 Prime Group Realty Trust                         657       11,292
 Prime Retail, Inc.                             1,912       16,611
 Prison Realty Corporation                      5,378       52,772
 Prologis Trust                                 7,376      149,358
 Ps Business Parks, Inc.                        1,057       25,764
 Public Storage, Inc.                           5,894      165,032
 Ramco-Gershenson Properties                      262        4,258
 Realty, Income Corporation                     1,199       28,476
 *Realty Information Group, Inc.                  523       22,751
 Reckson Associates Realty Corporation          2,218       52,123
 Redwood Trust, Inc.                              417        6,907
 Regency Realty Corporation                     2,740       60,109
 Resource Asset Investment Trust                  275        3,472
 RFS Hotel Investors, Inc.                      1,113       13,982
 Saul Centers, Inc.                               573        9,455
 *Saxton, Inc.                                    200        1,100
 *Security Capital Group, Inc. Class B          2,073       30,188
 Shurgard Storage Centers                       1,279       34,693
 Simon Property Group, Inc.                     7,818      198,382
 Sizeler Property Investors, Inc.                 357        3,124
 Sl Green Realty Corporation                    1,071       21,889
 Smith Charles E Residential                      882       29,933
 Sovran Self Storage                              579       15,597
 Spieker Properties, Inc.                       2,937      114,176
 Starwood Financial Trust                       2,344      145,328
 Starwood Hotels & Resorts Worldwide, Inc.      8,153      249,176
 Storage USA, Inc.                              1,240       39,525
 *Stratus Properties, Inc.                        639        2,955

June 30, 1999 (Unaudited)

-------------------------------------------------------------
MIP Extended Index Portfolio              Shares        Value

-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
 Summit Properties, Inc.                   1,237 $     24,431
 Sun Communities, Inc.                       763       27,087
 Sunstone Hotel Investors, Inc.            1,680       14,280
 Tanger Factory Outlet Centers               291        7,566
 Tarragon Realty Investors                   308        3,311
 Taubman Centers, Inc.                     2,367       31,215
 Thornbury Mortgage Asset Corporation        892        8,920
 Town & Country Trust                        681       12,173
 *Trammell Crow Company                    1,532       25,182
 Transcontinental Realty Investors           627        7,838
 Trinet Corporation Realty Trust           1,112       30,789
 *United Capital Corporation                 190        2,969
 United Dominion Realty Trust, Inc.        4,634       54,450
 United Investors Realty Trust               424        3,498
 United Mobile Homes, Inc.                   322        3,039
 *United Park City Mines                     119        3,838
 Universal Health Realty, Inc.               330        6,497
 Urban Shopping Centers                      775       24,413
 Urstadt Biddle Properties--Class A          200        1,575
 Vornado Realty Trust                      3,868      136,589
 Walden Residential Properties, Inc.       1,310       28,165
 Washington                                1,596       27,032
 Weeks Corporation                           880       26,840
 Weingarten Realty Investors               1,193       49,808
 *Wellsford Real Properties                  738        7,934
 Western Investors Real Estate Trust         634        7,370
 Westfield America, Inc.                   3,281       49,420
 *Winfield Capital Corporation               224        5,152
 Winston Hotels, Inc.                        601        6,311
                                                 ------------
                                                    6,610,905
                                                 ------------
Restaurants--0.6%
 *Advantica Restaurant Group, Inc.         1,775        6,102
 Applebee's International, Inc.            1,343       40,458
 *Ark Restaurants Corporation                100        1,100
 Avado Brands, Inc.                        1,261       10,561
 *Benihana, Inc.                             272        3,944
 *Boston Chicken, Inc.                     1,800        1,161
 *Brinker International, Inc.              2,933       79,741
 *Buca, Inc.                                 300        4,950
 *Buffetts, Inc.                           2,013       23,150
 *Cafe Odyssey, Inc.                         800        2,525
 CBRL Group, Inc.                          2,736       47,367
 CEC Entertainment, Inc.                     806       34,054
 *Chart House Enterprises, Inc.              526        3,912
 CKE Restaurants, Inc.                     2,317       37,651
 *Consolidated Products                    1,172       21,096
 *Dave & Buster's, Inc.                      781       22,649
 *Diedrich Coffee, Inc.                      200        1,400
 *Einstein/Noah Bagel Corporation          1,000          969
 *ELXSI Corporation                          100        1,138
 Flanigan's Enterprises, Inc.                200          850
 *Foodmaker, Inc.                          1,751       49,685
 *Friendly Ice Cream Corporation             433        3,464
 Frisch's Restaurants, Inc.                  268        2,781

--------------------------------------------------------------

                                           Shares        Value

--------------------------------------------------------------
 *Garden Fresh Restaurant Corporation         251 $      4,706
 *ICH Corporation                           1,000       14,563
 *IHOP Corporation                            882       21,223
 *Il Fornaio (America) Corporation            200        2,988
 *J Alexander's Corporation                 2,700       10,631
 *Landry's Seafood Restaurants              1,119        8,952
 *Lone Star Steakhouse & Saloon             1,749       16,998
 Luby's Cafeteria, Inc.                     1,041       15,615
 *Mexican Restaurants, Inc.                   400        1,700
 *Morgan's Foods, Inc.                      2,500       10,938
 *Morton's Restaurant Group, Inc.             241        4,594
 *NPC International, Inc.                   1,093       16,805
 *O'Charleys, Inc.                            568        9,088
 *Outback Steakhouse, Inc.                  3,294      129,495
 *Panera Bread Company Class A                538        3,430
 *Papa John's International, Inc.           1,321       59,032
 *Pf Changs China Bistro                      353        7,634
 Picadilly Cafetaries, Inc.                   388        3,225
 *PJ America, Inc.                            211        4,471
 *Planet Hollywood International, Inc.      1,927        1,325
 *Prandium, Inc.                            5,900        3,127
 *Rainforest Cafe, Inc.                       912        4,617
 *Rare Hospitality International, Inc.        445       11,348
 *Roadhouse Grill, Inc.                       400        2,575
 *Rock Bottom Restaurants, Inc.               300        2,906
 Ruby Tuesday, Inc.                         1,446       27,474
 *Ryans Family Steak House, Inc.            1,791       20,820
 *Santa Barbara Restaurant Group              568        1,456
 *Sbarro, Inc.                                918       24,843
 *Schlotzsky's, Inc.                          272        2,975
 *Shells Seafood Restaurant, Inc.           2,400        9,300
 *Shoneys, Inc.                               800        1,750
 *Sonic Corporation                           851       27,764
 *Star Buffet, Inc.                         2,300       11,788
 *Taco Cabana Class A                         502        5,114
 TCBY Enterprises, Inc.                       852        5,165
 *The Cheesecake Factory                      889       27,115
 *Unique Casual Restaurant, Inc.              519        1,719
 *Uno Restaurant Corporation                  462        4,331
 *ViCorporation Restaurants, Inc.             334        5,803
                                                  ------------
                                                       950,111
                                                  ------------
Retailers--4.8%
 *99 Cents Only Stores                      1,105       55,181
 *Abercrombie & Fitch Company               4,720      226,560
 *AC Moore Arts & Crafts, Inc.              2,000       11,250
 *Action Performance, Inc.                    745       24,585
 Advanced Marketing Services                  311        4,665
 *Alexander's, Inc.                           223       16,474
 *American Eagle Outfitters, Inc.           2,170       98,735
 *Ames Department Stores, Inc.              1,336       60,955
 *Anntaylor                                 1,247       56,115
 *Ashworth, Inc.                              629        2,909
 *Audio Book Club                             375        4,875
 *Barnes & Noble, Inc.                      3,068       83,987
 *Bebe Stores, Inc.                         1,024       34,816
 *Bed Bath & Beyond, Inc.                   6,210      239,085

June 30, 1999 (Unaudited)

---------------------------------------------------------------------------
MIP Extended Index Portfolio                            Shares        Value

---------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------
 *Bell Microproducts, Inc.                                 395 $      2,716
 *Best Buy Co, Inc.                                      9,316      628,820
 Big Dog Holdings, Inc.                                    541        2,840
 *BJ's Wholesale Club, Inc.                              3,372      101,371
 Blair Corporation                                         328        8,836
 *Bluefly, Inc.                                            200        1,663
 *Boise Cascade Office Products Corporation              2,940       34,545
 *Bombay Company, Inc.                                   1,696       13,038
 *Books-A-Million, Inc.                                  1,043        7,855
 *Borders Group, Inc.                                    3,535       55,897
 *Bowlin Outdoor Advertising & Travel centers, Inc.        200        1,200
 *Braun's Fashions Corporation                             300        4,294
 *Brookstone, Inc.                                         397        6,154
 Brown Shoe Company, Inc.                                  808       17,574
 Burlington Coat Factory Warehouse                       2,219       42,854
 *Cache, Inc.                                              400        2,750
 Casey's General Store, Inc.                             2,354       35,310
 Cash American Investments, Inc.                         1,122       14,446
 *Catherines Stores Corporation                            325        4,022
 Cato Corporation Class A                                1,513       17,589
 *CD Warehouse, Inc.                                       400        3,425
 *CDW Computer Centers, Inc.                             1,922       84,568
 *Central Garden & Pet Company                           1,332       13,653
 *Charming Shoppes, Inc.                                 4,377       26,673
 *Chico's Fas, Inc.                                        408        9,588
 *Children's Place                                       1,111       44,996
 Claire's Stores, Inc.                                   2,272       58,220
 *Coldwater Creek, Inc.                                    475        9,263
 *Compucom Systems, Inc.                                 1,731        7,140
 *CompUSA, Inc.                                          4,200       31,238
 *Corporate Express, Inc.                                4,657       32,599
 *Cost Plus, Inc.                                          589       26,800
 *Cost-U-Less, Inc.                                        400        1,900
 *Creative Computers, Inc.                                 455        3,640
 *CSK Auto Corporation                                   1,242       33,534
 *Cyberian Outpost, Inc.                                 1,009       10,027
 *Dallas Gold and Silver Exchange, Inc.                    400        1,550
 *Damark International, Inc. Class A                       284        2,379
 Deb Shops, Inc.                                           584       11,607
 *Delia's, Inc.                                            921       12,434
 *Diplomat Direct Marketing Corporation                  1,400        1,094
 *Discount Auto Parts, Inc.                                744       17,949
 *Dollar Tree Stores, Inc.                               2,646      116,424
 *Dress Barn, Inc.                                       1,018       16,288
 *Drug Emporium, Inc.                                      600        4,350
 *Duane Reade, Inc.                                        759       23,244
 *Duckwall-Alco Stores, Inc.                               227        2,384
 *Egghead.Com, Inc.                                      1,291       14,443
 *Elder-Beerman Stores Corporation                         779        5,696
 *Electronics Boutique Holdings                            902       12,854
 Enesco Group, Inc.                                        602       13,921
 EzCorporation, Inc. Class A                               498        3,424

----------------------------------------------------------

                                       Shares        Value

----------------------------------------------------------
 *Factory 2-U Stores, Inc.                223 $      4,126
 Family Dollar Stores, Inc.             7,704      184,896
 *Fashionmall.com, Inc.                   300        2,156
 Fastenal Company                       1,697       88,986
 *FFP Marketing Company, Inc.             500        1,625
 *Filene's Basement Corporation           900        1,294
 *Finlay Enterprises, Inc.                583        7,798
 *Footstar, Inc.                        1,097       40,795
 Fred's, Inc.                             440        6,875
 Friedman's, Inc.                         739        6,420
 *Funco, Inc.                             365        6,730
 *Gadzooks, Inc.                          697       11,152
 *Garden Ridge Corporation                868        4,123
 *Gart Sports Company                     343        1,929
 *GC Companies, Inc.                      284       10,153
 *Genesis Direct, Inc.                  1,193        2,237
 *Gerald Stevens, Inc.                    361        4,332
 *Globe Business Resources, Inc.          208        2,704
 *Good Guys, Inc.                         637        4,778
 *Goody's Family Clothing, Inc.         1,491       17,053
 *Gottschalks, Inc.                       463        4,225
 *Grow Biz International, Inc.            226        1,836
 *Guitar Center, Inc.                     898        9,373
 *Gymboree Corporation                  1,091       11,456
 Hancock Fabrics, Inc.                    755        3,303
 *Handleman Company                     1,414       16,703
 *Harold's Store, Inc.                    800        5,200
 *Hastings Entertainment, Inc.            526        6,049
 Haverty Furniture                        611       21,500
 *HEARx Ltd.                            3,000        1,313
 Heilig Meyers Company                  2,673       18,210
 *Hibbet Sporting Goods, Inc.             336        7,392
 *Homebase, Inc.                        1,697       10,712
 *Horizon Pharmacies                      248        1,457
 *Hot Topic                               216        5,832
 *Inacom Corporation                    2,026       25,578
 *Intertan, Inc.                          569       11,665
 Intimate Brands, Inc.                 11,776      557,866
 J Baker, Inc.                            729        6,288
 *Jacobson Stores, Inc.                   200        1,450
 *Jo-Ann Stores                         1,102       16,530
 *Jos A Bank Clothiers, Inc.              300        1,913
 *JumboSports, Inc.                     8,300          830
 *Just For Feet, Inc.                   1,594       10,261
 *J. Jill Group, Inc.                     454        6,640
 *Kenneth Cole Productions Class A        583       16,251
 *Land's End, Inc.                      1,352       65,572
 Lillian Vernon Coporation                336        4,368
 *Linens 'N Things, Inc.                1,742       76,213
 *Marinemax, Inc.                         653        7,714
 *Marvel Enterprises, Inc.              1,233        9,093
 *Mazel Stores, Inc.                      408        4,437
 *Michaels Stores, Inc.                 1,327       40,639
 *Micro Warehouse, Inc.                 1,662       29,708
 *Microage, Inc.                        1,143        4,358
 Midas, Inc.                              755       21,423
 *Mothers Work, Inc.                      100        1,300
 *Movie Gallery, Inc.                     600        3,225

June 30, 1999 (Unaudited)

---------------------------------------------------------------
MIP Extended Index Portfolio                Shares        Value

---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
 *Msc Industrial Direct Company Class A      1,511 $     15,488
 *Multiple Zones International, Inc.           682        5,072
 *Musicland Stores Corporation               1,701       15,096
 *National Record Mart, Inc.                   400        1,675
 *Natural Wonders, Inc.                        300        1,200
 *Neiman Marcus Group, Inc.                  2,192       56,307
 *Noodle Kidoodle, Inc.                        339        1,801
 *North Face, Inc.                             560        5,530
 *Nyer Medical Group, Inc.                     200          994
 *Office Depot, Inc.                        16,891      372,648
 *Officemax, Inc.                            5,591       67,092
 *One Price Clothing Stores                    667        3,168
 *O'Reilly Automotive, Inc.                  1,252       63,070
 *Pacific Sunwear of California              1,512       36,843
 *Pamida Holdings Corporation                  300        3,413
 *Party City Corporation                       459            0
 *Paul Harris Stores                           682        4,646
 *Payless ShoeSource, Inc.                   1,504       80,464
 *Pc Connection, Inc.                          773        9,324
 *Perfumania, Inc.                             300          947
 *Petco Animal Supplies, Inc.                  977       15,388
 *Petsmart, Inc.                             5,306       54,387
 *Phar Mor, Inc.                               547        2,325
 Pier 1 Imports, Inc.                        4,351       48,949
 *Piercing Pagoda, Inc.                        436        5,505
 *Priceline.com, Inc.                        6,522      753,689
 *Pricesmart, Inc.                             185        6,475
 *RDO Equipment Company Class A                200        1,875
 *Real Goods Trading Corporation             2,500        9,219
 *Reeds Jewelers, Inc.                         300          994
 *Restoration Hardware, Inc.                   726        9,710
 *Rex Stores Corporation                       362       10,792
 Ross Stores, Inc.                           2,100      105,788
 *RoweCom, Inc.                                500        7,625
 Ruddick Corporation                         2,487       49,740
 *Saks, Inc.                                 6,362      183,703
 *Samsonite Corporation                        467        2,335
 *School Specialty, Inc.                       652       10,473
 *Service Merchandise Company                3,000        1,125
 *Sharper Image Corporation                    519        4,412
 *Shoe Pavilion, Inc.                          400        1,800
 *Shop At Home, Inc.                         1,340       11,934
 *Shopko Stores, Inc.                        1,167       42,304
 *Skymall, Inc.                                714        6,694
 *Sound Advice, Inc.                           200        1,488
 *Specialty Catalog Corporation                300        1,088
 *Spiegel, Inc. Class A                      5,893       52,300
 *Sport Chalet, Inc.                           300        1,838
 St John Knits, Inc.                           746       21,821
 *Stage Stores, Inc.                         1,584       10,296
 *Stein Mart, Inc.                           2,029       19,022
 *Sterling Vision, Inc.                        666        2,498
 *Streicher Mobile Fueling, Inc.               200        1,325
 *Sunglass Hut, Inc.                         2,216       38,088
 *Supreme International Corporation          1,000       13,375
 *Syms Corporation                             761        6,183

-----------------------------------------------------------------

                                              Shares        Value

-----------------------------------------------------------------
 *Systemax, Inc.                               1,616 $     19,998
 *S&K Famous Brands, Inc.                        900        8,381
 Talbots, Inc.                                 1,404       53,528
 *Tech Data Corporation                        2,274       86,981
 *The Bon-Ton Stores                             506        3,257
 *The Boyds Collection Ltd.                    2,600       45,013
 *The Buckle, Inc.                               982       28,233
 *The Finish Line                                948       10,665
 *The Maxim Group, Inc.                          844        7,332
 *The Men's Wearhouse, Inc.                    1,796       45,798
 *The Right Start                                800        6,100
 *The Sports Authority, Inc.                   1,673        7,424
 *The Sportsman's Guide, Inc.                    300        1,613
 Tiffany & Company                             1,569      151,409
 *Trans World Entertainment Corporation        2,564       28,845
 *Travis Boats & Motors, Inc.                    158        2,291
 *Tweeter Home Entertainment                     332       13,031
 *Ubid, Inc.                                     719       22,999
 *Ultimate Electronics, Inc.                     400        7,275
 *United Retail Group, Inc.                      582        8,803
 *Urban Outfitters, Inc.                         753       18,919
 *US Office Products Company                   1,949       10,476
 *USA Floral Products, Inc.                      547        4,137
 *USinternetworking, Inc.                      1,700       71,400
 *Value America, Inc.                          1,800       34,200
 *Value City Dept Stores, Inc.                 1,444       17,689
 *Valuevision International, Inc. Class A      1,142       22,697
 *Venator Group, Inc.                          6,263       65,370
 *Vista Eyecare, Inc.                            780        3,023
 *West Marine, Inc.                              723       10,529
 *Wet Seal, Inc. Class A                         708       20,267
 *Whitehall Jewellers, Inc.                      455       12,143
 *Williams-Sonoma, Inc.                        2,488       86,614
 *Wilmar Industries, Inc.                        493        6,409
 *Wilsons The Leather Experts                    599        9,846
 *Zale Corporation                             1,604       64,160
                                                     ------------
                                                        7,317,512
                                                     ------------
Textiles, Clothing & Fabrics--1.1%
 Alba-Waldensian, Inc.                           138        2,760
 Authentic Fitness Corporation                 1,028       17,990
 *Barry (Rg)                                     359        2,962
 *Bernard Chaus, Inc.                            800        2,300
 *Burlington Industries, Inc.                  2,578       23,363
 *Candie's, Inc.                                 770            0
 *Chemfab Corporation                            289        5,256
 *Chic By HIS, Inc.                            3,200        8,200
 Cintas Corporation                            4,930      331,224
 Collins & Aikman Corporation                  2,800       21,350
 *Columbia Sportswear Company                  1,129       17,358
 *Cone Mills Corporation                         937        5,622
 *Conso Products Company                         400        2,300
 *Converse, Inc.                                 774        2,806
 Crown Crafts                                    385        1,684
 Culp, Inc.                                      581        6,101
 *Cutter & Buck, Inc.                            304        5,130
 Decorator Industries, Inc.                      100          725

June 30, 1999 (Unaudited)

---------------------------------------------------------------------
MIP Extended Index Portfolio                      Shares        Value

---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------
 Delta Woodside Industries                           891 $      5,346
 Dixie Group, Inc.                                   508        4,310
 Fab Industries, Inc.                                205        3,126
 *Florsheim Group                                    500        2,813
 *Galey & Lord, Inc.                                 529        2,314
 Garan, Inc.                                         189        6,072
 *Genesco                                          1,199       17,460
 *Gerber Childrenswear, Inc.                         374        2,478
 *Global Sports, Inc.                                539        8,826
 *Guess ?, Inc.                                    1,919       26,506
 Guilford Mills                                    1,039       10,780
 Haggar Corporation                                  316        4,148
 *Hampshire Group                                    200        2,400
 *Hampton Industries                               1,320        5,858
 *Happy Kids, Inc.                                   379        3,293
 *Hartmarx Corporation                             1,282        5,368
 *Innovo Group, Inc.                               1,000        1,156
 Interface Flooring Systems                        2,343       20,208
 *Johnston Industries, Inc.                          800        1,700
 *Jones Apparel Group, Inc.                        5,452      187,072
 *JPS Textile Group, Inc.                          2,700        9,788
 Justin Industries                                 1,176       16,391
 K Swiss, Inc. Class A                               484       22,506
 Kellwood Company                                  1,367       37,080
 Lacrosse Footwear, Inc.                             300        2,325
 *Lakeland Industries, Inc.                          200        1,200
 *Leslie Fay Company, Inc.                           200        1,288
 *Maxwell Shoe Company, Inc. Class A                 324        2,936
 *McNaughton Apparel Group, Inc.                     300        2,513
 *Mohawk Industries, Inc.                          2,765       83,987
 *Nautica Enterprises, Inc.                        1,666       28,114
 OshKosh B'Gosh Class A                              812       17,154
 Oxford Industries, Inc.                             314        8,890
 Penn Engineering & Manufacturing Corporation        317        7,133
 Penobscot Shoe                                      800        8,400
 Phillips-Van Heusen                               1,003        9,905
 Pillowtex                                           731       11,924
 *Polo Ralph Lauren Corporation                    1,506       28,614
 *Polymer Group, Inc.                              1,431       16,814
 *PremiumWear, Inc.                                  200          975
 *Quaker Fabric Corporation                          700        2,931
 *Quiksilver, Inc.                                   969       25,255
 *Rocky Shoes & Boots, Inc.                          100          831
 *Saucony, Inc. Class B                              300        6,788
 *Shaw Industries, Inc.                            6,295      103,868
 *Shoe Carnival, Inc.                                585        9,945
 *Sport-Haley, Inc.                                  200          963
 *Starter Corporation                              3,200        3,200
 *Steven Madden Ltd.                                 501        6,795
 Stride Rite Corporation                           2,077       21,419
 Superior Surgical Manufacturing                     289        3,613
 *Synthetic Industries, Inc.                         388       11,446
 *Tag-It Pacific, Inc.                               500        2,875
 *Tandy Brands Accessories, Inc.                     200        3,425
 *Tarrant Apparel Group                              713       16,221
 *The Alpine Group                                   696       11,180

-----------------------------------------------------------------

                                              Shares        Value

-----------------------------------------------------------------
 The First Years, Inc.                           384 $      5,760
 *The Sirena Apparel Group, Inc.                 300            0
 *Timberland Company                             513       34,916
 *Triarc Companies                             1,308       27,795
 *Tropical Sportswear International              349       11,124
 *Tropical Sportswear International              349       11,124
 *Unifi, Inc.                                  2,732       58,055
 *Vans, Inc.                                     600        6,872
 Warnaco Group, Inc.                           2,668       71,369
 West Point Stevens, Inc.                      2,530       75,426
 Weyco Group                                     187        4,301
 Wolverine World Wide                          1,959       27,426
                                                     ------------
                                                        1,650,101
                                                     ------------
 *Aasche Transportation Services, Inc.           300        1,350
 *ABC Rail Products Corporation                  731       14,986
 Air Express International Corporation         1,511       38,342
 Alexander & Baldwin, Inc.                     2,000       44,500
 *Allied Holdings, Inc.                          490        3,981
 *Amerco                                       1,011       22,748
 *American Classic Voyages Company               734       17,616
 *American Freightways Corporation             1,515       29,637
 Arctic Cat, Inc.                              1,016        9,081
 *Arkansas Best Corporation                    1,223       12,154
 Arnold Industries, Inc.                       1,124       17,352
 *Avis Rent A Car, Inc.                        1,500       43,688
 *Avondale                                       592       23,088
 *Boyd Bros Transportation, Inc.                 300        3,450
 *Budget Group, Inc.                           1,609       19,811
 *Carey International, Inc.                      448       11,032
 *Celadon Group, Inc.                            445        3,783
 CH Robinson Worldwide, Inc.                   1,843       67,730
 Circle International Group, Inc.                766       16,756
 CNF Transportation, Inc.                      2,238       85,883
 *Commodore Holdings Ltd.                        400        2,700
 *Consolidated Delivery & Logistics, Inc.        300        1,050
 *Consolidated Freightways                     1,266       16,260
 *Covenant Transport, Inc. Class A               663       10,442
 *Dollar Thrifty Automotive Group              1,079       25,087
 Expeditors International, Inc.                2,304       62,784
 Florida East Coast Inds, Inc.                 1,623       71,818
 *Forward Air Corporation                        662       18,619
 *Friede Goldman International, Inc.           1,104       15,318
 *Fritz Companies, Inc.                        1,622       17,437
 Frozen Food Express Industries                  616        4,697
 *FRP Properties, Inc.                           149        3,837
 GATX Corporation                              2,204       83,890
 *Genesee & Wyoming, Inc. Class A                183        1,887
 Greenbrier Companies, Inc.                      525        5,513
 *Gulfmark Offshore, Inc.                        299        5,681
 *Halter Marine Group, Inc.                    1,264        8,374
 *Heartland Express                            1,342       21,975
 *Hub Group, Inc. Class A                        358        8,033
 Hunt (J B) Transport Services                 1,592       25,870

June 30, 1999 (Unaudited)

-------------------------------------------------------------------
MIP Extended Index Portfolio                    Shares        Value

-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------
 *Hvide Marine, Inc.                               573 $      1,236
 *International Aircraft Investors                 300        2,119
 International Shipholding Corporation             246        3,536
 *Intrenet, Inc.                                   606        1,780
 *Jevic Transportation, Inc.                       400        5,550
 Kenan Transport Company                           108        3,294
 *Kirby Corporation                                935       19,810
 *KLLM Transport Services, Inc.                    500        2,875
 *Landair Corporation                            1,000        4,000
 *Landstar System, Inc.                            464       16,748
 *Lynch Corporation                                 52        4,134
 *Marine Transport Corporation                     300        1,069
 Maritrans, Inc.                                   540        3,038
 *Mark VII, Inc.                                   428        7,116
 *Marten Transport                                 300        3,600
 *Matlack Systems, Inc.                            394        2,069
 *Motivepower Industries, Inc.                   1,198       21,265
 *Motor Cargo Industries, Inc.                     400        3,400
 *M.S. Carriers, Inc.                              548       16,252
 Oglebay Norton Company                            175        3,894
 *Old Dominion Freight Line                        506        6,009
 *OTR Express, Inc.                                400        1,425
 Overseas Shipholding Group                      1,646       21,192
 *PAM Transportation Services                      673        6,646
 *Pierce Leahy Corporation                         761       18,787
 Pittston Brink's Group                          1,832       49,006
 Pittston Burlington Group                         914        8,683
 Polaris Industries L.P. Class A                 1,147       49,895
 Providence & Worcester Railroad Company           500        7,063
 *Railamerica, Inc.                                357        3,682
 *Railtex, Inc.                                    339        4,704
 *Railworks Corporation                            555        5,134
 Roadway Express, Inc.                             965       18,697
 Rollins Truck Leasing Corporation               2,630       29,259
 Royal Caribbean Cruises Ltd.                    7,618      333,278
 *Rural/Metro Corporation                          633        6,093
 *Simon Transportion Services, Inc.                500        2,469
 *Smithway Motor Xpress Corporation Class A        400        4,000
 *Swift Transportation Company, Inc.             2,941       64,702
 The Morgan Group, Inc.--Class A                   200        1,750
 Thor Industries                                   546       15,493
 Tidewater, Inc.                                 2,538       77,409
 *Todd Shipyards                                   600        4,125
 *Trailer Bridge, Inc.                             600        1,238
 *TransFinancial Holdings, Inc.                    200        1,000
 *Transit Group, Inc.                            1,056        6,732
 *Transport Corporation of America                 591        7,609
 *Trico Marine Services, Inc.                    1,251        8,210
 Trinity Industries, Inc.                        1,937       64,890
 US Freightways Corporation                      1,175       54,417
 *USA Truck, Inc.                                  547        5,008
 *US Xpress Enterprises Class A                    682        7,289
 Varlen Corporation                                760       30,780
 Viad Corporation                                4,447      137,579
 Werner Enterprises, Inc.                        2,122       44,032

----------------------------------------------------------------------------

                                                         Shares        Value

----------------------------------------------------------------------------
 Westinghouse Air Brake Company                           1,515 $     39,295
 *Willis Lease Finance Corporation                          368        6,003
 *Wisconsin Central Transportation Corporation            2,287       43,167
 *Xtra Corporation                                          687       31,559
 *Yellow Corporation                                      1,148       20,377
                                                                ------------
                                                                   2,273,711
                                                                ------------
U.S. Government--0.0%
 *Federal Agriculture Management Corporation Class A        400        6,600
                                                                ------------
Water Companies--0.2%
 American States Water Company                              330        9,364
 American Water Works Company                             3,609      110,977
 *Aqua Care Systems, Inc.                                   800        1,175
 Aquarion Company                                           612       21,267
 California Water Service Group                             564       14,735
 Connecticut Water Service, Inc.                            167        4,593
 E-Town Corporation                                         376       17,202
 *Kaiser Ventures, Inc.                                     478        6,812
 Middlesex Water Company                                    161        4,045
 Philadelphia Suburban Corporation                        2,012       46,402
 SJW Corporation                                            116        9,237
 Southwest Water Company                                    188        3,267
 United Water Resources, Inc.                             1,677       38,047
                                                                ------------
                                                                     287,123
                                                                ------------
TOTAL COMMON STOCKS
(Cost $129,123,155)                                              146,346,882
                                                                ------------

----------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--0.0%
----------------------------------------------------------------------------
Automotive--0.0%
 Automatic Common Exchange Security Trust II
 (Cost $5,559)                                              395        7,110
                                                                ------------

----------------------------------------------------------------------------
LIMITED PARTNERSHIPS--0.0%
----------------------------------------------------------------------------
Oil & Gas--0.0%
 Plains All American Pipeline LP                            897       16,651
 Teppco Partners LP                                       1,297       32,182
                                                                ------------
                                                                      48,833
                                                                ------------
Real Estate--0.0%
 Newhall Land & Farming Company LP                        1,544       38,021
 American Insured Mortgage Investors LP Series 86           324        3,524
 American Insured Mortgage Investors LP Series 88           428        2,354
                                                                ------------
                                                                      43,899
                                                                ------------
TOTAL LIMITED PARTNERSHIPS
(Cost $78,822)                                                        92,732
                                                                ------------

June 30, 1999 (Unaudited)

-----------------------------------------------------------
                                       Shares/
MIP Extended Index Portfolio              Face        Value

-----------------------------------------------------------
RIGHTS--0.0%
-----------------------------------------------------------
Medical & Bio-Technology--0.0%
 *Mechanical Technology, Inc.               38 $          0
                                               ------------
Real Estate--0.0%
 *Homestead Village, Inc.                2,822           11
                                               ------------
Restaurants--0.0%
 *J Alexander's Corporation              5,400            0
                                               ------------
TOTAL RIGHTS
(Cost $0)                                                11
                                               ------------

-----------------------------------------------------------
WARRANTS--0.0%
-----------------------------------------------------------
Insurance--0.0%
 *InterContinental Life Corporation         94            0
                                               ------------
Environmental Controls--0.0%
 Mine Safety Appliances                    321       20,544
                                               ------------
TOTAL WARRANTS
(Cost $0)                                            20,544
                                               ------------

------------------------------------------------------------
                                        Shares/
                                           Face        Value

------------------------------------------------------------
U.S. TREASURY BILLS--3.4%
------------------------------------------------------------
U.S. Government
 US Treasury Bill
 4.36%, 8/12/1999
 (Cost $5,213,541)                   $5,239,000    5,212,219
                                                ------------
TOTAL INVESTMENTS--99.6%
(Cost $134,421,077)                              151,679,498
Other Assets Less Liabilities--0.4%                  594,598
                                                ------------
TOTAL NET ASSETS--100.0%                        $152,274,096
                                                ============

Notes to the Schedule of Investments:

 * Non-Income producing security.
** The cost of investments for federal Income tax purposes amounts to $134,421,077. Unrealized gains and losses, based on identified tax cost at June 30, 1999, are as follows:

   Unrealized gains     $ 22,682,763
   Unrealized losses      (5,424,342)
                        ------------
   Net unrealized gain  $ 17,258,421
                        ============

                See accompanying notes to financial statements.

Schedule of Investments

June 30, 1999 (Unaudited)

-------------------------------
MIP
U.S.
Equity
Index                     Value

-------------------------------
MASTER INVESTMENT PORTFOLIOS--
 90.2%
-------------------------------
MIP S&P 500 Index  $429,096,069
MIP Extended
 Index              116,115,697
                   ------------
TOTAL MASTER
 INVESTMENT
 PORTFOLIOS         545,211,766
                   ------------
TOTAL
 INVESTMENTS--
 90.2%              545,211,766
Other Assets Less
 Liabilities--
 9.8%                58,956,601
                   ------------
TOTAL NET
 ASSETS--100.0%    $604,168,367
                   ============

                See accompanying notes to financial statements.

Schedule of Investments

June 30, 1999 (Unaudited)

----------------------------------------------------------------------------

MIP--S&P 500 Index                                     Shares          Value

----------------------------------------------------------------------------
COMMON STOCKS--95.56%
----------------------------------------------------------------------------
Advertising--0.12%
 Omnicom Group                                         66,266 $    5,301,280
                                                              --------------
Total Advertising (Cost $3,249,848)                                5,301,280
                                                              --------------
Aerospace & Defense--1.41%
 Allied Signal, Inc.                                  210,351     13,252,113
 Boeing Company                                       364,814     16,120,219
 Briggs & Stratton Corporation                          8,896        513,744
 General Dynamics Corporation                          47,742      3,270,327
 Lockheed Martin Corporation                          147,487      5,493,891
 Northrop Grumman Corporation                          25,622      1,699,059
 Rockwell International Corporation                    71,838      4,364,159
 Textron, Inc.                                         59,645      4,909,529
 United Technologies Corporation                      180,299     12,925,185
                                                              --------------
Total Aerospace & Defense (Cost $43,519,466)                      62,548,226
                                                              --------------
Airlines--0.42%
 +AMR Corporation                                      62,277      4,250,405
 Delta Air Lines, Inc.                                 53,720      3,095,615
 +FDX Corporation                                     110,773      6,009,435
 Southwest Airlines Company                           125,880      3,918,015
 +USAirways Group, Inc.                                32,988      1,437,040
                                                              --------------
Total Airlines
(Cost $12,752,079)                                                18,710,510
                                                              --------------
Apparel--0.23%
 Liz Claiborne, Inc.                                   24,456        892,644
 Nike, Inc. Class B                                   107,581      6,811,222
 +Reebok International Ltd.                            21,374        398,091
 Russell Corporation                                   13,849        270,056
 VF Corporation                                        45,079      1,927,127
                                                              --------------
Total Apparel
(Cost $7,728,276)                                                 10,299,140
                                                              --------------
Auto Parts & Equipment--0.72%
 Cooper Tire & Rubber Company                          28,668        677,282
 Dana Corporation                                      62,225      2,866,239
 +Delphi Automotive Systems Corporation               208,458      3,869,502
 Deluxe Corporation                                    30,375      1,182,727
 Eaton Corporation                                     26,893      2,474,156
 Genuine Parts Company                                 67,653      2,367,855
 Goodyear Tire & Rubber Company                        58,559      3,444,001
 Illinois Tool Works, Inc.                             93,904      7,700,128
 ITT Industries, Inc.                                  39,027      1,487,904
 +Navistar International Corporation                   25,255      1,262,750
 PACCAR, Inc.                                          29,490      1,574,029
 The Pep Boys--Manny Moe & Jack                        20,046        433,495
 TRW, Inc.                                             45,007      2,469,759
                                                              --------------
Total Auto Parts & Equipment (Cost $20,893,339)                   31,809,827
                                                              --------------

-------------------------------------------------------------------

                                                Shares        Value

-------------------------------------------------------------------
Automobiles--0.95%
 Ford Motor Company                            454,189 $ 25,633,292
 General Motors Corporation Class A            245,659   16,213,494
                                                       ------------
Total Automobiles (Cost $31,145,444)                     41,846,786
                                                       ------------
Bank & Finance--11.80%
 American Express Corporation                  169,708   22,083,254
 Amsouth Bancorp                                62,908    1,458,679
 Associates First Capital Corporation          272,026   12,054,152
 Bank of America Corporation                   655,541   48,059,350
 Bank of New York, Inc.                        285,685   10,481,068
 Bank One Corporation                          443,092   26,391,667
 BankBoston Corporation                        110,398    5,644,098
 BB&T Corporation                              116,089    4,259,015
 Bear Stearns Company, Inc.                     44,342    2,072,989
 Capital One Financial Corporation              73,954    4,118,313
 Chase Manhattan                               317,447   27,498,846
 Citigroup, Inc.                             1,273,050   60,469,876
 Comerica, Inc.                                 58,426    3,472,695
 Countrywide Credit Industries, Inc.            41,802    1,787,036
 Equifax, Inc.                                  55,462    1,979,300
 Federal Home Loan Mortgage Corporation        260,167   15,089,686
 Federal National Mortgage Association         388,968   26,595,687
 Fifth Third Bancorp                           100,017    6,657,382
 First Union Corporation                       369,714   17,376,558
 Firstar Corporation                           259,023    7,252,644
 Fleet Financial Group, Inc.                   213,546    9,476,104
 Franklin Resources, Inc.                       95,233    3,868,841
 Golden West Financial                          21,404    2,097,592
 Household International, Inc.                 180,869    8,568,669
 Huntington Bancshares, Inc.                    79,326    2,776,410
 Keycorp                                       170,513    5,477,730
 Lehman Brothers Holdings                       43,658    2,717,711
 MBNA Corporation                              300,604    9,205,998
 Mellon Bank Corporation                       196,234    7,138,012
 Mercantile Bancorp                             58,688    3,352,552
 Merrill Lynch & Company, Inc.                 137,388   10,982,453
 MGIC Investment Corporation                    41,148    2,000,822
 Morgan (J P) & Company, Inc.                   66,208    9,302,224
 Morgan Stanley Dean Witter                    216,900   22,232,250
 National City Corporation                     122,753    8,040,322
 Northern Trust Corporation                     41,758    4,050,526
 Paine Webber Group, Inc.                       53,100    2,482,425
 PNC Bank Corporation                          113,003    6,511,798
 Regions Financial Corporation                  82,699    3,178,743
 Republic New York Corporation                  40,408    2,755,321
 Ryder System, Inc.                             27,115      704,990
 Schwab (Charles) Corporation                  152,829   16,792,086
 SLM Holding Corporation                        62,339    2,855,905
 State Street Boston Corporation                60,416    5,158,016

June 30, 1999 (Unaudited)

----------------------------------------------------------------------

MIP--S&P 500 Index                               Shares          Value

----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
 Summit Bancorp                                  65,195 $    2,725,966
 SunTrust Banks, Inc.                           119,863      8,322,987
 Synovus Financial Corporation                   99,789      1,983,306
 U.S. Bancorp                                   272,663      9,270,542
 Union Planters Corporation                      51,833      2,316,287
 Wachovia Corporation                            76,124      6,513,360
 Washington Mutual, Inc.                        222,834      7,882,753
 Wells Fargo & Company                          620,240     26,515,260
                                                        --------------
Total Bank & Finance (Cost $348,660,186)                   522,060,256
                                                        --------------
Basic Industries--1.34%
 Alcoa, Inc.                                    138,083      8,543,886
 ASARCO, Inc.                                    15,193        285,818
 Avery-Dennison Corporation                      43,786      2,643,580
 Baker Hughes, Inc.                             121,798      4,080,233
 Bemis Company                                   19,727        784,148
 Boise Cascade Corporation                       21,261        914,223
 Champion International Corporation              36,057      1,726,229
 Cyprus Amax Minerals                            34,729        527,447
 Dover Corporation                               83,902      2,936,570
 Fort James Corporation                          82,919      3,140,557
 Georgia-Pacific Corporation                     66,480      3,149,490
 Homestake Mining Company                        88,328        723,186
 Ikon Office Solutions, Inc.                     51,859        777,885
 Inco Ltd.                                       67,703      1,218,654
 Louisiana-Pacific Corporation                   40,990        973,513
 Mead Corporation                                38,793      1,619,608
 Minnesota Mining & Manufacturing Company       150,766     13,107,219
 NACCO Industries, Inc. Class A                   2,916        214,326
 Newmont Mining Corporation                      61,812      1,228,514
 Potlatch Corporation                            10,970        481,994
 +Sealed Air Corporation                         31,249      2,027,279
 Westvaco Corporation                            38,385      1,113,165
 Weyerhauser Company                             74,653      5,132,394
 Willamette Industries, Inc.                     41,721      1,921,774
                                                        --------------
Total Basic Industries (Cost $47,174,375)                   59,271,692
                                                        --------------
Beverages--2.39%
 Anheuser-Busch, Inc.                           179,453     12,729,947
 Coca-Cola Company                              927,424     57,964,000
 Coca-Cola Enterprises Company                  157,294      4,836,791
 Coors (Adolph) Company Class B                  13,872        686,664
 Diageo PLC ADR (UK)                                 17            731
 Pepsico, Inc.                                  553,763     21,423,706
 Seagrams Company Ltd.                          159,552      8,037,432
                                                        --------------
Total Beverages (Cost $81,850,767)                         105,679,271
                                                        --------------
Broadcasting--0.95%
 +Clear Channel Communications, Inc.            123,823      8,536,048
 +Kingworld Productions                          27,655        962,740
 +MediaOne Group, Inc.                          227,859     16,947,013

-----------------------------------------------------------------------

                                                  Shares          Value

-----------------------------------------------------------------------
 Tribune Company                                  44,665 $    3,891,438
 +Viacom, Inc. Class B                           261,205     11,493,020
                                                         --------------
Total Broadcasting (Cost $22,797,308)                        41,830,259
                                                         --------------
Building Materials & Services--0.45%
 Cooper Industries, Inc.                          38,960      2,025,920
 Corning, Inc.                                    90,590      6,352,624
 Danaher Corporation                              49,895      2,900,147
 Owens Corning Fiberglass Corporation             20,214        694,856
 +Owens Illinois, Inc.                            58,402      1,909,015
 PPG Industries, Inc.                             66,706      3,939,823
 Snap-On, Inc.                                    22,510        814,581
 Stanley Works                                    33,628      1,082,401
                                                         --------------
Total Building Materials & Services (Cost $15,466,960)       19,719,367
                                                         --------------
Business Services--0.31%
 +Cendant Corporation                            304,427      6,240,754
 Dun & Bradstreet Corporation                     62,820      2,226,184
 Ecolab, Inc.                                     48,621      2,121,091
 Paychex, Inc.                                    92,344      2,943,465
                                                         --------------
Total Business Services (Cost $12,577,890)                   13,531,494
                                                         --------------
Chemicals--1.73%
 Air Products & Chemicals, Inc.                   87,040      3,503,360
 Clorox Company                                   43,611      4,658,200
 Dow Chemical Company                             83,117     10,545,469
 Du Pont (E I) De Nemours                        423,370     28,921,463
 Eastman Chemical Company                         29,702      1,537,079
 +FMC Corporation                                 12,561        858,073
 Goodrich (B F) Company                           27,461      1,167,093
 +Grace (W R) Company                             28,052        515,456
 Great Lakes Chemical Corporation                 22,386      1,031,155
 Hercules, Inc.                                   37,165      1,461,049
 International Flavor & Fragrances                40,024      1,776,065
 Monsanto Company                                235,662      9,293,920
 Nalco Chemical Company                           24,795      1,286,241
 Praxair, Inc.                                    59,412      2,907,475
 Rohm & Haas Company                              78,326      3,358,229
 Sigma-Aldrich Corporation                        38,048      1,310,278
 Union Carbide Corporation                        50,069      2,440,864
                                                         --------------
Total Chemicals (Cost $57,436,233)                           76,571,469
                                                         --------------
Computer Software--7.45%
 +3Com Corporation                               134,720      3,595,308
 Adobe Systems, Inc.                              24,729      2,031,643
 America Online, Inc.                            408,150     45,100,575
 Autodesk, Inc.                                   19,476        575,759
 Automatic Data Processing                       230,963     10,162,372
 +BMC Software, Inc.                              87,237      4,710,798
 +Ceridian Corporation                            53,845      1,760,058
 Computer Associates International, Inc.         202,242     11,123,310
 Computer Sciences Corporation                    59,363      4,107,178

128
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June 30, 1999 (Unaudited)

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MIP--S&P 500 Index                                    Shares          Value

---------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------
 +Compuware Corporation                              137,563 $    4,376,223
 Electronic Data Systems Corporation                 185,158     10,472,999
 First Data Corporation                              166,349      8,140,704
 IMS Health, Inc.                                    120,385      3,762,031
 +Microsoft Corporation                            1,919,845    173,146,021
 +Novell, Inc.                                       132,181      3,502,797
 +Oracle Systems Corporation                         547,029     20,308,452
 +Parametric Technology Corporation                  101,015      1,401,583
 +Peoplesoft, Inc.                                    87,166      1,503,614
 +Sun Microsystems, Inc.                             290,009     19,974,370
                                                             --------------
Total Computer Software (Cost $180,582,468)                     329,755,795
                                                             --------------
Computer Systems--6.60%
 +Apple Computer, Inc.                                58,065      2,689,135
 +Cabletron Systems, Inc.                             60,348        784,524
 +Cisco Systems, Inc.                              1,200,958     77,461,791
 Compaq Computer Corporation                         638,026     15,113,241
 +Data General Corporation                            18,545        270,062
 +Dell Computer Corporation                          955,839     35,366,043
 +EMC Corporation                                    379,486     20,871,730
 +Gateway, Inc.                                       58,646      3,460,114
 Harris Corporation                                   30,229      1,184,599
 Hewlett-Packard Company                             383,460     38,537,730
 International Business Machine Corporation          682,440     88,205,370
 +Seagate Technology, Inc.                            92,082      2,359,601
 Shared Medical System Corporation                     9,969        650,477
 +Silicon Graphics, Inc.                              70,496      1,154,372
 +Unisys Corporation                                  99,376      3,869,453
                                                             --------------
Total Computer Systems (Cost $132,071,622)                      291,978,242
                                                             --------------
Container & Packaging--0.30%
 Ball Corporation                                     11,348        479,453
 Crown Cork & Seal Company                            46,096      1,313,736
 International Paper Company                         153,806      7,767,203
 Temple-Inland, Inc.                                  21,013      1,434,137
 Tenneco, Inc.                                        64,115      1,530,746
 Tupperware Corporation                               21,821        556,436
                                                             --------------
Total Container & Packaging (Cost $12,914,857)                   13,081,711
                                                             --------------
Electrical Equipment--3.81%
 General Electric Company                          1,230,599    139,057,687
 Grainger (W W), Inc.                                 35,843      1,928,801
 Masco Corporation                                   127,725      3,688,059
 Motorola, Inc.                                      226,064     21,419,564
 National Service Industries, Inc.                    15,836        570,096
 Raychem Corporation                                  29,907      1,106,559
 Thomas & Betts Corporation                           21,002        992,345
                                                             --------------
Total Electrical Equipment (Cost $94,311,502)                   168,763,111
                                                             --------------

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

                                             Shares          Value

------------------------------------------------------------------
Electronics--4.22%
 +Advanced Micro Devices                     53,774 $      971,293
 +Applied Materials, Inc.                   139,236     10,286,060
 CBS Corporation                            266,099     11,558,675
 EG&G, Inc.                                  17,016        606,195
 Emerson Electric Company                   165,454     10,402,920
 +General Instrument Corporation             63,040      2,679,200
 Honeywell, Inc.                             47,482      5,501,977
 Intel Corporation                        1,248,657     74,295,092
 Johnson Controls, Inc.                      31,873      2,209,197
 +KLA Instruments Corporation                32,577      2,113,433
 +LSI Logic Corporation                      53,358      2,461,138
 +Micron Technology, Inc.                    92,169      3,715,547
 +National Semiconductor                     62,316      1,577,374
 Pitney Bowes, Inc.                         102,377      6,577,722
 Raytheon Company Class B                   126,632      8,911,727
 +Solectron Corporation                      93,783      6,254,154
 Tektronix, Inc.                             17,968        542,409
 Texas Instruments, Inc.                    146,959     21,309,055
 Xerox Corporation                          247,524     14,619,386
                                                    --------------
Total Electronics (Cost $107,998,185)                  186,592,554
                                                    --------------
Energy & Related--6.16%
 Amerada Hess Corporation                    34,039      2,025,321
 Anadarko Petroleum Corporation              45,361      1,669,852
 Apache Corporation                          39,912      1,556,568
 Ashland, Inc.                               28,639      1,149,140
 Atlantic Richfield Corporation             120,707     10,086,579
 Burlington Resources, Inc.                  66,714      2,885,381
 Chevron Corporation                        245,715     23,388,997
 Coastal Corporation                         79,931      3,197,240
 Columbia Gas System, Inc.                   31,378      1,967,008
 Consolidated Natural Gas Company            36,097      2,192,893
 Eastern Enterprises                          8,114        322,532
 Enron Corporation                          132,151     10,803,344
 Exxon Corporation                          912,599     70,384,198
 Halliburton Company                        165,315      7,480,504
 Helmerich & Payne, Inc.                     19,093        454,652
 Kerr-McGee Corporation                      31,658      1,588,836
 Mobil Corporation                          293,678     29,074,122
 NICOR, Inc.                                 17,984        684,516
 Occidental Petroleum Corporation           130,243      2,751,383
 ONEOK, Inc.                                 11,794        374,460
 Peoples Energy Corporation                  13,514        509,309
 Phillips Petroleum Company                  95,721      4,815,963
 +Rowan Company, Inc.                        32,034        590,627
 Royal Dutch Petroleum Corporation          805,644     48,540,051
 Schlumberger Ltd.                          205,005     13,056,256
 Sonat Offshore Drilling Company             41,330      1,369,056
 Sunoco, Inc.                                35,303      1,065,709
 Texaco, Inc.                               200,843     12,552,688

                                                                             129
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June 30, 1999 (Unaudited)

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

MIP--S&P 500 Index                                    Shares          Value

---------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------
 Union Pacific Resources Group                        94,981 $    1,549,378
 Unocal Corporation                                   90,894      3,601,675
 USX--Marathon Group                                 114,913      3,741,855
 Williams Company, Inc.                              161,009      6,852,946
                                                             --------------
Total Energy & Related (Cost 190,210,375)                       272,283,039
                                                             --------------
Engineering & Construction--0.11%
 Armstrong World Industries, Inc.                     14,991        866,667
 Centex Corporation                                   22,496        845,006
 Fleetwood Enterprises, Inc.                          13,229        349,742
 Fluor Corporation                                    28,558      1,156,613
 Foster Wheeler Corporation                           15,385        217,313
 Kaufman & Broad Home Corporation                     17,299        430,313
 Pulte Corporation                                    16,487        380,231
                                                             --------------
Total Engineering & Construction (Cost $4,375,367)                4,245,885
                                                             --------------
Entertainment & Leisure--1.50%
 Brunswick Corporation                                36,228      1,009,856
 Disney (Walt) Company                               772,335     23,797,572
 +Harrah's Entertainment, Inc.                        46,322      1,019,084
 Hasbro, Inc.                                         73,877      2,063,939
 Mattel, Inc.                                        153,745      4,064,633
 +Mirage Resorts, Inc.                                70,396      1,179,133
 Polaroid Corporation                                 16,861        465,785
 Time Warner, Inc.                                   451,554     33,189,219
                                                             --------------
Total Entertainment & Leisure
(Cost $46,104,153)                                               66,789,221
                                                             --------------
Environmental Control--0.34%
 Browning-Ferris Industries, Inc.                     65,117      2,800,031
 Waste Management, Inc.                              227,848     12,246,830
                                                             --------------
Total Environmental Control (Cost $13,259,791)                   15,046,861
                                                             --------------
Food & Related--3.26%
 Albertson's, Inc.                                   157,185      8,104,826
 Archer-Daniels-Midland Company                      223,077      3,443,751
 Bestfoods                                           107,325      5,312,588
 Brown-Forman Corporation Class B                     25,912      1,689,139
 Campbell Soup Company                               168,302      7,805,005
 ConAgra, Inc.                                       183,914      4,896,710
 Darden Restaurants, Inc.                             52,455      1,144,175
 General Mills, Inc.                                  57,571      4,627,269
 Great Atlantic & Pacific Tea Company                 14,302        483,586
 Heinz (H J) Company                                 136,011      6,817,551
 Hershey Foods Corporation                            53,828      3,196,038
 Kellogg Company                                     152,289      5,025,537
 +Kroger Company                                     307,854      8,600,671
 McDonald's Corporation                              509,071     21,030,996

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

                                                      Shares          Value

---------------------------------------------------------------------------
 Nabisco Group Holdings Corporation                  122,108 $    2,388,738
 Pioneer Hi Bred International, Inc.                  90,887      3,538,913
 Quaker Oats Company                                  51,319      3,406,299
 Ralston-Purina Group                                119,934      3,650,491
 +Safeway, Inc.                                      185,242      9,169,479
 Sara Lee Corporation                                343,167      7,785,601
 Super Value, Inc.                                    45,332      1,164,466
 Sysco Corporation                                   125,584      3,743,973
 +Tricon Global Restaurants                           57,477      3,110,943
 Unilever NV                                         214,587     14,967,443
 UST, Inc.                                            69,747      2,040,100
 Wendy's International, Inc.                          47,036      1,331,707
 Winn-Dixie Stores, Inc.                              55,895      2,064,622
 Wrigley (W M) Jr Company                             43,721      3,934,890
                                                             --------------
Total Food & Related (Cost $115,994,096)                        144,475,507
                                                             --------------
Furniture & Appliances--0.21%
 Maytag Corporation                                   33,886      2,361,431
 Newell Rubbermaid, Inc.                             105,184      4,891,056
 Whirlpool Corporation                                28,588      2,115,512
                                                             --------------
Total Furniture & Appliances (Cost $6,437,074)                    9,367,999
                                                             --------------
Healthcare--0.42%
 Cardinal Health, Inc.                               101,261      6,493,362
 +HCR Manor Care, Inc.                                41,334        999,766
 +Healthsouth Corporation                            159,255      2,378,872
 McKesson HBOC, Inc.                                 101,935      3,274,662
 +St Jude Medical, Inc.                               31,476      1,121,333
 United Healthcare Corporation                        69,855      4,374,669
                                                             --------------
Total Healthcare (Cost $22,139,309)                              18,642,664
                                                             --------------
Hospital & Medical Supplies--2.32%
 Bard (C R), Inc.                                     20,280        969,638
 Bausch & Lomb, Inc.                                  21,028      1,608,642
 Baxter International, Inc.                          108,411      6,572,417
 Becton Dickinson & Company                           92,570      2,777,100
 Biomet, Inc.                                         42,412      1,685,877
 +Boston Scientific Corporation                      147,718      6,490,360
 Columbia/HCA Healthcare Corporation                 226,785      5,173,533
 Guidant Corporation                                 113,120      5,818,610
 Johnson & Johnson                                   505,381     49,527,338
 Mallinckrodt Group, Inc.                             26,842        976,378
 Medtronic, Inc.                                     218,804     17,039,362
 +PE Corporation-Celera Genomics Group                     1              8
 PE Corporation-PE Biosystems Group                   18,576      2,131,596
 +Tenet Healthcare Corporation                       116,117      2,155,422
                                                             --------------
Total Hospital & Medical Supplies (Cost $66,945,104)            102,926,281
                                                             --------------
Household Products--2.04%
 Alberto-Culver Company Class B                       20,993        558,939
 Avon Products, Inc.                                  98,636      5,474,298

130
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June 30, 1999 (Unaudited)

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

MIP--S&P 500 Index                         Shares          Value

----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------
 Colgate-Palmolive Company                109,962 $   10,858,748
 Gillette Company                         416,330     17,069,530
 Kimberly-Clark Corporation               203,607     11,605,599
 Procter & Gamble Company                 499,038     44,539,142
                                                  --------------
Total Household Products
(Cost $64,050,310)                                    90,106,256
                                                  --------------
Insurance--3.51%
 Aetna, Inc.                               53,742      4,806,550
 AFLAC Corporation                         98,855      4,732,683
 Allstate Corporation                     308,060     11,051,652
 American General Corporation              94,635      7,133,113
 American International Group, Inc.       465,609     54,505,354
 Aon Corporation                           95,648      3,945,459
 Chubb Corporation                         61,316      4,261,462
 CIGNA Corporation                         77,534      6,900,526
 Cincinnati Financial Corporation          62,638      2,352,840
 Conseco, Inc.                            119,115      3,625,563
 Hartford Financial Services Group         87,760      5,117,505
 +Humana, Inc.                             62,366        806,860
 Jefferson-Pilot Corporation               39,939      2,643,463
 Lincoln National Corporation              75,968      3,974,076
 Loews Corporation                         42,812      3,387,500
 Marsh & McLennan Companies, Inc.          98,018      7,400,359
 MBIA, Inc.                                37,350      2,418,413
 Progressive Corporation Ohio              27,210      3,945,450
 Provident Company, Inc.                   50,918      2,036,720
 Providian Financial Corporation           53,305      4,984,018
 SAFECO Corporation                        51,361      2,266,304
 St Paul Company                           87,914      2,796,764
 Torchmark Corporation                     52,874      1,804,325
 Transamerica Corporation                  47,001      3,525,075
 UNUM Corporation                          52,100      2,852,475
 +Wellpoint Health Networks                24,400      2,070,950
                                                  --------------
Total Insurance (Cost $109,744,321)                  155,345,459
                                                  --------------
Lodging--0.11%
 Hilton Hotels Corporation                 96,721      1,372,229
 Marriott International                    93,906      3,509,737
                                                  --------------
Total Lodging
(Cost $3,740,918)                                      4,881,966
                                                  --------------
Machinery--0.57%
 Black & Decker Corporation                33,224      2,097,265
 Case Corporation                          27,688      1,332,485
 Caterpillar, Inc.                        134,755      8,085,300
 Cummins Engine Company, Inc.              15,310        874,584
 Deere & Company                           89,650      3,552,381
 Ingersoll-Rand Company                    61,916      4,001,322
 McDermott International, Inc.             22,593        638,252
 Milacron, Inc.                            14,659        271,192
 Pall Corporation                          46,870      1,039,928

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

                                                  Shares          Value

-----------------------------------------------------------------------
 Parker Hannifin Corporation                      40,973 $    1,874,515
 +Thermo Electron Corporation                     60,020      1,204,151
                                                         --------------
Total Machinery (Cost $19,201,097)                           24,971,375
                                                         --------------
Manufacturing--0.66%
 Tyco International Ltd.                         307,999     29,182,905
                                                         --------------
Total Manufacturing (Cost $16,330,384)                       29,182,905
                                                         --------------
Metal Fabricators--0.42%
 Alcan Aluminum Ltd.                              85,687      2,736,629
 Allegheny Teledyne, Inc.                         73,890      1,671,761
 Barrick Gold Corporation                        142,524      2,761,403
 Battle Mountain Gold Company                     86,358        210,498
 +Bethlehem Steel Corporation                     48,628        373,828
 Crane Company                                    26,005        817,532
 Engelhard Corporation                            53,820      1,217,678
 +Freeport McMoRan, Inc.                          62,573      1,122,403
 Nucor Corporation                                33,034      1,567,050
 Phelps Dodge Corporation                         21,794      1,349,866
 Placer Dome, Inc.                               115,431      1,363,529
 Reynolds Metals Company                          24,384      1,438,656
 Timken Company                                   23,652        461,214
 USX--U.S. Steel Group                            32,955        889,785
 Worthington Industries, Inc.                     35,070        576,463
                                                         --------------
Total Metal Fabricators (Cost $19,940,205)                   18,558,295
                                                         --------------
Pharmaceuticals--7.65%
 Abbott Laboratories                             570,388     25,952,654
 Allergan, Inc.                                   24,602      2,730,822
 +ALZA Corporation                                36,421      1,852,918
 American Home Products Corporation              494,715     28,446,113
 +Amgen, Inc.                                    191,394     11,651,110
 Bristol-Myers Squibb Company                    746,230     52,562,576
 Lilly (Eli) & Company                           413,100     29,588,288
 Merck & Company, Inc.                           888,873     65,776,602
 Millipore Corporation                            16,614        673,905
 Pfizer, Inc.                                    486,948     53,442,543
 Pharmacia and Upjohn, Inc.                      190,684     10,833,235
 Schering-Plough Corporation                     552,397     29,277,041
 SouthTrust Corporation                           60,934      2,338,342
 Warner Lambert Company                          318,893     22,123,202
 +Watson Pharmaceutical, Inc.                     34,067      1,194,474
                                                         --------------
Total Pharmaceuticals (Cost $204,149,211)                   338,443,825
                                                         --------------
Publishing--0.86%
 American Greetings Corporation Class A           26,650        802,831
 Comcast Corporation Class A                     277,375     10,661,602
 Donnelley (R R) & Sons Company                   51,095      1,893,708
 Dow Jones & Company, Inc.                        35,371      1,876,874
 Gannett Company, Inc.                           105,770      7,549,334
 Interpublic Group Company, Inc.                  52,010      4,505,366
 Knight-Ridder, Inc.                              29,607      1,626,535

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June 30, 1999 (Unaudited)

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

MIP--S&P 500 Index                                Shares          Value

-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
 McGraw-Hill, Inc.                                73,843 $    3,982,907
 Meredith Corporation                             19,682        681,489
 New York Times Company Class A                   68,644      2,526,957
 Times Mirror Company Class A                     29,861      1,769,264
                                                         --------------
Total Publishing (Cost $23,097,774)                          37,876,867
                                                         --------------
Retail & Related--5.85%
 +AutoZone, Inc.                                  57,563      1,734,074
 +Best Buy Company, Inc.                          75,800      5,116,500
 Circuit City Stores, Inc.                        37,511      3,488,523
 +Consolidated Stores Corporation                 40,776      1,100,952
 +Costco Company, Inc.                            81,678      6,539,345
 CVS Corporation                                 146,080      7,468,340
 Dayton-Hudson Corporation                       165,431     10,753,015
 Dillards, Inc. Class A                           40,338      1,416,872
 Dollar General Corporation                       86,400      2,505,600
 Eastman Kodak Company                           121,718      8,246,395
 +Federated Department Stores, Inc.               77,150      4,084,128
 Gap, Inc.                                       326,184     16,431,494
 Harcourt General, Inc.                           26,695      1,376,461
 Home Depot, Inc.                                556,349     35,849,739
 Jostens, Inc.                                    13,630        287,082
 +K Mart Corporation                             185,175      3,043,814
 +Kohls Corporation                               60,179      4,645,067
 Limited, Inc.                                    85,597      3,883,964
 Longs Drug Stores Corporation                    14,506        501,364
 Lowe's Company, Inc.                            138,371      7,843,906
 May Department Stores Company                   131,555      5,377,311
 Nordstrom, Inc.                                  55,965      1,874,828
 +Office Depot, Inc.                             137,300      3,029,181
 Penney (J C) Company, Inc.                       97,570      4,738,243
 Rite Aid Corporation                             97,138      2,392,023
 Sears Roebuck & Company                         144,032      6,418,426
 Sherwin Williams Company                         64,726      1,796,147
 +Staples, Inc.                                  174,928      5,411,835
 Tandy Corporation                                74,326      3,632,683
 TJX Companies, Inc.                             121,151      4,035,843
 +Toys R Us, Inc.                                 98,269      2,032,940
 Walgreen Company                                374,648     11,005,285
 WalMart Stores, Inc.                          1,673,036     80,723,987
                                                         --------------
Total Retail & Related (Cost $154,626,523)                  258,785,367
                                                         --------------
Services--0.20%
 Block (H R), Inc.                                37,897      1,894,850
 CMS Energy Corporation                           42,339      1,772,946
 Public Service Enterprise Group                  85,846      3,508,955
 Service Corporation International                98,113      1,888,675
                                                         --------------
Total Services
(Cost $8,435,877)                                             9,065,426
                                                         --------------

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

                                                    Shares          Value

-------------------------------------------------------------------------
Telecommunications--10.58%
 Alltel Corporation                                104,760 $    7,490,340
 Ameritech Corporation                             414,013     30,429,956
 +Andrew Corporation                                32,698        619,218
 AT & T Corporation                              1,196,148     66,760,011
 Bell Atlantic Corporation                         582,839     38,103,100
 BellSouth Corporation                             716,731     33,596,766
 CenturyTel, Inc.                                   50,508      2,007,693
 Frontier Corporation                               64,044      3,778,596
 GTE Corporation                                   364,625     27,620,344
 Lucent Technologies, Inc.                       1,142,867     77,072,117
 +MCI WorldCom, Inc.                               699,458     60,328,252
 +Network Appliance, Inc.                           25,600      1,430,400
 +NEXTEL Communications Class A                    109,746      5,507,877
 Nortel Networks Corporation                       248,867     21,604,801
 SBC Communication, Inc.                           737,614     42,781,612
 Scientific-Atlanta, Inc.                           28,337      1,020,132
 Sprint Corporation                                329,956     17,425,801
 +Sprint Corporation (PCS Group)                   164,169      9,378,154
 +Tellabs, Inc.                                    146,170      9,875,611
 U.S. West, Inc.                                   188,799     11,091,941
                                                           --------------
Total Telecommunications (Cost $255,477,992)                  467,922,722
                                                           --------------
Textiles--0.01%
 +Fruit Of The Loom, Inc. Class A                   27,405        267,199
 Springs Industries, Inc. Class A                    6,901        301,056
                                                           --------------
Total Textiles
(Cost $936,982)                                                   568,255
                                                           --------------
Tobacco--0.89%
 Fortune Brands, Inc.                               64,490      2,668,274
 Philip Morris Company, Inc.                       911,439     36,628,455
                                                           --------------
Total Tobacco (Cost $32,586,336)                               39,296,729
                                                           --------------
Transportation--0.76%
 Burlington Northern Santa Fe                      176,184      5,461,704
 Carnival Corporation Class A                      229,144     11,113,484
 CSX Corporation                                    81,996      3,715,444
 Kansas City Southern Industries                    40,244      2,568,070
 Laidlaw, Inc. Class B                             124,141        915,540
 Norfolk Southern Corporation                      142,440      4,291,005
 Union Pacific Corporation                          92,854      5,414,549
                                                           --------------
Total Transportation (Cost $30,399,152)                        33,479,796
                                                           --------------
Utilities--1.93%
 +AES Corporation                                   70,440      4,094,325
 Ameren Corporation                                 51,666      1,982,683
 American Electric Power, Inc.                      71,907      2,701,007
 Carolina Power & Light Company                     57,002      2,440,398
 Central & South West Corporation                   79,933      1,868,434
 Cinergy Corporation                                59,810      1,913,920
 Consolidated Edison, Inc.                          87,581      3,963,040

June 30, 1999 (Unaudited)

----------------------------------------------------------------------
                                                Shares/
MIP--S&P 500 Index                            Principal          Value

----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
 Constellation Energy Group                      56,187 $    1,664,540
 Dominion Resources, Inc.                        73,469      3,182,126
 DTE Energy Company                              54,593      2,183,720
 Duke Power Company                             135,981      7,393,967
 Edison International                           132,489      3,544,081
 Entergy Corporation                             92,567      2,892,719
 FirstEnergy Corporation                         88,339      2,738,509
 Florida Progress Corporation                    36,700      1,516,169
 FPL Group, Inc.                                 68,009      3,714,992
 GPU, Inc.                                       48,172      2,032,256
 New Century Energies, Inc.                      42,692      1,656,983
 +Niagra Mohawk Holdings, Inc.                   70,580      1,133,691
 Northern States Power Company                   56,647      1,370,149
 Pacificorp                                     111,901      2,056,181
 PECO Energy Company                             78,799      3,299,708
 PG & E Corporation                             143,877      4,676,003
 PP & L Resources, Inc.                          57,154      1,757,486
 Reliant Energy, Inc.                           108,778      3,004,992
 Sempra Energy                                   90,394      2,045,164
 Southern Company                               261,964      6,942,046
 Texas Utilities Company                        105,760      4,362,600
 Unicom Corporation                              81,654      3,148,782
                                                        --------------
Total Utilities
(Cost $74,564,175)                                          85,280,671
                                                        --------------
TOTAL COMMON STOCKS (Cost $2,715,877,331)                4,226,894,361
                                                        --------------
----------------------------------------------------------------------
SHORT TERM INSTRUMENTS--5.35%
----------------------------------------------------------------------
U.S. Treasury Bills--0.27%
 U.S. Treasury Bills, 4.56%#, 09/23/99     $ 12,200,000     12,069,911
                                                        --------------
Cash Equivalents--1.03%
 ++Dreyfus Institutional Money Market Fund    1,493,935      1,493,935
 ++Janus Institutional Money Market Fund     32,500,000     32,500,000
 ++Merrimac Cash Fund--Premium Class         11,900,000     11,900,000
                                                        --------------
                                                            45,893,935
                                                        --------------

-----------------------------------------------------------------------------
                                                      Shares/
                                                    Principal          Value

-----------------------------------------------------------------------------
Repurchase Agreements--4.05%
 Morgan Stanley Triparty Repurchase Agreement
 dated 6/30/99, due 7/1/99 with a maturity
 value of $179,324,555 and an effective yield
 of 4.55% collateralized by U.S. Treasury Notes
 with a rate of 5.75%, a maturity of 6/30/01
 and a market value of $182,897,066             $ 179,301,893 $  179,301,893
                                                              --------------
TOTAL SHORT TERM INSTRUMENTS (Cost $237,265,376)                 237,265,739
                                                              --------------
TOTAL INVESTMENTS IN SECURITIES--100.91%
(Cost $2,953,142,707)* (Notes 1 and 3)                         4,464,160,100
Other Assets and Liabilities, Net--(0.91)%                       (40,375,202)
                                                              --------------
TOTAL NET ASSETS--100.00%                                     $4,423,784,898
                                                              ==============

Notes to the Schedule of Investments:

 * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

   Gross Unrealized Appreciation    $1,547,455,120
   Gross Unrealized (Depreciation)     (36,437,727)
                                    --------------
   Net Unrealized Appreciation      $1,511,017,393
                                    ==============

 + Non-income earning securities.
++ Represents collateral received from securities lending transactions. See
   Note 4.
 # Yield to maturity

                See accompanying notes to financial statements.

Schedule of Investments

June 30, 1999 (Unaudited)

--------------------------------------------------------------------------
MIP--Bond Index                                     Principal        Value

--------------------------------------------------------------------------
CORPORATE BONDS & NOTES--31.09%
--------------------------------------------------------------------------
Aerospace & Defense--0.25%
 Lockheed Martin Corporation, 6.85%, 05/15/01     $ 1,000,000 $  1,004,495
                                                              ------------
Auto Parts & Equipment--0.48%
 Delphi Auto Systems Corporation,
 6.50%, 05/01/09                                    1,000,000      940,973
 Goodyear Tire & Rubber Company,
 6.63%, 12/01/06                                    1,000,000      966,503
                                                              ------------
                                                                 1,907,476
                                                              ------------
Automobiles--2.13%
 Chrysler Corporation, 7.45%, 03/01/27              3,500,000    3,537,188
 Ford Motor Company, 8.88%, 04/01/06                  500,000      547,366
 General Motors,
 5.80%, 04/09/01                                    4,500,000    4,465,463
                                                              ------------
                                                                 8,550,017
                                                              ------------
Bank & Finance--12.34%
 ABN Amro Bank NV, 7.30%, 12/01/26                    500,000      472,411
 African Development Bank, 7.75%, 12/15/01            500,000      516,731
 American General Finance, 5.88%, 07/01/00          1,000,000      999,510
 Associates Corporation NA, 6.95%, 11/01/18         1,000,000      950,855
 Associates Corporation NA, 6.25%, 11/01/08         2,500,000    2,373,583
 Bank Of New York Company, 6.50%, 12/01/03          1,000,000      998,834
 Bank One Corporation, 8.10%, 03/01/02              1,000,000    1,036,908
 Bankamerica Corporation, 6.25%, 04/01/08           1,000,000      949,162
 Chase Manhattan Corporation, 5.75%, 04/15/04       1,000,000      968,304
 CIT Group Holdings, 6.63%, 06/15/05                1,000,000      989,116
 Citigroup, Inc.,
 7.88%, 05/15/25                                    1,000,000    1,037,873
 Diageo PLC,
 6.13%, 08/15/05                                    1,000,000      965,453
 Dresdner Bank AG,
 6.63%, 09/15/05                                    1,000,000      973,206
 Duke Energy Corporation, 6.00%, 12/01/28           2,000,000    1,681,140
 Financing Corporation, 9.80%, 04/06/18             1,285,000    1,726,671
 First Union Capital Corporation, 8.04%, 12/01/26   2,000,000    1,989,894
 First Union Corporation, 6.63%, 07/15/05             500,000      493,964
 Ford Motor Credit Company, 6.50%, 02/28/02         3,400,000    3,411,934

--------------------------------------------------------------------------
                                                    Principal        Value

--------------------------------------------------------------------------
 General Motors Acceptance Corporation,
 7.12%, 05/01/03                                  $ 1,000,000 $  1,016,025
 Household Finance Corporation, 6.70%, 06/15/02     1,000,000    1,002,891
 Household Finance Corporation, 6.00%, 05/01/04     2,000,000    1,937,806
 Houston Lighting & Power Company,
 6.50%, 04/21/03                                    4,000,000    3,977,776
 Interamerica Development Bank,
 8.50%, 03/15/11                                      450,000      521,968
 Interamerica Development Bank,
 8.40%, 09/01/09                                      200,000      227,059
 Keycorp,
 6.75%, 03/15/06                                    1,500,000    1,484,822
 KFW International Finance, Inc., 8.00%, 02/15/10     250,000      275,494
 KFW International Finance, Inc., 7.63%, 02/15/04   3,500,000    3,690,747
 Korea Development Bank, 7.38%, 09/17/04            1,000,000      981,944
 Lehman Brothers, Inc., 9.88%, 10/15/00               500,000      521,463
 Mellon Capital II, 7.99%, 01/15/27                 1,000,000    1,003,287
 Mellon Financial, 6.00%, 03/01/04                  3,000,000    2,923,824
 Merrill Lynch & Company, Inc., 6.38%, 10/15/08     1,000,000      950,242
 Skandinaviska Enskilda, 6.88%, 02/15/09              500,000      487,331
 Swiss Bank Corporation, 7.38%, 07/15/15            1,200,000    1,183,247
 USA Waste Services, Inc., 6.13%, 07/15/01          1,000,000      993,291
 Westdeutsche NY, 6.05%, 01/15/09                   4,000,000    3,701,776
                                                              ------------
                                                                49,416,542
                                                              ------------
Beverages--0.82%
 Anheuser Busch, 9.00%, 12/01/09                    1,500,000    1,744,020
 Coca-Cola Enterprises, 8.00%, 09/15/22             1,000,000    1,060,218
 J Seagram & Sons, 7.50%, 12/15/18                    500,000      483,310
                                                              ------------
                                                                 3,287,548
                                                              ------------
Broadcasting--1.97%
 Comcast Cable Communications, 8.38%, 05/01/07      2,000,000    2,135,274
 Time Warner, Inc., 9.63%, 05/01/02                 2,000,000    2,148,252
 Viacom, Inc.,
 7.75%, 06/01/05                                    3,500,000    3,600,499
                                                              ------------
                                                                 7,884,025
                                                              ------------

June 30, 1999 (Unaudited)

-----------------------------------------------------------------------
MIP--Bond Index                                  Principal        Value

-----------------------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
-----------------------------------------------------------------------
Chemicals--0.39%
 American Home Products, 6.50%, 10/15/02       $ 1,000,000 $  1,002,675
 Dow Chemical Company, 8.62%, 04/01/06             500,000      543,772
                                                           ------------
                                                              1,546,447
                                                           ------------
Electronics--0.93%
 Raytheon Company, 7.38%, 07/15/25               1,000,000      947,569
 Raytheon Company, 5.95%, 03/15/01               2,800,000    2,789,562
                                                           ------------
                                                              3,737,131
                                                           ------------
Energy & Related--0.25%
 Phillips 66 Capital Trust II, 8.00%, 01/15/37   1,000,000    1,000,551
                                                           ------------
Entertainment & Leisure--1.75%
 Disney (Walt) Company, 6.75%, 03/30/06            500,000      504,108
 Disney (Walt) Company, 5.13%, 12/15/03          4,000,000    3,797,456
 Time Warner Entertainment, 8.38%, 03/15/23      2,500,000    2,705,410
                                                           ------------
                                                              7,006,974
                                                           ------------
Food & Related--0.26%
 Archer-Daniels-Midland Company,
 8.38%, 04/15/17                                   500,000      553,756
 Imperial Tobacco Group PLC, 7.12%, 04/01/09       500,000      475,565
                                                           ------------
                                                              1,029,321
                                                           ------------
Healthcare--0.26%
 Baxter International, Inc., 7.63%, 11/15/02     1,000,000    1,031,685
                                                           ------------
Insurance--0.25%
 Aetna Services, Inc., 7.12%, 08/15/06           1,000,000      999,281
                                                           ------------
Investment Banking & Brokerage--1.54%
 AT&T Capital Corporation, 6.25%, 05/15/01       1,000,000      983,914
 Merrill Lynch & Company, 6.00%, 02/17/09        4,000,000    3,687,956
 Morgan Stanley Group, Inc., 6.70%, 05/01/01     1,500,000    1,507,862
                                                           ------------
                                                              6,179,732
                                                           ------------
Manufacturing--0.81%
 ICI Wilmington,
 8.75%, 05/01/01                                   500,000      518,105
 Tyco International Group, 6.88%, 01/15/29       3,000,000    2,740,170
                                                           ------------
                                                              3,258,275
                                                           ------------

-------------------------------------------------------------------------
                                                   Principal        Value

-------------------------------------------------------------------------
Public Administration--1.33%
 Northern State Power, 6.50%, 03/01/28           $ 1,500,000 $  1,363,376
 Saks, Inc.,
 7.50%, 12/01/10                                   1,500,000    1,483,461
 Tennessee Valley, 6.25%, 12/15/17                 2,600,000    2,469,597
                                                             ------------
                                                                5,316,434
                                                             ------------
Retail & Related--1.32%
 JC Penny Company, Inc., 8.25%, 08/15/22           2,000,000    2,099,380
 Walmart,
 8.50%, 09/15/24                                   2,000,000    2,154,848
 Walmart,
 7.25%, 06/01/13                                   1,000,000    1,032,463
                                                             ------------
                                                                5,286,691
                                                             ------------
Services--0.49%
 Amoco Canada,
 7.25%, 12/01/02                                   1,000,000    1,029,410
 Service Corporation International,
 6.00%, 12/15/05                                   1,000,000      918,929
                                                             ------------
                                                                1,948,339
                                                             ------------
Telecommunications--2.38%
 Bell Telephone Canada, 9.50%, 10/15/10              250,000      297,548
 Cable & Wireless Communication, 6.63%, 03/06/05   1,000,000      975,819
 Motorola, Inc.,
 7.50%, 05/15/25                                   2,500,000    2,521,360
 New York Telecom, 6.00%, 04/15/08                   500,000      472,922
 Sprint Cap Corporation,
 6.13%, 11/15/08                                   4,000,000    3,727,800
 Worldcom, Inc.,
 7.55%, 04/01/04                                   1,500,000    1,552,271
                                                             ------------
                                                                9,547,720
                                                             ------------
Transportation--0.26%
 Norfolk Southern Corporation,
 7.80%, 05/15/27                                   1,000,000    1,032,456
                                                             ------------
Utilities--0.88%
 Central Power & Lighting, Inc.,
 7.50%, 12/01/02                                   1,500,000    1,545,075
 Texas Utilities,
 6.38%, 01/01/08                                   1,000,000      952,643
 Virginia Electric & Power Company,
 7.38%, 07/01/02                                   1,000,000    1,025,828
                                                             ------------
                                                                3,523,546
                                                             ------------
TOTAL CORPORATE BONDS & NOTES
(Cost $130,154,366)                                           124,494,686
                                                             ------------

June 30, 1999 (Unaudited)

-----------------------------------------------------------------
MIP--Bond Index                            Principal        Value

-----------------------------------------------------------------
++FOREIGN GOVERNMENT BONDS & NOTES--2.27%
-----------------------------------------------------------------
 British Columbia (Province of),
 6.50%, 01/15/26                         $ 1,000,000 $    933,810
 Hydro Quebec,
 8.40%, 01/15/22                           2,000,000    2,197,700
 New Brunswick,
 7.63%, 06/29/04                           1,200,000    1,249,068
 Ontario (Province of),
 7.75%, 06/04/02                           3,300,000    3,418,404
 Ontario (Province of),
 7.63%, 06/22/04                             750,000      781,838
 Victoria (Province of),
 8.45%, 10/01/01                             500,000      523,295
                                                     ------------
TOTAL FOREIGN GOVERNMENT
BONDS & NOTES
(Cost $9,430,402)                                       9,104,115
                                                     ------------
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--13.75%
-----------------------------------------------------------------
Federal Agency--Other--0.58%
 Financing Corporation,
 8.60%, 09/26/19                           1,500,000    1,831,950
 Tennessee Valley Authority,
 6.13%, 07/15/03                             500,000      495,800
                                                     ------------
                                                        2,327,750
                                                     ------------
Federal Home Loan Bank--2.45%
 Federal Home Loan Bank,
 6.09%, 06/02/06                           1,500,000    1,480,730
 Federal Home Loan Bank,
 5.50%, 01/21/03                           1,000,000      982,132
 Federal Home Loan Bank,
 5.40%, 01/15/03                           1,500,000    1,468,689
 Federal Home Loan Bank,
 5.26%, 06/29/01                             500,000      493,919
 Federal Home Loan Bank,
 5.02%, 02/11/02                           5,500,000    5,377,971
                                                     ------------
                                                        9,803,441
                                                     ------------
Federal Home Loan Mortgage
Corporation--4.53%
 Federal Home Loan Mortgage Corporation,
 6.30%, 06/01/04                           1,000,000      991,014
 Federal Home Loan Mortgage Corporation,
 5.90%, 05/04/04                           3,500,000    3,423,833
 Federal Home Loan Mortgage Corporation,
 5.75%, 07/15/03                           4,000,000    3,968,236
 Federal Home Loan Mortgage Corporation,
 5.50%, 05/15/02                           1,000,000      987,527
 Federal Home Loan Mortgage Corporation,
 5.38%, 03/01/01                           2,000,000    1,984,896
 Federal Home Loan Mortgage Corporation,
 5.25%, 02/16/01                           3,000,000    2,973,072

-----------------------------------------------------------------
                                           Principal        Value

-----------------------------------------------------------------
 Federal Home Loan Mortgage Corporation,
 5.00%, 01/15/04                         $ 4,000,000 $  3,812,676
                                                     ------------
                                                       18,141,254
                                                     ------------
Federal National Mortgage
Association--6.19%
 Federal National Mortgage Association,
 7.55%, 04/22/02                             500,000      520,184
 Federal National Mortgage Association,
 6.70%, 08/10/01                             500,000      500,517
 Federal National Mortgage Association,
 6.45%, 02/14/02                           1,000,000    1,000,804
 Federal National Mortgage Association,
 6.26%, 02/25/09                           5,000,000    4,748,190
 Federal National Mortgage Association,
 6.16%, 12/18/07                             400,000      389,941
 Federal National Mortgage Association,
 5.88%, 04/23/04                             600,000      585,995
 Federal National Mortgage Association,
 5.75%, 06/15/05                           1,000,000      981,282
 Federal National Mortgage Association,
 5.75%, 02/15/08                           2,000,000    1,908,774
 Federal National Mortgage Association,
 5.63%, 02/20/04                           6,000,000    5,845,607
 Federal National Mortgage Association,
 5.38%, 01/16/01                           2,000,000    1,987,754
 Federal National Mortgage Association,
 5.25%, 01/15/09                           1,000,000      913,209
 Federal National Mortgage Association,
 5.13%, 02/13/04                           2,104,000    2,016,002
 Federal National Mortgage Association,
 5.13%, 10/15/08                           3,400,000    3,084,936
 Federal National Mortgage Association,
 0, 06/01/17                               1,000,000      309,394
                                                     ------------
                                                       24,792,589
                                                     ------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $56,485,174)                                     55,065,034
                                                     ------------
-----------------------------------------------------------------
U.S. TREASURY SECURITIES--50.06%
-----------------------------------------------------------------
U.S. Treasury Bonds--16.02%
 U.S. Treasury Bonds,
 12.00%, 08/15/13                          1,100,000    1,543,782

June 30, 1999 (Unaudited)

----------------------------------------------
MIP--Bond Index         Principal        Value

----------------------------------------------
U.S. TREASURY SECURITIES--
(Continued)
----------------------------------------------
 U.S. Treasury Bonds,
 11.25%, 02/15/15     $ 8,550,000 $ 12,766,218
 U.S. Treasury Bonds,
 10.38%, 11/15/12       2,100,000    2,672,907
 U.S. Treasury Bonds,
 9.13%, 05/15/09        2,800,000    3,156,126
 U.S. Treasury Bonds,
 9.13%, 05/15/18          700,000      914,813
 U.S. Treasury Bonds,
 8.13%, 08/15/19        9,250,000   11,146,249
 U.S. Treasury Bonds,
 8.00%, 11/15/21        7,100,000    8,542,187
 U.S. Treasury Bonds,
 7.88%, 02/15/21        2,500,000    2,960,938
 U.S. Treasury Bonds,
 7.63%, 02/15/25        7,300,000    8,575,221
 U.S. Treasury Bonds,
 7.50%, 11/15/16          500,000      562,032
 U.S. Treasury Bonds,
 7.25%, 05/15/16        4,100,000    4,499,750
 U.S. Treasury Bonds,
 7.12%, 02/15/23        1,000,000    1,104,688
 U.S. Treasury Bonds,
 6.50%, 11/15/26        1,500,000    1,552,500
 U.S. Treasury Bonds,
 6.13%, 11/15/27        1,000,000      990,625
 U.S. Treasury Bonds,
 5.50%, 08/15/28        2,800,000    2,556,750
 U.S. Treasury Bonds,
 5.25%, 02/15/29          700,000      628,250
                                  ------------
                                    64,173,036
                                  ------------
U.S. Treasury Notes--34.04%
 U.S. Treasury Notes,
 8.00%, 05/15/01        2,900,000    3,025,063
 U.S. Treasury Notes,
 7.88%, 08/15/01        2,300,000    2,404,938
 U.S. Treasury Notes,
 7.50%, 11/15/01        8,200,000    8,540,816
 U.S. Treasury Notes,
 7.50%, 05/15/02        3,000,000    3,145,314
 U.S. Treasury Notes,
 7.50%, 02/15/05        1,300,000    1,399,938
 U.S. Treasury Notes,
 7.25%, 08/15/04       11,050,000   11,737,176
 U.S. Treasury Notes,
 6.50%, 05/31/01        2,250,000    2,289,375
 U.S. Treasury Notes,
 6.50%, 05/15/05        1,400,000    1,442,875
 U.S. Treasury Notes,
 6.50%, 08/15/05        2,800,000    2,886,626
 U.S. Treasury Notes,
 6.50%, 10/15/06        1,400,000    1,444,625
 U.S. Treasury Notes,
 6.38%, 03/31/01        8,700,000    8,822,347
 U.S. Treasury Notes,
 6.38%, 09/30/01        1,000,000    1,016,563
 U.S. Treasury Notes,
 6.38%, 08/15/02        4,700,000    4,789,595

------------------------------------------------------------------
                                            Principal        Value

------------------------------------------------------------------
 U.S. Treasury Notes,
 6.25%, 10/31/01                          $ 2,800,000 $  2,839,376
 U.S. Treasury Notes,
 6.25%, 01/31/02                            1,000,000    1,014,688
 U.S. Treasury Notes,
 6.25%, 02/15/03                           10,800,000   10,982,249
 U.S. Treasury Notes,
 6.13%, 12/31/01                            1,200,000    1,214,250
 U.S. Treasury Notes,
 6.13%, 08/15/07                            3,300,000    3,336,095
 U.S. Treasury Notes,
 5.88%, 06/30/00                            1,000,000    1,005,313
 U.S. Treasury Notes,
 5.88%, 11/30/01                              850,000      855,047
 U.S. Treasury Notes,
 5.88%, 02/15/04                            1,000,000    1,005,313
 U.S. Treasury Notes,
 5.88%, 11/15/05                            1,500,000    1,499,063
 U.S. Treasury Notes,
 5.75%, 11/30/02                            1,600,000    1,602,000
 U.S. Treasury Notes,
 5.75%, 04/30/03                            1,000,000    1,000,938
 U.S. Treasury Notes,
 5.75%, 08/15/03                           14,000,000   13,999,999
 U.S. Treasury Notes,
 5.63%, 11/30/00                            2,100,000    2,104,595
 U.S. Treasury Notes,
 5.63%, 02/28/01                            1,000,000    1,002,188
 U.S. Treasury Notes,
 5.63%, 05/15/08                            3,300,000    3,231,938
 U.S. Treasury Notes,
 5.50%, 01/31/03                            2,100,000    2,085,563
 U.S. Treasury Notes,
 5.25%, 05/31/01                              500,000      497,500
 U.S. Treasury Notes,
 5.13%, 08/31/00                            1,000,000      996,563
 U.S. Treasury Notes,
 4.75%, 11/15/08                            8,700,000    7,984,972
 U.S. Treasury Notes,
 4.63%, 12/31/00                            5,500,000    5,432,971
 U.S. Treasury Notes,
 4.50%, 01/31/01                           10,000,000    9,849,999
 U.S. Treasury Notes,
 4.00%, 10/31/00                           10,000,000    9,818,749
                                                      ------------
                                                       136,304,620
                                                      ------------
TOTAL U.S. TREASURY SECURITIES
(Cost $206,235,748)                                    200,477,656
                                                      ------------
------------------------------------------------------------------
SHORT TERM INSTRUMENTS--8.16%
------------------------------------------------------------------
Cash Equivalents--6.98%
 +Dreyfus Institutional Money Market Fund      58,000       58,000
 +Janus Institutional Money Market Fund    10,300,000   10,300,000
 +Merrimac Cash Fund--Premium Class        17,600,000   17,600,000
                                                      ------------
                                                        27,958,000
                                                      ------------

June 30, 1999 (Unaudited)

-----------------------------------------------------------------------------
MIP--Bond Index                                       Principal        Value

-----------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--(Continued)
-----------------------------------------------------------------------------
Repurchase Agreements--1.18%
 Morgan Stanley Triparty Repurchase Agreement dated
 6/30/99, due 7/1/99 with a maturity value of
 $4,709,473 and an effective yield of 4.55%
 collateralized by U.S. Treasury Notes with a rate
 of 5.75%, a maturity of 6/30/01 and a market value
 of $4,806,756                                      $ 4,708,877 $  4,708,877
                                                                ------------
                                                                   4,708,877
                                                                ------------
TOTAL SHORT TERM INSTRUMENTS
(Cost $32,666,877)                                                32,666,877
                                                                ------------
TOTAL INVESTMENT IN
SECURITIES--105.33%
(Cost $434,972,567)**
(Notes 1 and 3)                                                  421,808,368
Other Assets and Liabilities--(5.33)%                            (21,354,306)
                                                                ------------
TOTAL NET ASSETS--100.00%                                       $400,454,062
                                                                ============

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Notes to the Schedule of Investments:

++ Investment is denominated in U.S. Dollars
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

   Net Unrealized Appreciation  $    841,484
   Net Unrealized Depreciation   (14,005,683)
                                ------------
   Net Unrealized Depreciation  $(13,164,199)
                                ============

+ Represents collateral received from securities lending transactions. See Note
  4.

                See accompanying notes to financial statements.

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